                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                                   ----------

                           SPDR(R) INDEX SHARES FUNDS
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)                      Copy to:

          Ryan M. Louvar, Esq.                         W. John McGuire, Esq.
  State Street Bank and Trust Company               Morgan, Lewis & Bockius LLP
           One Lincoln Street                     1111 Pennsylvania Avenue, N.W.
            Boston, MA 02111                           Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

ITEM 1. REPORTS TO SHAREHOLDERS.

ANNUAL REPORT September 30, 2007

(SPDRS(SM) LOGO)
STATE STREET GLOBAL ADVISORS                  Precise in a world that Isn't.(SM)

TABLE OF CONTENTS


PRESIDENT'S LETTER...............................................     1
MANAGEMENT DISCUSSIONS OF FUND PERFORMANCE
  DJ STOXX 50(R) ETF (FEU).......................................     2
  DJ EURO STOXX 50(R) ETF (FEZ)..................................     6
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................    10
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    14
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................    18
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................    22
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................    23
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................    27
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........    31
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................    35
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............    36
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........    37
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....    42
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................    46
  SPDR(R) RUSSELL/NOMURA PRIME(TM) Japan ETF (JPP)...............    50
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) Japan ETF (JSC)...........    54
SCHEDULES OF INVESTMENTS
  DJ STOXX 50(R) ETF (FEU).......................................    58
  DJ EURO STOXX 50(R) ETF (FEZ)..................................    59
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................    60
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    62
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................    65
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................    70
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................    71
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................    72
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........    74
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................    76
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............    83
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........    89
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....    91
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................    93
  SPDR(R) RUSSELL/NOMURA PRIME(TM) Japan ETF (JPP)...............   100
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) Japan ETF (JSC)...........   105
FINANCIAL STATEMENTS.............................................   110
FINANCIAL HIGHLIGHTS.............................................   126
NOTES TO FINANCIAL STATEMENTS....................................   131
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........   140
OTHER INFORMATION................................................   141

                        (streetTRACKS Logo/annual report)
                       PRESIDENT'S LETTER TO SHAREHOLDERS


Dear Shareholders,

Enclosed, please find a copy of the annual report for the period ended September 30, 2007. State Street has launched seventeen new SPDR ETFs so far in 2007, offering investors exposure to segments of the global stock markets, along with a suite of fixed income products.

NEW INTERNATIONAL AND EMERGING MARKET SPDRS

International SPDRs launched cover key segments of the developed international and global markets and include:

     - SPDR(R) S&P(R) International Small Cap ETF (Ticker Symbol: GWX)
     - SPDR(R) MSCI ACWI ex-US ETF (Ticker Symbol: CWI)
     - SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (Ticker Symbol: GII) and
     - SPDR(R) S&P(R) World ex-US ETF (Ticker Symbol: GWL)

State Street has also introduced its new emerging markets ETF line-up, which I believe provides a competitively distinct array of SPDRs. Our line-up offers exposure to virtually the entire emerging markets universe, certain key regions and China. They are:

     - SPDR(R) S&P(R) Emerging Markets ETF (Ticker Symbol: GMM)
     - SPDR(R) S&P(R) Emerging Latin America ETF (Ticker Symbol: GML)
     - SPDR(R) S&P(R) Emerging Middle East & Africa ETF (Ticker Symbol: GAF)
     - SPDR(R) S&P(R) Emerging Europe ETF (Ticker Symbol: GUR)
     - SPDR(R) S&P(R) Emerging Asia Pacific ETF (Ticker Symbol: GMF)
     - SPDR(R) S&P(R) China ETF (Ticker Symbol: GXC) and
     - SPDR(R) S&P(R) BRIC 40 ETF (Ticker Symbol: BIK)

NEW FIXED INCOME SPDRS

State Street also introduced fixed income SPDRs to provide bond and cash exposure at highly competitive expense ratios. Fixed Income SPDRs launched during the period include:

     - SPDR(R) Barclays Capital TIPS ETF (Ticker Symbol: IPE)
     - SPDR(R) Lehman 1-3 Month T-Bill ETF (Ticker Symbol: BIL)
     - SPDR(R) Lehman Aggregate Bond ETF (Ticker Symbol: LAG)
     - SPDR(R) Lehman Intermediate Term Treasury ETF (Ticker Symbol: ITE)
     - SPDR(R) Lehman Long Term Treasury ETF (Ticker Symbol: TLO)
     - SPDR(R) Lehman Municipal Bond ETF (Ticker Symbol: TFI)

Each of these new ETFs was created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given State Street's heritage as the industry's pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continue helping you reach your investment goals in the days ahead. On behalf of the SPDR Index Shares Funds, I thank you for your continued support.

Sincerely,

-s- James Ross
James Ross
President

                        (streetTRACKS Logo/Annual Report)
                               DJ STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The DJ STOXX 50 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield of the Dow Jones STOXX 50 Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 24.22% and the Index returned 24.39%.

European equities posted remarkable gains for the year ended September 30, 2007. Equity returns were driven by a number of factors including solid economic performance, favorable liquidity conditions and significant merger and acquisition activity. U.S.-based investors also benefited from the strength of European currencies, especially the Euro and U.K. Sterling. Near the end of the fiscal year, concerns over fixed income and money market issues (especially in the U.S.) weighed on markets, but the U.S. Federal Reserve Bank lowering both the discount rate and the Fed funds rate appeared to positively affect equities before the end of the period.

Gains were widespread during the fiscal year, with a large majority of names posting strong performance. Finnish firm Nokia Oyj was a top performer during the fiscal year, appreciating significantly and adding a positive return to the index. The company reported increased market share and improved margins. Telecom firms also fared well as investors appeared encouraged with results and growth opportunities for these firms. Telefonica SA of Spain was a particularly strong performer in the group, rising significantly, while Vodafone Group of the U.K. also rose significantly. German company Daimler AG (formerly Daimler Chrysler) also rose significantly during the year. The company sold the former Chrysler to private equity investors during the year. Materials companies posted excellent results during the period as strong commodity prices gave a boost to the entire sector. BHP Billiton PLC led this group, gaining appreciably during the year. The company posted a large increase in earnings and record results in a number of its businesses.

                        (streetTRACKS Logo/Annual Report)
                     DJ STOXX 50 ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.31%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             DOW JONES STOXX 50 INDEX
                                                  VALUE                 VALUE         (Broad-Based Comparative Index)
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                        24.22%                23.79%                     24.39%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07                     77.33%                76.86%                     78.58%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          144.29%               144.77%                    146.72%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             DOW JONES STOXX 50 INDEX
                                                  VALUE                 VALUE         (Broad-Based Comparative Index)
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                        24.22%                23.79%                     24.39%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07                     21.04%                20.93%                     21.32%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           19.72%                19.77%                     19.96%



 (1) For the period October 15, 2002 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
               DJ STOXX 50 ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ STOXX 50 ETF (BASED ON NET ASSET VALUE)



LINE GRAPH

                                    DOW JONES
                                     STOXX 50
                                     INDEX -
                       DJ STOXX     US DOLLAR
                        50 ETF     DENOMINATED
                       --------    -----------
10/15/2002             10000.00      10000.00
12/31/2002             10059.00       9978.00
3/31/2003               9129.00       9132.00
6/30/2003              11098.00      11096.00
9/30/2003              11279.00      11287.00
12/31/2003             13631.00      13660.00
3/31/2004              13384.00      13423.00
6/30/2004              13524.00      13552.00
9/30/2004              13776.00      13815.00
12/31/2004             15710.00      15814.00
3/31/2005              15626.00      15695.00
6/30/2005              15612.00      15682.00
9/30/2005              16751.00      16856.00
12/31/2005             16872.00      16994.00
3/31/2006              18242.00      18401.00
6/30/2006              18818.00      18954.00
9/30/2006              19666.00      19835.00
12/31/2006             21383.00      21577.00
3/31/2007              21801.00      22014.00
6/30/2007              23864.00      24079.00
9/30/2007              24429.00      24672.00

                        (streetTRACKS Logo/Annual Report)
                      DJ STOXX 50 ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -----------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BP PLC         HSBC HOLDINGS PLC     VODAFONE GROUP     TOTAL SA
 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $8,258,495     8,119,831             7,135,662          6,853,078

 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.5%           4.4                   3.9                3.7
 -----------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------

  DESCRIPTION                              NESTLE SA
 ------------------------------------------------------------------
    MARKET VALUE                           6,586,971

 ------------------------------------------------------------------
    % OF NET ASSETS                        3.6
 ------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Banks                                29.9%
Oil & Gas                            13.0
Health Care                          11.6
Telecommunications                    9.7
Insurance                             6.8
Food & Beverages                      5.8
Technology                            5.3
Basic Resources                       5.2
Utilities                             3.8
Industrial Goods & Services           2.4
Automobiles & Parts                   2.0
Chemicals                             1.4
Retail                                1.4
Personal & Household Goods            1.0
Short-Term Investments                0.5
Other Assets & Liabilities            0.2
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                             DJ EURO STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The DJ EURO STOXX 50 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield of the Dow Jones EURO STOXX 50 Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 29.76% and the Index returned 29.47%.

European equities posted remarkable gains in the year ended September 30, 2007. Equity returns were driven by a number of factors, including solid economic performance, favorable liquidity conditions and significant merger and acquisition activity. U.S.-based investors also benefited from the strength of the Euro. Near the end of the fiscal year, concerns over fixed income and money market issues (especially in the U.S.) weighed on markets, but the U.S. Federal Reserve Bank lowering both the discount rate and the Fed funds rate appeared to positively affect equities before the end of the period.

Gains were widespread during the fiscal year, with the vast majority of names posting strong gains. Finnish firm Nokia Oyj was a top performer during the year, appreciating significantly. The company reported increased market share and improved margins. German company Daimler AG (formerly Daimler Chrysler) also rose significantly during the year. The company sold the former Chrysler to private equity investors during the year. Materials companies posted excellent results during the period as strong commodity prices gave a boost to the entire sector. Telecom firms also fared well as investors appeared encouraged with results and growth opportunities for these firms. Telefonica SA of Spain was a particularly strong performer in the group.

                        (streetTRACKS Logo/Annual Report)
                   DJ EURO STOXX 50 ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.32%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          DOW JONES EURO STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                        29.76%                29.43%                     29.47%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07                     98.39%                98.37%                     98.24%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          189.44%               189.63%                    188.68%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          DOW JONES EURO STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                        29.76%                29.43%                     29.47%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07                     25.65%                25.65%                     25.62%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           23.89%                23.90%                     23.82%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
             DJ EURO STOXX 50 ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
DJ EURO STOXX 50 ETF (BASED ON NET ASSET VALUE)



LINE GRAPH

                                          DOW JONES
                                         EURO STOXX
                            DJ            50 INDEX
                       EURO STOXX           - US
                         50 ETF      DOLLAR DENOMINATED
                       ----------    ------------------
10/15/2002              10000.00          10000.00
12/31/2002              10343.00          10283.00
3/31/2003                9148.00           9156.00
6/30/2003               11657.00          11641.00
9/30/2003               11746.00          11732.00
12/31/2003              14658.00          14657.00
3/31/2004               14443.00          14452.00
6/30/2004               14685.00          14664.00
9/30/2004               14590.00          14562.00
12/31/2004              17299.00          17325.00
3/31/2005               17161.00          17147.00
6/30/2005               16958.00          16927.00
9/30/2005               18211.00          18212.00
12/31/2005              18626.00          18636.00
3/31/2006               20603.00          20633.00
6/30/2006               21028.00          21004.00
9/30/2006               22306.00          22297.00
12/31/2006              24591.00          24595.00
3/31/2007               25448.00          25238.00
6/30/2007               28094.00          28022.00
9/30/2007               28944.00          28868.00

                        (streetTRACKS Logo/Annual Report)
                    DJ EURO STOXX 50 ETF -- PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOTAL SA        NOKIA OYJ      BANCO SANTANDER        E. ON AG       SIEMENS AG
                                                                          CENTRAL HISPANO SA
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $26,372,645     21,475,078     17,461,072             17,457,681     16,854,142

 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.4%            4.4            3.6                    3.6            3.5
 -----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 --------------------------------------------------
                                   PERCENT OF
 INDUSTRY                          NET ASSETS
 --------------------------------------------------
Banks                                  23.9%
Utilities                              12.2
Insurance                              12.0
Oil & Gas                               9.0
Telecommunications                      8.1
Technology                              6.7
Chemicals                               4.8
Construction & Materials                4.2
Automobiles & Parts                     3.8
Industrial Goods & Services             3.5
Personal & Household Goods              3.4%
Food & Beverages                        2.7
Health Care                             2.6
Media                                   1.4
Retail                                  1.1
Short-Term Investments                 14.6
Other Assets & Liabilities            (14.0)
 --------------------------------------------------
TOTAL                                 100.0%
 --------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Emerging Asia Pacific ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Citigroup/BMI Asia Pacific Emerging Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 45.03% and the Index returned 47.02%.

Since the Fund's inception, emerging markets, including those in Asia Pacific, have been very strong performers relative to other markets. A number of factors have driven the strong returns, including the growth rate of the underlying economies that continued in aggregate to outpace the growth rates found in other markets. Although many emerging markets have enjoyed some spectacular returns during the period, there has been an overall concern of overheating economies in Asia Pacific, notably the two major countries in the Fund, China and India. These countries made efforts to sustain their incredible growth rates during this period to avoid overheating.

During the period, the Chinese authorities announced that they want to slow the economy to a more sustainable 10% growth rate. During the period, China announced yet another increase in banking reserves and an acceleration of currency bands, as well as a tripling of the stamp tax on securities transactions.

Output in India grew at a rate equal to roughly 9% per annum, well in excess of the rate in the 1990s. Financial and industrial stocks led the way. During the period, the Indian economy showed signs that it was overheating. The Indian rupee continued to appreciate, and capital inflows remained strong in India. While the market sold at roughly 17 times forward earnings, earnings growth was very rapid.

Another contributing factor was the positive impact of relative calmness on the geopolitical front. Though there has certainly been unrest in the world, there have been no significant events in Asia Pacific during this period. Finally, the actions of the U.S. Federal Reserve Bank when it cut the discount rate and Fed funds rate, appeared to help in easing a credit crunch and in reducing potential fears of a global recession.

                        (streetTRACKS Logo/Annual Report)
            SPDR S&P EMERGING ASIA PACIFIC ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE           ASIA PACIFIC EMERGING INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          45.03%                45.10%                      47.02%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
      SPDR S&P EMERGING ASIA PACIFIC ETF -- PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING ASIA PACIFIC ETF (BASED ON NET ASSET VALUE)



(Line Graph

                                        S&P/CITIGROUP BMI
                          SPDR S&P         ASIA PACIFIC
                       EMERGING ASIA      EMERGING INDEX
                        PACIFIC ETF
                       -------------    -----------------
3/20/2007                 10000.00           10000.00
3/31/2007                 10191.00           10276.00
4/30/2007                 10650.00           10718.00
5/31/2007                 11262.00           11400.00
6/30/2007                 12073.00           12233.00
7/31/2007                 12791.00           13117.00
8/31/2007                 12854.00           13016.00
9/30/2007                 14503.00           14702.00

                        (streetTRACKS Logo/Annual Report)
             SPDR S&P EMERGING ASIA PACIFIC ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE,     CHINA LIFE              RELIANCE                 PETROCHINA
                                           LTD.              INSURANCE CO., LTD.     INDUSTRIES, LTD. GDR     CO., LTD.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $2,851,216        1,559,882               1,533,155                1,524,307

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.6%              2.5                     2.5                      2.5
 -----------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------

  DESCRIPTION                              TAIWAN SEMICONDUCTOR
                                           MANUFACTURING CO., LTD. ADR
 -------------------------------------------------------------------------
    MARKET VALUE                           1,482,954

 -------------------------------------------------------------------------
    % OF NET ASSETS                        2.4
 -------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          12.5%
Commercial Banks                     10.6
Wireless Telecommunication
  Services                            8.6
Semiconductors & Semiconductor
  Equipment                           7.2
Electronic Equipment &
  Instruments                         7.0
Insurance                             4.6
Computers & Peripherals               4.1
Metals & Mining                       4.1
Transportation Infrastructure         3.1
Chemicals                             3.0
Real Estate Management &
  Development                         2.6
IT Services                           2.3
Marine                                2.3
Automobiles                           2.1
Diversified Telecommunication
  Services                            2.1
Construction & Engineering            1.9
Hotels, Restaurants & Leisure         1.7
Food Products                         1.6
Construction Materials                1.5
Internet Software & Services          1.4
Media                                 1.2
Thrifts & Mortgage Finance            1.0
Energy Equipment & Services           1.0
Electric Utilities                    1.0
Independent Power Producers &
  Energy Traders                      0.9
Industrial Conglomerates              0.8
Airlines                              0.7
Beverages                             0.7
Diversified Financial Services        0.6
Capital Markets                       0.6
Household Products                    0.5
Distributors                          0.5
Textiles, Apparel & Luxury
  Goods                               0.4
Tobacco                               0.4
Machinery                             0.4
Pharmaceuticals                       0.2
Health Care Providers &
  Services                            0.2
Gas Utilities                         0.2
Electronics                           0.2
Leisure Equipment & Products          0.1
Paper & Forest Products               0.1
Short-Term Investments                3.0
Other Assets & Liabilities            1.0
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P China ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P/Citigroup BMI China Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 80.64% and the Index returned 82.86%.

A number of factors have driven the strong returns we have seen across emerging markets, including China, during the period, including the growth rate of the underlying economy in China that continued in aggregate to dramatically outpace the growth rates found in other markets. Commodities have had a strong return during this period and emerging markets, including China, with a comparably heavy weighting in these stocks, have been helped by these returns. Another factor that positively impacted performance during this period was a relative calmness on the geopolitical front. Though there has certainly been unrest in the world, there have been no significant events in China during the period. Finally, the Chinese markets were positively affected by the actions of the U.S. Federal Reserve Bank, when it cut the discount rate and Fed funds rate. This appeared to help in easing a credit crunch and in reducing the likelihood of the U.S. falling into a recession.

Since its inception in March 2007, the Fund has been a very strong performer with a return of 80.64%. Similar to other emerging market economies, China is experiencing a period of dramatic growth. Gross domestic product in China rose
11.5 percent from a year earlier in the third calendar quarter of 2007, and inflation surged to a 10-year high of 6.5 percent in August 2007, ending at 6.2 percent in September 2007. Chinese investors have opened about 49 million trading accounts this calendar year alone; nine times the total for calendar year 2006. This extensive growth has fueled investors' interest in the Chinese economy both at home and abroad.

                        (streetTRACKS Logo/Annual Report)
                    SPDR S&P CHINA ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          S&P/CITIGROUP BMI CHINA INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          80.64%                79.66%                      82.86%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
              SPDR S&P CHINA ETF -- PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P CHINA ETF (BASED ON NET ASSET VALUE)



(Line Graph

                        SPDR S&P    S&P/CITIGROUP BMI
                       CHINA ETF       CHINA INDEX
                       ---------    -----------------
3/20/2007               10000.00         10000.00
3/31/2007               10355.00         10373.00
4/30/2007               10719.00         10820.00
5/31/2007               11550.00         11742.00
6/30/2007               12839.00         12985.00
7/31/2007               14141.00         14345.00
8/31/2007               15073.00         15260.00
9/30/2007               18064.00         18288.00

                        (streetTRACKS Logo/Annual Report)
                     SPDR S&P CHINA ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE,     CHINA LIFE INSURANCE     PETROCHINA     CHINA CONSTRUCTION
                                           LTD.              CO., LTD                 CO., LTD.      BANK CORP.
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $15,824,989       8,324,484                7,870,289      5,816,204

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        12.9%             6.8                      6.4            4.7
 ----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------

  DESCRIPTION                              CNOOC, LTD.

 -----------------------------------------------------
    MARKET VALUE                           5,660,567

 -----------------------------------------------------
    % OF NET ASSETS                        4.6
 -----------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          20.3%
Wireless Telecommunication
  Services                           13.8
Commercial Banks                     12.7
Insurance                            10.8
Metals & Mining                       4.8
Real Estate Management &
  Development                         4.8
Transportation Infrastructure         3.6
Marine                                2.7
Diversified Telecommunication
  Services                            2.4
Independent Power Producers &
  Energy Traders                      2.4
Internet Software & Services          2.3
Food Products                         2.2
Electrical Equipment                  1.9
Construction & Engineering            1.4
Automobiles                           1.2
Paper & Forest Products               1.1
Construction Materials                1.0
Distributors                          1.0
Hotels, Restaurants & Leisure         0.9
Media                                 0.8
Energy Equipment & Services           0.8
Computers & Peripherals               0.6
Machinery                             0.6
Chemicals                             0.6
Airlines                              0.5
Industrial Conglomerates              0.5
Textiles, Apparel & Luxury
  Goods                               0.4
Multiline Retail                      0.4
Leisure Equipment & Products          0.4
Semiconductors & Semiconductor
  Equipment                           0.4
Communications Equipment              0.3
Water Utilities                       0.3
Road & Rail                           0.2
Air Freight & Logistics               0.2
Beverages                             0.2
Health Care Equipment &
  Supplies                            0.2
IT Services                           0.2
Software                              0.2
Personal Products                     0.1
Commercial Services & Supplies        0.1
Short-Term Investments                0.2
Other Assets & Liabilities            0.5
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Emerging Markets ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Citigroup/BMI Emerging Markets Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 35.20% and the Index returned 35.75%.

Since its inception in March 2007, the Fund has been a very strong performer. A number of factors have driven this return. One of these has been the growth rate of the underlying economies that, in aggregate, continued to dramatically outpace the growth rates of other markets. Commodities have had a strong return during this period and emerging markets, with a comparably heavy weighting in these stocks, have been helped by these returns. Another factor that positively impacted performance during this period was a relative calmness on the geopolitical front. Though there has certainly been unrest in the world, there have been no significant events during the period in question. Finally, the emerging markets were positively affected by the actions of the U.S. Federal Reserve Bank when it cut the discount rate and the Fed funds rate. This appeared to help in easing a credit crunch and in reducing the likelihood of the U.S. falling into a recession.

                        (streetTRACKS Logo/Annual Report)
              SPDR S&P EMERGING MARKETS ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE              EMERGING MARKETS INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          35.20%                35.47%                      35.75%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
        SPDR S&P EMERGING MARKETS ETF -- PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MARKETS ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                           SPDR S&P        S&P/CITIGROUP BMI
                       EMERGING MARKETS     EMERGING MARKETS
                              ETF                INDEX
                       ----------------    -----------------
3/20/2007                  10000.00             10000.00
3/31/2007                  10338.00             10389.00
4/30/2007                  10818.00             10863.00
5/31/2007                  11294.00             11357.00
6/30/2007                  11823.00             11927.00
7/31/2007                  12305.00             12467.00
8/31/2007                  12156.00             12226.00
9/30/2007                  13520.00             13575.00

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P EMERGING MARKETS ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -----------------------------------------------------------------------------------------------------------------

                                           GAZPROM        COMPANHIA VALE DO     PETROLEO              CHINA
  DESCRIPTION                              OAO ADR        RIO DOCE ADR          BRASILEIRO SA ADR     MOBILE, LTD.

 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,972,505     1,461,916             1,243,199             1,105,211

 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.4%           3.2                   2.8                   2.4
 -----------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------

                                           AMERICA
  DESCRIPTION                              MOVIL
                                           SAB DE CV
 -------------------------------------------------------
    MARKET VALUE                           901,300

 -------------------------------------------------------
    % OF NET ASSETS                        2.0
 -------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          17.8%
Commercial Banks                     12.9
Metals & Mining                      10.2
Wireless Telecommunication
  Services                            8.2
Semiconductors & Semiconductor
  Equipment                           3.2
Insurance                             2.7
Diversified Telecommunication
  Services                            2.6
Chemicals                             1.8
Diversified Financial Services        1.8
Computers & Peripherals               1.8
Industrial Conglomerates              1.7
Construction Materials                1.7
Electronic Equipment &
  Instruments                         1.7
Real Estate Management &
  Development                         1.6
Pharmaceuticals                       1.6
Construction & Engineering            1.5
Beverages                             1.5
Electric Utilities                    1.4
Food Products                         1.3
IT Services                           1.3
Transportation Infrastructure         1.2
Hotels, Restaurants & Leisure         1.1
Media                                 1.0
Independent Power Producers &
  Energy Traders                      1.0
Electrical Equipment                  0.9
Food & Staples Retailing              0.9
Marine                                0.8
Multiline Retail                      0.8
Specialty Retail                      0.7
Energy Equipment & Services           0.7
Household Durables                    0.7
Automobiles                           0.7
Thrifts & Mortgage Finance            0.6
Internet Software & Services          0.6
Paper & Forest Products               0.5
Capital Markets                       0.5
Water Utilities                       0.4
Airlines                              0.4
Household Products                    0.3
Machinery                             0.3
Leisure Equipment & Products          0.3
Software                              0.3
Tobacco                               0.3
Distributors                          0.2
Communications Equipment              0.2
Telecommunications                    0.2
Gas Utilities                         0.2
Building Products                     0.2
Air Freight & Logistics               0.2
Aerospace & Defense                   0.2
Textiles, Apparel & Luxury
  Goods                               0.2
Health Care Providers &
  Services                            0.1
Road & Rail                           0.1
Consumer Finance                      0.1
Personal Products                     0.1
Commercial Services & Supplies        0.1
Trading Companies &
  Distributors                        0.1
Electronics                           0.0**
Biotechnology                         0.0**
Short-Term Investments                1.2
Other Assets & Liabilities            3.3
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                    SPDR S&P BRIC 40 ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA            GAZPROM       COMPANHIA VALE      LUKOIL ADR     CHINA LIFE
                                           MOBILE, LTD.     OAO ADR       DO RIO DOCE ADR                    INSURANCE CO., LTD.
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $18,297,388      9,975,376     8,623,886           8,483,596      7,756,122

 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        11.7%            6.4           5.5                 5.4            4.9
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          35.6%
Commercial Banks                     22.8
Diversified Telecommunication
  Service                            13.0
Metals & Mining                      10.4
Insurance                             7.0
IT Services                           3.0
Wireless Telecommunication
  Services                            2.7
Electric Utilities                    2.1
Beverages                             1.9
Aerospace & Defense                   0.6
Telecommunications                    0.3
Short Term Investments                0.2
Other Assets and Liabilities          0.4
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Emerging Europe ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P/Citigroup BMI European Capped Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 18.73% and the Index returned 20.55%.

A number of factors have driven the strong returns we have seen across emerging markets, including Europe, during the period, including the growth rate of the underlying economies in Europe, that continued in aggregate to dramatically outpace the growth rates found in other markets. Commodities have had a strong return during this period and emerging markets, including Europe, with a comparably heavy weighting in such stocks, have been helped by these returns. Another factor that positively impacted performance during this period was a relative calmness on the geopolitical front. Any shocks to the markets have originated in the developed world rather than in the emerging world. Finally, European emerging markets were positively affected by the actions of the U.S. Federal Reserve Bank when it cut both the discount rate and Fed funds rate. This appeared to help in easing a credit crunch and in reducing the likelihood of the U.S. falling into a recession.

Europe substantially underperformed during the period, when compared with Asia or Latin America, although still registering a positive return. After a blistering run over the five calendar years ending December 31, 2006, the Russian markets essentially stalled during the period. Several factors impacted the Russian markets: new issuances, a run-up in valuations in Russian oil and gas stocks (which are priced more in line with international competitors) and growing uncertainty over the future direction of economic policy, given the presidential elections in 2008. The Russian economy continued to grow rapidly given massive oil inflows and Russian energy stocks substantially underperformed their emerging market peers from July 2007 to September 2007.

Turkey was the best performing market in Europe, rising overall from April to June and from July to September. The Turkish lira, a high-yielding currency that tends to benefit from global inflows when risk appetite is high, rose during the period. Despite political uncertainty and intimations by the Turkish military that an invasion of Northern Iraq would be appropriate to destroy Kurdish bases, domestic demand in Turkey remained very strong. Turkcell, the wireless telecom company, rose significantly during the period. After the sweeping victory on July 22, 2007 by the AK party, the Turkish Prime Minister stressed that the government will protect secular principles and continued democratic reforms designed to strengthen the economy and promote EU accession. The disinflation process continued in Turkey during the period when the Turkish central bank reduced rates and the Turkish banks surged. Foreign Direct Investment flows into Turkey continued at record levels.

Amongst the Czech Republic, Hungary and Poland, Hungary was the stand-out from April 2007 to June 2007, rising while the Czech Republic (led by Unipetrol, the chemical producer) was the best performer from July 2007 to September 2007. OTP Bank NyRt, the Hungarian financial services firm that has undertaken regional acquisitions, rose during the period. An ongoing takeover offer for MOL Hungarian Oil and Gas NyRt, the refiner, helped to lift the stock during the same period. While Hungary's deficits continued to be problematic, the presence of several competitive companies continued to attract international investors. Eastern Europe continued to integrate rapidly with its Western neighbors.

                        (streetTRACKS Logo/Annual Report)
               SPDR S&P EMERGING EUROPE ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S&P/CITIGROUP BMI EUROPEAN
                                                  VALUE                 VALUE              EMERGING CAPPED INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          18.73%                19.03%                      20.55%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
         SPDR S&P EMERGING EUROPE ETF -- PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING EUROPE ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                           SPDR S&P       S&P/CITIGROUP BMI
                       EMERGING EUROPE    EUROPEAN EMERGING
                             ETF             CAPPED INDEX
                       ---------------    -----------------
3/20/2007                  10000.00            10000.00
3/31/2007                  10597.00            10577.00
4/30/2007                  10796.00            10655.00
5/31/2007                  10316.00            10385.00
6/30/2007                  11059.00            11109.00
7/31/2007                  11386.00            11588.00
8/31/2007                  10877.00            11120.00
9/30/2007                  11873.00            12055.00

                        (streetTRACKS Logo/Annual Report)
                SPDR S&P EMERGING EUROPE ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GAZPROM        LUKOIL        SURGUTNEFTEGAZ     SBERBANK      JSC MMC NORILSK
                                           OAO ADR        ADR           ADR                GDR           NICKEL ADR
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $8,288,066     4,019,796     3,017,340          2,317,016     1,751,136

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        21.4%          10.4          7.8                6.0           4.5
 -----------------------------------------------------------------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          48.1%
Commercial Banks                     20.6
Metals & Mining                       7.8
Diversified Telecommunication
  Services                            5.8
Electric Utilities                    5.2
Industrial Conglomerates              1.5
Media                                 1.4
Pharmaceuticals                       1.3
Household Durables                    1.0
Wireless Telecommunication
  Services                            1.0
Real Estate Management                0.8
Diversified Financial Services        0.7
Construction & Engineering            0.7
Beverages                             0.5
Food & Staples Retailing              0.5
Airlines                              0.4
Chemicals                             0.4
Building Products                     0.3
Auto Components                       0.3
Hotels, Restaurants & Leisure         0.3
Software                              0.3
Electronic Equipment &
  Instruments                         0.2
Biotechnology                         0.2
Short-Term Investments                0.1
Other Assets & Liabilities            0.6
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Emerging Latin America ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Citigroup/BMI Latin America Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 36.49% and the Index returned 38.49%.

Emerging market equities proved to be remarkably resilient in the face of the liquidity crisis, which was spurred in large part by the subprime mortgage troubles in the U.S. At the end of September 2007, the Index stood at an all-time high. The emerging markets in Latin America held up so well during a period of global financial stress because the shock to markets originated in the developed world, notably the U.S. and Europe, rather than in the emerging world, as did several financial crises of the 1990s. More importantly, market participants appeared to reason that the U.S. Federal Reserve Bank's pre-emptive action would forestall a recession in the U.S. and ease liquidity conditions. They also seemed to believe that banks in emerging markets, primarily in Asia, might experience modest subprime losses.

During the period, Latin America continued to benefit from Asia's demand for commodities. Brazil surged significantly. Interest rates continued to come down in Brazil and by the end of September 2007, the SELIC rate (Banco Central do Brasil's overnight lending rate) stood at 11.25%. Among the big gainers were the Brazilian materials stocks and energy stocks. CVRD (CIA VALE DO RIO DOCE) and Petrobas (Petroleo Brasileiro SA) rose significantly during the period. The Brazilian economy continues to perform strongly and the Real currency remains well-bid despite turbulence in the global credit markets.

Mexico, the second-largest market in Latin America, rose for the period, but declined during the quarter ended September 30, 2007. During the quarter, it was announced that Mexican year-over-year inflation was running at 4%, one percent in excess of the central bank's target. Mexican financial stocks fell as fears of interest rate increases rose. Telmex (Telefonos de Mexico SA de CV) fell during the quarter. Cemex SAB de CV fell as well, as fears that the housing slow-down in the U.S. could negatively impact demand.

                        (streetTRACKS Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE               LATIN AMERICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          36.49%                36.33%                      38.49%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING LATIN AMERICA ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                          SPDR S&P       S&P/CITIGROUP BMI
                       EMERGING LATIN      LATIN AMERICA
                         AMERICA ETF           INDEX
                       --------------    -----------------
3/20/2007                 10000.00            10000.00
3/31/2007                 10333.00            10407.00
4/30/2007                 10966.00            11050.00
5/31/2007                 12152.00            12210.00
6/30/2007                 12423.00            12580.00
7/31/2007                 12578.00            12803.00
8/31/2007                 12197.00            12391.00
9/30/2007                 13649.00            13849.00

                        (streetTRACKS Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------

                                           COMPANHIA       PETROLEO       AMERICA       BANCO ITAU     BANCO
  DESCRIPTION                              VALE DO RIO     BRASILEIRO     MOVIL         HOLDING        BRADESCO SA ADR
                                           DOCE ADR        SA ADR         SAB DE CV     FINANCEIRA
                                                                                        SA ADR
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $5,084,049      4,344,497      3,048,900     1,472,333      1,425,884

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.0%           11.1           7.8           3.8            3.6
 -------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Metals & Mining                      22.7%
Commercial Banks                     16.5
Oil, Gas & Consumable Fuels          11.7
Wireless Telecommunication
  Services                            8.7
Diversified Telecommunication
  Services                            4.3
Beverages                             4.0
Electric Utilities                    3.1
Construction Materials                2.8
Industrial Conglomerates              2.5
Paper & Forest Products               2.5
Multiline Retail                      2.1
Household Durables                    1.9
Food Products                         1.9
Food & Staples Retailing              1.8
Independent Power Producers &
  Energy Traders                      1.6
Media                                 1.6
Energy Equipment & Services           1.6
Diversified Financial Services        1.2
Transportation Infrastructure         0.9
Airlines                              0.9
Construction & Engineering            0.8
Food Staples & Retailing              0.8
Aerospace & Defense                   0.7
Household Products                    0.6
Water Utilities                       0.5
Tobacco                               0.4
Building Products                     0.4
Internet & Catalog Retail             0.4
Chemicals                             0.3
Personal Products                     0.3
Real Estate Management &
  Development                         0.0**
Short-Term Investments                0.7
Other Assets & Liabilities           (0.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  **  Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR S&P Emerging Middle East & Africa ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P/Citigroup Middle East & Africa Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on March 20, 2007. For the period ended September 30, 2007, the Fund returned 15.84% and the Index returned 16.52%.

Despite very high volatility and a severe interbank liquidity crisis, emerging market equities were still able to enjoy positive returns during this period. However, among the major emerging market regions (Asia, Europe/Middle East/Africa, and Latin America), the Europe/Middle East/Africa (EMEA) region substantially underperformed Asia and Latin America for the period ending September 30, 2007.

In South Africa, inflation remained a persistent problem, and it appeared to accelerate. The central bank raised rates during the period, and financial stocks, an important part of the Index, rose only modestly. Although, some mining and energy stocks enjoyed some gains, the overall market in South Africa fell during the period.

Turkey was the best performing market in the EMEA region, and rose significantly during the period. After the sweeping victory on July 22, 2007 by the AK party, the Turkish Prime Minister stressed that the government will protect secular principles and continued democratic reforms designed to strengthen the economy and promote EU accession. The disinflation process continued in Turkey during the period when the Turkish central bank reduced rates and the Turkish banks surged. Foreign Direct Investment flows into Turkey continued at record levels.

The Israeli market also rose during period. Teva Pharmaceutical Industries, Ltd., a very large stock in the Index, was a strong performer, in part because Teva's return on equity accelerated. Among the smaller Arab markets, Egypt also rose during the period, benefiting from inflows from the Gulf.

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JUNE 19, 2007 (AS SUPPLEMENTED) IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE            MIDDLE EAST & AFRICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          15.84%                16.24%                      16.52%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MIDDLE & AFRICA ETF (BASED ON NET ASSET VALUE)



(Line Graph)

                           SPDR S&P       S&P/CITIGROUP BMI
                       EMERGING MIDDLE       MIDDLE EAST
                            EAST &             & AFRICA
                          AFRICA ETF            INDEX
                       ---------------    -----------------
3/20/2007                  10000.00            10000.00
3/31/2007                  10453.00            10469.00
4/30/2007                  11246.00            11263.00
5/31/2007                  11081.00            11158.00
6/30/2007                  10892.00            11037.00
7/31/2007                  10944.00            11092.00
8/31/2007                  10878.00            10957.00
9/30/2007                  11584.00            11652.00

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TEVA PHARMACEUTICAL     MTN GROUP,     IMPALA PLATINUM     SASOL, LTD.     FIRSTRAND,
                                           INDUSTRIES, LTD.        LTD.           HOLDINGS, LTD.                      LTD.
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $2,236,249              1,450,810      1,194,302           1,131,768       1,021,668

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.2%                    5.3            4.4                 4.1             3.7
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     18.2%
Metals & Mining                      15.0
Pharmaceuticals                       8.8
Diversified Financial Services        8.4
Wireless Telecommunication
  Services                            5.3
Industrial Conglomerates              4.5
Oil, Gas & Consumable Fuels           4.1
Chemicals                             2.9
Media                                 2.6
Specialty Retail                      2.4
Diversified Telecommunication
  Services                            2.2
Real Estate Management &
  Development                         2.1
Construction & Engineering            2.0
Food & Staples Retailing              2.0
Insurance                             1.5
Telecommunication                     1.4
Construction Materials                1.4
Household Durables                    1.2
Capital Markets                       1.2
Food Products                         1.2
Communications Equipment              1.1
Aerospace & Defense                   1.0
Software                              1.0
Paper & Forest Products               0.9
Hotels, Restaurants & Leisure         0.7
Health Care Providers &
  Services                            0.7
Air Freight & Logistics               0.6
Multiline Retail                      0.6
Marine                                0.6
Tobacco                               0.6
Electronic Equipment &
  Instruments                         0.5
Electric Utilities                    0.5
Semiconductors & Semiconductor
  Equipment                           0.2
Internet Software & Services          0.2
Health Care Equipment &
  Supplies                            0.2
Short-Term Investments                0.0**
Other Assets & Liabilities            2.2
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                  SPDR S&P WORLD ex-US ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SAMSUNG ELECTRONICS     BP PLC      VODAFONE GROUP     HSBC HOLDINGS PLC
                                           CO., LTD. GDR
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $210,526                175,615     156,250            149,579

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.6%                    1.3         1.2                1.1
 ------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------

  DESCRIPTION                              NESTLE SA

 -------------------------------------------------------
    MARKET VALUE                           134,757

 -------------------------------------------------------
    % OF NET ASSETS                        1.0
 -------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     15.0%
Oil, Gas & Consumable Fuels           8.0
Metals & Mining                       6.1
Insurance                             4.6
Pharmaceuticals                       4.5
Diversified Telecommunication
  Services                            3.1
Chemicals                             3.0
Automobiles                           2.9
Capital Markets                       2.6
Electric Utilities                    2.5
Real Estate Management &
  Development                         2.4
Food Products                         2.2
Machinery                             2.2
Wireless Telecommunication
  Services                            2.1
Semiconductors & Semiconductor
  Equipment                           2.1
Diversified Financial Services        2.1
Media                                 2.0
Food & Staples Retailing              1.8
Multi-Utilities                       1.5
Trading Companies &
  Distributors                        1.5
Hotels, Restaurants & Leisure         1.4
Household Durables                    1.4
Industrial Conglomerates              1.3
Electrical Equipment                  1.3
Communications Equipment              1.3
Construction & Engineering            1.3
Electronic Equipment &
  Instruments                         1.2
Road & Rail                           1.1
Commercial Services & Supplies        1.1
Beverages                             1.1
Specialty Retail                      0.9
Marine                                0.9
Building Products                     0.8
Auto Components                       0.8
Textiles, Apparel & Luxury
  Goods                               0.7
Energy Equipment & Services           0.7
Tobacco                               0.7
Health Care Equipment &
  Supplies                            0.6
Real Estate Investment Trusts         0.6
Aerospace & Defense                   0.6
Multiline Retail                      0.6
IT Services                           0.6
Computers & Peripherals               0.6
Gas Utilities                         0.5
Software                              0.5
Transportation Infrastructure         0.5
Office Electronics                    0.4
Construction Materials                0.4
Air Freight & Logistics               0.3
Health Care Providers &
  Services                            0.3
Household Products                    0.3
Paper & Forest Products               0.3
Airlines                              0.2
Biotechnology                         0.2
Consumer Finance                      0.2
Distributors                          0.2
Personal Products                     0.2
Independent Power Producers &
  Energy Traders                      0.2
Leisure Equipment & Products          0.1
Water Utilities                       0.1
Life Sciences, Tools & Services       0.1
Thrifts & Mortgage Finance            0.1
Internet & Catalog Retail             0.1
Short-Term Investments                0.1
Other Assets & Liabilities            0.9
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
            SPDR S&P INTERNATIONAL SMALL CAP ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

                                           DC CHEMICALS CO., LTD.     BUNNINGS WAREHOUSE     OMX AB      ONESTEEL, LTD.
  DESCRIPTION                                                         PROPERTY TRUST
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $675,890                   670,601                574,420     571,597

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.6%                       0.6                    0.5         0.5
 ----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------

                                           CHEIL INDUSTRIES, INC.
  DESCRIPTION
 ----------------------------------------------------------------
    MARKET VALUE                           553,050

 ----------------------------------------------------------------
    % OF NET ASSETS                        0.5
 ----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Metals & Mining                       6.2%
Machinery                             5.9
Real Estate Management &
  Development                         5.1
Commercial Services & Supplies        4.9
Oil, Gas & Consumable Fuels           4.7
Commercial Banks                      4.6
Electronic Equipment &
  Instruments                         4.0
Construction & Engineering            3.4
Media                                 3.4
Chemicals                             3.3
Hotels, Restaurants & Leisure         3.1
Capital Markets                       2.8
Specialty Retail                      2.7
Household Durables                    2.6
Food Products                         2.4
Auto Components                       2.2
Diversified Financial Services        1.7
Marine                                1.7
Trading Companies &
  Distributors                        1.7
Health Care Equipment &
  Supplies                            1.6
Energy Equipment & Services           1.6
Electrical Equipment                  1.6
Textiles, Apparel & Luxury
  Goods                               1.6
Industrial Conglomerates              1.3
Real Estate Investment Trust          1.3
Multiline Retail                      1.3
Road & Rail                           1.3
IT Services                           1.2
Building Products                     1.1
Insurance                             1.1
Pharmaceuticals                       1.1
Beverages                             1.0
Biotechnology                         1.0
Software                              1.0
Food & Staples Retailing              1.0
Semiconductors & Semiconductor
  Equipment                           0.9
Aerospace & Defense                   0.9
Air Freight & Logistics               0.8
Health Care Providers &
  Services                            0.8
Communications Equipment              0.8
Leisure Equipment & Products          0.7
Transportation Infrastructure         0.7
Gas Utilities                         0.6
Personal Products                     0.6
Paper & Forest Products               0.6
Computers & Peripherals               0.6
Distributors                          0.6
Diversified Consumer Services         0.6
Airlines                              0.4
Construction Materials                0.4
Real Estate                           0.4
Consumer Finance                      0.4
Diversified Telecommunication
  Services                            0.3
Independent Power Producers &
  Energy Traders                      0.3
Household Products                    0.3
Containers & Packaging                0.2
Internet Software & Services          0.2
Multi-Utilities                       0.2
Office Electronics                    0.2
Wireless Telecommunication
  Services                            0.1
Automobiles                           0.1
Services (Commercial &
  Consumer)                           0.1
Telecommunications                    0.0**
Short-Term Investments                0.1
Other Assets & Liabilities            0.6
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR DJ Wilshire International Real Estate ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" management strategy and "sampling" methodology to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on December 15, 2006. For the period ended September 30, 2007, the Fund returned 8.09% and the Index returned 9.00%.

The period began on a strong note for real estate securities, buoyed by competitive pricing in the property markets, robust merger and acquisition activity and strong real estate operating fundamentals. However, by the second calendar quarter of 2007, the U.S. subprime mortgage defaults and related credit market fallout seemed to cause the market to reverse direction and post negative performance. Some stability returned in mid-August 2007, positively affected by the U.S. Federal Reserve Bank's rate cut and injections of liquidity by central banks. The early sell-off, which began in the second calendar quarter of 2007 and continued into the early third quarter, resulted in significantly lower valuations than during the 12 to 18 months preceding the period. This repricing, and possible over-selling, seemed to provide investors with the confidence to move back into the market in the later half of the third calendar quarter of 2007, driving performance into positive territory.

In the U.K., an overhang from strong calendar year 2006 REIT speculation, concerns over slowing GDP and apprehension surrounding October and December 2007 property appraisal revaluations have kept pressure on real estate security prices during the period. This negative sentiment resulted in the sector trading at a significant Price/NAV discount of -25% to -30%. Possible employment declines from troubles in the subprime mortgage market induced credit tightening, and when combined with expected prime office supply increases, added additional concern for the Central London office market.

European real estate securities were not immune to the follow-on effects of the credit market crisis. However, more stability in underlying property valuations reduced the negative market effect. Selling during the second and third calendar quarters of 2007 resulted in a slightly favorable Price/NAV discount of 0% to 10%. Underlying market support came from strong net operating income growth in the 3% to 5% range and generally strong development pipelines for many companies with development yields in the 6% to 8% range. REIT conversion continued in the region with Finland, Luxemburg and Spain considering new or revised legislation.

The Asia Pacific region continued to be the strongest performing region globally during the third calendar quarter of 2007, continuing a trend established in the first half of the year. Hong Kong was clearly the regional leader for the period. An exceptionally strong housing market, bolstered by growth in employment and household income was a key driver. As personal wealth increased, housing appeared to be a clear priority. The retail and office markets also performed well, benefiting from economic growth on the corporate side and a rise in disposable income and growing regional tourism on the retail side. Hong Kong served as the gateway to mainland China both in terms of new real estate company creation and public listings and in terms of investor access. The dynamic growth occurring in China served as a strong catalyst for Hong Kong performance.

Singapore continued to develop into a financial and business center for the Asia/Pac region and this translated into strong real estate performance. Some expect annual GDP growth between 4% and 8% through 2010, driven by growth in population, expatriate migration and Asian tourism. Housing and retail real estate were the most leveraged sectors to this strong growth environment. Regional tourism fueled growth in both retail rents and shopping center expansion and provided support for the hotel and leisure industries. The REIT market continued to expand given strong government support, including tax incentives, and the fact that Singapore serves as a logical exchange for new IPOs from emerging countries such as Malaysia, China and India.

                        (streetTRACKS Logo/Annual Report)
                SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


Despite a mid-year, valuation-driven sell-off, Japan returned to positive territory in the third calendar quarter of 2007. Both office fundamentals and land prices continued to show growth, however, the market remained cautious regarding sustainability of economic expansion. Foreign buyers returned to the market in the third calendar quarter attracted, in part, by lower valuations post the mid-year selling. Also, Australia's strong performance in September 2007 continued a positive trend that improved throughout the year.

Emerging economies, while remaining a small part of the global real estate landscape, increasingly attracted investors' attention. As a result, the region posted some strong performance. Expectations for robust growth in GDP, income and wealth appear to be the drivers behind the speculative investment in the region.

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                             DOW JONES WILSHIRE
                                                NET ASSET              MARKET                EX-US REAL ESTATE
                                                  VALUE                 VALUE                 SECURITIES INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           8.09%                 8.47%                      9.00%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period December 15, 2006 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)



(Line Graph

                               SPDR DJ               DOW JONES
                       WILSHIRE INTERNATIONAL     WILSHIRE EX-US
                             REAL ESTATE            REAL ESTATE
                                 ETF             SECURITIES INDEX
                       ----------------------    ----------------
12/15/2006                    10000.00               10000.00
12/31/2006                    10401.00               10397.00
1/31/2007                     10545.60               10575.80
2/28/2007                     10835.60               10870.90
3/31/2007                     11148.70               11206.80
4/30/2007                     11389.50               11447.80
5/31/2007                     11604.80               11669.80
6/30/2007                     10857.50               10948.60
7/31/2007                     10297.20               10382.60
8/31/2007                     10270.40               10341.10
9/30/2007                     10809.00               10900.50

                        (streetTRACKS Logo/Annual Report)
               SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              WESTFIELD       MITSUI FUDOSAN     BROOKFIELD ASSET               UNIBAIL-
                                           GROUP           CO., LTD.          MANAGEMENT, INC. (CLASS A)     RODAMCO
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $91,349,310     65,289,397         58,561,037                     55,374,641

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.2%            5.9                5.3                            5.0
 ----------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------

  DESCRIPTION                              LAND SECURITIES
                                           GROUP PLC
 --------------------------------------------------------------
    MARKET VALUE                           42,596,132

 --------------------------------------------------------------
    % OF NET ASSETS                        3.8
 --------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Real Estate Management &
  Development                        53.3%
Retail                               14.0
Real Estate                           8.8
Diversified Financial Services        5.8
Office Equipment & Supplies           4.6
Industrial Goods & Services           2.7
Real Estate Investment Trust          2.6
Specialty Printing                    2.1
REITS                                 1.2
Restaurants                           1.2
Telecommunications                    1.1
Money Market Fund                     1.0
Diversified REITS                     0.6
Specialty Retail                      0.3
Publishing                            0.2
Retail REITS                          0.1
Retail (Specialty)                    0.0**
Short-Term Investments                1.0
Other Assets & Liabilities           (0.6)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount shown represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR FTSE/Macquarie Global Infrastructure 100 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Macquarie Global Infrastructure 100 Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" management strategy and "sampling" methodology to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on January 25, 2007. For the period ended September 30, 2007, the Fund returned 14.43% and the Index returned 15.08%.

Equities posted remarkable gains in the period ending September 30, 2007. Equity returns were driven by a number of factors including solid economic performance, favorable liquidity conditions, and significant merger and acquisition activity. U.S.-based investors also benefited from the strength of major currencies versus the U.S. dollar. Near the end of the year, concerns over fixed income and money market issues (especially in the U.S.) weighed on markets, but the U.S. Federal Reserve Bank lowering both the discount rate and the Fed funds rate appeared to positively affect equities and calm the markets later in the period.

Surging economies around the world fueled demand for infrastructure services during the year. This demand lead to positive results across all sectors of the Index. Utilities, which represented the largest weight in the Index, benefited greatly as demand for electricity, gas and water rose along with this surging economic growth. Rising energy costs had a negative impact on the electricity generation and industrial transportation portions of the Index, but these were overwhelmed by demand for these companies' products. The oil and equipment services segment of the Index were beneficiaries of rising energy prices, although these made up a very small percentage of the Index.

                        (streetTRACKS Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 MACQUARIE GLOBAL
                                                  VALUE                 VALUE             INFRASTRUCTURE 100 INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          14.43%                14.63%                      15.08%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 25, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (BASED ON NET ASSET VALUE)



(LINE GRAPH)

                           SPDR FTSE/
                        MACQUARIE GLOBAL      MACQUARIE GLOBAL
                       INFRASTRUCTURE 100    INFRASTRUCTURE 100
                               ETF                  INDEX
                       ------------------    ------------------
1/25/07                     10000.00              10000.00
1/31/07                     10090.20              10089.00
2/28/07                     10274.80              10276.70
3/31/07                     10685.40              10691.80
4/30/07                     11113.90              11124.80
5/31/07                     11383.80              11425.20
6/30/07                     11080.30              11120.20
7/31/07                     10715.20              10754.30
8/31/07                     10893.70              10949.00
9/30/07                     11443.30              11508.50

                        (streetTRACKS Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              E.ON AG        SUEZ SA       IBERDROLA SA     ENEL SPA      EXELON CORP.
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $3,550,727     2,182,290     2,100,498        1,523,487     1,482,708

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        7.7%           4.7           4.6              3.3           3.2
 ------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Electric Utilities                   47.9%
Multi-Utilities                      22.9
Gas Utilities                         6.0
Independent Power Producers &
  Energy Traders                      6.0
Oil, Gas & Consumable Fuels           5.4
Water Utilities                       4.5
Transportation Infrastructure         2.1
Wireless Telecommunication
  Services                            1.8
Commercial Banks                      0.4
Road & Rail                           0.9
Short Term Investments                1.3
Other Assets & Liabilities            0.8
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                           SPDR MSCI ACWI EX-US ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR MSCI ACWI ex-US ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the MSCI All Country World Index ex USA Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" management strategy and "sampling" methodology to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on January 10, 2007. For the period ended September 30, 2007, the Fund returned 19.55% and the Index returned 21.12%.

Equities posted remarkable gains worldwide in the period ending September 30, 2007. Equity returns were driven by a number of factors including solid economic performance, favorable liquidity conditions, and significant merger and acquisition activity. U.S.-based investors also benefited from the strength of major currencies versus the U.S. dollar. End of year concerns over fixed income and money market issues (especially in the U.S.) weighed on markets, but the U.S. Federal Reserve Bank lowering both the discount rate and the Fed funds rate appeared to positively affect equities and calm the markets later in the period.

Solid global economic factors allowed widespread gains during the period with every country in the Index except Ireland posting positive returns. Emerging markets, driven by the commodity boom, ended the year at an all time high and continued to outperform developed markets for the period. On a regional basis, Latin America, also a beneficiary of rising commodity prices, was the clear winner during the period.

                        (streetTRACKS Logo/Annual Report)
                 SPDR MSCI ACWI EX-US ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.35%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 MSCI ALL COUNTRY
                                                  VALUE                 VALUE             WORLD INDEX EX USA INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          19.55%                19.89%                      21.12%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 10, 2007 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
           SPDR MSCI ACWI EX-US ETF -- PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR MSCI ACWI ex-US ETF (Based on Net Asset Value)



(Line Graph)

                                        MSCI ALL
                                     COUNTRY WORLD
                        SPDR MSCI       INDEX EX
                       ACWI EX-US      USA INDEX
                           ETF
                       ----------    -------------
1/10/07                 10000.00        10000.00
1/31/07                 10306.20        10315.00
2/28/07                 10362.90        10377.90
3/31/07                 10658.20        10670.60
4/30/07                 11141.40        11165.70
5/31/07                 11422.20        11471.60
6/30/07                 11495.20        11569.10
7/31/07                 11402.60        11536.80
8/31/07                 11228.50        11359.10
9/30/07                 11955.10        12112.00

                        (streetTRACKS Logo/Annual Report)
                  SPDR MSCI ACWI EX-US ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BP PLC         HSBC HOLDINGS     VODAFONE GROUP     NESTLE SA     TOTAL SA
                                                          PLC
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,542,966     1,365,243         1,334,349          1,194,456     1,149,870

 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.2%           1.1               1.0                0.9           0.9
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     14.5%
Oil, Gas & Consumable Fuels          10.3
Metals & Mining                       6.6
Insurance                             5.0
Pharmaceuticals                       4.4
Diversified Telecommunication
  Services                            3.5
Real Estate Management &
  Development                         2.9
Chemicals                             2.9
Wireless Telecommunication
  Services                            2.9
Automobiles                           2.8
Capital Markets                       2.4
Electric Utilities                    2.4
Semiconductors & Semiconductor
  Equipment                           2.3
Machinery                             2.2
Food Products                         2.0
Media                                 1.8
Food & Staples Retailing              1.8
Industrial Conglomerates              1.6
Communications Equipment              1.5
Electronic Equipment &
  Instruments                         1.5
Diversified Financial Services        1.5
Household Durables                    1.4
Beverages                             1.4
Multi-Utilities                       1.3
Trading Companies &
  Distributors                        1.1
Electrical Equipment                  1.1
Road & Rail                           1.0
Construction & Engineering            0.9
Tobacco                               0.8
Commercial Services & Supplies        0.8
Textiles, Apparel & Luxury
  Goods                               0.8
Hotels, Restaurants & Leisure         0.8
Auto Components                       0.7
Marine                                0.7
Building Products                     0.7
Construction Materials                0.7
IT Services                           0.7
Transportation Infrastructure         0.6
Specialty Retail                      0.5
Aerospace & Defense                   0.5
Office Electronics                    0.5
Multiline Retail                      0.4
Independent Power Producers &
  Energy Traders                      0.4
Software                              0.4
Gas Utilities                         0.4
Air Freight & Logistics               0.4
Health Care Equipment &
  Supplies                            0.3
Computers & Peripherals               0.3
Distributors                          0.2
Paper & Forest Products               0.2
Energy Equipment & Services           0.2
Personal Products                     0.2
Household Products                    0.2
Airlines                              0.2
Consumer Finance                      0.2
Health Care Providers &
  Services                            0.1
Internet Software & Services          0.1
Biotechnology                         0.1
Real Estate Investment Trust          0.1
Telecommunications                    0.1
Containers & Packaging                0.1
Water Utilities                       0.1
Leisure Equipment & Products          0.1
Life Sciences, Tools & Services       0.1
Thrifts & Mortgage Finance            0.1
Internet & Catalog Retail             0.1
Short Term Investments                0.1
Other Assets & Liabilities            1.0
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                        (streetTRACKS Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR Russell/Nomura PRIME Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Russell/Nomura PRIME Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on November 9, 2006. For the period ended September 30, 2007, the Fund returned 6.19% and the Index returned 6.88%.

Despite a solid December 2006 rally, Japanese stocks continued to struggle during the period. Consumer activity remained tepid, and emergence from deflation continued to proceed only slowly. While the Bank of Japan was widely expected to resume hiking interest rates in calendar year 2007, the lack of any change since the 25-basis-point move back in July 2006 seemed to make it easy for global investors to maintain bearish bets on the yen. On a regional basis, Asian markets opened the calendar year 2007 strongly, with Japan's broad Topix benchmark achieving a new 15-year high in late February 2007, not long after the Bank of Japan had lifted short-term interest rates to half a percent, their loftiest level since 1995. But Japanese inflation data continued to disappoint, slipping below zero again in March, and seemingly dampening perceptions of the magnitude of economic recovery. Between April and June 2007, the Japanese economy remained firmly in recovery mode, but the vigor of incoming data seemed flaccid relative to European economic figures. The Japanese yen, meanwhile, remained frustratingly unpopular. Japan continued to underperform from July to September 2007, posting thin gains for that quarter, but many Japanese stocks showed signs of life late in September 2007 after Yasuo Fukuda took over as prime minister.

Nintendo Co., Ltd. was the top performer for the Fund. Conversely, the worst performing name for the period was Mitsubishi UFJ Financial Group, Inc. with negative performance. The clear sector leader for the period was distribution services with a significant gain. The greatest deterioration in performance came from the financial sector, as illustrated by Mitsubishi UFJ Financial Group, Inc.

                        (streetTRACKS Logo/Annual Report)
           SPDR RUSSELL/NOMURA PRIME JAPAN ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.51%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                  RUSSELL/NOMURA
                                                  VALUE                 VALUE                  PRIME TM INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           6.19%                 5.57%                      6.88%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA PRIME JAPAN ETF (Based on Net Asset Value)



(Line Graph)

                    SPDR RUSSELL/
                     NOMURA PRIME    RUSSELL/ NOMURA
                      JAPAN ETF        PRIME INDEX
                    -------------    ---------------
11/9/2006              10000.00          10000.00
11/30/2006             10297.20          10323.00
12/31/2006             10490.60          10520.20
1/31/2007              10581.50          10610.60
2/28/2007              10977.60          11024.50
3/31/2007              10833.60          10897.70
4/30/2007              10632.70          10701.50
5/31/2007              10774.90          10848.10
6/30/2007              10740.70          10828.60
7/31/2007              10693.40          10796.10
8/31/2007              10397.80          10475.50
9/30/2007              10619.00          10688.00

                        (streetTRACKS Logo/Annual Report)
            SPDR RUSSELL/NOMURA PRIME JAPAN ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOYOTA          MITSUBISHI UFJ            CANON, INC.     TAKEDA PHARMACEUTICAL
                                           MOTOR CORP.     FINANCIAL GROUP, INC.                     CO., LTD.
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $9,731,097      6,147,024                 5,645,426       4,914,458

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.6%            2.3                       2.1             1.8
 -------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------

  DESCRIPTION                              NINTENDO CO.,
                                           LTD.
 -------------------------------------------------------------
    MARKET VALUE                           4,808,333

 -------------------------------------------------------------
    % OF NET ASSETS                        1.8
 -------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                      8.6%
Automobiles                           6.8
Machinery                             5.8
Electronic Equipment &
  Instruments                         5.2
Metals & Mining                       5.0
Chemicals                             4.7
Pharmaceuticals                       4.6
Trading Companies &
  Distributors                        4.4
Electric Utilities                    3.8
Household Durables                    3.6
Road & Rail                           3.0
Real Estate Management &
  Development                         2.9
Auto Components                       2.8
Office Electronics                    2.6
Insurance                             2.4
Software                              2.3
Wireless Telecommunication
  Services                            2.0
Capital Markets                       1.9
Computers & Peripherals               1.7
Oil, Gas & Consumable Fuels           1.7
Electrical Equipment                  1.5
Leisure Equipment & Products          1.5
Consumer Finance                      1.4
Diversified Telecommunication
  Services                            1.3
Specialty Retail                      1.3
Food & Staples Retailing              1.2
Semiconductors & Semiconductor
  Equipment                           1.2
Construction & Engineering            1.1
Building Products                     1.0
Commercial Services & Supplies        1.0
Food Products                         1.0
Media                                 0.9
IT Services                           0.8
Marine                                0.8
Tobacco                               0.8
Beverages                             0.7
Textiles, Apparel & Luxury
  Goods                               0.7
Gas Utilities                         0.6
Household Products                    0.6
Multiline Retail                      0.6
Health Care Equipment &
  Supplies                            0.4
Airlines                              0.3
Health Care Providers &
  Services                            0.3
Industrial Conglomerates              0.3
Paper & Forest Products               0.3
Personal Products                     0.3
Air Freight & Logistics               0.2
Hotels, Restaurants & Leisure         0.2
Independent Power Producers &
  Energy Traders                      0.2
Internet Software & Services          0.2
Transportation Infrastructure         0.2
Communications Equipment              0.1
Construction Materials                0.1
Containers & Packaging                0.1
Distributors                          0.1
Diversified Consumer Services         0.1
Diversified Financial Services        0.1
Internet & Catalog Retail             0.1
Short-Term Investments                0.0**
Other Assets & Liabilities            0.6
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                        (streetTRACKS Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR Russell/Nomura Small Cap Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Russell/Nomura Japan Small Cap Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing approach to invest in a portfolio of stocks to replicate the Index.

The Fund commenced operations on November 9, 2006. For the period ended September 30, 2007, the Fund returned -0.57% and the Index returned -0.52%.

Japan underperformed throughout the course of the period, but many Japanese stocks showed signs of improvement late in September 2007 after Yasuo Fukuda became Prime Minister. The disappointing tenure of his predecessor Shinzo Abe ended when Abe resigned on September 12, 2007. Although Fukuda's roots as a traditional politician did not suggest any quick progress on needed reforms, and Japanese economic growth remained undeniably tepid, equity sentiment had been flagging for so long that a simple changing of the guard may have inspired some fresh upside for beaten down Japanese stocks. The Bank of Japan followed the European Central Bank by holding short-term interest rates steady in September 2007, but the U.S. dollar was weak enough that the yen still gained modest ground against the U.S. dollar during the month.

Since its inception in November 2006, the Fund has been a weak performer with a return of -0.57% for the period ending September 30, 2007. As a whole, the Japanese market lagged during the period, and in particular, small cap stocks underperformed for the last two fiscal quarters. Contributing most significantly to the negative returns over the period was the Fund's overweight to the financials sector.

                        (streetTRACKS Logo/Annual Report)
         SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRETFS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.56%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET               RUSSELL/NOMURA JAPAN
                                                  VALUE                 VALUE                SMALL CAP TM INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -0.57%                -1.61%                      -0.52%

 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to September 30, 2007.

                        (streetTRACKS Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (Based on Net Asset Value)



(Line Graph)

                    SPDR RUSSELL/
                     NOMURA SMALL    RUSSELL/ NOMURA
                      CAP JAPAN        JAPAN SMALL
                         ETF            CAP INDEX
                    -------------    ---------------
11/09/06               10000.00          10000.00
11/30/06               10427.20          10352.00
12/31/06               10443.30          10359.30
1/31/07                10622.50          10516.70
2/28/07                11015.80          10853.20
3/31/07                10941.70          10749.00
4/30/07                10686.30          10523.30
5/31/07                10443.30          10326.50
6/30/07                10455.60          10401.90
7/31/07                10453.50          10403.00
8/31/07                 9975.69           9916.10
9/30/07                 9948.00           9943.00

                        (streetTRACKS Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ---------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              MITSUMI ELECTRIC     AEON MALL     TOKAI CARBON     J FRONT RETAILING
                                           CO., LTD.            CO., LTD.     CO., LTD.        CO., LTD.
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,396,908           1,345,497     1,274,005        1,143,892

 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.0%                 1.0           0.9              0.8
 ---------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------

  DESCRIPTION                              YAMATO KOGYO
                                           CO., LTD.
 ------------------------------------------------------------------
    MARKET VALUE                           1,096,561

 ------------------------------------------------------------------
    % OF NET ASSETS                        0.8
 ------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Machinery                             8.3%
Commercial Banks                      7.0
Electronic Equipment &
  Instruments                         6.7
Chemicals                             5.4
Food Products                         4.9
Auto Components                       4.7
Commercial Services & Supplies        3.7
Real Estate Management &
  Development                         3.4
Metals & Mining                       3.3
Building Products                     3.3
Specialty Retail                      3.1
Hotels, Restaurants & Leisure         3.0
Trading Companies &
  Distributors                        2.5
Capital Markets                       2.4
Textiles, Apparel & Luxury
  Goods                               2.4
Pharmaceuticals                       2.3
Household Durables                    2.2
Construction & Engineering            2.1
Health Care Equipment &
  Supplies                            1.9
Multiline Retail                      1.8
Media                                 1.7
Electrical Equipment                  1.7
Transportation Infrastructure         1.6
Food & Staples Retailing              1.5
Software                              1.4
Communications Equipment              1.4
IT Services                           1.4
Computers & Peripherals               1.3
Diversified Financial Services        1.2
Semiconductors & Semiconductor
  Equipment                           1.1
Oil, Gas & Consumable Fuels           1.1
Personal Products                     1.1
Road & Rail                           1.1
Beverages                             1.0
Containers & Packaging                0.9
Leisure Equipment & Products          0.8
Distributors                          0.7
Internet Software & Services          0.6
Consumer Finance                      0.6
Marine                                0.5
Internet & Catalog Retail             0.5
Industrial Conglomerates              0.4
Office Electronics                    0.3
Gas Utilities                         0.3
Insurance                             0.3
Health Care Providers &
  Services                            0.2
Biotechnology                         0.2
Diversified Consumer Services         0.1
Short-Term Investments                0.0**
Other Assets & Liabilities            0.6
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.2%
FINLAND -- 3.0%
Nokia Oyj.....................    147,173   $  5,579,991
                                            ------------
FRANCE -- 13.3%
AXA...........................     67,351      3,005,676
BNP Paribas SA................     33,028      3,604,535
France Telecom SA.............     70,835      2,366,335
Sanofi-Aventis................     38,945      3,288,797
Societe Generale..............     17,453      2,920,909
Suez SA.......................     43,932      2,580,336
Total SA......................     84,511      6,853,078
                                            ------------
TOTAL FRANCE..................                24,619,666
                                            ------------
GERMANY -- 13.9%
Allianz SE....................     16,811      3,917,285
BASF AG.......................     18,359      2,532,596
DaimlerChrysler AG............     36,779      3,694,842
Deutsche Bank AG..............     18,717      2,405,768
Deutsche Telekom AG...........    111,494      2,184,972
E.ON AG.......................     24,604      4,536,877
SAP AG........................     34,137      1,992,892
Siemens AG....................     31,943      4,380,141
                                            ------------
TOTAL GERMANY.................                25,645,373
                                            ------------
ITALY -- 6.6%
Assicurazioni Generali SpA....     44,285      1,943,560
Eni SpA.......................     91,768      3,391,898
Intesa Sanpaolo SpA...........    336,459      2,591,050
UniCredito Italiano SpA.......    499,358      4,260,970
                                            ------------
TOTAL ITALY...................                12,187,478
                                            ------------
NETHERLANDS -- 6.8%
ABN AMRO Holding NV...........     71,482      3,756,266
Fortis........................     49,946      1,466,783
ING Groep NV..................     82,532      3,653,816
Koninklijke (Royal) Philips
  Electronics NV..............     40,313      1,814,530
Unilever NV...................     64,183      1,976,165
                                            ------------
TOTAL NETHERLANDS.............                12,667,560
                                            ------------
SPAIN -- 6.6%
Banco Bilbao Vizcaya
  Argentaria SA...............    140,288      3,279,953
Banco Santander Central
  Hispano SA..................    234,101      4,537,790
Telefonica SA.................    156,519      4,369,508
                                            ------------
TOTAL SPAIN...................                12,187,251
                                            ------------
SWEDEN -- 1.2%
Telefonaktiebolaget LM
  Ericsson (Class B)..........    554,038      2,209,626
                                            ------------
SWITZERLAND -- 12.4%
Credit Suisse Group...........     39,050      2,583,945
Nestle SA.....................     14,713      6,586,971
Novartis AG...................     92,586      5,092,151
Roche Holding AG..............     26,297      4,752,009
UBS AG........................     73,677      3,948,108
                                            ------------
TOTAL SWITZERLAND.............                22,963,184
                                            ------------
UNITED KINGDOM -- 35.4%
Anglo American PLC............     50,266      3,368,244
AstraZeneca PLC...............     55,427      2,765,512
Barclays PLC..................    254,892      3,092,455
BHP Billiton PLC..............     87,139      3,106,819
BP PLC........................    714,282      8,258,495
BT Group PLC..................    303,210      1,896,476
Diageo PLC....................     97,370      2,130,565
GlaxoSmithKline PLC...........    211,399      5,586,094
HBOS PLC......................    139,800      2,604,691
HSBC Holdings PLC.............    440,629      8,119,831
Lloyds TSB Group PLC..........    211,263      2,335,009
Rio Tinto PLC.................     37,309      3,213,764
Royal Bank of Scotland Group
  PLC.........................    353,963      3,786,017
Royal Dutch Shell PLC (Class
  A)..........................    136,307      5,613,865
Tesco PLC.....................    294,454      2,635,085
Vodafone Group................  1,984,377      7,135,662
                                            ------------
TOTAL UNITED KINGDOM..........                65,648,584
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $166,770,909).........               183,708,713
                                            ------------
RIGHTS -- 0.1%
NETHERLANDS -- 0.1%
Fortis (expiring 10/09/07) (a)
  (Cost $339,779).............     49,946        264,944
                                            ------------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $944,554).............    944,554        944,554
                                            ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $168,055,242).........               184,918,211
OTHER ASSETS AND
  LIABILITIES -- 0.2%.........                   337,873
                                            ------------
NET ASSETS -- 100.0%..........              $185,256,084
                                            ============




(a) Non-income producing security




See accompanying notes to financial statements.

DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.2%
FINLAND -- 4.4%
Nokia Oyj (b).................     566,408   $ 21,475,078
                                             ------------
FRANCE -- 31.7%
Air Liquide SA................      34,835      4,649,878
Alcatel-Lucent................     332,250      3,402,066
AXA...........................     259,123     11,563,895
BNP Paribas SA................     127,077     13,868,643
Carrefour SA..................      78,271      5,468,810
Compagnie de Saint-Gobain.....      53,823      5,602,281
Credit Agricole SA............     107,296      4,127,585
France Telecom SA.............     272,497      9,103,114
Groupe Danone.................      67,990      5,337,395
L'Oreal SA....................      37,230      4,871,089
LVMH Moet Hennessy Louis
  Vuitton SA..................      37,073      4,432,452
Renault SA....................      28,698      4,147,401
Sanofi-Aventis................     149,844     12,653,911
Schneider Electric SA.........      35,283      4,445,744
Societe Generale..............      67,146     11,237,457
Suez SA.......................     169,010      9,926,764
Total SA......................     325,223     26,372,645
Vinci SA......................      69,458      5,412,137
Vivendi Universal SA..........     167,539      7,052,658
                                             ------------
TOTAL FRANCE..................                153,675,925
                                             ------------
GERMANY -- 25.1%
Allianz SE (b)................      64,684     15,072,613
BASF AG.......................      70,629      9,743,164
Bayer AG......................     110,058      8,736,886
DaimlerChrysler AG............     141,515     14,216,687
Deutsche Bank AG..............      72,003      9,254,824
Deutsche Telekom AG...........     428,893      8,405,110
E.ON AG.......................      94,675     17,457,681
Muenchener Rueckversicherungs-
  Gesellschaft AG.............      31,365      6,011,512
RWE AG........................      67,073      8,413,206
SAP AG........................     130,732      7,632,034
Siemens AG (b)................     122,912     16,854,142
                                             ------------
TOTAL GERMANY.................                121,797,859
                                             ------------
ITALY -- 12.1%
Assicurazioni Generali SpA
  (b).........................     170,345      7,476,021
Enel SpA......................     603,323      6,812,643
Eni SpA (b)...................     353,083     13,050,535
Intesa Sanpaolo SpA...........   1,294,399      9,968,088
Telecom Italia SpA............   1,579,391      4,789,872
UniCredito Italiano SpA.......   1,921,459     16,395,611
                                             ------------
TOTAL ITALY...................                 58,492,770
                                             ------------
LUXEMBOURG -- 1.9%
ArcelorMittal.................     114,338      9,000,226
                                             ------------
NETHERLANDS -- 10.9%
ABN AMRO Holding NV...........     275,043     14,453,075
Aegon NV......................     208,802      3,988,007
Fortis........................     194,057      5,698,947
ING Groep NV..................     317,554     14,058,595
Koninklijke (Royal) Philips
  Electronics NV..............     155,053      6,979,095
Unilever NV...................     246,886      7,601,505
                                             ------------
TOTAL NETHERLANDS.............                 52,779,224
                                             ------------
SPAIN -- 13.1%
Banco Bilbao Vizcaya
  Argentaria SA...............     539,762     12,619,709
Banco Santander Central
  Hispano SA..................     900,803     17,461,072
Endesa SA.....................      69,444      3,959,278
Iberdrola SA..................     142,889      8,372,232
Repsol YPF SA.................     113,843      4,055,639
Telefonica SA.................     602,266     16,813,335
                                             ------------
TOTAL SPAIN...................                 63,281,265
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $414,550,643).........                480,502,347
                                             ------------
RIGHTS -- 0.2%
NETHERLANDS -- 0.2%
Fortis (expiring 10/09/07) (a)
  (Cost $1,233,113)...........     194,057      1,029,398
                                             ------------
SHORT TERM INVESTMENTS -- 14.6%
UNITED STATES -- 14.6%
MONEY MARKET FUNDS -- 14.6%
STIC Prime Portfolio
  (Cost $2,249,384)...........   2,249,384      2,249,384
UBS Private Money Market Fund,
  LLC
  (Cost $68,585,300) (c)......  68,585,300     68,585,300
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $70,834,684)..........                 70,834,684
                                             ------------
TOTAL INVESTMENTS -- 114.0%
  (Cost $486,618,440).........                552,366,429
OTHER ASSETS AND
  LIABILITIES -- (14.0)%......                (67,825,458)
                                             ------------
NET ASSETS -- 100.0%..........               $484,540,971
                                             ============




(a) Non-income producing security
(b) Security, or portion thereof, was on loan at September 30, 2007.
(c) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 96.0%
CHINA -- 38.8%
Agile Property Holdings,
  Ltd. ........................     204,188   $   428,948
Air China, Ltd. ...............     177,414       253,036
Aluminum Corp. of China,
  Ltd. ........................     176,304       506,083
Angang Steel Co., Ltd. ........      69,709       268,745
Anhui Conch Cement Co., Ltd. ..      39,750       346,402
Baidu.com ADR (a)..............       1,480       428,682
Bank of China, Ltd. ...........     778,382       417,814
Bank of Communications Co.,
  Ltd. ........................     245,723       297,006
China CITIC Bank (a)...........     208,941       161,910
China Construction Bank
  Corp. .......................   1,196,768     1,095,302
China Life Insurance Co.,
  Ltd. ........................     271,708     1,559,882
China Mengniu Dairy Co.,
  Ltd. ........................      56,390       244,254
China Merchants Bank Co.,
  Ltd. ........................     105,669       464,508
China Merchants Holdings
  International Co., Ltd. .....      56,529       352,185
China Mobile, Ltd. ............     174,136     2,851,216
China Oilfield Services,
  Ltd. ........................     264,557       609,574
China Overseas Land &
  Investment, Ltd. ............     167,043       382,739
China Petroleum & Chemical
  Corp. .......................     675,462       840,779
China Resources Enterprise.....      68,746       292,465
China Shenhua Energy Co.,
  Ltd. ........................     139,056       837,703
China Shipping Container Lines
  Co., Ltd. ...................     657,339       507,686
China Shipping Development Co.,
  Ltd. ........................     113,215       367,976
China Telecom Corp., Ltd. .....     659,930       497,794
China Unicom, Ltd. ............     134,172       277,717
CNOOC, Ltd. ...................     659,470     1,110,343
COSCO Holdings.................     167,132       522,782
COSCO Pacific, Ltd. ...........      83,331       263,874
Ctrip.com International, Ltd.
  ADR..........................       4,354       225,537
Denway Motors, Ltd. ...........     324,205       189,465
Dongfeng Motor Group Co.,
  Ltd. ........................     232,763       204,040
Focus Media Holding, Ltd. ADR
  (a)..........................       3,981       230,978
Guangzhou R&F Properties Co.,
  Ltd. ........................     101,376       478,912
Huaneng Power International,
  Inc. ........................     226,472       313,676
Industrial & Commercial Bank of
  China........................   1,061,180       741,726
Jiangsu Express................     210,060       270,394
Jiangxi Copper Co., Ltd. ......      91,578       297,651
Lenovo Group, Ltd. ............     335,703       258,843
Maanshan Iron & Steel..........     166,971       182,045
NetEase.com ADR (a)............       6,121       103,445
PetroChina Co., Ltd. ..........     803,379     1,524,307
Ping An Insurance Group Co. of
  China, Ltd. .................      51,364       709,436
Samling Global, Ltd. (a).......     194,633        64,388
Semiconductor Manufacturing
  International Corp. (a)......   1,205,837       141,249
Shanghai Electric Group Co.,
  Ltd. ........................     295,179       230,637
SINA Corp. (a).................       2,462       117,807
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................     213,252       175,682
Suntech Power Holdings Co.,
  Ltd. ADR (a).................       4,696       187,370
Tencent Holdings, Ltd. ........      35,594       230,004
Tingyi Cayman Islands Holding
  Corp. .......................     110,383       170,505
Yanzhou Coal Mining Co.,
  Ltd. ........................     126,882       261,321
Zijin Mining Group Co., Ltd. ..     199,790       310,667
                                              -----------
TOTAL CHINA....................                23,807,490
                                              -----------
INDIA -- 17.5%
Apollo Hospitals Enterprise,
  Ltd. ........................      11,698       142,954
Bharat Heavy Electricals,
  Ltd. ........................       7,848       400,775
Bharti Airtel, Ltd. (a)........      37,263       878,985
Cipla, Ltd. ...................      31,139       143,631
HDFC Bank, Ltd. ...............      10,065       362,716
Hero Honda Motors, Ltd. .......      11,303       210,218
Hindustan Lever, Ltd. .........      57,666       319,100
Hindustan Zinc, Ltd. ..........       6,659       135,862
Housing Development Finance
  Corp., Ltd. .................       9,764       619,863
ICICI Bank, Ltd. ADR...........       9,319       491,298
Idea Cellular, Ltd. (a)........     100,980       318,037
Indiabulls Financial Services,
  Ltd. ........................      11,747       176,467
Indian Hotels Co., Ltd. .......      55,498       192,201
Infosys Technologies, Ltd.
  ADR..........................      15,480       749,077
ITC, Ltd. .....................      51,842       243,657
Larsen & Toubro, Ltd. GDR......       5,836       410,854
Mahindra & Mahindra, Ltd. GDR..       9,125       172,436
Oil & Natural Gas Corp.,
  Ltd. ........................      14,919       363,545
Reliance Capital, Ltd. ........         989        39,290
Reliance Communications,
  Ltd. ........................      35,063       517,971
Reliance Energy, Ltd. .........      12,719       387,515
Reliance Industries, Ltd. GDR
  (b)..........................      13,390     1,533,155
Satyam Computer Services, Ltd.
  ADR..........................      11,211       290,253
Siemens India, Ltd. ...........       5,882       198,539
Steel Authority Of India,
  Ltd. ........................      40,078       208,197
Sterlite Industries India,
  Ltd. ........................       7,677       144,495
Suzlon Energy, Ltd. ...........       4,749       172,810
Tata Consultancy Services,
  Ltd. ........................       7,963       210,648
Tata Motors, Ltd. .............      11,114       224,525
Unitech, Ltd. .................      20,618       159,159
Wipro, Ltd. ADR................      12,132       175,186
Zee Entertainment Enterprises,
  Ltd. ........................      21,732       187,065
                                              -----------
TOTAL INDIA....................                10,780,484
                                              -----------
INDONESIA -- 2.8%
Astra International Tbk PT.....     123,220       259,375
Bank Central Asia Tbk PT.......     382,148       256,994
Bank Rakyat Indonesia PT.......     360,148       259,921
Bumi Resources Tbk PT..........     630,964       246,659
Indosat Tbk PT.................     263,248       221,652
Perusahaan Gas Negara PT.......     108,128       142,476
Telekomunikasi Indonesia Tbk
  PT...........................     273,094       328,489
                                              -----------
TOTAL INDONESIA................                 1,715,566
                                              -----------
MALAYSIA -- 6.9%
Bintulu Port Holdings Bhd......     234,506       450,775
Bursa Malaysia Bhd.............      46,207       149,164
Carlsberg Brewery Bhd..........     320,303       436,157
Genting Bhd....................     137,400       324,599
IJM Corp Bhd...................     107,300       250,341
IOI Corp Bhd...................     155,840       276,693
Lingkaran Trans Kota Holdings
  Bhd..........................     308,100       367,098
Magnum Corp. Bhd...............     335,358       284,427
Malaysian Airline System Bhd
  (a)..........................     112,000       141,335
Malaysian Plantations Bhd......     244,900       222,800
Naim Cendera Holding Bhd.......     184,113       316,085
Sarawake Energy Bhd............     290,666       200,459
Star Publications Malaysia
  Bhd..........................     325,500       322,873
Tan Chong Motor Holdings Bhd...     725,400       283,135
Uchi Technologies Bhd..........     233,700       204,380
                                              -----------
TOTAL MALAYSIA.................                 4,230,321
                                              -----------

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
PHILIPPINES -- 0.9%
Ayala Land, Inc. ..............     775,158   $   279,608
Philippine Long Distance
  Telephone Co. ...............       3,794       245,073
                                              -----------
TOTAL PHILIPPINES..............                   524,681
                                              -----------
TAIWAN -- 26.1%
Acer, Inc. ....................     109,080       192,189
Advanced Semiconductor
  Engineering, Inc. ...........     190,012       208,440
ASE Test, Ltd. TDR (a).........     781,000       140,716
Asia Cement Corp. .............     143,040       249,394
Asustek Computer, Inc. ........     117,780       358,375
AU Optronics Corp. ADR.........      27,913       472,288
Catcher Technology Co., Ltd. ..      19,900       144,822
Cathay Financial Holding Co.,
  Ltd. ........................     178,000       421,069
Chang Hwa Commercial Bank......     267,000       175,900
Chi Mei Optoelectronics Corp.
  GDR..........................      19,225       217,820
China Development Financial
  Holding Corp. ...............     529,930       213,531
China Steel Chemical Corp. ....     143,550       380,483
China Steel Corp. .............     306,500       447,048
Chinatrust Financial Holding
  Co., Ltd. (a)................     330,000       242,179
Chunghwa Picture Tubes, Ltd.
  (a)..........................     562,000       160,153
Chunghwa Telecom Co., Ltd. ....     130,000       242,991
Compal Electronics, Inc. ......     234,780       265,463
Delta Electronics, Inc. .......      70,650       273,854
Epistar Corp. .................      24,306       118,421
Everlight Electronics Co.,
  Ltd. ........................      24,478       106,883
Far Eastern Textile Co.,
  Ltd. ........................     214,200       287,810
First Financial Holding Co.,
  Ltd..........................     257,360       184,138
Formosa Chemicals & Fibre
  Corp. .......................     119,000       304,474
Formosa Plastics Corp. ........     174,000       490,516
Foxconn Technology Co., Ltd. ..      22,950       265,822
Fubon Financial Holding Co.,
  Ltd. ........................     244,000       208,224
High Tech Computer Corp. ......      22,300       326,966
Hon Hai Precision Industry Co.,
  Ltd. ........................     161,000     1,213,605
Hua Nan Financial Holdings Co.,
  Ltd. ........................     226,000       159,277
King Yuan Electronics Co.,
  Ltd. ........................     105,895        67,979
Largan Precision Co., Ltd. ....       6,080        66,138
Lite-On Technology Corp. ......     101,272       158,262
Macronix International.........     219,163       135,655
MediaTek, Inc. ................      35,850       645,926
Mega Financial Holding Co.,
  Ltd. ........................     307,000       193,786
Motech Industries, Inc. .......       6,850        74,514
Nan Ya Plastics Corp. .........     186,000       484,449
Novatek Microelectronics Corp.,
  Ltd. ........................      24,239       105,468
Phoenixtec Power Co., Ltd. ....     201,000       194,625
Polaris Securities Co., Ltd.
  (a)..........................     382,182       206,110
Powerchip Semiconductor
  Corp. .......................     294,638       146,258
Powertech Technology, Inc. ....      40,450       162,990
ProMOS Technologies, Inc. .....     279,000        85,491
Quanta Computer, Inc. .........     155,020       243,681
Realtek Semiconductor Corp. ...      35,625       161,560
Shin Kong Financial Holding
  Co., Ltd. ...................     162,055       150,460
Siliconware Precision
  Industries Co. ..............     113,085       254,688
SinoPac Financial Holdings Co.,
  Ltd. ........................     391,000       182,111
Tainan Enterprises.............     166,826       245,626
Taishin Financial Holdings Co.,
  Ltd. (a).....................     313,000       158,250
Taiwan Cement Corp. ...........     184,210       301,419
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR..     146,537     1,482,954
Tatung Co., Ltd. (a)...........     268,000       139,605
Tripod Technology Corp. .......      39,380       160,488
Uni-President Enterprises
  Corp. .......................     179,900       275,624
United Microelectronics Corp.
  ADR..........................     141,402       507,633
Via Technologies, Inc. (a).....      85,000        57,300
Walsin Lihwa Corp. ............     250,000       124,100
Wistron Corp. .................      88,294       159,624
Yageo Corp. ...................     307,000       127,936
                                              -----------
TOTAL TAIWAN...................                16,029,232
                                              -----------
THAILAND -- 3.0%
Advanced Info Service PCL......      77,090       197,926
Bangkok Expressway PCL.........     296,874       215,672
Electricity Generating PCL.....      63,096       213,542
IRPC PCL.......................     501,041       100,866
Kasikornbank PCL...............     109,998       259,951
PTT Exploration & Production
  PCL..........................      67,071       266,131
PTT PCL........................      41,909       410,837
Thai Oil PCL...................      78,396       196,705
                                              -----------
TOTAL THAILAND.................                 1,861,630
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $46,756,720)...........                58,949,404
                                              -----------
RIGHTS -- 0.0% (C)
MALAYSIA -- 0.0% (C)
Malaysian Airline System
  (expiring 10/31/07) (a)......      37,333        17,530
Malaysian Airline System Bhd
  (expiring 10/31/07) (a)......      37,333            --
                                              -----------
TOTAL RIGHTS --
  (Cost $27,274)...............                    17,530
                                              -----------
WARRANTS -- 0.0% (C)
CHINA -- 0.0% (C)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)....................       7,920         6,514
                                              -----------
SHORT TERM INVESTMENTS -- 3.0%
UNITED STATES -- 3.0%
MONEY MARKET FUND -- 3.0%
STIC Prime Portfolio
  (Cost $1,834,024)............   1,834,024     1,834,024
                                              -----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $48,618,018)...........                60,807,472
OTHER ASSETS AND
  LIABILITIES -- 1.0%..........                   612,065
                                              -----------
NET ASSETS -- 100.0%...........               $61,419,537
                                              ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 2.5% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount represents less than 0.05% net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.3%
CHINA -- 99.3%
AIR FREIGHT & LOGISTICS -- 0.2%
Sinotrans, Ltd. ..............    483,000   $    294,700
                                            ------------
AIRLINES -- 0.5%
Air China, Ltd. ..............    468,000        667,483
                                            ------------
AUTOMOBILES -- 1.2%
Brilliance China Automotive
  Holdings, Ltd. (a)..........    572,000        156,094
Denway Motors, Ltd. ..........  1,066,000        622,971
Dongfeng Motor Group Co.,
  Ltd. .......................    640,000        561,024
Great Wall Motor Co., Ltd. ...     78,000        116,267
                                            ------------
                                               1,456,356
                                            ------------
BEVERAGES -- 0.2%
Tsingtao Brewery Co., Ltd. ...     78,000        285,648
                                            ------------
CHEMICALS -- 0.6%
China Bluechemical, Ltd. .....    394,000        260,684
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................    520,000        428,388
                                            ------------
                                                 689,072
                                            ------------
COMMERCIAL BANKS -- 12.7%
Bank of China, Ltd. ..........  4,316,000      2,316,711
Bank of Communications Co.,
  Ltd. .......................  1,016,000      1,228,043
China CITIC Bank (a)..........    107,056         82,959
China Construction Bank
  Corp. ......................  6,355,000      5,816,204
China Merchants Bank Co.,
  Ltd. .......................    473,000      2,079,248
Industrial & Commercial Bank
  of China....................  5,805,000      4,057,481
                                            ------------
                                              15,580,646
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology, Ltd. ...    182,000        111,570
                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.3%
AAC Acoustic Technology
  Holdings, Inc. (a)..........    156,000        192,574
ZTE Corp. ....................     36,400        192,106
                                            ------------
                                                 384,680
                                            ------------
COMPUTERS & PERIPHERALS -- 0.6%
Lenovo Group, Ltd. ...........    718,000        553,612
TPV Technology, Ltd. .........    302,000        216,918
                                            ------------
                                                 770,530
                                            ------------
CONSTRUCTION & ENGINEERING -- 1.4%
Baoye Group Co., Ltd. ........     52,000         72,424
China Communications
  Construction Co., Ltd. .....    686,059      1,631,992
                                            ------------
                                               1,704,416
                                            ------------
CONSTRUCTION MATERIALS -- 1.0%
Anhui Conch Cement Co.,
  Ltd. .......................     78,000        679,732
China National Building
  Material Co., Ltd. .........    182,000        599,744
                                            ------------
                                               1,279,476
                                            ------------
DISTRIBUTORS -- 1.0%
China Resources Enterprise....    234,000        995,501
Xinyu Hengdeli Holdings,
  Ltd. .......................    380,020        200,560
                                            ------------
                                               1,196,061
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
China Communications Services
  Corp., Ltd. (a).............    254,779        200,710
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...    260,000        696,131
China Telecom Corp., Ltd. ....  2,702,000      2,038,156
                                            ------------
                                               2,934,997
                                            ------------
ELECTRICAL EQUIPMENT -- 1.9%
Byd Co., Ltd. ................     36,500        272,505
Dongfang Electrical Machinery
  Co., Ltd....................     26,000        237,622
Harbin Power Equipment........    130,000        325,642
Shanghai Electric Group Co.,
  Ltd. .......................    702,000        548,505
Suntech Power Holdings Co.,
  Ltd. ADR (a)................     23,562        940,124
                                            ------------
                                               2,324,398
                                            ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
China Oilfield Services,
  Ltd. .......................    416,000        958,519
                                            ------------
FOOD PRODUCTS -- 2.2%
Celestial NutriFoods..........    104,000        100,185
Chaoda Modern Agriculture.....    338,000        273,667
China Foods, Ltd. (a).........    152,401         96,910
China Huiyuan Juice Group,
  Ltd. (a)....................    138,144        188,136
China Mengniu Dairy Co.,
  Ltd. .......................    184,000        796,998
China Milk Products Group,
  Ltd. .......................    156,000        136,616
China Yurun Food Group,
  Ltd. .......................    145,000        209,045
People's Food Holdings,
  Ltd. .......................    156,000        150,278
Pine Agritech, Ltd. ..........    312,000         98,784
Synear Food Holdings, Ltd. ...    104,000        145,024
Tingyi Cayman Islands Holding
  Corp. ......................    364,000        562,260
                                            ------------
                                               2,757,903
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR....................      4,610        197,262
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
China Travel International
  Investment Hong Kong,
  Ltd. .......................    520,000        385,550
Ctrip.com International, Ltd.
  ADR.........................     11,278        584,200
FU JI Food and Catering
  Services Holdings, Ltd. ....     39,000        119,982
                                            ------------
                                               1,089,732
                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.4%
China Power International
  Development, Ltd. ..........    455,000        238,375
China Resources Power Holdings
  Co. ........................    208,000        643,922
Datang International Power
  Generation Co., Ltd. .......    690,000        793,149
Huadian Power International
  Co. ........................    416,000        266,672
Huaneng Power International,
  Inc. .......................    692,000        958,457
                                            ------------
                                               2,900,575
                                            ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Shanghai Industrial Holdings,
  Ltd. .......................    112,000        560,097
                                            ------------

See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
INSURANCE -- 10.8%
China Insurance International
  Holdings Co., Ltd. (a)......    130,000   $    396,594
China Life Insurance Co.,
  Ltd. .......................  1,450,000      8,324,484
PICC Property & Casualty Co.,
  Ltd. .......................    484,000        943,248
Ping An Insurance Group Co. of
  China, Ltd. ................    258,500      3,570,382
                                            ------------
                                              13,234,708
                                            ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Baidu.com ADR (a).............      3,588      1,039,264
NetEase.com ADR (a)...........     25,586        432,404
SINA Corp. (a)................      8,211        392,896
Sohu.com, Inc. (a)............      5,554        209,441
Tencent Holdings, Ltd. .......    117,000        756,039
                                            ------------
                                               2,830,044
                                            ------------
IT SERVICES -- 0.2%
Travelsky Technology, Ltd. ...    182,000        195,151
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ............    146,000        504,605
                                            ------------
MACHINERY -- 0.6%
China Infrastructure Machinery
  Holdings, Ltd. .............     66,582        153,756
Guangzhou Shipyard
  International Co., Ltd.
  (a).........................     26,000        168,511
Shanghai Prime Machinery Co.,
  Ltd. .......................    234,000        111,147
Weichai Power Co., Ltd. ......     34,000        270,472
                                            ------------
                                                 703,886
                                            ------------
MARINE -- 2.7%
China Shipping Container Lines
  Co., Ltd. ..................    867,500        670,001
China Shipping Development
  Co., Ltd. ..................    286,000        929,569
COSCO Holdings................    549,875      1,719,985
                                            ------------
                                               3,319,555
                                            ------------
MEDIA -- 0.8%
Focus Media Holding, Ltd. ADR
  (a).........................     16,834        976,709
Xinhua Finance, Ltd. (a)......        138         39,355
                                            ------------
                                               1,016,064
                                            ------------
METALS & MINING -- 4.8%
Aluminum Corp. of China,
  Ltd. .......................    780,000      2,238,999
Angang Steel Co., Ltd. .......    198,000        763,337
Hunan Non-Ferrous Metal Corp.,
  Ltd. .......................    312,000        321,693
Jiangxi Copper Co., Ltd. .....    288,000        936,070
Lingbao Gold Co., Ltd. .......    104,000         96,655
Maanshan Iron & Steel.........    390,000        425,209
Zijin Mining Group Co.,
  Ltd. .......................    728,500      1,132,794
                                            ------------
                                               5,914,757
                                            ------------
MULTILINE RETAIL -- 0.4%
Golden Eagle Retail Group,
  Ltd. .......................    130,000        153,952
Parkson Retail Group, Ltd. ...     39,000        351,915
                                            ------------
                                                 505,867
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 20.3%
China Coal Energy Co. (a).....    649,904      1,932,483
China Petroleum & Chemical
  Corp. ......................  3,344,000      4,162,432
China Shenhua Energy Co.,
  Ltd. .......................    670,000      4,036,223
CNOOC, Ltd. ..................  3,362,000      5,660,567
CNPC Hong Kong, Ltd. .........    520,000        329,993
PetroChina Co., Ltd. .........  4,148,000      7,870,289
Yanzhou Coal Mining Co.,
  Ltd. .......................    442,000        910,325
                                            ------------
                                              24,902,312
                                            ------------
PAPER & FOREST PRODUCTS -- 1.1%
Citic Resources Holdings, Ltd.
  (a).........................    312,000        248,197
Lee & Man Paper Manufacturing,
  Ltd. .......................     78,000        337,356
Nine Dragons Paper Holdings,
  Ltd. .......................    234,000        731,942
                                            ------------
                                               1,317,495
                                            ------------
PERSONAL PRODUCTS -- 0.1%
American Oriental
  Bioengineering, Inc. (a)....     10,247        114,254
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.8%
Agile Property Holdings,
  Ltd. .......................    312,000        655,434
Beijing Capital Land, Ltd. ...    234,000        210,848
China Overseas Land &
  Investment, Ltd.............    624,000      1,429,747
China Resources Land, Ltd. ...    208,000        433,208
Greentown China Holdings,
  Ltd. .......................    104,000        242,307
Guangzhou Investment Co.,
  Ltd. .......................    796,000        248,985
Guangzhou R&F Properties Co.,
  Ltd. .......................    211,200        997,733
Shanghai Forte Land Co. ......    260,000        207,166
Shenzhen Investment, Ltd. ....    343,254        307,082
Shimao Property Holdings,
  Ltd. .......................    230,500        701,708
Yanlord Land Group, Ltd. .....    190,000        473,576
                                            ------------
                                               5,907,794
                                            ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co., Ltd. ..    364,000        313,460
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Actions Semiconductor Co.,
  Ltd. ADR (a)................     20,359        112,382
Semiconductor Manufacturing
  International Corp. (a).....  2,878,000        337,121
                                            ------------
                                                 449,503
                                            ------------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a).........................      5,143        191,371
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Ports Design, Ltd. ...........     69,000        239,366
Weiqiao Textile Co. ..........    147,000        276,264
                                            ------------
                                                 515,630
                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 3.6%
Anhui Expressway Co. .........    198,000        180,958
Beijing Capital International
  Airport Co., Ltd. ..........    364,000        756,240
China Merchants Holdings
  International Co., Ltd. ....    208,816      1,300,959
COSCO Pacific, Ltd. ..........    234,000        740,978
Dalian Port PDA Co., Ltd. ....    234,000        190,666
Jiangsu Express...............    338,000        435,082
Shenzhen Expressway Co.,
  Ltd. .......................    312,000        321,291
Zhejiang Expressway Co.,
  Ltd. .......................    390,000        554,228
                                            ------------
                                               4,480,402
                                            ------------
WATER UTILITIES -- 0.3%
Guangdong Investment, Ltd. ...    498,000        342,955
                                            ------------

See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
WIRELESS TELECOMMUNICATION SERVICES -- 13.8%
China Mobile, Ltd. ...........    966,500   $ 15,824,989
China Unicom, Ltd. ...........    520,000      1,076,326
                                            ------------
                                              16,901,315
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $86,402,978)..........               121,805,249
                                            ------------
WARRANTS -- 0.0%(B)
CHINA -- 0.0%(B)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)...................     32,000         26,321
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $189,970).............    189,970        189,970
                                            ------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $86,592,948)..........               122,021,540
OTHER ASSETS AND
  LIABILITIES -- 0.5%.........                   617,675
                                            ------------
NET ASSETS -- 100.0%..........              $122,639,215
                                            ============




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.
ADR = American Depositary Receipt






See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 95.5%
ARGENTINA -- 0.5%
Grupo Financiero Galicia SA ADR
  (a)..........................      1,806   $    14,304
Telecom Argentina SA ADR (a)...      1,533        37,635
Tenaris SA ADR.................      3,254       171,225
                                             -----------
TOTAL ARGENTINA................                  223,164
                                             -----------
BRAZIL -- 13.7%
Aracruz Celulose SA ADR........        845        62,184
Banco Bradesco SA ADR..........     13,729       403,221
Banco do Brasil SA.............      4,623        77,611
Banco Itau Holding Financeira
  SA ADR.......................      8,319       421,108
Bradespar SA Preference
  Shares.......................      2,049       116,593
Brasil Telecom Participacoes SA
  ADR..........................      1,250        93,275
Braskem SA ADR.................      1,697        31,955
Centrais Eletricas Brasileiras
  SA ADR.......................      5,427        79,343
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR...................      1,070        32,442
Companhia de Bebidas das
  Americas ADR.................      2,869       209,810
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......      2,154        53,791
Companhia Energetica de Minas
  Gerais ADR...................      4,742       101,147
Companhia Siderurgica Nacional
  SA ADR.......................      2,391       168,613
Companhia Vale do Rio Doce
  ADR..........................     47,389     1,461,916
Cosan SA Industria e Comercio..      1,626        22,092
Cyrela Brazil Realty SA........      4,299        58,387
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes (a)............      2,133         2,701
Duratex SA Preference Shares...      1,773        52,708
Empresa Brasileira de
  Aeronautica SA...............      6,963        76,442
Gerdau SA ADR..................      5,519       144,708
Investimentos Itau SA..........      5,840        59,352
Investimentos Itau SA
  Preference Shares............     32,820       225,638
Lojas Americanas SA Preference
  Shares.......................      5,060        50,050
Lojas Renner SA................      2,961        59,059
Metalurgica Gerdau SA
  Preference Shares............      2,586        87,137
Natura Cosmeticos SA...........      2,526        30,202
Perdigao SA ADR................      1,158        50,848
Petroleo Brasileiro SA ADR.....     17,933     1,243,199
Souza Cruz SA..................      1,626        42,064
Tam SA ADR.....................      1,291        35,373
Telemig Celular Participacoes
  ADR..........................        579        33,929
Tim Participacoes SA ADR.......      1,281        51,957
Tractebel Energia SA ADR.......        439        26,902
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........      1,673       220,083
Usinas Siderurgicas de Minas
  Gerais SA ADR................      1,806       125,643
Vivo Participacoes SA
  Preference Shares............     10,482        50,587
Votorantim Celulose e Papel SA
  ADR..........................      2,095        59,959
Weg SA.........................      4,041        48,865
                                             -----------
TOTAL BRAZIL...................                6,170,894
                                             -----------
CHILE -- 2.1%
Administradora de Fondos de
  Pensiones Caprum SA..........      2,298        63,382
Antarchile SA..................      2,907        59,135
Cementos Bio-Bio SA............     13,647        39,640
Companhia de Telecomunicaciones
  de Chile SA ADR..............      4,871        40,088
Companhia General de
  Electricidad.................      6,543        53,112
Empresa Nacional de
  Electricidad SA ADR..........      1,601        68,763
Empresa Obras Sanitar Volpar...    437,052        89,334
Empresas COPEC SA..............      6,690       107,302
Enersis SA ADR.................      3,908        69,328
Farmacias Ahumada SA...........     11,433        49,198
Lan Airlines SA ADR............      2,573        41,297
Parque Arauco SA...............     37,416        45,740
SACI Falabella.................     20,112        99,527
Vina Concha y Toro SA ADR......      1,046        48,911
Vina San Pedro SA (a)..........  4,681,569        51,838
                                             -----------
TOTAL CHILE....................                  926,595
                                             -----------
CHINA -- 19.1%
AAC Acoustic Technology
  Holdings, Inc. (a)...........     24,000        29,627
Agile Property Holdings,
  Ltd. ........................     36,000        75,627
Air China, Ltd. ...............     36,000        51,345
Aluminum Corp. of China,
  Ltd. ........................     60,000       172,231
Angang Steel Co., Ltd. ........     12,000        46,263
Anhui Conch Cement Co., Ltd. ..     12,000       104,574
Baidu.com ADR (a)..............        392       113,543
Bank of China, Ltd. ...........    294,000       157,811
Bank of Communications Co.,
  Ltd. ........................     78,000        94,279
Beijing Capital International
  Airport Co., Ltd. ...........     36,000        74,793
Chaoda Modern Agriculture......     30,000        24,290
China Construction Bank
  Corp. .......................    405,000       370,663
China Life Insurance Co.,
  Ltd. ........................    105,000       602,807
China Mengniu Dairy Co.,
  Ltd. ........................     18,000        77,967
China Merchants Bank Co.,
  Ltd. ........................     36,000       158,251
China Merchants Holdings
  International Co., Ltd. .....     12,061        75,142
China Mobile, Ltd. ............     67,500     1,105,211
China Netcom Group Corp. --
  Hong Kong, Ltd. .............     18,000        48,194
China Oilfield Services,
  Ltd. ........................     48,000       110,598
China Overseas Land &
  Investment, Ltd. ............     48,000       109,981
China Petroleum & Chemical
  Corp. .......................    240,000       298,739
China Power International
  Development, Ltd. ...........     60,000        31,434
China Resources Enterprise.....     12,000        51,051
China Resources Land, Ltd. ....     24,000        49,986
China Resources Power Holdings
  Co. .........................     24,000        74,299
China Shenhua Energy Co.,
  Ltd. ........................     48,000       289,162
China Shipping Container Lines
  Co., Ltd. ...................    134,350       103,763
China Shipping Development Co.,
  Ltd. ........................     24,000        78,006
China Telecom Corp., Ltd. .....    210,000       158,406
China Travel International
  Investment Hong Kong, Ltd. ..     54,000        40,038
China Unicom, Ltd. ............     36,000        74,515
CNOOC, Ltd. ...................    236,000       397,351
CNPC Hong Kong, Ltd. ..........     60,000        38,076
COSCO Holdings.................     44,925       140,523
COSCO Pacific, Ltd. ...........     24,000        75,998
Ctrip.com International, Ltd.
  ADR..........................      1,205        62,419
Datang International Power
  Generation Co., Ltd. ........     72,000        82,763
Denway Motors, Ltd. ...........     84,000        49,090
Dongfeng Motor Group Co.,
  Ltd. ........................     60,000        52,596
Focus Media Holding, Ltd. ADR
  (a)..........................      1,343        77,921
Guangdong Investment, Ltd. ....     48,000        33,056
Guangshen Railway Co., Ltd. ...     48,000        41,335

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Guangzhou Investment Co.,
  Ltd. ........................     84,000   $    26,275
Guangzhou R&F Properties Co.,
  Ltd. ........................     21,600       102,041
Harbin Power Equipment.........     12,000        30,059
Huadian Power International
  Co. .........................     72,000        46,155
Huaneng Power International,
  Inc. ........................     60,000        83,103
Industrial & Commercial Bank of
  China........................    399,000       278,886
Jiangsu Express................     36,000        46,340
Jiangxi Copper Co., Ltd. ......     24,000        78,006
Lenovo Group, Ltd. ............     78,000        60,142
Li Ning Co., Ltd. .............     12,000        41,474
Maanshan Iron & Steel..........     36,000        39,250
NetEase.com ADR (a)............      1,424        24,066
Nine Dragons Paper Holdings,
  Ltd. ........................     18,000        56,303
Parkson Retail Group, Ltd. ....      3,000        27,070
PetroChina Co., Ltd. ..........    300,000       569,211
PICC Property & Casualty Co.,
  Ltd. ........................     48,000        93,545
Pine Agritech, Ltd. ...........     48,000        15,198
Ping An Insurance Group Co. of
  China, Ltd. .................     18,000       248,615
Semiconductor Manufacturing
  International Corp. (a)......    291,000        34,087
Shanghai Electric Group Co.,
  Ltd. ........................     60,000        46,881
Shenzhen Expressway Co.,
  Ltd. ........................     48,000        49,429
Shimao Property Holdings,
  Ltd. ........................     18,000        54,797
SINA Corp. (a).................        743        35,553
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................     48,000        39,544
Sinotrans, Ltd. ...............     60,000        36,609
Suntech Power Holdings Co.,
  Ltd. ADR (a).................      1,158        46,204
Tencent Holdings, Ltd. ........     12,000        77,542
Tingyi Cayman Islands Holding
  Corp. .......................     36,000        55,608
TPV Technology, Ltd. ..........     48,000        34,477
Travelsky Technology, Ltd. ....     27,000        28,951
Weiqiao Textile Co. ...........     15,500        29,130
Xinyu Hengdeli Holdings,
  Ltd. ........................     96,000        50,665
Yanzhou Coal Mining Co.,
  Ltd. ........................     36,000        74,144
Zhejiang Expressway Co.,
  Ltd. ........................     42,000        59,686
Zijin Mining Group Co., Ltd. ..     54,000        83,968
ZTE Corp. .....................      4,800        25,333
                                             -----------
TOTAL CHINA....................                8,632,071
                                             -----------
CZECH REPUBLIC -- 0.7%
CEZ AS.........................      2,487       153,255
Komercni Banka AS..............        273        63,435
Telefonica O2 Czech Republic
  AS...........................      1,751        49,466
Unipetrol (a)..................      1,775        28,121
Zentiva NV.....................        681        41,612
                                             -----------
TOTAL CZECH REPUBLIC...........                  335,889
                                             -----------
EGYPT -- 0.8%
Commercial International Bank..      4,572        62,998
Egyptian Co. for Mobile
  Services.....................      1,095        36,623
Egyptian Financial Group-Hermes
  Holding......................      4,281        34,784
Orascom Construction
  Industries...................      1,728       144,898
Orascom Telecom Holding SAE
  GDR..........................      1,469        96,073
                                             -----------
TOTAL EGYPT....................                  375,376
                                             -----------
HUNGARY -- 1.1%
FHB Mortgage Bank NyRt.........      4,051        49,508
MOL Hungarian Oil and Gas
  NyRt.........................      1,040       167,778
OTP Bank NyRt..................      3,598       194,602
Richter Gedeon NyRt............        297        63,221
Tiszai Vegyi Kominat NyRt (a)..        914        40,846
                                             -----------
TOTAL HUNGARY..................                  515,955
                                             -----------
INDIA -- 7.7%
Ambuja Cements, Ltd. ..........     15,312        54,817
Bajaj Auto, Ltd. GDR...........        563        35,469
Bharat Heavy Electricals,
  Ltd. ........................      2,177       111,173
Bharti Airtel, Ltd. (a)........     14,362       338,781
Cipla, Ltd. ...................      7,139        32,929
Dr Reddy's Laboratories, Ltd.
  ADR..........................      2,213        36,205
Gail India, Ltd. ..............      5,235        49,857
Grasim Industries, Ltd. .......        628        55,892
HCL Technologies, Ltd. ........      2,010        15,385
HDFC Bank, Ltd. ...............      2,994       107,896
Hero Honda Motors, Ltd. .......      2,287        42,535
Hindustan Lever, Ltd. .........     18,131       100,330
Housing Development Finance
  Corp., Ltd. .................      3,193       202,706
ICICI Bank, Ltd. ADR...........      3,437       181,199
Indian Hotels Co., Ltd. .......      9,818        34,002
Infosys Technologies, Ltd.
  ADR..........................      5,981       289,421
ITC, Ltd. GDR (b)..............     15,463        72,676
Larsen & Toubro, Ltd...........         65         4,576
Larsen & Toubro, Ltd. GDR......      1,235        86,944
Mahindra & Mahindra, Ltd. GDR..      2,299        43,244
Maruti Udyog, Ltd. ............      1,724        43,181
Oil & Natural Gas Corp.,
  Ltd. ........................      5,255       128,053
Reliance Capital, Ltd. ........        911        36,191
Reliance Communications,
  Ltd. ........................     11,497       169,840
Reliance Energy, Ltd. .........      2,807        85,522
Reliance Industries, Ltd. .....      2,665       305,142
Reliance Industries, Ltd. GDR
  (b)..........................      2,356       269,762
Satyam Computer Services, Ltd.
  ADR..........................      3,417        88,466
Siemens India, Ltd. ...........      1,212        40,909
State Bank of India GDR........        643        72,016
Suzlon Energy, Ltd. ...........      1,357        49,379
Tata Consultancy Services,
  Ltd. ........................      2,463        65,155
Tata Motors, Ltd. ADR..........      2,867        54,874
Tata Power Co., Ltd. ..........      2,344        49,942
Tata Steel, Ltd. ..............      3,209        68,291
Wipro, Ltd. ADR................      3,604        52,042
                                             -----------
TOTAL INDIA....................                3,474,802
                                             -----------
INDONESIA -- 1.4%
Astra International Tbk PT.....     36,000        75,779
Bank Central Asia Tbk PT.......    105,500        70,949
Bank Danamon Indonesia Tbk PT..     28,500        26,334
Bank Mandiri Persero Tbk PT....    112,500        43,364
Bank Rakyat Indonesia PT.......     96,000        69,284
Bumi Resources Tbk PT..........    181,500        70,953
Indofood Sukses Makmur Tbk PT..    133,500        28,174
Indosat Tbk PT.................     60,000        50,519
Kalbe Farma Tbk PT.............    145,500        21,161
Medco Energi Internasional Tbk
  PT...........................     69,000        31,312
Perusahaan Gas Negara PT.......     30,000        39,530
Telekomunikasi Indonesia Tbk
  PT...........................     76,000        91,416
United Tractors Tbk PT.........     36,000        32,280
                                             -----------
TOTAL INDONESIA................                  651,055
                                             -----------
ISRAEL -- 2.6%
Avner Oil & Gas, Ltd. LP.......    351,961        27,421
Bank Hapoalim BM...............     16,105        82,179
Bank Leumi Le-Israel BM........     16,411        71,812
Check Point Software
  Technologies (a).............      2,712        68,288

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Formula Systems (1985), Ltd.
  (a)..........................      2,133   $    29,095
Israel Chemicals, Ltd. ........      7,410        67,912
Israel Discount Bank, Ltd.
  (a)..........................     14,152        32,056
Koor Industries, Ltd. .........        368        29,220
Makhteshim-Agan Industries,
  Ltd. (a).....................      6,394        56,611
Mizrahi Tefahot Bank, Ltd. ....      5,471        40,786
NICE Systems, Ltd. (a).........      1,135        41,162
Ormat Industries...............      3,221        45,298
Partner Communications.........      2,166        35,972
Retalix, Ltd. (a)..............      1,469        27,310
Teva Pharmaceutical Industries,
  Ltd. ........................     10,882       482,681
The Israel Corp., Ltd. ........         54        43,536
                                             -----------
TOTAL ISRAEL...................                1,181,339
                                             -----------
JORDAN -- 0.3%
Arab Bank PLC..................      4,120       122,117
                                             -----------
MALAYSIA -- 3.0%
Aeon Co. Bhd...................     23,700        73,030
Berjaya Sports Toto Bhd........     20,700        30,374
Bintulu Port Holdings Bhd......     46,494        89,372
Bursa Malaysia Bhd.............      9,293        29,999
Carlsberg Brewery Bhd..........     75,897       103,349
Dialog Group Bhd...............     69,600        35,132
Digi.Com Bhd...................      6,000        37,858
Genting Bhd....................     36,000        85,048
IGB Corp. Bhd..................     48,600        39,508
IOI Corp Bhd...................     56,700       100,671
KFC Holdings Bhd...............     25,800        49,594
KNM Group Bhd..................     31,800        43,115
Magnum Corp. Bhd...............     53,342        45,241
Malaysian Airline System Bhd
  (a)..........................     23,700        29,908
Malaysian Industrial
  Developement Finance Bhd.....    105,600        58,262
Malaysian Plantations Bhd......     45,900        41,758
Malaysian Resources Corp. Bhd
  (a)..........................     48,300        35,578
Multi Purpose Holdings Bhd.....     31,200        16,756
Naim Cendera Holding Bhd.......     29,087        49,937
Osk Holdings Bhd...............     44,100        30,155
Pacificmas Bhd.................     29,700        31,029
Padiberas Nasional Bhd.........     62,100        37,360
Resorts World Bhd..............      4,500         5,177
Sarawake Energy Bhd............     52,434        36,161
SP Setia Bhd...................     19,500        50,359
Sunrise Bhd....................     46,500        47,762
Ta Enterprise Bhd..............     58,500        25,237
UEM World Bhd..................     16,800        20,116
WCT Engineering Bhd............     29,800        67,340
                                             -----------
TOTAL MALAYSIA.................                1,345,186
                                             -----------
MEXICO -- 5.8%
Alfa SAB de CV.................      6,340        42,848
America Movil SAB de CV........    281,583       901,300
Axtel SAB de CV (a)............      6,472        49,570
Cemex SAB de CV (a)............    102,349       305,700
Coca-Cola Femsa SAB de CV......      9,780        41,965
Consorcio ARA SAB de CV........     19,293        25,848
Corp GEO SAB de CV (a).........      8,193        35,957
Corp Interamericana de
  Entretenimiento SAB de CV
  (a)..........................     10,735        30,532
Desarrolladora Homex SAB de CV
  (a)..........................      3,605        33,397
Empresas ICA SAB de CV (a).....      7,911        47,714
Fomento Economico Mexicano SAB
  de CV........................     29,343       109,325
Grupo Aeroportuario del Sureste
  SAB de CV....................      7,644        37,945
Grupo Bimbo SAB de CV..........      9,474        52,852
Grupo Elektra SA de CV.........      1,400        28,564
Grupo Financiero Banorte SAB de
  CV...........................     19,882        78,731
Grupo Iusacell SA de CV (a)....        231         2,324
Grupo Mexico SAB de CV.........     20,420       146,595
Grupo Modelo SAB de CV.........     11,110        53,342
Grupo Televisa SA de CV........     22,540       108,323
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)....................     20,084        30,637
Industrias CH SAB de CV (a)....      5,161        19,998
Industrias Penoles SA de CV....      1,788        30,040
Kimberly-Clark de Mexico SAB de
  CV...........................     10,404        46,898
Sare Holding SAB de CV (Class
  B) (a).......................     22,938        34,613
Telefonos de Mexico SA de CV...     80,494       131,989
TV Azteca SA de CV.............     44,381        24,393
Urbi Desarrollos Urbanos SA de
  CV (a).......................      8,647        31,078
Wal-Mart de Mexico SAB de CV...     36,090       132,351
                                             -----------
TOTAL MEXICO...................                2,614,829
                                             -----------
MOROCCO -- 0.7%
Banque Marocaine du Commerce et
  de l'Industrie SA............        267        41,635
Banque Marocaine du Commerce
  Exterieur....................        336       126,780
Banque Marocaine pour le
  Commerce et l'Industrie (a)..          4           624
Douja Promotion Groupe Addoha
  SA...........................         84        35,681
Holcim Maroc SA................        186        66,975
ONA SA.........................        303        62,389
                                             -----------
TOTAL MOROCCO..................                  334,084
                                             -----------
PERU -- 0.8%
Companhia de Minas Buenaventura
  SA...........................      1,602        78,868
Credicorp, Ltd. ...............      1,158        78,396
Southern Copper Corp. .........      1,001       123,954
Volcan Cia Minera SA...........     13,506        60,586
                                             -----------
TOTAL PERU.....................                  341,804
                                             -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. ..............    154,280        55,650
Banco de Oro Universal Bank....     26,400        34,575
Bank of the Philippine
  Islands......................     38,400        56,684
Filinvest Land, Inc. (a).......    689,000        26,612
Philippine Long Distance
  Telephone Co. ...............      1,200        77,514
                                             -----------
TOTAL PHILIPPINES..............                  251,035
                                             -----------
POLAND -- 1.8%
Bank BPH SA....................        150        51,503
Bank Pekao SA..................      1,125       104,208
Bioton SA (a)..................     39,198        17,748
BRE Bank SA (a)................        210        40,489
Cersanit Krasnystaw SA (a).....      1,953        29,438
Getin Holding SA (a)...........      3,336        16,804
Globe Trade Centre SA (a)......      2,094        37,497
Grupa Lotos SA.................      1,383        23,430
KGHM Polska Miedz SA...........      1,830        85,274
Orbis SA.......................        876        24,459
PBG SA (a).....................        234        31,784
Polimex Mostostal SA...........      8,175        31,308
Polski Koncern Naftowy Orlen
  (a)..........................      2,555       109,609
Powszechna Kasa Oszczednosci
  Bank Polski SA...............      5,454       113,593

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Prokom Software SA.............        459   $    23,466
Telekomunikacja Polska SA......     11,184        88,405
                                             -----------
TOTAL POLAND...................                  829,015
                                             -----------
RUSSIA -- 9.9%
Comstar United Telesystems
  GDR..........................      5,285        68,441
Gazprom OAO ADR................     44,728     1,972,505
Golden Telecom, Inc. ..........        392        31,552
JSC MMC Norilsk Nickel ADR.....      1,135       308,720
LUKOIL ADR.....................      6,957       578,127
Mechel ADR.....................        665        33,915
Mobile Telesystems OJSC ADR....      2,736       189,632
NovaTek OAO GDR................      1,533        80,482
Polyus Gold Co. ADR............      1,135        49,373
Rosneft Oil Co. OAO GDR........     19,389       164,806
Rostelecom ADR.................      1,181        74,202
Severstal GDR..................      4,159        88,171
Surgutneftegaz ADR.............      6,122       415,684
Tatneft GDR....................      1,040       114,400
Vimpel-Communications ADR......      6,217       168,108
VTB Bank OJSC GDR (a)(b).......      9,000        80,550
Wimm-Bill-Dann Foods OJSC ADR..        345        37,722
                                             -----------
TOTAL RUSSIA...................                4,456,390
                                             -----------
SOUTH AFRICA -- 9.1%
ABSA Group, Ltd. ..............      4,096        74,238
Adcorp Holdings, Ltd. .........      5,441        29,585
Afgri, Ltd. ...................     29,981        28,169
African Bank Investments,
  Ltd. ........................      9,382        42,593
African Rainbow Minerals,
  Ltd. ........................      1,986        37,867
Allied Electronics Corp., Ltd.
  (a)..........................      6,943        45,402
Anglo Platinum, Ltd. ..........        773       116,856
AngloGold Ashanti, Ltd. .......      2,252       106,514
Aquarius Platinum, Ltd. .......      1,533        53,720
Aspen Pharmacare Holdings, Ltd.
  (a)..........................      7,512        36,499
Aveng, Ltd. ...................      7,662        61,103
Barloworld, Ltd. ..............      2,876        54,044
Bidvest Group, Ltd. ...........      4,252        83,526
Business Connexion Group,
  Ltd. ........................     24,744        24,361
Cadiz Holdings, Ltd. ..........     35,377        23,083
Coronation Fund Managers,
  Ltd. ........................     23,126        29,072
Ellerine Holdings, Ltd. .......      2,610        27,967
FirstRand, Ltd. ...............     67,235       215,448
Foschini, Ltd. ................      3,791        28,583
Gold Fields, Ltd. .............      9,406       169,320
Grindrod, Ltd. ................     11,315        42,295
Group Five, Ltd. ..............      3,212        25,801
Harmony Gold Mining Co., Ltd.
  (a)..........................      5,144        60,855
Impala Platinum Holdings,
  Ltd. ........................      7,849       273,137
Imperial Holdings, Ltd. .......      2,221        41,543
Investec, Ltd. ................      2,456        26,349
Invicta Holdings, Ltd. ........      6,865        28,867
JD Group, Ltd. ................      2,415        20,380
Johnnic Communications, Ltd. ..      2,541        33,159
Kagiso Media, Ltd. ............     13,423        28,026
Kumba Iron Ore, Ltd. ..........      1,336        43,779
Lewis Group, Ltd. .............      2,909        23,916
Massmart Holdings, Ltd. .......      3,863        46,703
Metorex, Ltd. (a)..............      8,381        33,722
Mittal Steel South Africa,
  Ltd. ........................      2,821        56,058
MTN Group, Ltd. ...............     22,571       341,997
Murray & Roberts Holdings,
  Ltd. ........................      5,948        77,498
Mvelaphanda Resources, Ltd.
  (a)..........................      3,104        24,299
Naspers, Ltd. .................      4,739       131,257
Nedbank Group, Ltd. ...........      6,637       120,302
Network Healthcare Holdings,
  Ltd. (a).....................     25,299        43,762
Pretoria Portland Cement Co.,
  Ltd. ........................      2,649        18,360
PSG Group, Ltd. ...............      5,012        19,004
Remgro, Ltd. ..................      5,192       131,743
RMB Holdings, Ltd. ............     11,508        55,682
Sanlam, Ltd. ..................     25,071        80,956
Sappi, Ltd. ...................      3,416        51,759
Sasol, Ltd. ...................      6,262       268,757
Shoprite Holdings, Ltd. .......      9,584        50,027
Standard Bank Group, Ltd. .....     13,658       196,966
Steinhoff International
  Holdings, Ltd. ..............     18,826        53,229
Sun International, Ltd. .......      2,000        42,774
Super Group, Ltd. .............     15,791        29,651
Telkom SA, Ltd. ...............      3,236        81,407
Tiger Brands, Ltd. ............      2,361        62,254
Tourism Investment Corp., Ltd.
  (a)..........................     73,918        28,081
Truworths International,
  Ltd. ........................      8,741        40,063
Wilson Bayly Holmes-Ovcon,
  Ltd. ........................      3,042        52,488
Woolworths Holdings, Ltd. .....     15,426        40,484
                                             -----------
TOTAL SOUTH AFRICA.............                4,115,340
                                             -----------
TAIWAN -- 10.3%
Acer, Inc. ....................     34,180        60,222
Advanced Semiconductor
  Engineering, Inc. ...........     67,106        73,614
ASE Test, Ltd. (a).............    264,000        47,566
Asustek Computer, Inc. ........     35,596       108,310
AU Optronics Corp. ADR.........     12,283       207,828
Cathay Financial Holding Co.,
  Ltd. ........................     51,000       120,643
Chang Hwa Commercial Bank......     75,000        49,410
Chi Mei Optoelectronics Corp.
  GDR..........................      8,988       101,834
China Development Financial
  Holding Corp. ...............    158,130        63,717
China Steel Chemical Corp. ....     53,900       142,864
China Steel Corp. .............     87,900       128,207
Chinatrust Financial Holding
  Co., Ltd. (a)................     93,000        68,250
Chunghwa Telecom Co., Ltd. ....     46,500        86,916
Compal Electronics, Inc. ......     67,120        75,892
Delta Electronics, Inc. .......     26,450       102,526
Epistar Corp. .................      8,057        39,254
Far Eastern Textile Co.,
  Ltd. ........................     61,630        82,809
Formosa Chemicals & Fibre
  Corp. .......................     34,000        86,993
Formosa Plastics Corp. ........     51,000       143,772
Foxconn Technology Co., Ltd. ..      9,450       109,456
Fubon Financial Holding Co.,
  Ltd. ........................     75,000        64,003
Giant Manufacturing Co.,
  Ltd. ........................     34,000        88,347
High Tech Computer Corp. ......      9,900       145,156
Hon Hai Precision Industry Co.,
  Ltd. ........................     39,400       296,994
Hotai Motor Co., Ltd. .........     17,000        42,923
Hua Nan Financial Holdings Co.,
  Ltd. ........................     67,000        47,219
Lite-On Technology Corp. ......     35,686        55,768
MediaTek, Inc. ................      8,150       146,842
Nan Ya Plastics Corp. .........     51,000       132,833
National Petroleum Co., Ltd. ..     84,000        86,870
Novatek Microelectronics Corp.,
  Ltd. ........................      8,059        35,066
Phoenixtec Power Co., Ltd. ....     67,000        64,875
POU Chen Corp. ................     43,297        43,251
Powerchip Semiconductor
  Corp. .......................     83,660        41,529
Powertech Technology, Inc. ....      9,450        38,078
ProMOS Technologies, Inc. .....     84,000        25,739
Quanta Computer, Inc. .........     43,300        68,065
Shin Kong Financial Holding
  Co., Ltd. ...................     43,436        40,328

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Siliconware Precision
  Industries Co. ..............     34,236   $    77,106
SinoPac Financial Holdings Co.,
  Ltd. ........................    110,000        51,233
Taishin Financial Holdings Co.,
  Ltd. (a).....................     93,000        47,020
Taiwan Cement Corp. ...........     52,180        85,381
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR..     62,333       630,810
Tatung Co., Ltd. (a)...........     84,000        43,757
Tripod Technology Corp. .......      9,420        38,390
United Microelectronics Corp.
  ADR..........................     67,532       242,440
Wistron Corp. .................     26,539        47,979
                                             -----------
TOTAL TAIWAN...................                4,628,085
                                             -----------
THAILAND -- 1.6%
Advanced Info Service PCL......     21,787        55,937
Bangkok Expressway PCL.........     62,180        45,172
Banpu PCL......................      6,000        60,919
Electricity Generating PCL.....     14,000        47,382
IRPC PCL.......................    158,858        31,980
Kasikornbank PCL...............     29,400        69,479
PTT Exploration & Production
  PCL..........................     19,473        77,267
PTT PCL........................     13,208       129,479
Siam Cement PCL................      6,900        51,134
Siam Commercial Bank PCL.......     20,675        47,654
Thai Oil PCL...................     19,371        48,604
Tisco Bank PCL Preference
  Shares.......................     47,100        41,225
TMB Bank PCL (a)...............    531,255        29,915
                                             -----------
TOTAL THAILAND.................                  736,147
                                             -----------
TURKEY -- 1.9%
Akbank TAS.....................     13,495       102,496
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................      3,870        40,256
Dogan Sirketler Grubu Holdings
  AS (a).......................     15,940        34,741
Dogan Yayin Holding AS (a).....      6,520        27,721
Eregli Demir ve Celik
  Fabrikalari TAS..............      6,411        59,807
Haci Omer Sabanci Holding AS...      9,154        58,568
KOC Holding AS (a).............      9,937        52,093
Migros Turk TAS................      2,190        37,967
Tupras Turkiye Petrol
  Rafinerileri AS..............      2,181        57,617
Turkcell Iletisim Hizmet AS....      8,272        69,656
Turkiye Garanti Bankasi AS.....     18,451       140,900
Turkiye Is Bankasi.............     13,954        84,095
Ulker Gida Sanayi ve Ticaret
  AS...........................      8,061        35,936
Yapi ve Kredi Bankasi (a)......     12,885        41,060
                                             -----------
TOTAL TURKEY...................                  842,913
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $35,567,535)...........               43,104,085
                                             -----------
RIGHTS -- 0.0% (C)
MALAYSIA -- 0.0% (C)
Malaysian Airline System
  (expiring 10/31/07) (a)......      7,900         3,709
Malaysian Airline System Bhd
  (expiring 10/31/07) (a)......      7,900            --
                                             -----------
TOTAL RIGHTS --
  (Cost $0)....................                    3,709
                                             -----------
WARRANTS -- 0.0% (C)
CHINA -- 0.0% (C)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)....................      2,000         1,645
                                             -----------
SHORT TERM INVESTMENTS -- 1.2%
UNITED STATES -- 1.2%
MONEY MARKET FUND -- 1.2%
STIC Prime Portfolio
  (Cost $535,663)..............    535,663       535,663
                                             -----------
TOTAL INVESTMENTS -- 96.7%
  (Cost $36,103,198)...........               43,645,102
OTHER ASSETS AND
  LIABILITIES -- 3.3%..........                1,479,730
                                             -----------
NET ASSETS -- 100.0%...........              $45,124,832
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.9% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At September 30, 2007, Open Futures Contracts Purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     APPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Stock Index.......  10/30/2007       49      $1,722,338   $1,784,090      $61,752





See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.4%
BRAZIL -- 25.5%
Banco Bradesco SA ADR.........    196,249   $  5,763,833
Banco Itau Holding Financeira
  SA ADR......................    115,640      5,853,697
Companhia de Bebidas das
  Americas ADR................     41,418      3,028,898
Companhia Siderurgica Nacional
  SA ADR......................     32,177      2,269,122
Companhia Energetica de Minas
  Gerais ADR..................     52,048      1,110,184
Companhia Vale do Rio Doce
  ADR.........................    254,167      8,623,886
Empresa Brasileira de
  Aeronautica SA ADR..........     21,406        940,152
Gerdau SA ADR.................     62,618      1,641,844
Petroleo Brasileiro SA ADR....     99,099      7,481,975
Tele Norte Leste Participacoes
  SA ADR......................     22,133        497,107
Unibanco -- Uniao de Bancos
Brasileiros SA GDR............     21,649      2,847,926
                                            ------------
TOTAL BRAZIL..................                40,058,624
                                            ------------
CHINA -- 43.9%
Bank of China, Ltd. (a).......  6,524,000      3,501,906
Bank of Communications Co.,
  Ltd. (a)....................  1,040,000      1,257,052
China Construction Bank
  Corp. ......................  6,413,000      5,869,286
China Life Insurance Co.,
  Ltd. .......................  1,351,000      7,756,122
China Merchants Bank Co.,
  Ltd. .......................    442,000      1,942,976
China Merchants Holdings
International Co., Ltd. ......    208,000      1,295,875
China Mobile, Ltd. ...........  1,117,500     18,297,388
China Petroleum & Chemical
  Corp. ......................  2,964,000      3,689,429
China Shenhua Energy Co.,
  Ltd. .......................    572,000      3,445,850
China Telecom Corp., Ltd. ....  2,806,000      2,116,604
CNOOC, Ltd. ..................  3,223,000      5,426,534
Industrial & Commercial Bank
  of China....................  5,770,000      4,033,017
PetroChina Co., Ltd. .........  3,688,000      6,997,499
Ping An Insurance Group Co. of
China, Ltd. ..................    234,000      3,231,990
                                            ------------
TOTAL CHINA...................                68,861,528
                                            ------------
INDIA -- 6.2%
HDFC Bank, Ltd. ADR...........     10,293      1,102,689
ICICI Bank, Ltd. ADR..........     42,327      2,231,479
Infosys Technologies, Ltd.
  ADR.........................     80,527      3,896,702
Reliance Industries, Ltd. GDR
  (b).........................     13,802      1,580,329
Satyam Computer Services, Ltd.
  ADR.........................     31,553        816,907
                                            ------------
TOTAL INDIA...................                 9,628,106
                                            ------------
RUSSIA -- 23.8%
Gazprom OAO ADR...............    226,199      9,975,376
JSC MMC Norilsk Nickel ADR....     14,008      3,810,176
LUKOIL ADR....................    102,089      8,483,596
Mobile Telesystems OJSC ADR...     33,349      2,311,419
NovaTek OAO GDR...............     18,733        983,482
OAO Rosneft Oil Co. GDR.......    229,612      1,951,702
Surgutneftegaz ADR............     69,894      4,745,803
Tatneft GDR...................      8,604        946,440
Unified Energy System GDR.....     18,271      2,210,791
Vimpel-Communications ADR.....     72,861      1,970,161
                                            ------------
TOTAL RUSSIA..................                37,388,946
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $138,011,819).........               155,937,204
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $367,057).............    367,057   $    367,057
                                            ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $138,378,876).........               156,304,261
OTHER ASSETS AND
  LIABILITIES -- 0.4%.........                   617,224
                                            ------------
NET ASSETS -- 100.0%..........              $156,921,485
                                            ============




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 1.0% of net assets as of September 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 99.3%
CZECH REPUBLIC -- 4.8%
CEZ AS..........................    14,225   $   876,576
Komercni Banka AS...............     1,511       351,102
Telefonica O2 Czech Republic
  AS............................    10,488       296,286
Unipetrol (a)...................    10,069       159,520
Zentiva NV......................     2,994       182,948
                                             -----------
TOTAL CZECH REPUBLIC............               1,866,432
                                             -----------
HUNGARY -- 7.0%
Magyar Telekom NyRt.............    59,717       331,269
MOL Hungarian Oil and Gas NyRt..     5,531       892,288
OTP Bank NyRt...................    21,515     1,163,667
Richter Gedeon NyRt.............     1,572       334,622
                                             -----------
TOTAL HUNGARY...................               2,721,846
                                             -----------
POLAND -- 13.3%
Agora SA........................     9,383       181,617
Apator SA.......................     9,315        84,949
Asseco Poland SA................     3,570        99,879
Bank BPH SA.....................       702       241,032
Bank Pekao SA...................     5,665       524,745
Bank Zachodni WBK SA............     1,978       188,818
Bioton SA (a)...................   169,626        76,802
BRE Bank SA (a).................       782       150,773
Cersanit Krasnystaw SA (a)......     8,937       134,712
Debica SA.......................     3,138       117,807
Echo Investment SA (a)..........     2,780        93,354
Getin Holding SA (a)............    16,068        80,936
Globe Trade Centre SA (a).......    11,267       201,759
Impexmetal SA...................    16,856        59,147
ING Bank Slaski SA..............       533       183,006
KGHM Polska Miedz SA............     9,200       428,698
Netia SA (a)....................    46,511        67,564
Orbis SA........................     4,110       114,755
PBG SA (a)......................       918       124,693
Polimex Mostostal SA (a)........    37,100       142,081
Polski Koncern Naftowy Orlen
  (a)...........................    22,607       473,405
Powszechna Kasa Oszczednosci
  Bank Polski SA................    29,263       609,473
Telekomunikacja Polska SA.......    66,612       526,542
TVN SA..........................    17,092       140,587
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA................       276       104,137
                                             -----------
TOTAL POLAND....................               5,151,271
                                             -----------
RUSSIA -- 61.9%
Comstar United Telesystems GDR..    25,899       335,392
CTC Media, Inc. (a).............     5,038       110,634
Gazprom Neft OAO ADR (Class S)..    12,417       260,136
Gazprom OAO ADR.................   187,938     8,288,066
Golden Telecom, Inc. ...........     1,699       136,753
JSC MMC Norilsk Nickel ADR......     6,438     1,751,136
LUKOIL ADR......................    48,373     4,019,796
NovaTek OAO GDR.................     6,267       329,017
Polyus Gold Co. ADR.............     7,573       329,425
Rosneft Oil Co. OAO GDR.........   127,682     1,085,297
Rostelecom ADR..................     8,296       521,238
Sberbank GDR....................     4,990     2,317,016
Severstal GDR...................     1,309        27,751
Surgutneftegaz ADR..............    44,438     3,017,340
Unified Energy System GDR (a)...     9,416     1,139,336
VTB Bank OJSC (a)...............    47,515           219
VTB Bank OJSC GDR (a)(b)........    33,086       296,120
                                             -----------
TOTAL RUSSIA....................              23,964,672
                                             -----------
TURKEY -- 12.3%
Akbank TAS......................    74,669       567,122
Anadolu Efes Biracilik Ve Malt
  Sanayii AS....................    19,845       206,429
Arcelik.........................    17,178       138,978
Beko Elektronik (a).............    80,408       128,780
Dogan Sirketler Grubu Holdings
  AS............................    73,381       159,932
Dogan Yayin Holding AS (a)......    30,317       128,897
Enka Insaat ve Sanayi AS........    15,127       191,070
Eregli Demir ve Celik
  Fabrikalari TAS...............    33,741       314,764
Haci Omer Sabanci Holding AS....    44,662       285,751
KOC Holding AS..................    44,616       233,891
Migros Turk TAS.................    10,993       190,583
Tupras Turkiye Petrol
  Rafinerileri AS...............     9,678       255,672
Turk Hava Yollari (a)...........    20,712       160,730
Turkcell Iletisim Hizmet AS.....    46,477       391,369
Turkiye Garanti Bankasi AS......    89,311       682,017
Turkiye Is Bankasi..............    70,570       425,296
Vestel Elektronik Sanayi (a)....    46,066       127,021
Yapi ve Kredi Bankasi (a).......    59,042       188,146
                                             -----------
TOTAL TURKEY....................               4,776,448
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $34,550,522)............              38,480,669
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND- 0.1%
UNITED STATES -- 0.1%
STIC Prime Portfolio
  (Cost $22,069)................    22,069        22,069
                                             -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $34,572,591)............              38,502,738
OTHER ASSETS &
  LIABILITIES -- 0.6%...........                 238,424
                                             -----------
NET ASSETS -- 100.0%............             $38,741,162
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 0.8% of net assets as of September 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt



See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.5%
ARGENTINA -- 2.6%
Banco Macro SA ADR.............      2,496   $    73,407
Grupo Financiero Galicia SA ADR
  (a)..........................      6,802        53,872
Petrobras Energia
  Participaciones SA ADR.......     15,638       157,162
Telecom Argentina SA ADR (a)...      5,052       124,026
Tenaris SA ADR.................     11,719       616,654
                                             -----------
TOTAL ARGENTINA................                1,025,121
                                             -----------
BRAZIL -- 59.3%
AES Tiete SA Preference
  Shares.......................  2,648,692        91,841
Aracruz Celulose SA ADR........      3,920       288,473
B2W Companhia Global Do
  Varejo.......................      2,936       138,024
Banco Bradesco SA ADR..........     48,549     1,425,884
Banco do Brasil SA.............     16,010       268,777
Banco Itau Holding Financeira
  SA ADR.......................     29,086     1,472,333
Bradespar SA Preference
  Shares.......................      8,464       481,620
Brasil Telecom Participacoes SA
  ADR..........................      4,491       335,118
Braskem SA ADR.................      6,702       126,199
Centrais Eletricas Brasileiras
  SA ADR.......................     16,826       245,996
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR...................      4,993       151,388
Companhia de Bebidas das
  Americas ADR.................     10,305       753,605
Companhia de Concessoes
  Rodoviarias..................      9,461       189,734
Companhia Energetica de Minas
  Gerais ADR...................     15,984       340,939
Companhia Energetica de Sao
  Paulo Preference Shares (a)..      7,368       136,148
Companhia Paranaense de Energia
  Preference Shares............      7,349       117,025
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......      7,127       177,981
Companhia Siderurgica Nacional
  SA ADR.......................      8,626       608,306
Companhia Vale do Rio Doce
  ADR..........................    165,320     5,084,049
Cosan SA Industria e Comercio..      4,590        62,364
Cyrela Brazil Realty SA........     14,742       200,219
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes (a)............     11,768        14,902
Duratex SA Preference Shares...      5,483       163,000
Empresa Brasileira de
  Aeronautica SA...............     25,958       284,974
Gafisa SA......................      6,224       104,353
Gerdau SA ADR..................     19,789       518,868
Gol Linhas Aereas Inteligentes
  SA Preference Shares.........      3,513        84,847
Investimentos Itau SA..........     11,959       121,540
Investimentos Itau SA
  Preference Shares............    116,018       797,624
JBS SA (a).....................     15,687        69,909
Lojas Americanas SA Preference
  Shares.......................     20,604       203,800
Lojas Renner SA................     12,613       251,574
Metalurgica Gerdau SA
  Preference Shares............     10,469       352,760
Natura Cosmeticos SA...........     10,383       124,145
NET Servicos de Comunicacao SA
  Preference Shares (a)........      6,264       102,335
Perdigao SA ADR................      4,270       187,496
Petroleo Brasileiro SA ADR.....     62,829     4,344,497
Sadia SA Preference Shares.....     35,935       198,814
Souza Cruz SA..................      6,775       175,266
Tam SA ADR.....................      4,305       117,957
Tele Norte Leste Participacoes
  SA ADR.......................     17,800       399,788
Tim Participacoes SA ADR.......      4,395       178,261
Tractebel Energia SA ADR.......      1,504        92,165
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........      5,875       772,856
Usinas Siderurgicas de Minas
  Gerais SA ADR................      6,295       437,943
Vivo Participacoes SA
  Preference Shares............     33,068       159,589
Votorantim Celulose e Papel SA
  ADR..........................     11,604       332,106
                                             -----------
TOTAL BRAZIL...................               23,287,392
                                             -----------
CHILE -- 8.8%
Almendral SA...................    841,956        96,341
Antarchile SA..................     13,410       272,790
Banco de Credito e
  Inversiones..................      9,280       290,425
CAP SA.........................      6,725       189,418
Centros Comerciales
  Sudamericanos SA ADR (b).....      5,113       301,514
Companhia de Telecomunicaciones
  de Chile SA ADR..............     24,455       201,265
Companhia General de
  Electricidad.................     34,557       280,512
Empresa Nacional de
  Electricidad SA ADR..........      6,531       280,506
Empresas CMPC SA...............      9,827       351,754
Empresas COPEC SA..............     25,381       407,089
Enersis SA ADR.................     13,553       240,430
Lan Airlines SA ADR............      9,170       147,179
SACI Falabella.................     76,420       378,176
                                             -----------
TOTAL CHILE....................                3,437,399
                                             -----------
COLOMBIA -- 1.3%
BanColombia SA ADR.............     14,655       507,796
                                             -----------
MEXICO -- 23.6%
Alfa SAB de CV.................     24,761       167,343
America Movil SAB de CV........    952,533     3,048,900
Cemex SAB de CV (a)............    370,861     1,107,701
Corp GEO SAB de CV (a).........     32,926       144,506
Desarrolladora Homex SAB de CV
  (a)..........................     16,220       150,264
Empresas ICA SAB de CV (a).....     29,522       178,056
Fomento Economico Mexicano SAB
  de CV........................    122,369       455,919
Grupo Aeroportuario del Sureste
  SAB de CV....................     35,767       177,549
Grupo Bimbo SAB de CV..........     39,848       222,296
Grupo Carso SA de CV...........     39,391       150,220
Grupo Financiero Banorte SAB de
  CV...........................     86,757       343,548
Grupo Iusacell SA de CV (a)....      1,480        14,888
Grupo Mexico SAB de CV.........     72,843       522,941
Grupo Modelo SAB de CV.........     71,892       345,171
Grupo Televisa SA ADR..........      1,800        43,506
Grupo Televisa SA de CV........     77,921       374,475
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)....................     95,810       146,151
Kimberly-Clark de Mexico SAB de
  CV...........................     54,328       244,894
Telefonos de Mexico SA de CV...    374,387       613,898
TV Azteca SA de CV.............    177,109        97,344
Urbi Desarrollos Urbanos SA de
  CV (a).......................     41,010       147,393
Wal-Mart de Mexico SAB de CV...    153,213       561,869
                                             -----------
TOTAL MEXICO...................                9,258,832
                                             -----------
PERU -- 3.9%
Companhia de Minas Buenaventura
  SA...........................      6,424       316,258
Companhia Minera Milpo SAA.....     29,124        96,687
Credicorp, Ltd. ...............      5,227       353,868

See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Minsur SA......................     45,681   $   153,133
Southern Copper Corp. .........      3,338       413,345
Volcan Cia Minera SA...........     42,252       189,535
                                             -----------
TOTAL PERU.....................                1,522,826
                                             -----------
TOTAL COMMON STOCKS --  (Cost
  $30,102,505).................               39,039,366
                                             -----------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $272,335)..............    272,335       272,335
                                             -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $30,374,840)...........               39,311,701
OTHER ASSETS AND
  LIABILITIES -- (0.2)%........                  (67,858)
                                             -----------
NET ASSETS -- 100.0%...........              $39,243,843
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 0.8% of net assets as of September 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt





See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 97.8%
EGYPT -- 6.7%
Commercial International Bank...    18,648   $   256,950
Eastern Tobacco.................     2,198       157,351
Egypt Kuwait Holding Co. .......    21,342        45,458
Egyptian Financial Group-Hermes
  Holding.......................    17,306       140,616
El Watany Bank of Egypt.........    12,622       169,423
Orascom Construction
  Industries....................     4,534       380,191
Orascom Hotels & Development
  (a)...........................     5,694        66,749
Orascom Telecom Holding SAE
  GDR...........................     5,906       386,252
Sidi Kerir Petrochemicals Co. ..    19,396        60,332
Suez Cement.....................     6,858        73,643
Telecom Egypt...................    31,108        94,702
                                             -----------
TOTAL EGYPT.....................               1,831,667
                                             -----------
ISRAEL -- 20.2%
Alvarion, Ltd. (a)..............     6,960       101,059
Bank Hapoalim BM................    77,776       396,866
Bank Leumi Le-Israel BM.........    76,168       333,300
Bezeq Israeli Telecommunication
  Corp., Ltd....................    83,492       142,773
Check Point Software
  Technologies (a)..............    10,490       264,138
Delek Automotive Systems,
  Ltd. .........................    14,956       183,158
Delek Group, Ltd. ..............       614       146,168
ECI Telecom, Ltd. (a)...........     6,232        62,071
Elbit Systems, Ltd. ............     5,704       266,778
Gazit Globe, Ltd. ..............     8,704       102,043
Israel Chemicals, Ltd. .........    37,852       346,910
Israel Discount Bank, Ltd. .....    54,964       124,498
Makhteshim-Agan Industries, Ltd.
  (a)...........................    25,596       226,621
Mizrahi Tefahot Bank, Ltd. .....    20,550       153,198
NICE Systems, Ltd. (a)..........     4,048       146,806
RADVision, Ltd. (a).............     2,796        49,098
Saifun Semiconductors, Ltd.
  (a)...........................     6,042        60,178
Syneron Medical, Ltd. (a).......     2,074        49,029
Teva Pharmaceutical Industries,
  Ltd. .........................    50,416     2,236,249
The Israel Corp., Ltd. .........       196       158,020
                                             -----------
TOTAL ISRAEL....................               5,548,961
                                             -----------
JORDAN -- 2.5%
Arab Bank PLC...................    17,570       520,776
Jordanian Electric Power Co.
  (a)...........................    32,490       126,108
United Arab Investors...........    12,672        45,251
                                             -----------
TOTAL JORDAN....................                 692,135
                                             -----------
MOROCCO -- 6.4%
Attijariwafa Bank...............     1,038       420,533
Banque Centrale Populaire.......       358       111,066
Banque Marocaine du Commerce et
  de l'Industrie SA.............       934       145,646
Banque Marocaine du Commerce
  Exterieur.....................     1,494       563,720
Banque Marcoaine pour le
  Commerce et l'Industrie (a)...        16         2,495
Ciments du Maroc................       406       154,317
Douja Promotion Groupe Addoha
  SA............................       298       126,582
ONA SA..........................     1,120       230,613
                                             -----------
TOTAL MOROCCO...................               1,754,972
                                             -----------
SOUTH AFRICA -- 62.0%
ABSA Group, Ltd. ...............    20,326       368,398
African Bank Investments,
  Ltd. .........................    40,708       184,807
African Rainbow Minerals,
  Ltd. .........................     8,316       158,561
Allan Gray Property Trust.......   148,764       145,599
Anglo Platinum, Ltd. ...........     3,604       544,826
AngloGold Ashanti, Ltd. ........     9,280       438,922
Aquarius Platinum, Ltd. ........     6,350       222,519
Aspen Pharmacare Holdings,
  Ltd. .........................    35,000       170,058
Aveng, Ltd. ....................    21,802       173,866
Barloworld, Ltd. ...............    11,518       216,440
Bidvest Group, Ltd. ............    18,998       373,197
FirstRand, Ltd. ................   318,832     1,021,668
Foschini, Ltd. .................    15,628       117,832
Gold Fields, Ltd. ..............    38,594       694,740
Grindrod, Ltd. .................    42,140       157,519
Growthpoint Properties, Ltd. ...    83,306       195,559
Harmony Gold Mining Co., Ltd.
  (a)...........................    20,666       244,483
Hyprop Investments, Ltd. .......    20,146       135,831
Impala Platinum Holdings,
  Ltd. .........................    34,320     1,194,302
Imperial Holdings, Ltd. ........     9,422       176,233
Investec, Ltd. .................    13,490       144,724
JD Group, Ltd. .................     9,832        82,970
Johnnic Communications, Ltd. ...    10,294       134,333
Kumba Iron Ore, Ltd. ...........     5,208       170,661
Massmart Holdings, Ltd. ........    15,732       190,196
Metorex, Ltd. (a)...............    29,888       120,258
Mittal Steel South Africa,
  Ltd. .........................    11,596       230,432
MTN Group, Ltd. ................    95,750     1,450,810
Murray & Roberts Holdings,
  Ltd. .........................    21,496       280,078
Mvelaphanda Resources, Ltd.
  (a)...........................    10,870        85,094
Naspers, Ltd. ..................    21,218       587,677
Nedbank Group, Ltd. ............    29,179       528,897
Network Healthcare Holdings,
  Ltd. .........................   108,816       188,230
Pick'n Pay Stores, Ltd. ........    28,148       145,296
Pretoria Portland Cement Co.,
  Ltd. .........................    21,371       148,118
PSG Group, Ltd. ................    18,102        68,636
Remgro, Ltd. ...................    28,362       719,665
Reunert, Ltd. ..................    14,864       144,400
RMB Holdings, Ltd. .............    54,872       265,499
Sanlam, Ltd. ...................   124,806       403,006
Sappi, Ltd. ....................    15,540       235,463
Sasol, Ltd. ....................    26,370     1,131,768
Shoprite Holdings, Ltd. ........    38,754       202,290
Standard Bank Group, Ltd. ......    65,110       938,970
Steinhoff International
  Holdings, Ltd. ...............    76,118       215,217
Sun International, Ltd. ........     5,994       128,193
Super Group, Ltd. ..............    55,808       104,790
Telkom SA, Ltd. ................    14,336       360,648
Tiger Brands, Ltd. .............    12,524       330,227
Truworths International, Ltd. ..    36,472       167,163
Woolworths Holdings, Ltd. ......    64,966       170,498
                                             -----------
TOTAL SOUTH AFRICA..............              17,009,567
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $24,776,322)............              26,837,302
                                             -----------

See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio
  (Cost $101)...................       101   $       101
                                             -----------
TOTAL INVESTMENTS -- 97.8%
  (Cost $24,776,423)............              26,837,403
OTHER ASSETS AND
  LIABILITIES -- 2.2%...........                 614,354
                                             -----------
NET ASSETS -- 100.0%............             $27,451,757
                                             ===========




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.
GDR = Global Depositary Receipt






See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.6%
AUSTRALIA -- 6.3%
Abacus Property Group...........   12,458   $    21,167
Alesco Corp, Ltd. ..............    1,481        17,012
Alumina, Ltd. ..................    1,870        11,816
AMP, Ltd. ......................    1,710        15,950
Ansell, Ltd. ...................    1,206        13,341
APA Group.......................    4,982        16,489
Aristocrat Leisure, Ltd. .......      714         8,783
Asciano Group (a)...............      694         5,509
Australia & New Zealand Banking
  Group, Ltd. ..................      856        22,498
Babcock & Brown, Ltd. ..........      392         9,529
BHP Billiton, Ltd. .............    2,470        97,379
Billabong International, Ltd. ..      770        10,207
BlueScope Steel, Ltd. ..........    1,030         9,799
Brambles, Ltd. .................    1,426        18,626
Bunnings Warehouse Property
  Trust.........................   13,840        28,537
Carindale Property Trust........    9,598        41,365
Coles Group, Ltd. ..............    1,090        14,855
Commonwealth Bank of Australia..      672        33,534
Computershare, Ltd. ............      838         6,889
ConnectEast Group...............   10,266        14,899
CSL, Ltd. ......................      186        17,662
CSR, Ltd. ......................    3,466         9,539
DUET Group......................    8,703        26,032
Envestra, Ltd. .................   33,939        32,137
GWA International, Ltd. ........    3,798        13,142
Harvey Norman Holdings, Ltd. ...    2,844        15,000
Hills Industries, Ltd. .........    2,922        15,127
Insurance Australia Group,
  Ltd. .........................    2,090         9,710
Lend Lease Corp., Ltd. .........      696        11,641
Macquarie Airports..............    2,100         8,084
Macquarie Bank, Ltd. ...........      249        18,598
Mirvac Real Estate Investment
  Trust.........................   21,106        26,896
National Australia Bank, Ltd. ..      864        30,362
Newcrest Mining, Ltd. ..........      518        12,835
Perpetual, Ltd. ................      176        11,381
Rio Tinto, Ltd. ................      235        22,506
Sonic Healthcare, Ltd. .........      902        12,452
Suncorp-Metway, Ltd. ...........      944        16,958
Tattersall's, Ltd. .............    1,962         6,893
Thakral Holdings Group..........   24,914        23,591
Toll Holdings, Ltd. ............      694         8,052
Westpac Banking Corp. ..........      903        22,775
Woodside Petroleum, Ltd. .......      528        23,437
Woolworths, Ltd. ...............      848        22,295
WorleyParsons, Ltd. ............      334        12,535
Zinifex, Ltd. ..................      624         9,785
                                            -----------
TOTAL AUSTRALIA.................                857,609
                                            -----------
AUSTRIA -- 0.3%
Erste Bank der Oesterreichischen
  Sparkassen AG.................      186        14,139
OMV AG..........................      230        15,318
voestalpine AG..................      138        11,893
                                            -----------
TOTAL AUSTRIA...................                 41,350
                                            -----------
BELGIUM -- 1.0%
Bekaert NV......................       74         9,894
Delhaize Group..................      112        10,704
Dexia...........................      608        18,366
Fortis..........................      888        26,078
Gimv NV.........................      164        11,197
InBev NV........................      174        15,728
KBC Groep NV....................      160        21,953
UCB SA..........................      152         8,945
Umicore.........................       56        13,348
                                            -----------
TOTAL BELGIUM...................                136,213
                                            -----------
CANADA -- 7.0%
AGF Management., Ltd. ..........      314        10,554
Agrium, Inc. ...................      220        11,995
Alcan, Inc. ....................      316        31,556
Bank of Montreal................      306        20,016
Bank of Nova Scotia.............      540        28,394
Barrick Gold Corp. .............      828        33,288
Bombardier, Inc. (a)............    1,654         9,837
Brookfield Asset Management,
  Inc. (Class A)................      423        16,240
CAE, Inc. ......................      502         6,764
Cameco Corp. ...................      350        16,160
Canadian Imperial Bank of
  Commerce......................      234        23,398
Canadian National Railway Co. ..      436        24,904
Canadian Natural Resources,
  Ltd. .........................      442        33,609
Canadian Oil Sands Trust........      404        13,417
Canadian Pacific Railway,
  Ltd. .........................      208        14,652
Canadian Western Bank...........      498        14,283
CGI Group, Inc. (a).............    1,026        11,760
Cognos, Inc. (a)................      214         8,851
Crescent Point Energy Trust.....      634        13,296
EnCana Corp. ...................      590        36,515
Fairfax Financial Holdings,
  Ltd. .........................       26         6,346
First Quantum Minerals, Ltd. ...       98         9,625
Gildan Activewear, Inc. (a).....      284        11,258
Goldcorp, Inc. .................      662        20,252
Husky Energy, Inc. .............      348        14,516
Imperial Oil, Ltd. .............      350        17,361
International Royalty Corp......    1,328         9,155
Kinross Gold Corp. (a)..........      626         9,361
Magna International, Inc. (Class
  A)............................      160        15,449
Manulife Financial Corp. .......    1,012        41,765
MDS, Inc. ......................      528        11,419
Nexen, Inc. ....................      540        16,515
Nortel Networks, Corp. (a)......      362         6,142
OPTI Canada, Inc. (a)...........      504         9,444
Petro-Canada....................      474        27,223
Potash Corp of Saskatchewan.....      264        27,909
Research In Motion, Ltd. (a)....      366        36,003
Rogers Communications, Inc. ....      440        20,050
Royal Bank of Canada............      770        42,750
Russel Metals, Inc. ............      402        12,440
Shaw Communications, Inc. ......      476        11,832
Sherritt International Corp. ...      548         8,779
Sun Life Financial, Inc. .......      398        20,907
Suncor Energy, Inc. ............      374        35,552
Talisman Energy, Inc. ..........    1,000        19,654
Teck Cominco, Ltd. (Class B)....      463        22,002
TELUS Corp. (Non-Voting)........      194        10,933
Toronto-Dominion Bank...........      504        38,699
TransCanada Corp. ..............      492        18,057

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
TSX Group, Inc. ................      240   $    11,593
Western Oil Sands, Inc. (Class
  A) (a)........................      326        12,775
                                            -----------
TOTAL CANADA....................                955,255
                                            -----------
CHINA -- 2.1%
Bank of East Asia, Ltd. ........    2,022        11,387
Chong Hing Bank, Ltd. ..........    4,000         8,743
Dah Sing Banking Group, Ltd. ...    4,800        10,603
Dah Sing Financial Holdings,
  Ltd. .........................      800         6,168
Esprit Holdings, Ltd. ..........    1,200        19,077
Foxconn International Holdings,
  Ltd. (a)......................    2,000         5,484
Giordano International, Ltd. ...   24,000        11,585
Hang Lung Group, Ltd. ..........    4,000        22,887
Hang Lung Properties, Ltd. .....    4,000        17,918
Hong Kong Exchanges and
  Clearing, Ltd. ...............    1,000        30,636
Hong Kong Land Holdings, Ltd. ..    2,000         9,040
Hopewell Holdings...............    2,000         9,551
Hysan Development Co., Ltd. ....    4,075        11,304
Li & Fung, Ltd. ................    4,000        17,043
New World Development Co.,
  Ltd. .........................    4,000        11,122
Pacific Basin Shipping, Ltd. ...    8,000        16,621
Sino Land Co., Ltd. ............    4,000         9,958
Swire Pacific, Ltd. ............    1,000        12,138
The Link REIT...................    4,081         8,951
Transport International
  Holdings, Ltd. ...............    2,400        13,608
Wheelock & Co., Ltd. ...........    6,000        16,335
Wing Hang Bank, Ltd. ...........    1,000        11,508
                                            -----------
TOTAL CHINA.....................                291,667
                                            -----------
DENMARK -- 0.9%
A P Moller - Maersk A/S.........        2        27,398
Bang & Olufsen A/S (Class B)....       78         8,780
DSV A/S.........................      540        12,698
FLSmidth & Co. A/S..............       98        10,396
Forstaedernes Bank A/S..........      252        10,770
GN Store Nord A/S (a)...........      584         5,905
Novo-Nordisk A/S (Class B)......      208        25,041
SimCorp A/S.....................       38         8,533
Vestas Wind Systems A/S (a).....      172        13,553
                                            -----------
TOTAL DENMARK...................                123,074
                                            -----------
FINLAND -- 2.2%
Amer Sports Oyj (Class A).......      540        12,479
Elisa Oyj.......................      324        10,045
Fortum Oyj......................      432        15,814
Kemira Oyj......................      442        10,296
Kesko Oyj (Class B).............      200        13,252
Kone Oyj (Class B)..............      212        15,422
Konecranes Oyj..................      278        11,153
Lassila & Tikanoja Oyj..........      432        13,903
Metso Oyj.......................      208        14,288
Neste Oil Oyj...................      344        12,558
Nokia Oyj.......................    1,646        62,407
OKO Bank plc....................      632        13,033
Rautaruukki Oyj.................      172        10,393
Sampo Oyj (Class A).............      414        12,606
SanomaWSOY Oyj..................      416        12,903
Stockmann Oyj Abp...............      276        13,279
Stora Enso Oyj..................      696        13,521
UPM-Kymmene Oyj.................      512        12,349
Uponor Oyj......................      256         7,926
Wartsila Oyj (Class B)..........      148        10,113
YIT Oyj.........................      306         9,069
                                            -----------
TOTAL FINLAND...................                306,809
                                            -----------
FRANCE -- 8.2%
Accor SA........................      190        16,823
Air France-KLM..................      192         7,037
Air Liquide SA..................      152        20,289
Alcatel-Lucent..................    1,782        18,247
Alstom..........................       84        17,031
AXA.............................    1,238        55,248
BNP Paribas SA..................      508        55,441
Bourbon SA......................      160        10,417
Bouygues SA.....................      222        19,098
CA Ile de France CCI............       80        10,376
Cap Gemini SA...................      148         9,097
Carrefour SA....................      454        31,721
Casino Guichard-Perrachon SA....       94         9,831
Compagnie de Saint-Gobain.......      272        28,312
Compagnie Generale de
  Geophysique-Veritas (a).......       38        12,384
Compagnie Generale des
  Etablissements Michelin.......      134        17,967
Credit Agricole SA..............      436        16,773
Electricite de France...........      160        16,872
Essilor International SA........      248        15,518
France Telecom SA...............    1,276        42,626
Groupe Danone...................      332        26,063
Guyenne et Gascogne SA..........       96        16,793
Hermes International............       76         8,530
L'Oreal SA......................      172        22,504
Lafarge SA......................      126        19,469
Lagardere SCA...................      204        17,317
LVMH Moet Hennessy Louis Vuitton
  SA............................      146        17,456
Nexans SA.......................       58         9,515
Pernod - Ricard SA..............       90        19,587
PPR.............................       74        13,885
PSA Peugeot Citroen.............      170        13,993
Publicis Groupe.................      234         9,597
Renault SA......................      154        22,256
Rhodia SA (a)...................    1,816         5,449
Sanofi-Aventis..................      662        55,904
Schneider Electric SA...........      184        23,184
Societe Generale................      244        40,835
Sodexho Alliance SA.............      136         9,380
Suez SA.........................      932        54,741
Technip SA......................      154        13,732
Thomson.........................      470         7,139
Total SA........................    1,637       132,746
Unibail-Rodamco.................       42        10,781
Valeo SA........................      164         9,101
Vallourec SA....................       42        12,066
Veolia Environnement............      310        26,624
Vinci SA........................      352        27,428
Vivendi Universal SA............      884        37,213
                                            -----------
TOTAL FRANCE....................              1,114,396
                                            -----------
GERMANY -- 6.9%
Adidas AG.......................      228        14,915
Allianz SE......................      324        75,498
BASF AG.........................      302        41,660

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Bayer AG........................      564   $    44,773
Bayerische Motoren Werke AG.....      258        16,596
Bilfinger Berger AG.............       86         6,704
Commerzbank AG..................      532        21,479
Continental AG..................      134        18,481
DaimlerChrysler AG..............      714        71,729
Deutsche Bank AG................      364        46,786
Deutsche Boerse AG..............      172        23,360
Deutsche Post AG................      622        18,045
Deutsche Telekom AG.............    2,176        42,644
E.ON AG.........................      492        90,723
Fresenius Medical Care AG & Co.
  KGaA..........................      204        10,813
GEA Group AG (a)................      308        10,806
Hochtief AG.....................       74         8,953
Hypo Real Estate Holding AG.....      180        10,209
Infineon Technologies AG (a)....      714        12,276
IVG Immobilien AG...............      172         6,394
Lanxess AG......................      176         8,330
Linde AG........................      106        13,129
MAN AG..........................      104        15,094
Merck KGaA......................       78         9,384
Muenchener Rueckversicherungs-
  Gesellschaft AG...............      176        33,733
Rheinmetall AG..................       90         7,130
RWE AG..........................      364        45,658
Salzgitter AG...................       54        10,578
SAP AG..........................      696        40,632
Siemens AG......................      658        90,227
ThyssenKrupp AG.................      306        19,435
TUI AG (a)......................      382        10,235
Volkswagen AG...................      166        37,418
Wincor Nixdorf AG...............      132        10,888
                                            -----------
TOTAL GERMANY...................                944,715
                                            -----------
GREECE -- 0.5%
Hellenic Telecommunications
  Organization SA ADR...........    1,356        25,479
National Bank of Greece SA ADR..    3,624        46,786
                                            -----------
TOTAL GREECE....................                 72,265
                                            -----------
IRELAND -- 0.9%
Anglo Irish Bank Corp PLC.......      720        13,578
Bank of Ireland.................      718        13,274
C&C Group PLC...................      595         4,908
CRH PLC.........................      436        17,269
DCC PLC.........................      314         9,244
Depfa Bank PLC..................      468         9,664
Elan Corp. PLC (a)..............      366         7,672
Grafton Group PLC (a)...........      728         8,131
Independent News & Media PLC....    2,192         8,136
Kingspan Group PLC..............      310         6,789
Ryanair Holdings PLC ADR (a)....      209         8,676
United Drug PLC.................    2,373        11,069
                                            -----------
TOTAL IRELAND...................                118,410
                                            -----------
ITALY -- 3.6%
Assicurazioni Generali SpA......      807        35,417
Atlantia SpA....................      410        13,813
Banca Italease SpA..............      166         3,093
Banca Piccolo Credito
  Valtellinese Scarl............      888        12,604
Banca Popolare dell'Etruria e
  del Lazio Scrl................      662        11,467
Banca Popolare di Milano Scarl..      786        11,581
Banco Popolare Scarl (a)........      816        18,231
Capitalia SpA...................    1,536        14,636
Davide Campari-Milano SpA.......    1,104        11,304
Enel SpA........................    2,546        28,749
Eni SpA.........................    1,616        59,730
Fiat SpA........................      692        20,873
Finmeccanica SpA................      388        11,273
Fondiaria -Sai SpA..............      194         9,085
IFIL Investments SpA............      836         8,988
Intesa Sanpaolo SpA.............    7,234        55,709
Parmalat SpA....................    2,336         8,272
Pirelli & C. SpA (a)............    7,522         9,039
Saipem SpA......................      436        18,552
Seat Pagine Gialle SpA..........   17,048         9,480
Societa Cattolica di
  Assicurazioni Scrl............      212        13,311
Telecom Italia SpA..............    9,710        29,448
UniCredito Italiano SpA.........    6,776        57,819
Unione di Banche Italiane Scpa..      676        18,122
                                            -----------
TOTAL ITALY.....................                490,596
                                            -----------
JAPAN -- 17.5%
Advantest Corp. ................      200         6,225
Aeon Co., Ltd. .................      800        11,289
Aoyama Trading Co., Ltd. .......      400        10,155
Asahi Breweries, Ltd. ..........      600         9,129
Asahi Kasei Corp. ..............    2,000        16,137
Astellas Pharma, Inc. ..........      400        19,163
Bridgestone Corp. ..............      600        13,250
Canon, Inc. ....................      800        43,612
Casio Computer Co., Ltd. .......      500         7,156
Central Japan Railway Co. ......        2        21,215
Chubu Electric Power Co.,
  Inc. .........................      600        15,520
Chugai Pharmaceutical Co.,
  Ltd. .........................      400         6,597
Cosmo Oil Co., Ltd. ............    2,000         9,529
Credit Saison Co., Ltd. ........      400        10,294
CSK Holdings Corp. .............      400        15,615
Daiichi Sankyo Co., Ltd. .......      600        17,998
Daikin Industries, Ltd. ........      400        19,232
Daito Trust Construction Co.,
  Ltd. .........................      200         9,634
Daiwa Securities Group, Inc. ...    2,000        19,024
Denso Corp. ....................      400        15,059
Dentsu, Inc. ...................        4        11,338
East Japan Railway Co. .........        2        15,754
Eisai Co., Ltd. ................      200         9,442
Fanuc, Ltd. ....................      200        20,363
FUJIFILM Holdings Corp. ........      400        18,467
Fujitsu, Ltd. ..................    3,000        21,180
Fukuoka Financial Group, Inc. ..    2,000        11,703
Hankyu Hanshin Holdings, Inc. ..    2,000        10,207
Hitachi, Ltd. ..................    2,000        13,303
Honda Motor Co., Ltd. ..........    1,000        33,561
Hoya Corp. .....................      400        13,633
Ibiden Co., Ltd. ...............      200        16,815
Isetan Co., Ltd. ...............      900        12,121
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........    4,000        12,555
Isuzu Motors, Ltd. .............    2,000        11,442
Itochu Corp. ...................    2,000        24,258
Japan Digital Laboratory Co.,
  Ltd. .........................      800        11,442

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Japan Tobacco, Inc. ............        2   $    10,972
JFE Holdings, Inc. .............      400        28,309
JSR Corp. ......................      400         9,790
Kajima Corp. ...................    3,000        10,303
Kawasaki Heavy Industries,
  Ltd. .........................    3,000        11,738
KDDI Corp. .....................        2        14,815
Kintetsu Corp. .................    4,000        12,416
Kiyo Holdings, Inc. ............    6,000         8,712
Kobe Steel, Ltd. ...............    2,000         7,460
Komatsu, Ltd. ..................      800        26,849
Konica Minolta Holdings, Inc. ..    1,000        16,928
Kubota Corp. ...................    2,000        16,450
Kurita Water Industries, Ltd. ..      400        13,563
Kyocera Corp. ..................      200        18,728
Leopalace21 Corp. ..............      400        13,111
Marubeni Corp. .................    2,000        18,328
Matsushita Electric Industrial
  Co., Ltd. ....................    2,000        37,473
Mediceo Paltac Holdings Co.,
  Ltd. .........................      400         6,107
Millea Holdings, Inc. ..........      600        24,101
MISUMI Group, Inc. .............      800        13,563
Mitsubishi Chemical Holdings
  Corp. ........................    1,000         8,695
Mitsubishi Corp. ...............    1,000        31,648
Mitsubishi Electric Corp. ......    2,000        25,040
Mitsubishi Heavy Industries,
  Ltd. .........................    2,000        13,059
Mitsubishi Materials Corp. .....    2,000        12,416
Mitsubishi Motors Corp. (a).....    7,000        10,651
Mitsubishi UFJ Financial Group,
  Inc. .........................    9,000        79,033
Mitsui & Co., Ltd. .............    2,000        48,515
Mitsui Chemicals, Inc. .........    2,000        19,841
Mitsui OSK Lines, Ltd. .........    2,000        32,361
Mitsui Sumitomo Insurance Co.,
  Ltd. .........................    2,000        23,458
Mitsui Trust Holdings, Inc. ....    2,000        15,581
Mizuho Financial Group, Inc. ...        8        45,559
Murata Manufacturing Co.,
  Ltd. .........................      200        14,398
NEC Corp. ......................    3,000        14,555
Nidec Corp. ....................      200        13,963
Nikko Cordial Corp. ............    1,000        12,546
Nippon Mining Holdings, Inc. ...    1,000        10,033
Nippon Oil Corp. ...............    2,000        18,554
Nippon Steel Corp. .............    4,000        28,761
Nippon Telegraph & Telephone
  Corp. ........................        2         9,338
Nippon Yusen KK.................    2,000        19,511
Nissan Motor Co., Ltd. .........    1,600        16,012
Nitto Denko Corp. ..............      200         9,286
Nomura Holdings, Inc. ..........    1,400        23,444
NTT Data Corp. .................        3        13,355
NTT DoCoMo, Inc. ...............       12        17,111
Obayashi Corp. .................    2,000         9,251
ORIX Corp. .....................       80        18,224
Pioneer Corp. ..................      800         9,800
Resona Holdings, Inc. ..........        6        10,277
Rohm Co., Ltd. .................      200        17,650
Secom Co., Ltd. ................      200         9,616
Seven & I Holdings Co., Ltd. ...      600        15,415
Shimizu Corp. ..................    2,000        10,868
Shin-Etsu Chemical Co., Ltd. ...      200        13,807
Softbank Corp. .................      700        12,903
Sony Corp. .....................      800        38,743
Stanley Electric Co., Ltd. .....      400         9,634
Sumitomo Chemical Co., Ltd. ....    2,000        17,128
Sumitomo Corp. .................    1,000        19,302
Sumitomo Electric Industries,
  Ltd. .........................      800        12,729
Sumitomo Metal Industries,
  Ltd. .........................    4,000        23,301
Sumitomo Mitsui Financial Group,
  Inc. .........................        6        46,690
T&D Holdings, Inc. .............      200        12,294
Taisei Corp. ...................    3,000         8,686
Takeda Pharmaceutical Co.,
  Ltd. .........................      600        42,151
TDK Corp. ......................      200        17,528
Teijin, Ltd. ...................    2,000         9,755
Terumo Corp. ...................      200        10,086
The Akita Bank, Ltd. ...........    2,000         8,729
The Aomori Bank, Ltd. ..........    4,000        14,781
The Awa Bank, Ltd. .............    2,000         9,860
The Bank of Iwate, Ltd. ........      200        11,825
The Bank of Okinawa, Ltd. ......      200         6,521
The Bank of Yokohama, Ltd. .....    2,000        13,790
The Chiba Bank, Ltd. ...........    2,000        15,441
The Daisan Bank, Ltd. ..........    6,000        19,458
The Daishi Bank, Ltd. ..........    2,000         8,051
The Eighteenth Bank, Ltd. ......    2,000         8,016
The Furukawa Electric Co.,
  Ltd. .........................    2,000         9,773
The Higo Bank, Ltd. ............    2,000        13,320
The Hokkoku Bank, Ltd. .........    2,000         8,834
The Hyakugo Bank, Ltd. .........    2,000        11,546
The Musashino Bank, Ltd. .......      200         9,477
The Nanto Bank, Ltd. ...........    2,000         9,494
The Ogaki Kyoritsu Bank, Ltd. ..    2,000        10,920
The San-In Godo Bank, Ltd. .....    2,000        15,824
The Shiga Bank, Ltd. ...........    2,000        13,755
The Shikoku Bank, Ltd. .........    4,000        15,546
The Sumitomo Trust & Banking
  Co., Ltd. ....................    2,000        15,111
The Toho Bank, Ltd. ............    4,000        14,885
The Tokyo Electric Power Co.,
  Inc. .........................      800        20,171
The Yamagata Bank, Ltd. ........    2,000        10,851
The Yamanashi Chuo Bank, Ltd. ..    2,000        11,216
Tokyo Electron, Ltd. ...........      200        12,659
Tokyo Gas Co., Ltd. ............    2,000         9,303
Tokyu Corp. ....................    2,000        13,042
Toray Industries, Inc. .........    2,000        15,859
Toshiba Corp. ..................    2,000        18,658
Toyota Motor Corp. .............    2,000       117,898
USS Co., Ltd. ..................      160        10,503
Yamada Denki Co., Ltd. .........      160        15,817
                                            -----------
TOTAL JAPAN.....................              2,386,629
                                            -----------
LUXEMBOURG -- 0.4%
ArcelorMittal...................      560        44,113
SES.............................      488        11,382
                                            -----------
TOTAL LUXEMBOURG................                 55,495
                                            -----------
NETHERLANDS -- 5.1%
ABN AMRO Holding NV.............    1,381        72,569
Aegon NV........................    1,032        19,711
Akzo Nobel NV...................      248        20,386
ASML Holding NV (a).............      454        15,011
European Aeronautic Defence and
  Space Co. NV..................      402        12,326
Fugro NV........................      163        13,197
Heineken NV.....................      248        16,231
ING Groep NV....................    1,627        72,030
Koninklijke (Royal) Philips
  Electronics NV................      854        38,439

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Koninklijke Ahold NV (a)........    1,115   $    16,808
Koninklijke DSM NV..............      245        13,188
Randstad Holding NV.............      108         5,823
Reed Elsevier NV................      982        18,602
Royal Dutch Shell PLC (Class
  A)............................    2,852       117,198
Royal Dutch Shell PLC (Class
  B)............................    1,963        80,466
Royal KPN NV....................    1,404        24,300
Royal Numico NV.................      180        13,926
SBM Offshore NV.................      273        10,704
STMicroelectronics NV...........      686        11,502
TNT NV..........................      388        16,223
Unilever NV.....................    1,158        35,654
Unilever PLC....................      930        29,274
Vedior NV.......................      318         6,978
Wolters Kluwer NV...............      404        11,962
                                            -----------
TOTAL NETHERLANDS...............                692,508
                                            -----------
NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust.........................   14,788        13,185
                                            -----------
NORWAY -- 0.9%
DnB NOR ASA.....................      796        12,141
Norsk Hydro ASA.................      672        29,062
Norske Skogindustrier ASA.......      510         5,427
Orkla ASA.......................    1,060        18,826
Petroleum Geo-Services ASA......      190         5,449
Statoil ASA.....................      536        18,164
Storebrand ASA..................      498         7,696
Telenor ASA (a).................      634        12,628
Yara International ASA..........      290         9,119
                                            -----------
TOTAL NORWAY....................                118,512
                                            -----------
PORTUGAL -- 0.5%
Banco Comercial Portugues SA....    4,284        17,729
Ibersol -SGPS SA................    1,760        27,533
Portugal Telecom, SGPS SA.......    1,172        16,384
                                            -----------
TOTAL PORTUGAL..................                 61,646
                                            -----------
SINGAPORE -- 1.0%
Ascendas Real Estate Investment
  Trust.........................    6,000        11,034
CapitaLand, Ltd. ...............    2,000        10,981
City Developments Ltd. .........    2,000        21,826
Cosco Corp. Singapore Ltd. .....    4,000        16,033
Flextronics International, Ltd.
  (a)...........................      666         7,446
Genting International PLC (a)...   32,000        14,874
SembCorp Industries, Ltd. ......    2,000         8,690
Singapore Exchange, Ltd. .......    2,000        17,380
Stamford Land Corp, Ltd. .......   66,000        27,344
                                            -----------
TOTAL SINGAPORE.................                135,608
                                            -----------
SOUTH AFRICA -- 0.0% (B)
Mondi, Ltd. ....................      118         1,173
                                            -----------
SOUTH KOREA -- 3.2%
Korea Electric Power Corp. ADR..    1,402        32,456
KT Corp. ADR....................    1,472        36,874
LG.Philips LCD Co., Ltd. ADR
  (a)...........................    1,390        33,277
POSCO ADR.......................      446        79,731
Samsung Electronics Co., Ltd.
  GDR (c).......................      671       210,526
SK Telecom Co., Ltd. ADR........    1,666        49,480
                                            -----------
TOTAL SOUTH KOREA...............                442,344
                                            -----------
SPAIN -- 4.9%
Abertis Infraestructuras SA.....      638        19,898
Acciona SA......................       50        13,560
Acerinox SA.....................      376        11,283
ACS Actividades de Construccion
  y Servicios...................      250        13,759
Altadis SA......................      314        22,033
Banco Bilbao Vizcaya Argentaria
  SA............................    1,988        46,480
Banco de Andalucia SA...........      122        12,787
Banco de Valencia SA............      228        13,126
Banco Guipuzcoano SA............      566        11,398
Banco Pastor SA.................      504         8,329
Banco Popular Espanol SA........      978        16,760
Banco Sabadell SA...............    1,400        13,439
Banco Santander Central Hispano
  SA............................    3,472        67,301
Cia Espanola de Petroleos SA....      138        13,856
Ebro Puleva SA..................      596        12,189
Enagas..........................      646        16,702
Endesa SA.......................      470        26,797
FAES FARMA SA...................      482         8,548
Gamesa Corp. Tecnologica SA.....      308        12,549
Gestevision Telecinco SA........      482        12,620
Grupo Ferrovial SA..............      112         9,453
Iberdrola SA....................      738        43,241
Iberia Lineas Aereas de Espana..    1,604         7,801
Indra Sistemas SA...............      536        14,460
Industria de Desino Textil SA
  (Inditex).....................      262        17,609
NH Hoteles SA (a)...............      540        10,467
Red Electrica de Espana.........      292        15,095
Repsol YPF SA...................      826        29,426
Sacyr Vallehermoso SA...........      162         5,654
Sociedad General de Aguas de
  Barcelona SA..................      320        12,128
SOS Cuetara SA..................      916        18,342
Telefonica SA...................    3,338        93,186
Union Fenosa SA.................      222        13,099
                                            -----------
TOTAL SPAIN.....................                663,375
                                            -----------
SWEDEN -- 2.1%
Alfa Laval AB...................      136         8,714
Assa Abloy AB (Class B).........      474         9,800
Atlas Copco AB (Class B)........    1,060        16,877
Boliden AB......................      354         7,511
Electrolux AB...................      368         7,765
Hennes & Mauritz AB (Class B)...      354        22,354
Investor AB.....................      634        16,220
Kinnevik Investment AB..........      464         9,719
Nordea Bank AB..................    1,470        25,519
OMX AB..........................      424        18,319
Sandvik AB......................      840        17,952
Scania AB.......................      544        13,203
Securitas AB (Class B)..........      724         9,513
Skanska AB (Class B)............      560        11,059
Tele2 AB (Class B)..............      480        10,332
Telefonaktiebolaget LM Ericsson
  (Class B).....................   11,762        46,909
TeliaSonera AB..................    1,484        13,362
Volvo AB ADR....................    1,200        20,776
                                            -----------
TOTAL SWEDEN....................                285,904
                                            -----------
SWITZERLAND -- 6.2%
ABB, Ltd. ......................    1,634        42,885
Adecco SA.......................      154         9,076
Alcon, Inc. ....................       76        10,938

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Bachem Holding AG...............      138   $    11,606
Clariant AG (a).................      376         4,606
Compagnie Financiere Richemont
  SA (Class A)..................      220        14,529
Credit Suisse Group.............      838        55,451
Geberit AG......................       60         7,822
Graubuendner Kantonalbank.......       20        17,394
Holcim, Ltd. ...................      160        17,613
Julius Baer Holding AG..........      176        13,115
Kuehne & Nagel International
  AG............................      108        10,595
Lonza Group AG..................       98        10,654
Nestle SA.......................      301       134,757
Nobel Biocare Holding AG........       30         8,096
Novartis AG.....................    2,070       113,848
PSP Swiss Property AG (a).......      300        15,871
Roche Holding AG................      585       105,713
SGS SA..........................        8         9,108
Sulzer AG.......................        6         8,577
Swatch Group AG.................       46        15,042
Swiss Life Holding (a)..........       32         8,273
Swiss Reinsurance...............      286        25,388
Syngenta AG.....................       94        20,197
UBS AG..........................    1,597        85,578
Xstrata PLC.....................      472        31,195
Zurich Financial Services AG....      106        31,690
                                            -----------
TOTAL SWITZERLAND...............                839,617
                                            -----------
UNITED KINGDOM -- 16.8%
3i Group PLC....................      409         8,308
Amec PLC........................      684        10,326
Anglo American PLC..............    1,076        72,101
AstraZeneca PLC.................    1,090        54,385
Aviva PLC.......................    1,836        27,531
BAE Systems PLC.................    2,584        25,980
Balfour Beatty PLC..............      819         7,917
Barclays PLC....................    4,174        50,641
Barratt Developments PLC........      388         5,913
BG Group PLC....................    2,508        43,228
BHP Billiton PLC................    1,692        60,326
BP PLC..........................   15,189       175,615
British Airways PLC (a).........      758         5,919
British American Tobacco PLC....    1,010        36,051
British Energy Group PLC........      808         8,799
British Land Co. PLC............      474        11,318
British Sky Broadcasting Group
  PLC...........................    1,190        16,850
BT Group PLC....................    5,406        33,813
Burberry Group PLC..............      744         9,959
Cable & Wireless PLC............    2,292         8,592
Cadbury Schweppes PLC...........    1,552        17,928
Capita Group PLC................      770        11,358
Carnival PLC....................      228        10,842
Centrica PLC....................    2,866        22,218
Compass Group PLC...............    2,024        12,453
Diageo PLC......................    1,724        37,723
Drax Group......................      613         7,618
DSG International PLC...........    2,784         7,657
Enterprise Inns PLC.............      778         9,384
Experian Group, Ltd. ...........      882         9,290
FirstGroup PLC..................      730        10,240
Friends Provident PLC...........    2,514         8,810
G4S PLC.........................    2,116         8,708
GKN PLC.........................    1,180         8,510
GlaxoSmithKline PLC.............    4,487       118,566
Hays PLC........................    2,894         7,842
HBOS PLC........................    2,624        48,889
Home Retail Group PLC...........      904         6,865
HSBC Holdings PLC...............    8,117       149,579
ICAP PLC........................      904         9,706
Imperial Chemical Industries
  PLC...........................    1,144        15,196
Imperial Tobacco Group PLC......      518        23,650
Inchcape PLC....................      805         6,905
Informa PLC.....................      800         8,158
Intercontinental Hotels Group
  PLC...........................      381         7,533
International Power PLC.........    1,536        14,121
Invensys PLC (a)................      982         6,207
Invesco PLC.....................      946        12,749
Investec PLC....................      634         6,613
ITV PLC.........................    4,448         9,298
J Sainsbury PLC.................    1,275        15,001
Kingfisher PLC..................    2,442         8,896
Land Securities Group PLC.......      356        12,200
Legal & General Group PLC.......    4,246        11,557
Lloyds TSB Group PLC............    3,864        42,707
LogicaCMG PLC...................    2,234         6,884
Lonmin PLC......................      144        10,705
Man Group PLC...................    1,624        18,313
Marks & Spencer Group PLC.......    1,432        17,957
Michael Page International PLC..      730         6,135
Mondi PLC.......................      295         2,795
National Express Group PLC......      334         8,418
National Grid PLC...............    1,822        29,103
Next PLC........................      272        10,884
Old Mutual PLC..................    4,684        15,297
Pearson PLC.....................      844        13,025
Persimmon PLC...................      364         7,149
Prudential PLC..................    1,815        27,789
Punch Taverns PLC...............      368         7,393
Reckitt Benckiser PLC...........      414        24,224
Rentokil Initial PLC............    3,426        11,650
Resolution PLC..................      744        10,345
Reuters Group PLC...............    1,260        16,506
Rio Tinto PLC...................      722        62,192
Rolls-Royce Group PLC (Class B)
  (a)...........................    1,658        17,650
Royal & Sun Alliance Insurance
  Group PLC.....................    3,080         9,695
Royal Bank of Scotland Group
  PLC...........................    6,771        72,423
SABMiller PLC...................      700        19,852
Scottish & Newcastle PLC........      908        11,312
Scottish and Southern Energy
  PLC...........................      662        20,379
Serco Group PLC.................      970         8,201
Shire PLC.......................      596        14,583
Smith & Nephew PLC..............    1,036        12,611
Smiths Group PLC................      432         9,409
Standard Chartered PLC..........      796        25,948
Standard Life PLC...............    1,980        11,638
Tate & Lyle PLC.................      796         6,527
Taylor Wimpey PLC...............    1,879        10,556
Tesco PLC.......................    5,560        49,757
The Sage Group PLC..............    2,110        10,715
Tomkins PLC.....................    1,978         9,158
Tullow Oil PLC..................    1,220        14,814

See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
United Business Media PLC.......      550   $     7,760
Virgin Media, Inc. .............      320         7,766
Vodafone Group..................   43,452       156,250
William Hill PLC................      824        10,803
William Morrison Supermarkets
  PLC...........................    2,238        12,869
Willis Group Holdings, Ltd. ....      278        11,381
Wolseley PLC....................      608        10,238
WPP Group PLC...................    1,132        15,268
Yell Group PLC..................    1,062         9,282
                                            -----------
TOTAL UNITED KINGDOM............              2,282,158
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $13,017,971)............             13,430,513
                                            -----------
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.2%
Fresenius SE....................      116         9,002
Henkel KGaA.....................      240        12,318
Porsche AG......................        8        16,949
                                            -----------
TOTAL GERMANY...................                 38,269
                                            -----------
ITALY -- 0.1%
Istituto Finanziario Industriale
  SpA (a).......................      228         8,758
                                            -----------
TOTAL PREFERRED STOCKS --
  (Cost $43,236)................                 47,027
                                            -----------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0% (B)
Newcrest Mining, Ltd. (expiring
  10/04/07) (a).................      181         1,698
                                            -----------
BELGIUM -- 0.1%
Fortis (expiring 10/09/07) (a)..      888         4,698
                                            -----------
ITALY -- 0.0% (B)
Capitalia SpA (expiring
  10/03/07) (a).................    1,536            --
                                            -----------
TOTAL RIGHTS --
  (Cost $6,581).................                  6,396
                                            -----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $8,187).................    8,187         8,187
                                            -----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $13,075,975)............             13,492,123
OTHER ASSETS AND
  LIABILITIES -- 0.9%...........                128,783
                                            -----------
NET ASSETS -- 100.0%............            $13,620,906
                                            ===========




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 1.55% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.0%
AUSTRALIA -- 9.9%
ABB Grain, Ltd. ...............    32,448   $    222,540
ABC Learning Centres, Ltd. ....    39,479        229,536
APA Group......................   104,690        346,494
Australian Wealth Management,
  Ltd. ........................    81,544        178,963
Australian Worldwide
  Exploration, Ltd. (a)........    82,902        253,106
AWB, Ltd. .....................    64,451        140,308
Beach Petroleum, Ltd. .........   169,260        223,182
Boom Logistics, Ltd. ..........    72,197        192,950
Bunnings Warehouse Property
  Trust........................   325,229        670,601
Centennial Coal Co., Ltd. .....    79,360        261,957
Centro Retail Group............   139,629        201,410
Challenger Financial Services
  Group, Ltd. .................    52,395        287,475
Corporate Express Australia,
  Ltd. ........................    43,509        271,833
David Jones, Ltd. .............    47,580        214,740
Downer EDI, Ltd. ..............    37,188        206,014
FKP Property Group.............    28,219        172,809
Fortescue Metals Group, Ltd.
  (a)..........................     7,737        326,527
Futuris Corp., Ltd. ...........   107,202        202,070
GUD Holdings, Ltd. ............    27,118        248,380
GWA International, Ltd. .......    97,025        335,721
Healthscope, Ltd. .............    37,805        192,704
Incitec Pivot, Ltd. ...........     4,752        359,720
Invocare, Ltd. ................    67,795        394,168
Jubilee Mines NL...............    11,324        173,968
Just Group, Ltd. ..............    42,618        196,117
Macquarie Leisure Trust Group..   120,631        362,958
MFS, Ltd. .....................    43,192        179,265
Minara Resources, Ltd. ........    16,816         96,877
Nufarm, Ltd. ..................    22,562        267,747
OneSteel, Ltd. ................    93,610        571,597
Pacific Brands, Ltd. ..........    69,733        191,302
Paladin Resources, Ltd. (a)....    28,815        197,369
PaperlinX, Ltd. ...............    53,549        144,061
Record Realty..................   430,375        314,210
Roc Oil Co., Ltd. (a)..........    88,863        261,869
SAI Global, Ltd. ..............    88,805        256,983
Spark Infrastructure Group
  (b)..........................   139,006        239,876
Spotless Group, Ltd. ..........    66,536        255,544
STW Communications Group,
  Ltd. ........................   115,241        265,155
Symbion Health, Ltd. ..........    64,942        239,652
Tattersall's, Ltd. ............    71,543        251,349
Transpacific Industries Group,
  Ltd. ........................    17,431        174,309
WHK Group, Ltd. ...............   103,876        183,850
                                            ------------
TOTAL AUSTRALIA................               10,957,266
                                            ------------
AUSTRIA -- 0.4%
Austrian Airlines (a)..........     7,911         79,879
BWIN Interactive Entertainment
  AG (a).......................     2,078         49,352
BWT AG.........................     2,312        140,760
RHI AG (a).....................     4,112        188,770
                                            ------------
TOTAL AUSTRIA..................                  458,761
                                            ------------
BELGIUM -- 0.8%
Barco NV.......................     2,738        235,227
Bekaert NV.....................     1,954        261,243
Omega Pharma SA................     2,034        177,898
Telenet Group Holding NV (a)...     4,920        170,726
                                            ------------
TOTAL BELGIUM..................                  845,094
                                            ------------
CANADA -- 10.8%
Aber Diamond Corp. ............     6,194        242,973
AGF Management, Ltd. (Class B
  Non-Voting)..................     8,850        297,464
CAE, Inc. .....................    19,509        262,882
Canadian Hydro Developers, Inc.
  (a)..........................    51,097        318,810
CanWest Global Communications
  Corp. (a)....................    14,862        107,685
CGI Group, Inc. (a)............    31,148        357,025
Chartwell Seniors Housing Real
  Estate
Investment Trust...............    27,833        358,521
Compton Petroleum Corp. (a)....    23,621        221,068
Corus Entertainment, Inc.
  (Class B Non-Voting).........     6,062        287,269
Crescent Point Energy Trust....    15,586        326,871
Denison Mines Corp. (a)........    11,960        134,199
Duvernay Oil Corp. (a).........     6,891        220,038
Eldorado Gold Corp. (a)........    49,163        303,775
FirstService Corp. (a).........     7,148        220,619
FNX Mining Co., Inc. (a).......     9,575        318,075
Gammon Gold, Inc. (a)..........     8,335         99,564
HudBay Minerals, Inc. (a)......     9,370        242,807
Iamgold Corp. .................    33,270        289,610
Inmet Mining Corp. ............     4,050        406,549
Ivanhoe Mines, Ltd. (a)........    21,352        277,617
Laurentian Bank of Canada......    10,871        466,588
Linamar Corp. .................    12,678        325,976
MacDonald Dettwiler &
  Associates, Ltd. (a).........     6,554        300,757
MEGA Brands, Inc. (a)..........    11,180        189,915
MI Developments, Inc. .........     9,367        310,505
Northbridge Financial Corp. ...     9,012        316,513
Novagold Resources, Inc. (a)...    14,000        231,760
NuVista Energy, Ltd. (a).......    16,241        224,729
Oilexco, Inc. (a)..............    15,436        223,532
Pan American Silver Corp. (a)..     7,554        219,771
Petrobank Energy & Resources,
  Ltd. (a).....................     6,724        257,876
Pinetree Capital, Ltd. (a).....     5,282         35,348
Progress Energy Trust..........    19,931        241,290
Quebecor, Inc. ................     5,005        188,978
Russel Metals, Inc. ...........     9,689        299,826
ShawCor, Ltd. .................     9,987        359,801
Sherritt International Corp. ..    22,650        362,874
Silver Standard Resources, Inc.
  (a)..........................     5,511        203,647
Sino-Forest Corp. (a)..........    12,128        274,366
Teck Cominco, Ltd. (Class B)...     1,705         81,020
Tesco Corp. (a)................     6,784        182,486
The Forzani Group, Ltd. (a)....     9,327        198,986
Uni-Select, Inc. ..............    14,223        437,411
Uranium One, Inc. (a)..........    24,305        321,637
UTS Energy Corp. (a)...........    34,516        191,736
Westjet Airlines, Ltd. (a).....     9,265        160,928
                                            ------------
TOTAL CANADA...................               11,901,677
                                            ------------
CHINA -- 3.1%
Allied Group, Ltd. ............    90,000        399,683
Dah Sing Banking Group, Ltd. ..   132,800        293,339
First Pacific, Co. ............   270,000        201,232
Giordano International, Ltd. ..   600,000        289,625
Hengan International Group Co.,
  Ltd. ........................    60,000        226,680

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Kowloon Development Co.,
  Ltd. ........................   105,000   $    268,155
Miramar Hotel & Investment.....   180,000        291,943
Pacific Basin Shipping, Ltd. ..   227,000        471,611
Techtronic Industries Co. .....   165,000        188,179
The Hongkong & Shanghai
  Hotels.......................   152,174        269,926
Vtech Holdings, Ltd. ..........    15,000        110,927
Xinao Gas Holdings, Ltd. ......   176,000        358,858
                                            ------------
TOTAL CHINA....................                3,370,158
                                            ------------
DENMARK -- 1.6%
ALK-Abello A/S.................       915        185,048
Auriga Industries A/S..........     7,058        145,433
Bang & Olufsen A/S (Class B)...     1,849        208,135
East Asiatic Co., Ltd. A/S.....     4,390        327,071
Genmab A/S (a).................     2,886        178,952
Parken Sport & Entertainment
  A/S (a)......................       527        142,676
SimCorp A/S....................       915        205,473
Sjaelso Gruppen................    11,236        399,804
                                            ------------
TOTAL DENMARK..................                1,792,592
                                            ------------
FINLAND -- 3.2%
Amer Sports Oyj (Class A)......    12,953        299,343
Citycon Oyj....................    29,173        185,453
Finnlines Oyj..................    16,737        347,517
Fiskars Oyj (Class A)..........    12,044        229,177
Konecranes Oyj.................     6,636        266,229
Lassila & Tikanoja Oyj.........     9,441        303,842
Nokian Renkaat Oyj.............     8,926        348,580
Poyry Oyj......................    13,774        344,369
Technopolis Oyj................    27,118        236,023
TietoEnator Oyj................     7,675        171,802
Uponor Oyj.....................     7,165        221,830
Vacon Oyj......................     6,317        314,879
Vaisala Oyj....................     5,431        311,651
                                            ------------
TOTAL FINLAND..................                3,580,695
                                            ------------
FRANCE -- 3.0%
Canal Plus.....................    38,979        432,939
Club Mediterranee (a)..........     3,203        207,259
Derichebourg (a)...............    16,240        138,112
Gemalto NV (a).................     7,313        211,332
Geodis.........................       782        165,573
Groupe Steria SCA..............     1,911         96,452
Ingenico.......................     5,496        159,136
IPSOS..........................     6,698        248,998
Nexans SA......................     1,821        298,726
Nexity.........................     3,660        225,015
NicOx SA (a)...................     4,725        112,890
Orco Property Group............     1,188        179,156
Societe de la Tour Eiffel......     1,372        240,582
Sperian Protection.............     1,292        160,737
Teleperformance................     4,964        192,938
UBISOFT Entertainment (a)......     2,818        191,965
                                            ------------
TOTAL FRANCE...................                3,261,810
                                            ------------
GERMANY -- 3.5%
Aareal Bank AG.................     3,795        186,198
AWD Holding AG.................     3,752        125,020
Bilfinger Berger AG............     3,036        236,650
Conergy AG.....................     2,312        218,981
Epcos AG.......................     7,313        143,002
Freenet AG.....................     5,365        146,111
Indus Holding AG...............     7,937        293,478
Jenoptik AG (a)................    16,621        163,572
Kloeckner & Co. AG.............     3,158        217,686
Kontron AG.....................     9,055        201,920
KUKA AG (Non-Voting) (a).......     5,914        252,991
MTU Aero Engines Holding AG....     4,268        259,178
Pfleiderer AG..................     5,326        123,084
Praktiker Bau- und
  Heimwerkermaerkte Holding
  AG...........................     5,069        189,233
Premiere AG (a)................    11,766        253,338
Rhoen Klinikum AG..............     8,010        255,737
SGL Carbon AG (a)..............     5,472        312,836
Software AG....................     1,849        173,130
Techem AG......................     1,971        131,632
                                            ------------
TOTAL GERMANY..................                3,883,777
                                            ------------
GREECE -- 1.4%
Hellenic Exchanges SA Holding
  Clearing Settlement and
  Registry.....................     7,794        249,395
Hellenic Technodomiki Tev SA...    11,863        158,250
Intracom Holdings SA...........    35,633        229,053
Marfin Investment Group SA.....    31,784        302,851
Minoan Lines Shipping SA.......    21,439        164,643
Mytilineos Holdings SA.........     3,201        182,092
Viohalco.......................    14,089        231,223
                                            ------------
TOTAL GREECE...................                1,517,507
                                            ------------
IRELAND -- 0.7%
DCC PLC........................     8,419        247,843
Fyffes PLC.....................   123,336        159,616
McInerney Holdings PLC.........    19,673         39,099
McInerney Holdings PLC (London
  shares)......................    48,662         89,966
Paddy Power PLC................     7,442        260,357
                                            ------------
TOTAL IRELAND..................                  796,881
                                            ------------
ITALY -- 2.6%
Aedes SpA......................    28,750        193,190
Alitalia SpA (a)...............    72,390         83,440
Amplifon SpA...................    23,175        183,083
Autostrada Torino-Milano SpA...     9,222        217,972
Banca Piccolo Credito
  Valtellinese Scarl...........    19,221        272,805
Banca Popolare dell'Etruria e
  del Lazio Scrl...............    14,093        244,116
Beni Stabili SpA...............   126,540        158,184
Gemina SpA.....................    38,634        135,710
IMMSI SpA......................    54,938        140,634
Impregilo SpA (a)..............    26,991        181,082
Interpump Group SpA............    25,789        253,980
Permasteelisa SpA..............     9,458        246,820
Recordati SpA..................    21,947        206,935
Sorin SpA (a)..................   106,862        221,122
Tiscali SpA (a)................    42,532        118,978
                                            ------------
TOTAL ITALY....................                2,858,051
                                            ------------
JAPAN -- 23.9%
Aderans Holdings Co., Ltd. ....     7,900        165,192
Anritsu Corp. .................    30,000        126,244
Arcs Co., Ltd. ................    10,700        150,897
Asics Corp. ...................    15,000        231,883
Autobacs Seven Co., Ltd. ......     6,000        155,719

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Bank of the Ryukyus, Ltd. .....    10,300   $    134,420
Chiyoda Co., Ltd. .............     7,500        107,660
CKD Corp. .....................    20,800        192,601
CMK Corp. .....................    13,500        144,372
Coca-Cola Central Japan Co.,
  Ltd. ........................        46        353,154
Daifuku Co., Ltd. .............    15,000        171,108
Daihen Corp. ..................    30,000        199,018
Daimei Telecom Engineering
  Corp. .......................    15,000        174,629
Dainippon Screen Manufacturing
  Co., Ltd. ...................    30,000        180,498
Denki Kagaku Kogyo K. K. ......    60,000        336,478
Denki Kogyo Co., Ltd. .........    30,000        207,103
Disco Corp. ...................     3,000        167,196
Don Quijote Co., Ltd. .........     9,000        185,845
eAccess, Ltd. .................       236        130,912
Ebara Corp. ...................    59,000        272,391
EDION Corp. ...................    12,000        133,443
Glory, Ltd. ...................    10,500        333,217
Hankyu Department Stores.......    30,000        247,533
Hanwa Co., Ltd. ...............    45,000        227,709
Heiwa Real Estate Co., Ltd. ...    37,500        258,879
Hitachi Zosen Corp. (a)........    90,000        135,374
Hosiden Corp. .................    13,500        201,652
Iino Kaiun Kaisha, Ltd. .......    16,500        233,122
INTEC Holdings Ltd.............    13,500        189,327
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................   122,000        170,778
Iwatani International Corp. ...    90,000        263,705
Izumiya Co., Ltd. .............    30,000        167,978
J Front Retailing Co., Ltd.
  (a)..........................    29,154        286,432
Japan Airport Terminal Co.,
  Ltd. ........................    13,500        324,545
Japan Asia Investment Co.,
  Ltd. ........................    30,000        148,155
Japan Aviation Electronics
  Industry, Ltd. ..............    15,000        234,622
Japan Pulp & Paper Co., Ltd. ..    98,000        374,056
Japan Securities Finance Co.,
  Ltd. ........................    15,000        144,242
Jeol, Ltd. ....................    30,000        113,724
K's Holdings Corp. ............     6,200        135,035
Kadokawa Group Holdings,
  Inc. ........................     6,000        147,894
Kenedix, Inc. .................        65        113,029
Kitz Corp. ....................    15,000        136,156
Kiyo Holdings, Inc. ...........   135,000        196,018
Kurabo Industries, Ltd. .......    75,000        186,497
Kyowa Exeo Corp. ..............    15,000        157,153
Kyushu-Shinwa Holdings, Inc.
  (a)..........................   318,000        132,713
Makino Milling Machine Co.,
  Ltd. ........................    15,000        158,066
Meitec Corp. ..................     8,000        234,404
Miraca Holdings, Inc. .........     9,200        208,373
Mitsuboshi Belting Co., Ltd. ..    31,000        162,527
Mitsui-Soko Co., Ltd. .........    30,000        139,286
Mitsumi Electric Co., Ltd. ....     7,500        305,830
Mori Seiki Co., Ltd. ..........     9,000        232,404
Morinaga & Co., Ltd. ..........   105,000        230,970
Moshi Moshi Hotline, Inc. .....     3,750        183,889
Nabtesco Corp. ................    15,000        244,403
Nankai Electric Railway Co.,
  Ltd. ........................    90,000        269,965
NEC Fielding, Ltd. ............    13,700        158,185
New City Residence Investment
  Corp. .......................        45        246,490
Nihon Dempa Kogyo Co., Ltd. ...     3,000        186,758
Nihon Kohden Corp. ............     7,700        141,260
Nikkiso Co., Ltd. .............    30,000        247,272
Nippon Flour Mills Co., Ltd. ..    60,000        220,667
Nippon Konpo Unyu Soko Co.,
  Ltd. ........................    15,000        203,973
Nippon Light Metal Co., Ltd. ..    75,000        164,978
Nippon Seiki Co., Ltd. ........    15,000        385,385
Nippon Shinyaku Co., Ltd. .....    30,000        263,705
Nippon Soda Co., Ltd. .........    45,000        206,973
Nippon Thompson Co., Ltd. .....    15,000        133,287
Nishimatsu Construction Co.,
  Ltd. ........................    75,000        226,275
Nissha Printing Co., Ltd. .....     6,000        174,238
NOF Corp. .....................    45,000        194,453
Okamura Corp. .................    15,000        117,767
Oki Electric Industry Co., Ltd.
  (a)..........................   118,000        203,139
OKUMA Corp. ...................    15,000        218,580
Orix JREIT, Inc. ..............        19        129,514
Osaka Securities Exchange Co.,
  Ltd. ........................        17         75,086
OSG Corp. .....................    12,000        124,784
Pacific Metals Co., Ltd. ......    15,000        231,231
Point, Inc. ...................     2,550         87,797
Resorttrust, Inc. .............     9,500        201,952
Riken Corp. ...................    45,000        226,144
Rohto Pharmaceutical Co.,
  Ltd. ........................    15,000        176,064
Roland Corp. ..................    12,000        333,869
Sanden Corp. ..................    45,000        250,793
Sanken Electric Co., Ltd. .....    15,000         73,425
Sankyu, Inc. ..................    34,000        195,401
Sanyo Shokai, Ltd. ............    15,000        110,203
Sapporo Holdings, Ltd. ........    30,000        197,974
Sato Corp. ....................    13,700        255,501
Seiren Co., Ltd. ..............    19,500        128,514
Shimachu Co., Ltd. ............     7,500        198,235
Shochiku Co., Ltd. ............    44,000        336,652
Shoei Co., Ltd. ...............     8,000        123,184
Sojitz Corp. ..................    70,700        307,351
Star Micronics Co., Ltd. ......     7,500        232,144
Sugi Pharmacy Co., Ltd. .......     9,000        219,102
Sumitomo Forestry Co., Ltd. ...    15,000        123,636
Taiyo Yuden Co., Ltd. .........    15,000        296,700
Takara Holdings, Inc. .........    30,000        176,064
Takuma Co., Ltd. ..............    30,000        171,891
The Bank of Nagoya, Ltd. ......    30,000        201,104
The Bank of Okinawa, Ltd. .....     6,000        195,627
The Ehime Bank, Ltd. ..........    60,000        205,017
The Goodwill Group, Inc. (a)...       167         31,276
The Hokuetsu Bank, Ltd. .......   105,000        243,751
The Japan General Estate Co.,
  Ltd. ........................     7,500        120,897
The Michinoku Bank, Ltd. ......    75,000        231,492
The Minato Bank, Ltd. .........    90,000        188,584
The Miyazaki Bank, Ltd. .......    60,000        230,057
The Musashino Bank, Ltd. ......     4,500        213,233
The Oita Bank, Ltd. ...........    30,000        168,239
The Shikoku Bank, Ltd. ........    60,000        233,187
The Tochigi Bank, Ltd. ........    32,000        178,620
The Tokushima Bank, Ltd. ......    30,000        210,233
The Tokyo Tomin Bank, Ltd. ....     4,500        131,852
TOC Co., Ltd. .................    20,000        183,802
Toei Co., Ltd. ................    44,000        228,005
Toho Zinc Co., Ltd. ...........    15,000        138,243
Tokai Tokyo Securities Co.,
  Ltd. ........................    32,000        162,761
Tokyo Dome Corp. (a)...........    30,000        161,718
Tokyo Seimitsu Co., Ltd. ......     6,000        124,679
Toyo Suisan Kaisha., Ltd. .....    15,000        281,702
Toyo Tire & Rubber Co., Ltd. ..    45,000        262,140

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tsumura & Co. .................     7,500   $    133,352
Ulvac, Inc. ...................     6,000        194,062
United Arrows, Ltd. ...........     9,000        109,942
Unitika, Ltd. .................   120,000        142,938
Yamatake Corp. ................     8,800        294,570
Yamato Kogyo Co., Ltd. ........     6,200        297,561
Yamazen Corp. .................    28,300        147,879
Yodogawa Steel Works, Ltd. ....    42,000        208,512
Yoshinoya D&C Co., Ltd. .......       124        200,530
                                            ------------
TOTAL JAPAN....................               26,282,586
                                            ------------
NETHERLANDS -- 2.7%
Aalberts Industries NV.........     7,822        185,994
Boskalis Westminster...........     5,149        258,929
Core Laboratories NV (a).......     2,333        297,201
Crucell NV (a).................     5,873        120,356
Draka Holding..................     2,798        124,548
KAS Bank NV....................    10,992        401,593
Koninklijke Wessanen NV........    12,466        183,136
Koninuklijke Grolsch NV........     6,445        239,318
OCE NV.........................    10,242        214,698
Ordina NV......................     6,274        115,815
Orthofix International NV (a)..     3,394        166,204
Stork NV.......................     3,143        204,271
Tele Atlas NV (a)..............     7,253        209,907
Telegraaf Media Groep NV.......     7,442        250,620
                                            ------------
TOTAL NETHERLANDS..............                2,972,590
                                            ------------
NEW ZEALAND -- 0.3%
Freightways, Ltd. .............   102,195        293,430
                                            ------------
NORWAY -- 1.8%
DET Norske Oljeselskap ASA
  (a)..........................    86,084        177,812
Ekornes ASA....................    10,178        215,864
Farstad Shipping ASA...........    11,608        299,713
Schibsted ASA..................     6,624        346,944
Sevan Marine ASA (a)...........    17,748        184,116
Tandberg ASA...................     9,477        226,777
TGS Nopec Geophysical Co. ASA
  (a)..........................    10,366        211,249
Tomra Systems ASA..............    21,268        152,972
Veidekke ASA...................    16,426        149,954
                                            ------------
TOTAL NORWAY...................                1,965,401
                                            ------------
PORTUGAL -- 0.6%
Banif SGPS SA..................    25,335        172,945
Semapa-Sociedade de
  Investimento e Gestao........    16,963        275,736
Teixeira Duarte -- Engenharia
  Construcoes SA...............    56,633        164,303
                                            ------------
TOTAL PORTUGAL.................                  612,984
                                            ------------
SINGAPORE -- 2.5%
Ascendas Real Estate Investment
  Trust........................   150,000        275,860
Genting International PLC (a)..   612,400        284,655
Keppel Land, Ltd. .............    30,000        167,739
Neptune Orient Lines, Ltd. ....    92,000        328,472
Singapore Petroleum Co.,
  Ltd. ........................    60,000        274,849
Straits Trading Co., Ltd. .....   105,000        319,714
Unisteel Technology, Ltd. .....    95,000        137,593
United Test and Assembly
  Center, Ltd. (a).............   310,000        246,421
Venture Corp., Ltd. ...........    30,000        333,457
WBL Corp, Ltd. ................    76,000        201,718
Wing Tai Holdings, Ltd. .......    75,000        195,022
                                            ------------
TOTAL SINGAPORE................                2,765,500
                                            ------------
SOUTH KOREA -- 7.2%
Cheil Industries, Inc. ........     8,270        553,050
DC Chemical Co., Ltd. .........     2,857        675,890
Dongbu Insurance Co., Ltd. ....     7,970        334,424
Hanjin Heavy Industries &
  Construction Co., Ltd. (a)...     4,255        378,935
Hanjin Heavy Industries &
  Construction Holdings Co.,
  Ltd. ........................     2,654        110,783
Hanjin Shipping Co., Ltd. .....     7,860        386,494
Hankook Tire Co., Ltd. ........    15,090        309,171
Hansol Paper Co. (a)...........    11,170        245,334
Hanwha Corp. ..................     5,420        425,830
Hotel Shilla Co., Ltd. ........    16,670        495,464
Hyosung Corp. .................     5,590        423,304
Hyundai Department Store Co.,
  Ltd. ........................     2,841        341,485
Hyundai Mipo Dockyard..........     1,228        422,685
Hyundai Securities Co. ........    20,810        485,487
Jeonbuk Bank...................    29,100        272,827
LG Household & Health Care,
  Ltd. ........................     1,718        309,753
Lotte Confectionery Co.,
  Ltd. ........................       150        260,941
Mirae Asset Securities Co.,
  Ltd. ........................     2,713        259,397
Samsung Engineering Co.,
  Ltd. ........................     3,917        526,461
SK Chemicals Co., Ltd. ........     4,670        446,511
Woongjin Coway Co., Ltd. ......     7,610        249,883
                                            ------------
TOTAL SOUTH KOREA..............                7,914,109
                                            ------------
SPAIN -- 2.7%
Avanzit SA (a).................    13,568         81,814
Campofrio Alimentacion SA (a)..    19,348        343,947
Construcciones y Auxiliar de
  Ferrocarriles SA.............       871        308,496
Electrificaciones del Norte....     4,859        257,337
FAES FARMA SA..................    11,258        199,652
La Seda de Barcelona SA (a)....   114,879        364,326
Tubacex SA.....................    35,069        343,129
Tubos Reunidos SA..............     7,549        228,673
Uralita SA.....................    28,941        283,581
Vertice Trescientos Sesenta
  Grados (a)...................     9,118             --
Vidrala SA.....................     7,253        262,307
Zeltia SA......................    23,662        256,756
                                            ------------
TOTAL SPAIN....................                2,930,018
                                            ------------
SWEDEN -- 2.3%
Castellum AB...................    17,660        219,076
D Carnegie & Co. AB............    10,645        222,969
Elekta AB......................    11,553        187,518
JM AB..........................     7,131        171,412
Kungsleden AB..................    12,869        165,114
Lindex AB......................    13,739        226,185
Nobia AB.......................    15,901        152,397
OMX AB.........................    13,295        574,420
Oriflame Cosmetics SA..........     5,025        303,719
SAS AB (a).....................     8,395        149,886
Trelleborg AB..................     9,308        218,705
                                            ------------
TOTAL SWEDEN...................                2,591,401
                                            ------------

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SWITZERLAND -- 2.1%
Bachem Holding AG..............     3,203   $    269,384
Basilea Pharmaceutica (a)......       720        163,636
Charles Voegele Holding AG
  (a)..........................     1,101         96,604
Daetwyler Holding AG...........     4,326        321,987
Georg Fischer AG (a)...........       300        205,830
Implenia AG (a)................     7,336        204,092
Jelmoli Holding AG.............        45        123,112
Kuoni Reisen Holding...........       255        120,057
Rieter Holding AG..............       512        276,117
SCOR Holding Switzerland,
  Ltd. ........................     7,401        137,478
SIG Holding AG (a).............       634        228,755
Valora Holding AG..............       677        134,971
                                            ------------
TOTAL SWITZERLAND..............                2,282,023
                                            ------------
UNITED KINGDOM -- 11.9%
Aberdeen Asset Management PLC..    42,170        157,224
Aggreko PLC....................    22,222        261,683
Amec PLC.......................    25,150        379,683
Ashtead Group PLC..............    40,621         86,070
Atkins WS PLC..................    10,051        233,852
Autonomy Corp PLC (a)..........    12,978        227,655
Babcock International Group....    25,187        261,705
Bodycote International.........    30,087        152,018
Bovis Homes Group PLC..........    10,456        139,318
Brit Insurance Holdings PLC....    28,963        201,511
Britvic PLC....................    25,485        167,708
Capital & Regional PLC.........     8,673        130,051
Carillion PLC..................    28,095        218,940
Chemring Group PLC.............     4,770        175,413
COLT Telecom Group SA (a)......    48,065        166,473
Cookson Group PLC..............    15,645        243,201
Dairy Crest Group PLC..........    13,844        177,410
Dana Petroleum PLC (a).........    10,094        238,965
De La Rue PLC..................    13,890        206,581
Derwent London PLC.............     6,445        220,071
Development Securities PLC.....    17,726        194,294
Dimension Data Holdings PLC....   156,372        189,558
Electrocomponents PLC..........    38,122        197,859
Enodis PLC.....................    38,422        136,597
Expro International Group......    11,219        224,684
FKI PLC........................    71,261        132,117
Galiform PLC (a)...............    58,941        132,092
Galliford Try PLC..............    49,913        149,485
Go-Ahead Group PLC.............     4,495        218,690
Grainger PLC...................    16,963        154,654
Helphire PLC...................    21,478        148,450
Henderson Group PLC............    75,653        263,180
Hiscox, Ltd. ..................    34,328        195,827
Homeserve PLC..................     5,978        210,701
Hunting PLC....................    11,298        155,717
IG Group Holdings PLC..........    30,872        238,222
Interserve PLC.................    16,835        163,091
Intertek Group PLC.............    14,969        288,807
Laird Group PLC................    17,072        187,821
Luminar PLC....................     9,604        117,596
Morgan Crucible Co. ...........    28,219        170,464
Northern Foods PLC.............    75,585        150,528
Northgate PLC..................    12,616        237,755
PayPoint PLC...................    11,725        143,327
Pendragon PLC..................    69,521         84,629
Premier Farnell PLC............    41,853        134,938
Premier Foods PLC..............    49,869        226,569
Premier Oil PLC (a)............     9,353        192,459
Quintain Estates & Development
  PLC..........................    17,635        265,872
Randgold Resources, Ltd. ......    10,538        356,395
Redrow PLC.....................    16,816        138,496
Regus Group PLC................    42,127        105,568
Restaurant Group PLC...........    24,553        135,187
Rightmove PLC..................     1,804         19,002
Savills PLC....................    16,878        126,284
Shanks Group PLC...............    33,353        151,702
Soco International PLC (a).....     5,069        219,146
Spectris PLC...................    11,791        210,916
SSL International PLC..........    21,967        190,206
Taylor Nelson Sofres PLC.......    46,965        216,007
TDG PLC........................    47,010        222,439
Thomas Cook Group PLC (a)......    34,900        198,023
UK Coal PLC (a)................    16,199        166,500
Unite Group PLC................    18,997        139,816
UTV PLC........................    30,025        232,451
Venture Production PLC.........    15,161        210,040
VT Group PLC...................    24,171        282,665
Wetherspoon (J.D.) PLC.........    11,365        122,719
WH Smith PLC...................    20,630        161,397
Wincanton PLC..................    26,059        206,790
                                            ------------
TOTAL UNITED KINGDOM...........               13,163,264
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $107,718,215)..........              108,997,575
                                            ------------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
Draegerwerk AG (Non-Voting)....     1,742        159,791
Jungheinrich AG (Non-Voting)...     5,087        229,695
                                            ------------
TOTAL PREFERRED STOCK --
  (Cost $369,386)..............                  389,486
                                            ------------
RIGHTS -- 0.0% (C)
BELGIUM -- 0.0% (C)
Omega Pharma SA (expiring
  10/30/07)(a).................     2,034             --
                                            ------------
FINLAND -- 0.0% (C)
Citycon Oyj (expiring
  10/30/07)(a).................    25,199          4,454
                                            ------------
SPAIN -- 0.0% (C)
Avanzit SA (expiring
  10/30/07)(a).................         8              3
                                            ------------
TOTAL RIGHTS --
  (Cost $0)....................                    4,457
                                            ------------

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $114,588)..............   114,588   $    114,588
                                            ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $108,202,189)..........              109,506,106
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........                  610,000
                                            ------------
NET ASSETS -- 100.0%...........             $110,116,106
                                            ============




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.2% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt





See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 21.8%
Abacus Property Group........    1,623,224   $    2,758,027
Babcock & Brown Japan
  Property Trust.............    1,410,078        2,140,061
Bunnings Warehouse Property
  Trust......................      690,846        1,424,479
Centro Properties Group......    2,341,597       15,272,091
Centro Retail Group..........    2,075,455        2,993,779
CFS Retail Property Trust....      123,536          262,376
CFS Retail Property Trust....    5,449,513       11,525,890
Commonwealth Property Office
  Fund.......................    4,435,026        6,534,754
DB RREEF Trust...............    8,067,269       14,349,655
Galileo Shopping America
  Trust......................    3,005,443        2,819,248
GPT Group....................    5,477,730       24,722,346
ING Industrial Fund..........    3,067,065        7,681,186
ING Office Fund..............    3,354,505        5,284,055
ING Real Estate Community
  Living Group...............      864,278        1,017,241
Macquarie CountryWide Trust..    3,695,385        6,507,762
Macquarie DDR Trust..........    2,623,862        2,728,335
Macquarie Goodman Group......    3,915,280       23,941,962
Macquarie Leisure Trust
  Group......................      642,185        1,932,226
Macquarie Office Trust.......    5,472,270        7,578,805
Tishman Speyer Office Fund...    1,164,361        2,266,884
Valad Property Group.........    4,144,986        7,336,213
Westfield Group..............    4,756,929       91,349,310
                                             --------------
TOTAL AUSTRALIA..............                   242,426,685
                                             --------------
AUSTRIA -- 3.5%
IMMOEAST AG (a)..............    1,110,235       12,062,949
IMMOFINANZ Immobilien Anlagen
  AG (a).....................    1,245,517       15,498,974
Meinl European Land, Ltd.
  (a)........................      816,141       11,606,744
                                             --------------
TOTAL AUSTRIA................                    39,168,667
                                             --------------
BELGIUM -- 0.7%
Befimmo S.C.A. ..............       30,619        3,175,722
Cofinimmo....................       23,543        4,153,735
                                             --------------
TOTAL BELGIUM................                     7,329,457
                                             --------------
CANADA -- 7.7%
Boardwalk REIT...............       70,836        3,375,349
Brookfield Asset Management,
  Inc. (Class A).............    1,525,350       58,561,037
Calloway REIT................      104,273        2,601,316
Canadian Apartment Properties
  REIT.......................       86,843        1,669,217
Canadian REIT................       80,352        2,421,800
Chartwell Seniors Housing
  Real Estate Investment
  Trust......................      105,022        1,352,804
First Capital Realty, Inc. ..       82,059        2,118,158
H&R REIT.....................      196,407        4,704,123
Primaris Retail REIT.........       83,990        1,565,357
RioCan REIT..................      289,912        7,249,988
                                             --------------
TOTAL CANADA.................                    85,619,149
                                             --------------
CHINA -- 9.8%
Champion REIT................    3,980,000        2,274,681
Chinese Estates Holdings,
  Ltd. ......................    2,790,711        4,483,156
GZI REIT.....................    2,133,000          853,897
Hang Lung Group, Ltd. .......    2,273,000       13,005,458
Hang Lung Properties, Ltd. ..    4,957,000       22,205,094
Henderson Investment, Ltd. ..    2,596,000        4,283,977
Henderson Land Development
  Co., Ltd. .................    1,845,000       14,641,443
Hong Kong Land Holdings,
  Ltd. ......................    3,326,000       15,033,520
Hysan Development Co.,
  Ltd. ......................    1,617,279        4,486,283
Kerry Properties, Ltd. ......    1,247,983        9,622,545
Prosperity REIT..............    3,249,000          694,244
The Link REIT................    4,584,805       10,056,455
Wheelock & Co., Ltd. ........    2,569,000        6,994,053
                                             --------------
TOTAL CHINA..................                   108,634,806
                                             --------------
FRANCE -- 7.7%
Fonciere des Regions.........       61,543        8,993,899
Gecina SA....................       36,585        6,191,491
Klepierre....................      188,091       10,761,264
Societe Immobiliere de
  Location pour l'Industrie
  et le Commerce.............       28,223        4,730,986
Unibail-Rodamco..............      215,731       55,374,641
                                             --------------
TOTAL FRANCE.................                    86,052,281
                                             --------------
GERMANY -- 0.9%
IVG Immobilien AG............      258,679        9,616,388
                                             --------------
ITALY -- 0.5%
Beni Stabili SpA.............    1,839,926        2,300,035
Pirelli & C Real Estate SpA..       57,166        2,914,555
                                             --------------
TOTAL ITALY..................                     5,214,590
                                             --------------
JAPAN -- 19.4%
Aeon Mall Co., Ltd. .........      234,080        7,143,597
Creed Office Investment
  Corp. .....................          368        1,820,563
DA Office Investment Corp. ..          589        3,861,288
Daibiru Corp. ...............      164,800        2,071,911
Frontier Real Estate
  Investment Corp. ..........          300        2,376,212
Fukuoka REIT Corp. ..........          272        2,246,663
Global One Real Estate
  Investment Corp. ..........          284        3,308,786
Hankyu REIT, Inc. ...........          183        1,473,356
Heiwa Real Estate Co.,
  Ltd. ......................      415,500        2,868,382
Japan Excellent, Inc. .......          376        3,252,793
Japan Hotel and Resort,
  Inc. ......................          331        1,456,210
Japan Prime Realty Investment
  Corp. .....................        1,605        6,684,302
Japan Real Estate Investment
  Corp. .....................        1,118       13,414,250
Japan Retail Fund Investment
  Corp. .....................        1,055        9,172,717
Kenedix Realty Investment
  Corp. .....................          550        3,825,588
Mitsui Fudosan Co., Ltd. ....    2,354,000       65,289,397
Mori Hills REIT Investment
  Corp. .....................          291        2,428,901
Mori Trust Sogo Reit, Inc. ..          314        3,740,208
New City Residence Investment
  Corp. .....................          471        2,579,924
Nippon Building Fund, Inc. ..        1,376       19,979,307
Nippon Commercial Investment
  Corp. .....................          722        3,132,444
Nippon Residential Investment
  Corp. .....................          708        4,093,553
Nomura Real Estate Office
  Fund, Inc. ................          691        7,209,494
NTT Urban Development
  Corp. .....................        2,994        6,195,470
Orix JREIT, Inc. ............          610        4,158,066
Premier Investment Co. ......          305        2,203,669
Shoei Co., Ltd. .............      107,290        1,652,050
Suruga Corp. ................       88,400        1,614,050
TOC Co., Ltd. ...............      293,000        2,692,701

See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
Tokyu Land Corp. ............    1,243,000   $   12,460,801
Tokyu REIT, Inc. ............          477        4,644,959
Top REIT, Inc. ..............          436        2,539,843
United Urban Investment
  Corp. .....................          454        3,122,323
Zephyr Co., Ltd. ............          594          852,150
                                             --------------
TOTAL JAPAN..................                   215,565,928
                                             --------------
NETHERLANDS -- 2.2%
Corio NV.....................      182,639       15,558,423
Eurocommercial Properties
  NV.........................       85,279        4,729,899
Vastned Retail NV............       47,326        3,799,347
                                             --------------
TOTAL NETHERLANDS............                    24,087,669
                                             --------------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust..........    1,593,749        1,589,592
ING Property Trust...........    1,605,176        1,370,544
Kiwi Income Property Trust...    2,040,266        2,235,355
Macquarie Goodman Property
  Trust......................    1,440,990        1,687,658
                                             --------------
TOTAL NEW ZEALAND............                     6,883,149
                                             --------------
SINGAPORE -- 5.9%
Allco Commercial REIT........    1,290,000          921,149
Ascendas REIT................    2,658,000        4,888,235
Cambridge Industrial Trust...    2,009,917        1,123,804
CapitaCommercial Trust.......    2,373,000        4,539,944
CapitaLand, Ltd. ............    4,402,000       24,168,076
CapitaMall Trust.............    2,723,000        7,153,963
Guocoland, Ltd. .............      563,000        1,934,252
Macquarie MEAG Prime REIT....    1,981,000        1,628,091
Mapletree Logistics Trust....    2,185,000        1,839,907
Singapore Land, Ltd. ........      416,000        2,858,432
Suntec REIT..................    3,735,000        4,906,363
United Industrial Corp.,
  Ltd. ......................    2,024,000        4,172,212
UOL Group, Ltd. .............    1,569,000        5,496,177
                                             --------------
TOTAL SINGAPORE..............                    65,630,605
                                             --------------
SOUTH AFRICA -- 0.7%
Allan Gray Property Trust....    2,816,018        2,756,098
Capital Property Fund........    1,254,907        1,109,933
Johnnic Holdings, Ltd. (a)...       24,308           54,631
SA Corporate Real Estate
  Fund.......................    5,081,591        2,939,870
Sycom Property Fund..........      542,931        1,440,626
                                             --------------
TOTAL SOUTH AFRICA...........                     8,301,158
                                             --------------
SPAIN -- 0.8%
Fadesa Inmobiliaria SA (a)...       49,653        2,039,332
Metrovacesa SA...............       55,958        6,346,556
                                             --------------
TOTAL SPAIN..................                     8,385,888
                                             --------------
SWEDEN -- 1.3%
Castellum AB.................      443,089        5,496,617
Fabege AB....................      357,172        4,237,554
Kungsleden AB................      381,437        4,893,960
                                             --------------
TOTAL SWEDEN.................                    14,628,131
                                             --------------
SWITZERLAND -- 0.9%
PSP Swiss Property AG (a)....      128,534        6,799,693
Swiss Prime Site AG (a)......       62,893        3,564,044
                                             --------------
TOTAL SWITZERLAND............                    10,363,737
                                             --------------
THAILAND -- 0.1%
Amata Corp. PCL..............    2,263,200        1,016,872
                                             --------------
UNITED KINGDOM -- 15.1%
Big Yellow Group PLC.........      272,539        2,774,897
British Land Co. PLC.........    1,378,650       32,919,028
Brixton PLC..................      668,728        4,935,410
Capital & Regional PLC.......      186,852        2,801,825
Derwent London PLC...........      245,564        8,385,019
Grainger PLC.................      334,333        3,048,159
Great Portland Estates PLC...      496,762        6,047,163
Hammerson PLC................      786,723       18,785,157
Land Securities Group PLC....    1,243,022       42,596,132
Liberty International PLC....      823,599       19,145,505
Minerva PLC (a)..............      455,089        2,097,733
Quintain Estates &
  Development PLC............      359,548        5,420,682
Segro PLC....................    1,186,963       12,079,196
Shaftesbury PLC..............      372,074        3,756,110
Workspace Group PLC..........      526,517        3,397,774
                                             --------------
TOTAL UNITED KINGDOM.........                   168,189,790
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,125,464,004)......                 1,107,114,950
                                             --------------
SHORT TERM INVESTMENTS -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio
  (Cost $11,125,231).........   11,125,231       11,125,231
                                             --------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $1,136,589,235)......                 1,118,240,181
OTHER ASSETS AND
  LIABILITIES -- (0.6)%......                    (7,014,347)
                                             --------------
NET ASSETS -- 100.0%.........                $1,111,225,834
                                             ==============




(a) Non-income producing security



See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 97.9%
AUSTRALIA -- 1.7%
AGL Energy, Ltd. ...............    14,591   $   204,918
Asciano Group (a)...............    18,005       142,924
Macquarie Infrastructure Group..    73,290       202,357
Transurban Group................    36,334       234,723
                                             -----------
TOTAL AUSTRALIA.................                 784,922
                                             -----------
BRAZIL -- 0.6%
Centrais Eletricas Brasileiras
  SA............................     4,200        61,402
Centrais Eletricas Brasileiras
  SA ADR........................     2,960        43,275
Companhia Energetica de Minas
  Gerais ADR....................     7,545       160,935
                                             -----------
TOTAL BRAZIL....................                 265,612
                                             -----------
CANADA -- 2.6%
Enbridge, Inc. .................    11,312       414,823
TransAlta Corp. ................     5,690       179,226
TransCanada Corp. ..............    16,545       607,221
                                             -----------
TOTAL CANADA....................               1,201,270
                                             -----------
CHINA -- 2.4%
China Merchants Holdings
  International Co., Ltd. ......    32,163       200,381
CLP Holdings, Ltd. .............    53,000       365,675
Hong Kong & China Gas Co. ......   134,200       313,360
HongKong Electric Holdings......    45,000       234,307
                                             -----------
TOTAL CHINA.....................               1,113,723
                                             -----------
FRANCE -- 9.7%
Electricite de France...........     7,523       793,318
Gaz de France SA................     5,593       289,847
Suez SA.........................    37,155     2,182,290
Veolia Environnement............    14,016     1,203,745
                                             -----------
TOTAL FRANCE....................               4,469,200
                                             -----------
GERMANY -- 10.8%
E.ON AG.........................    19,256     3,550,727
RWE AG..........................    11,489     1,441,107
                                             -----------
TOTAL GERMANY...................               4,991,834
                                             -----------
GREECE -- 0.3%
Public Power Corp SA............     3,119       123,312
                                             -----------
ITALY -- 5.1%
AEM SpA.........................    25,563        95,430
Atlantia SpA....................     8,120       273,569
Enel SpA........................   134,919     1,523,487
Hera SpA........................    28,880       118,903
Snam Rete Gas SpA...............    27,768       172,276
Terna- Rete Elettrica Nazionale
  SpA...........................    42,602       157,070
                                             -----------
TOTAL ITALY.....................               2,340,735
                                             -----------
JAPAN -- 7.3%
Chubu Electric Power Co.,
  Inc. .........................    17,200       444,899
Electric Power Development Co.,
  Ltd. .........................     4,800       186,550
Hokkaido Electric Power Co.,
  Inc. .........................     4,800       103,708
Hokuriku Electric Power Co. ....     4,800        93,692
Kyushu Electric Power Co.,
  Inc. .........................     9,800       259,027
Osaka Gas Co., Ltd. ............    48,000       168,187
Shikoku Electric Power Co.,
  Inc. .........................     5,700       142,977
The Chugoku Electric Power Co.,
  Inc. .........................     8,200       166,474
The Kansai Electric Power Co.,
  Inc. .........................    21,200       483,850
The Tokyo Electric Power Co.,
  Inc. .........................    29,700       748,859
Tohoku Electric Power Co.,
  Inc. .........................    10,600       226,257
Tokyo Gas Co., Ltd. ............    69,000       320,958
                                             -----------
TOTAL JAPAN.....................               3,345,438
                                             -----------
PORTUGAL -- 1.3%
Brisa-Auto Estradas de Portugal
  SA............................    11,469       150,058
Energias de Portugal SA.........    80,708       470,593
                                             -----------
TOTAL PORTUGAL..................                 620,651
                                             -----------
SOUTH KOREA -- 0.8%
Korea Electric Power Corp. ADR..    15,193       351,718
                                             -----------
SPAIN -- 8.8%
Abertis Infraestructuras SA.....     8,460       263,848
Cintra Concesiones de
  Infraestructuras de Transporte
  SA............................     5,861        89,020
Enagas..........................     5,087       131,523
Endesa SA.......................    15,507       884,116
Gas Natural SDG SA..............     6,357       358,008
Iberdrola SA....................    35,874     2,100,498
Union Fenosa SA.................     4,324       255,137
                                             -----------
TOTAL SPAIN.....................               4,082,150
                                             -----------
UNITED KINGDOM -- 9.6%
British Energy Group PLC........    28,760       313,186
Centrica PLC....................   107,448       832,949
International Power PLC.........    42,195       387,921
Kelda Group PLC.................     7,841       137,703
National Grid PLC...............    79,430     1,268,721
Pennon Group PLC................    14,670       181,420
Scottish & Southern Energy PLC..    25,109       772,964
Severn Trent PLC................     6,618       190,113
United Utilities PLC............    24,807       353,783
                                             -----------
TOTAL UNITED KINGDOM............               4,438,760
                                             -----------
UNITED STATES -- 36.9%
Allegheny Energy, Inc. (a)......     4,879       254,977
Alliant Energy Corp. ...........     3,252       124,617
Ameren Corp. ...................     6,090       319,725
American Electric Power Co.,
  Inc. .........................    11,681       538,261
American Tower Corp. (Class
  A)(a).........................    12,193       530,883
CenterPoint Energy, Inc. .......     8,943       143,356
Consolidated Edison, Inc. ......     7,918       366,603
Constellation Energy Group,
  Inc. .........................     5,268       451,942
Crown Castle International Corp.
  (a)...........................     7,247       294,446
Dominion Resources, Inc. .......     8,733       736,192
DTE Energy Co. .................     4,879       236,339
Duke Energy Corp. ..............    36,765       687,138
Edison International............     9,722       539,085
El Paso Corp. ..................    20,320       344,830
Energen Corp. ..................     2,982       170,332
Entergy Corp. ..................     6,080       658,403
Equitable Resources, Inc. ......     3,252       168,681
Exelon Corp. ...................    19,675     1,482,708
FirstEnergy Corp. ..............     8,943       566,450
FPL Group, Inc. ................    11,881       723,315
Mirant Corp. (a)................     7,318       297,696
NiSource, Inc. .................     7,318       140,067
Northeast Utilities.............     4,065       116,137
ONEOK, Inc. ....................     3,252       154,145
Pepco Holdings, Inc. ...........     5,690       154,085

See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
PG&E Corp. .....................    10,533   $   503,477
Pinnacle West Capital Corp. ....     3,217       127,104
PPL Corp. ......................    11,266       521,616
Progress Energy, Inc. ..........     7,318       342,848
Public Service Enterprise Group,
  Inc. .........................     7,318       643,911
Questar Corp. ..................     4,876       256,136
Reliant Energy, Inc. (a)........    13,759       352,230
SCANA Corp. ....................     3,252       125,982
Sempra Energy...................     7,818       454,382
Spectra Energy Corp. ...........    17,882       437,751
The AES Corp. (a)...............    18,696       374,668
The Southern Co. ...............    21,834       792,138
The Williams Cos., Inc. ........    17,471       595,062
TXU Corp. ......................    13,507       924,824
Wisconsin Energy Corp. .........     3,252       146,438
Xcel Energy, Inc. ..............    11,381       245,146
                                             -----------
TOTAL UNITED STATES.............              17,044,126
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $42,483,653)............              45,173,451
                                             -----------
SHORT TERM INVESTMENTS -- 1.3%
UNITED STATES -- 1.3%
MONEY MARKET FUND -- 1.3%
STIC Prime Portfolio
  (Cost $576,913)...............   576,913       576,913
                                             -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $43,060,566)............              45,750,364
OTHER ASSETS AND
  LIABILITIES -- 0.8%...........                 391,172
                                             -----------
NET ASSETS -- 100.0%............             $46,141,536
                                             ===========




(a) Non-income producing security
ADR = American Depositary Receipt



See accompanying notes to financial statements.

                                       92

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SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.8%
ARGENTINA -- 0.1%
Tenaris SA ADR.................     2,201   $    115,817
                                            ------------
AUSTRALIA -- 5.1%
Alumina, Ltd. .................    17,341        109,570
Amcor, Ltd. ...................    14,204         92,765
AMP, Ltd. .....................    14,663        136,767
Asciano Group (a)..............     5,452         43,278
Australia & New Zealand Banking
  Group, Ltd. .................    10,741        282,306
Babcock & Brown, Ltd. .........     2,960         71,956
BHP Billiton, Ltd. ............    23,625        931,405
BlueScope Steel, Ltd. .........     9,137         86,922
Boral, Ltd. ...................    12,130         77,181
Brambles, Ltd. ................    12,491        163,156
CFS Retail Property Trust......    74,099        156,732
Coca-Cola Amatil, Ltd. ........    15,748        125,426
Coles Group, Ltd. .............    10,067        137,196
Commonwealth Bank of
  Australia....................     7,892        393,829
CSL, Ltd. .....................     1,643        156,011
Foster's Group, Ltd. ..........    18,859        108,981
Insurance Australia Group,
  Ltd. ........................    17,356         80,636
Lend Lease Corp., Ltd. ........     5,560         92,994
Macquarie Bank, Ltd. ..........     2,106        157,297
Macquarie Infrastructure
  Group........................    30,685         84,723
Macquarie Office Trust.........   183,088        253,567
National Australia Bank,
  Ltd. ........................     9,764        343,120
Newcrest Mining, Ltd. .........     3,527         87,394
Origin Energy, Ltd. ...........    14,086        128,394
Perpetual, Ltd. ...............     1,327         85,808
Qantas Airways, Ltd. ..........    15,537         76,722
QBE Insurance Group, Ltd. .....     5,602        167,563
Rio Tinto, Ltd. ...............     2,276        217,971
Santos, Ltd. ..................    10,710        142,641
Sonic Healthcare, Ltd. ........     6,253         86,324
Suncorp-Metway, Ltd. ..........     6,734        120,973
Toll Holdings, Ltd. ...........     5,452         63,253
Transurban Group...............    13,176         85,119
Wesfarmers, Ltd. ..............     3,776        140,346
Westfield Group................     9,578        183,930
Westpac Banking Corp. .........    11,358        286,461
Woodside Petroleum, Ltd. ......     4,402        195,575
Woolworths, Ltd. ..............     8,392        220,641
Zinifex, Ltd. .................     4,554         71,413
                                            ------------
TOTAL AUSTRALIA................                6,446,346
                                            ------------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG............       196         20,471
Erste Bank der
  Oesterreichischen Sparkassen
  AG...........................     1,463        111,208
OMV AG.........................     1,733        115,416
Raiffeisen International Bank
  Holding AG...................       376         54,810
Telekom Austria AG.............     3,542         92,434
Wienerberger AG................     1,327         82,772
                                            ------------
TOTAL AUSTRIA..................                  477,111
                                            ------------
BELGIUM -- 0.7%
Delhaize Group.................       783         74,830
Dexia..........................     4,824        145,716
Fortis.........................     7,999        234,910
InBev NV.......................     1,403        126,820
KBC Groep NV...................     1,327        182,076
Solvay SA......................       693        100,299
UCB SA.........................     1,130         66,499
                                            ------------
TOTAL BELGIUM..................                  931,150
                                            ------------
BRAZIL -- 1.9%
Banco Bradesco SA ADR
  Preference Shares............     7,742        227,383
Banco Itau Holding Financeira
  SA ADR Preference Shares.....     4,280        216,654
Cia de Bebidas das Americas
  ADR..........................     1,870        136,753
Cia Energetica de Minas
  Gerais.......................     4,342         92,615
Cia Siderurgica Nacional SA
  ADR..........................     1,733        122,211
Cia Vale do Rio Doce ADR.......    25,042        712,445
Gerdau SA ADR..................     4,220        110,648
Petroleo Brasileiro SA ADR.....     9,554        618,144
Tele Norte Leste Participacoes
  SA ADR.......................     3,676         82,563
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........     1,115        146,678
                                            ------------
TOTAL BRAZIL...................                2,466,094
                                            ------------
CANADA -- 6.6%
Agrium, Inc. ..................     2,079        113,354
Alcan, Inc. ...................     2,954        294,984
Bank of Montreal...............     3,647        238,558
Bank of Nova Scotia............     6,403        336,678
Barrick Gold Corp. ............     6,841        275,031
Brookfield Asset Management,
  Inc. (Class A)...............     4,339        166,582
Brookfield Properties Corp. ...     3,438         85,457
Cameco Corp. ..................     2,893        133,572
Canadian Imperial Bank of
  Commerce.....................     2,442        244,175
Canadian National Railway
  Co. .........................     3,994        228,137
Canadian Natural Resources,
  Ltd. ........................     3,994        303,700
Canadian Pacific Railway,
  Ltd. ........................     1,733        122,079
Canadian Tire Corp., Ltd. .....     1,280        102,238
Cognos, Inc. (a)...............     1,418         58,649
Enbridge, Inc. ................     3,542        129,889
EnCana Corp. ..................     5,938        367,502
Gildan Activewear, Inc. (a)....     2,441         96,761
Goldcorp, Inc. ................     5,485        167,801
Husky Energy, Inc. ............     2,926        122,052
IGM Financial, Inc. ...........     2,457        130,058
Imperial Oil, Ltd. ............     3,273        162,349
Loblaw Cos., Ltd. .............     2,321        105,271
Magna International, Inc.
  (Class A)....................     1,220        117,801
Manulife Financial Corp. ......    10,320        425,906
MDS, Inc. .....................     4,025         87,046
National Bank of Canada........     2,216        121,538
Nexen, Inc. ...................     3,472        106,183
Nortel Networks, Corp. (a).....     3,258         55,278
Onex, Corp. ...................     3,934        144,699
Penn West Energy Trust.........     3,108         96,646
Petro-Canada...................     4,040        232,024
Potash Corp of Saskatchewan....     2,489        263,127
Research In Motion, Ltd. (a)...     3,660        360,033
Rogers Communications, Inc. ...     3,497        159,348
Royal Bank of Canada...........     8,409        465,850
Shaw Communications, Inc. .....     3,740         92,964
Shoppers Drug Mart Corp. ......     2,381        130,300

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SNC-Lavalin Group, Inc. .......     2,547   $    113,676
Sun Life Financial, Inc. ......     4,145        217,741
Suncor Energy, Inc. ...........     3,348        318,257
Talisman Energy, Inc. .........     9,160        180,029
Teck Cominco, Ltd. (Class B)...     3,376        160,425
TELUS Corp. ...................     1,388         80,316
TELUS Corp. (Non-Voting).......       345         19,442
Thomson Corp. .................     2,818        118,142
TransAlta Corp. ...............     4,478        141,050
TransCanada Corp. .............     4,235        155,430
TSX Group, Inc. ...............     1,795         86,706
                                            ------------
TOTAL CANADA...................                8,434,834
                                            ------------
CHILE -- 0.2%
Empresa Nacional de
  Electricidad SA ADR..........     2,442        104,884
Enersis SA ADR.................     4,554         80,788
                                            ------------
TOTAL CHILE....................                  185,672
                                            ------------
CHINA -- 4.2%
Bank of China, Ltd. ...........   180,000         96,619
Bank of Communications Co.,
  Ltd. ........................    60,000         72,522
Bank of East Asia, Ltd. .......    21,303        119,970
Cheung Kong Holdings, Ltd. ....    15,000        247,147
China Life Insurance Co.,
  Ltd. ........................    60,000        344,461
China Merchants Holdings
  International Co., Ltd. .....    30,183        188,045
China Mobile, Ltd. ............    30,000        491,205
China Petroleum & Chemical
  Corp. .......................   150,000        186,712
China Resources Enterprise.....    30,000        127,628
China Telecom Corp., Ltd. .....   150,000        113,147
Citic 1616 Holdings, Ltd. .....       400            131
Citic Pacific, Ltd. ...........    30,000        191,539
CNOOC, Ltd. ...................   120,000        202,043
COSCO Pacific, Ltd. ...........    30,000         94,997
Esprit Holdings, Ltd. .........     7,500        119,229
Foxconn International Holdings,
  Ltd. (a).....................    15,000         41,127
Guangzhou R&F Properties Co.,
  Ltd. ........................    44,400        209,751
Hang Lung Properties, Ltd. ....    30,000        134,386
Henderson Land Development Co.,
  Ltd. ........................    13,000        103,165
Hong Kong & China Gas Co. .....    64,200        149,909
Hong Kong Exchanges and
  Clearing, Ltd. ..............     7,500        229,770
Huaneng Power International,
  Inc. ........................    60,000         83,103
Hutchison Whampoa, Ltd. .......    15,000        160,742
Industrial & Commercial Bank of
  China........................   210,000        146,782
Li & Fung, Ltd. ...............    30,000        127,822
New World Development Co.,
  Ltd. ........................    75,095        208,795
PCCW, Ltd. ....................    90,000         59,547
PetroChina Co., Ltd. ..........   150,000        284,605
Ping An Insurance Group Co. of
  China, Ltd. .................    15,000        207,179
Shangri-La Asia, Ltd. .........    30,000        101,176
Sun Hung Kai Properties,
  Ltd. ........................    15,000        252,940
Swire Pacific, Ltd. ...........    15,000        182,078
The Link REIT..................    37,955         83,252
                                            ------------
TOTAL CHINA....................                5,361,524
                                            ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S.......        15        205,481
Danisco A/S....................     1,100         85,312
Danske Bank A/S................     2,818        114,116
DSV A/S........................     3,751         88,204
GN Store Nord A/S (a)..........     3,827         38,698
Novo-Nordisk A/S (Class B).....     1,946        234,277
Vestas Wind Systems A/S (a)....     1,628        128,281
                                            ------------
TOTAL DENMARK..................                  894,369
                                            ------------
FINLAND -- 1.6%
Elisa Oyj......................     2,487         77,104
Fortum Oyj.....................     3,617        132,404
Kesko Oyj (Class B)............     1,508         99,917
Kone Oyj (Class B).............     1,373         99,876
Metso Oyj......................     1,598        109,766
Neste Oil Oyj..................     2,381         86,922
Nokia Oyj......................    23,007        872,299
Outokumpu Oyj..................     1,568         56,172
Sampo Oyj (Class A)............     3,964        120,697
Stora Enso Oyj.................     5,938        115,355
TietoEnator Oyj................     1,733         38,792
UPM-Kymmene Oyj................     4,869        117,439
Wartsila Oyj (Class B).........     1,100         75,168
YIT Oyj........................     2,743         81,296
                                            ------------
TOTAL FINLAND..................                2,083,207
                                            ------------
FRANCE -- 7.3%
Accor SA.......................     1,703        150,789
Air France-KLM.................     1,598         58,565
Air Liquide SA.................     1,690        225,586
Alcatel-Lucent.................    16,411        168,040
Alstom.........................       798        161,799
AXA............................    10,696        477,331
BNP Paribas SA.................     5,425        592,061
Bouygues SA....................     1,703        146,502
Cap Gemini SA..................     1,175         72,222
Carrefour SA...................     4,220        294,852
Compagnie de Saint-Gobain......     2,231        232,218
Compagnie Generale des
  Etablissements Michelin......     1,205        161,567
Credit Agricole SA.............     4,295        165,225
Essilor International SA.......     2,470        154,559
France Telecom SA..............    11,918        398,136
Groupe Danone..................     3,286        257,960
Hermes International...........       723         81,147
L'Oreal SA.....................     2,021        264,423
Lafarge SA.....................     1,070        165,333
Lagardere SCA..................     1,358        115,278
LVMH Moet Hennessy Louis
  Vuitton SA...................     1,643        196,437
Neopost SA.....................       620         87,221
Pernod -- Ricard SA............       675        146,901
PPR............................       515         96,634
PSA Peugeot Citroen............     1,463        120,425
Publicis Groupe................     1,780         73,006
Renault SA.....................     1,373        198,424
Sanofi-Aventis.................     6,871        580,237
Schneider Electric SA..........     1,853        233,482
Societe Generale...............     2,351        393,460
Sodexho Alliance SA............     1,055         72,768
Suez SA........................     7,006        411,496
Technip SA.....................     1,100         98,086
Thomson........................     3,288         49,940
Total SA.......................    14,180      1,149,870
Unibail-Rodamco................       485        124,492

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Valeo SA.......................     1,493   $     82,850
Vallourec SA...................       331         95,088
Veolia Environnement...........     2,268        194,784
Vinci SA.......................     3,256        253,706
Vivendi Universal SA...........     8,134        342,406
                                            ------------
TOTAL FRANCE...................                9,345,306
                                            ------------
GERMANY -- 6.4%
Adidas AG......................     2,336        152,818
Allianz SE.....................     2,954        688,339
Altana AG......................       890         21,391
BASF AG........................     3,213        443,228
Bayer AG.......................     5,110        405,654
Commerzbank AG.................     4,644        187,501
Continental AG.................     1,115        153,781
DaimlerChrysler AG.............     6,403        643,249
Deutsche Bank AG...............     3,557        457,195
Deutsche Boerse AG.............     1,660        225,453
Deutsche Lufthansa AG..........     2,788         79,973
Deutsche Post AG...............     5,714        165,774
Deutsche Telekom AG............    19,905        390,083
E.ON AG........................     4,190        772,619
Fresenius Medical Care AG & Co.
  KGaA.........................     1,723         91,325
Hypo Real Estate Holding AG....     1,418         80,422
Infineon Technologies AG (a)...     6,208        106,739
Linde AG.......................       980        121,378
MAN AG.........................     1,085        157,466
Merck KGaA.....................       606         72,910
Metro AG.......................     1,373        123,678
Muenchener Rueckversicherungs-
  Gesellschaft AG..............     1,463        280,403
Puma AG Rudolf Dassler Sport...        40         17,143
RWE AG.........................     3,288        412,426
Salzgitter AG..................       455         89,129
SAP AG.........................     6,253        365,045
Siemens AG.....................     5,700        781,605
ThyssenKrupp AG................     2,728        173,264
TUI AG (a).....................     2,803         75,102
Volkswagen AG..................     1,733        390,637
                                            ------------
TOTAL GERMANY..................                8,125,730
                                            ------------
GREECE -- 0.3%
Hellenic Telecommunications
  Organization SA ADR..........     6,238        117,212
National Bank of Greece SA
  ADR..........................    16,213        209,310
                                            ------------
TOTAL GREECE...................                  326,522
                                            ------------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas
  NyRt.........................       935        150,839
Richter Gedeon NyRt............       423         90,041
                                            ------------
TOTAL HUNGARY..................                  240,880
                                            ------------
INDIA -- 1.4%
Dr Reddy's Laboratories, Ltd.
  ADR..........................     5,276         86,315
HDFC Bank, Ltd. ADR............     1,055        113,022
ICICI Bank, Ltd. ADR...........     5,913        311,733
Infosys Technologies, Ltd.
  ADR..........................     4,750        229,853
Reliance Industries, Ltd. GDR
  (b)..........................     2,686        307,547
Satyam Computer Services, Ltd.
  ADR..........................    11,004        284,894
Tata Motors, Ltd. ADR..........    21,322        408,103
                                            ------------
TOTAL INDIA....................                1,741,467
                                            ------------
INDONESIA -- 0.2%
Astra International Tbk PT.....    56,000        117,879
Bank Rakyat Indonesia PT.......   124,500         89,852
Telekomunikasi Indonesia Tbk
  PT...........................    82,500         99,235
                                            ------------
TOTAL INDONESIA................                  306,966
                                            ------------
IRELAND -- 0.6%
Allied Irish Banks PLC.........     5,714        138,145
Bank of Ireland................     7,215        133,390
C&C Group PLC..................     3,756         30,981
CRH PLC........................     4,036        159,853
DCC PLC........................     2,139         62,969
Depfa Bank PLC.................     3,542         73,141
Grafton Group PLC (a)..........     4,055         45,293
Irish Life & Permanent PLC.....     3,108         68,732
                                            ------------
TOTAL IRELAND..................                  712,504
                                            ------------
ISRAEL -- 0.4%
Bank Hapoalim BM...............    21,469        109,549
Bank Leumi Le-Israel BM........    19,227         84,135
Teva Pharmaceutical Industries,
  Ltd. ADR.....................     5,998        266,731
                                            ------------
TOTAL ISRAEL...................                  460,415
                                            ------------
ITALY -- 2.8%
Assicurazioni Generali SpA.....     6,781        297,601
Atlantia SpA...................     3,333        112,291
Banca Monte dei Paschi di Siena
  SpA..........................    12,144         74,307
Banca Popolare di Milano
  Scarl........................     5,666         83,480
Banco Popolare Scarl (a).......     3,210         71,718
Capitalia SpA..................    13,409        127,766
Enel SpA.......................    28,282        319,357
Eni SpA........................    16,741        618,775
Fiat SpA.......................     4,824        145,510
Finmeccanica SpA...............     3,348         97,275
Intesa Sanpaolo SpA............    55,539        427,703
Lottomatica SpA................     2,021         72,860
Mediaset SpA...................     8,544         87,972
Mediobanca SpA.................     4,599        100,331
Pirelli & C. SpA (a)...........    54,077         64,985
Seat Pagine Gialle SpA.........    96,796         53,824
Telecom Italia SpA.............    99,386        301,411
UniCredito Italiano SpA........    51,425        438,804
Unione di Banche Italiane
  Scpa.........................     4,944        132,536
                                            ------------
TOTAL ITALY....................                3,628,506
                                            ------------
JAPAN -- 15.3%
Advantest Corp. ...............     1,500         46,690
Aeon Co., Ltd. ................     4,500         63,500
Aisin Seiki Co., Ltd. .........     1,500         59,862
Asahi Breweries, Ltd. .........     4,500         68,469
Asahi Glass Co., Ltd. .........    15,000        201,495
Asahi Kasei Corp. .............    15,000        121,028
Astellas Pharma, Inc. .........     4,500        215,581
Bridgestone Corp. .............     4,500         99,378
Canon, Inc. ...................     7,500        408,860
Casio Computer Co., Ltd. ......     3,000         42,934
Central Japan Railway Co. .....        15        159,110
Chubu Electric Power Co.,
  Inc. ........................     4,500        116,398
Chugai Pharmaceutical Co.,
  Ltd. ........................     3,000         49,480
Credit Saison Co., Ltd. .......     1,500         38,604
Daiichi Sankyo Co., Ltd. ......     6,000        179,977

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Daikin Industries, Ltd. .......     3,000   $    144,242
Daiwa Securities Group, Inc. ..    15,000        142,677
Denso Corp. ...................     3,000        112,942
Dentsu, Inc. ..................        15         42,516
East Japan Railway Co. ........        15        118,158
Eisai Co., Ltd. ...............     1,500         70,817
Electric Power Development Co.,
  Ltd. ........................     1,500         58,297
Elpida Memory, Inc. (a)........     1,500         55,036
Fanuc, Ltd. ...................     1,500        152,719
FUJIFILM Holdings Corp. .......     4,500        207,755
Fujitsu, Ltd. .................    15,000        105,899
Fukuoka Financial Group,
  Inc. ........................     6,000         35,108
Hankyu Hanshin Holdings,
  Inc. ........................    15,000         76,555
Hitachi, Ltd. .................    30,000        199,539
Hokuhoku Financial Group,
  Inc. ........................    15,000         42,386
Honda Motor Co., Ltd. .........    10,500        352,389
Hoya Corp. ....................     3,000        102,248
Ibiden Co., Ltd. ..............     1,500        126,114
Inpex Holdings, Inc. ..........        15        153,893
Isetan Co., Ltd. ..............     3,000         40,403
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........    15,000         47,081
Itochu Corp. ..................    15,000        181,933
Japan Real Estate Investment
  Corp. .......................        15        179,977
Japan Retail Fund Investment
  Corp. .......................        15        130,418
Japan Tobacco, Inc. ...........        30        164,587
JFE Holdings, Inc. ............     4,500        318,480
JS Group Corp. ................     3,000         52,115
JSR Corp. .....................     3,000         73,425
Kajima Corp. ..................    15,000         51,515
Kamigumi Co., Ltd. ............    15,000        125,853
Kawasaki Heavy Industries,
  Ltd. ........................    15,000         58,688
Kawasaki Kisen Kaisha, Ltd. ...    15,000        220,015
KDDI Corp. ....................        15        111,116
Keihin Electric Express Railway
  Co., Ltd. ...................    15,000         97,161
Kintetsu Corp. ................    30,000         93,118
Kobe Steel, Ltd. ..............    30,000        111,898
Komatsu, Ltd. .................     7,500        251,706
Konica Minolta Holdings,
  Inc. ........................     7,500        126,962
Kubota Corp. ..................    15,000        123,375
Kyocera Corp. .................     1,500        140,460
Makita Corp. ..................     1,500         65,731
Marubeni Corp. ................    15,000        137,460
Marui Co., Ltd. ...............     6,000         66,148
Matsushita Electric Industrial
  Co., Ltd. ...................    15,000        281,050
Millea Holdings, Inc. .........     4,500        180,759
Mitsubishi Chemical Holdings
  Corp. .......................    15,000        130,418
Mitsubishi Corp. ..............     9,000        284,832
Mitsubishi Electric Corp. .....    15,000        187,802
Mitsubishi Estate Co., Ltd. ...    15,000        429,074
Mitsubishi Heavy Industries,
  Ltd. ........................    30,000        195,887
Mitsubishi Rayon Co., Ltd. ....    15,000        106,160
Mitsubishi UFJ Financial Group,
  Inc. ........................    60,000        526,888
Mitsui & Co., Ltd. ............    15,000        363,866
Mitsui Chemicals, Inc. ........    15,000        148,807
Mitsui Mining & Smelting Co.,
  Ltd. ........................    15,000         64,557
Mitsui OSK Lines, Ltd. ........    15,000        242,707
Mitsui Sumitomo Insurance Co.,
  Ltd. ........................    15,000        175,934
Mizuho Financial Group, Inc. ..        60        341,695
Murata Manufacturing Co.,
  Ltd. ........................     1,500        107,986
NEC Corp. .....................    15,000         72,773
Nidec Corp. ...................     1,500        104,725
Nikko Cordial Corp. ...........     3,500         43,912
Nippon Mining Holdings, Inc. ..     7,500         75,251
Nippon Oil Corp. ..............    15,000        139,156
Nippon Steel Corp. ............    45,000        323,566
Nippon Telegraph & Telephone
  Corp. .......................        30        140,069
Nippon Yusen KK................    15,000        146,329
Nissan Motor Co., Ltd. ........    15,000        150,111
Nitto Denko Corp. .............     1,500         69,643
Nomura Holdings, Inc. .........    12,000        200,948
NTT Data Corp. ................        15         66,774
NTT DoCoMo, Inc. ..............       120        171,108
Obayashi Corp. ................    15,000         69,382
Omron Corp. ...................     3,000         79,294
ORIX Corp. ....................       600        136,678
Osaka Gas Co., Ltd. ...........    30,000        105,117
Resona Holdings, Inc. .........        30         51,385
Rohm Co., Ltd. ................     1,500        132,374
Secom Co., Ltd. ...............     1,500         72,121
Sega Sammy Holdings, Inc. .....     1,500         19,954
Seven & I Holdings Co., Ltd. ..     6,000        154,154
Sharp Corp. ...................    15,000        271,921
Shin-Etsu Chemical Co., Ltd. ..     3,000        207,103
Shinsei Bank, Ltd. ............    15,000         47,211
Softbank Corp. ................     6,000        110,594
Sompo Japan Insurance, Inc. ...    15,000        171,891
Sony Corp. ....................     7,500        363,213
Sumitomo Chemical Co., Ltd. ...    15,000        128,462
Sumitomo Corp. ................     7,500        144,764
Sumitomo Electric Industries,
  Ltd. ........................     6,000         95,466
Sumitomo Metal Industries,
  Ltd. ........................    30,000        174,760
Sumitomo Mitsui Financial
  Group, Inc. .................        45        350,172
T&D Holdings, Inc. ............     1,500         92,205
Takeda Pharmaceutical Co.,
  Ltd. ........................     6,000        421,510
Takefuji Corp. ................     1,350         26,762
TDK Corp. .....................     1,500        131,461
Teijin, Ltd. ..................    15,000         73,164
Terumo Corp. ..................     1,500         75,642
The 77 Bank, Ltd. .............    15,000        100,813
The Bank of Yokohama, Ltd. ....    15,000        103,421
The Chiba Bank, Ltd. ..........    15,000        115,811
The Furukawa Electric Co.,
  Ltd. ........................    15,000         73,295
The Joyo Bank, Ltd. ...........    15,000         83,598
The Kansai Electric Power Co.,
  Inc. ........................     4,500        102,704
The Shizuoka Bank, Ltd. .......    15,000        145,546
The Sumitomo Trust & Banking
  Co., Ltd. ...................    15,000        113,333
The Tokyo Electric Power Co.,
  Inc. ........................     7,500        189,106
Tokyo Electron., Ltd. .........     1,500         94,944
Tokyo Gas Co., Ltd. ...........    15,000         69,774
Tokyu Corp. ...................    15,000         97,813
Toppan Printing Co., Ltd. .....    15,000        154,284
Toray Industries, Inc. ........    15,000        118,941
Toshiba Corp. .................    15,000        139,938
Toyota Motor Corp. ............    19,500      1,149,502
Toyota Tsusho Corp. ...........     1,500         39,777
West Japan Railway Co. ........        15         71,469
Yahoo! Japan Corp. ............       135         51,059
Yamada Denki Co., Ltd. ........       900         88,971

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Yamaha Corp. ..................     3,000   $     67,165
Yamaha Motor Co., Ltd. ........     3,000         76,425
                                            ------------
TOTAL JAPAN....................               19,567,517
                                            ------------
LUXEMBOURG -- 0.3%
ArcelorMittal..................     4,644        365,557
                                            ------------
MEXICO -- 0.9%
America Movil SAB de CV........   136,390        436,562
Cemex SAB de CV (a)............    60,946        182,036
Fomento Economico Mexicano SAB
  de CV........................    19,818         73,837
Grupo Financiero Banorte SAB de
  CV...........................    19,905         78,822
Grupo Modelo SAB de CV.........    18,037         86,600
Grupo Televisa SA de CV........    27,951        134,328
Telefonos de Mexico SA de CV...   106,078        173,940
                                            ------------
TOTAL MEXICO...................                1,166,125
                                            ------------
NETHERLANDS -- 4.8%
ABN AMRO Holding NV............    13,091        687,911
Aegon NV.......................    11,068        211,393
Akzo Nobel NV..................     2,306        189,554
ASML Holding NV (a)............     4,145        137,054
Euronext NV (a)................         2            266
European Aeronautic Defence and
  Space Co. NV.................     2,592         79,475
Heineken NV....................     1,931        126,379
ING Groep NV...................    12,974        574,379
James Hardie Industries NV
  ADR..........................     8,209         51,796
Koninklijke (Royal) Philips
  Electronics NV...............     8,694        391,326
Koninklijke Ahold NV (a).......     9,884        148,999
Koninklijke DSM NV.............     1,816         97,752
Reed Elsevier NV...............     8,424        159,576
Royal Dutch Shell PLC (Class
  A)...........................    25,238      1,037,113
Royal Dutch Shell PLC (Class
  B)...........................    18,412        754,735
Royal KPN NV...................    14,781        255,823
Royal Numico NV................     1,421        109,936
SBM Offshore NV................     2,105         82,534
STMicroelectronics NV..........     5,395         90,459
TNT NV.........................     3,647        152,485
Unilever NV....................    11,698        360,176
Unilever PLC...................     8,878        279,453
Wereldhave NV..................       829         99,563
Wolters Kluwer NV..............     3,137         92,884
                                            ------------
TOTAL NETHERLANDS..............                6,171,021
                                            ------------
NORWAY -- 0.8%
DnB NOR ASA....................     6,570        100,205
Norsk Hydro ASA................     5,863        253,561
Norske Skogindustrier ASA......     4,704         50,057
Orkla ASA......................    10,470        185,949
Statoil ASA....................     4,644        157,377
Storebrand ASA.................     4,370         67,538
Telenor ASA (a)................     5,878        117,078
Yara International ASA.........     2,984         93,830
                                            ------------
TOTAL NORWAY...................                1,025,595
                                            ------------
POLAND -- 0.1%
Telekomunikacja Polska SA GDR..    10,065        100,650
                                            ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA...    30,301        125,399
Portugal Telecom, SGPS SA......    11,376        159,034
                                            ------------
TOTAL PORTUGAL.................                  284,433
                                            ------------
RUSSIA -- 1.6%
Gazprom OAO ADR................    16,856        743,350
LUKOIL ADR.....................     4,040        335,724
Mobile Telesystems OJSC ADR....     2,021        140,075
Tatneft GDR....................     2,579        283,690
Unified Energy System ADR......     2,256        274,104
Vimpel-Communications ADR......     9,609        259,827
                                            ------------
TOTAL RUSSIA...................                2,036,770
                                            ------------
SINGAPORE -- 0.9%
CapitaLand, Ltd. ..............    23,000        126,276
DBS Group Holdings, Ltd. ......    15,000        218,263
Fraser and Neave, Ltd. ........    30,000        115,194
Singapore Exchange, Ltd. ......    30,000        260,703
Singapore Press Holdings,
  Ltd. ........................    45,000        130,957
Singapore Telecommunications,
  Ltd. ........................    45,000        121,863
United Overseas Bank, Ltd. ....    15,000        223,315
                                            ------------
TOTAL SINGAPORE................                1,196,571
                                            ------------
SOUTH AFRICA -- 1.3%
Anglo Platinum, Ltd. ..........       560         84,656
AngloGold Ashanti, Ltd. .......     1,750         82,771
Barloworld, Ltd. ..............     3,692         69,378
FirstRand, Ltd. ...............    26,701         85,561
Gold Fields, Ltd. .............     6,590        118,628
Harmony Gold Mining Co., Ltd.
  (a)..........................    10,585        125,223
Impala Platinum Holdings,
  Ltd. ........................     4,478        155,830
Imperial Holdings, Ltd. .......     3,333         62,342
Mondi, Ltd. ...................       756          7,516
MTN Group, Ltd. ...............    10,786        163,430
Naspers, Ltd. .................     3,123         86,498
Pretoria Portland Cement Co.,
  Ltd. ........................     5,032         34,876
Sanlam, Ltd. ..................    29,185         94,240
Sasol, Ltd. ...................     4,644        199,315
Standard Bank Group, Ltd. .....    10,202        147,126
Telkom SA, Ltd. ...............     3,438         86,489
                                            ------------
TOTAL SOUTH AFRICA.............                1,603,879
                                            ------------
SOUTH KOREA -- 2.8%
Hana Financial Group, Inc. ....     1,300         61,296
Hyundai Development Co. .......       960         89,690
Hyundai Heavy Industries.......       480        221,865
Hyundai Mobis..................       660         70,028
Kia Motors Corp. (a)...........     4,940         67,205
Kookmin Bank...................     2,880        239,803
Korea Electric Power Corp.
  ADR..........................     4,280         99,082
KT Corp. ADR...................     3,078         77,104
KT Freetel Co., Ltd. ..........     1,920         69,654
KT&G Corp. ....................     1,300        101,568
LG Electronics, Inc. ..........     1,300        121,456
NHN Corp. (a)..................       457        105,767
POSCO ADR......................     2,261        404,199
Samsung Corp. .................     2,350        172,819
Samsung Electro-Mechanics Co.,
  Ltd. ........................     1,870        122,807
Samsung Electronics Co., Ltd.
  GDR (b)......................     1,904        597,381

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Samsung Fire & Marine Insurance
  Co., Ltd. ...................       480   $    103,327
Samsung Heavy Industries Co.,
  Ltd. ........................     2,540        135,028
Samsung Securities Co., Ltd. ..     1,300        117,904
Shinhan Financial Group Co.,
  Ltd. ........................     2,190        143,105
Shinsegae Co., Ltd. ...........       140         97,449
SK Corp. ......................       477        101,639
SK Energy Co., Ltd. (a)........       482         84,270
SK Telecom Co., Ltd. ADR.......     3,542        105,197
                                            ------------
TOTAL SOUTH KOREA..............                3,509,643
                                            ------------
SPAIN -- 3.7%
Abertis Infraestructuras SA....     3,844        119,886
Acciona SA.....................       500        135,602
Acerinox SA....................     3,063         91,912
ACS Actividades de Construccion
  y Servicios..................     2,577        141,831
Altadis SA.....................     2,848        199,841
Banco Bilbao Vizcaya Argentaria
  SA...........................    22,719        531,173
Banco Popular Espanol SA.......     8,604        147,446
Banco Santander Central Hispano
  SA...........................    37,684        730,463
Ebro Puleva SA.................     4,355         89,062
Endesa SA......................     5,049        287,863
Gamesa Corp. Tecnologica SA....     3,078        125,412
Gas Natural SDG SA.............     2,321        130,712
Grupo Ferrovial SA.............       890         75,120
Iberdrola SA...................     5,980        350,383
Indra Sistemas SA..............     3,887        104,864
Industria de Desino Textil SA
  (Inditex)....................     2,006        134,825
Mapfre SA......................    15,009         67,664
Repsol YPF SA..................     6,721        239,435
Sacyr Vallehermoso SA..........     1,175         41,007
Telefonica SA..................    29,983        837,029
Union Fenosa SA................     1,463         86,324
                                            ------------
TOTAL SPAIN....................                4,667,854
                                            ------------
SWEDEN -- 1.8%
Assa Abloy AB (Class B)........     3,964         81,957
Atlas Copco AB (Class B).......     9,132        145,399
Boliden AB.....................     2,728         57,878
Hennes & Mauritz AB (Class B)..     3,288        207,627
Husqvarna AB (Class B).........     4,602         59,223
Nordea Bank AB.................    15,069        261,592
Sandvik AB.....................     8,179        174,793
Securitas AB (Class B).........     4,959         65,159
Skandinaviska Enskilda Banken
  AB...........................     3,812        123,452
Skanska AB (Class B)...........     4,914         97,041
SKF AB (Class B)...............     4,779        100,285
Svenska Handelsbanken AB (Class
  A)...........................     4,190        129,540
Tele2 AB (Class B).............     4,100         88,255
Telefonaktiebolaget LM Ericsson
  (Class B)....................   107,704        429,547
TeliaSonera AB.................    14,510        130,654
Volvo AB ADR...................    10,930        189,233
                                            ------------
TOTAL SWEDEN...................                2,341,635
                                            ------------
SWITZERLAND -- 5.3%
ABB, Ltd. .....................    14,918        391,530
Adecco SA......................     1,190         70,135
Ciba Specialty Chemicals AG....     1,448         73,565
Compagnie Financiere Richemont
  SA (Class A).................     3,857        254,723
Credit Suisse Group............     7,954        526,318
Geberit AG.....................       451         58,798
Givaudan SA....................       105         96,713
Holcim, Ltd. ..................     1,553        170,960
Kuehne & Nagel International
  AG...........................       920         90,252
Logitech International SA (a)..     1,916         56,847
Nestle SA......................     2,668      1,194,456
Nobel Biocare Holding AG.......       255         68,814
Novartis AG....................    15,417        847,922
PSP Swiss Property AG (a)......     2,472        130,774
Roche Holding AG...............     4,794        866,301
SGS SA.........................        60         68,310
Swatch Group AG................       470        153,689
Swiss Reinsurance..............     2,457        218,106
Syngenta AG....................       844        181,342
UBS AG.........................    13,183        706,434
Xstrata PLC....................     4,355        287,829
Zurich Financial Services AG...     1,040        310,923
                                            ------------
TOTAL SWITZERLAND..............                6,824,741
                                            ------------
TAIWAN -- 1.7%
AU Optronics Corp. ADR.........    35,467        600,101
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR..    79,266        802,172
United Microelectronics Corp.
  ADR..........................   229,713        824,670
                                            ------------
TOTAL TAIWAN...................                2,226,943
                                            ------------
THAILAND -- 0.3%
Bangkok Bank PCL...............    98,400        330,153
PTT PCL........................    11,200        109,794
                                            ------------
TOTAL THAILAND.................                  439,947
                                            ------------
TURKEY -- 0.3%
Akbank TAS.....................    12,321         93,580
Turkiye Garanti Bankasi AS.....    19,845        151,545
Turkiye Is Bankasi.............    15,762         94,991
                                            ------------
TOTAL TURKEY...................                  340,116
                                            ------------
UNITED KINGDOM -- 15.6%
3i Group PLC...................     3,676         74,668
Anglo American PLC.............     9,366        627,601
AstraZeneca PLC................    10,908        544,251
Aviva PLC......................    17,251        258,677
BAE Systems PLC................    23,310        234,366
Barclays PLC...................    43,136        523,344
Barratt Developments PLC.......     2,984         45,474
BG Group PLC...................    23,790        410,044
BHP Billiton PLC...............    17,266        615,595
BP PLC.........................   133,452      1,542,966
British Airways PLC (a)........     5,714         44,616
British American Tobacco PLC...    10,661        380,537
British Land Co. PLC...........     4,145         98,973
British Sky Broadcasting Group
  PLC..........................     9,794        138,679
BT Group PLC...................    57,167        357,560
Burberry Group PLC.............     5,773         77,274
Cable & Wireless PLC...........    20,129         75,458
Cadbury Schweppes PLC..........    16,091        185,879
Capita Group PLC...............     6,372         93,990
Carnival PLC...................     1,688         80,267
Centrica PLC...................    26,701        206,989
Cobham PLC.....................    21,156         83,618

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Compass Group PLC..............    18,322   $    112,731
Diageo PLC.....................    18,546        405,807
DSG International PLC..........    18,971         52,178
Enerplus Resources Fund........     2,261        106,713
Enterprise Inns PLC............     6,418         77,408
Experian Group, Ltd. ..........     8,149         85,834
FirstGroup PLC.................     6,103         85,608
G4S PLC........................    15,881         65,357
GKN PLC........................    10,561         76,168
GlaxoSmithKline PLC............    39,386      1,040,752
Hammerson PLC..................     3,078         73,496
Hays PLC.......................    19,890         53,895
HBOS PLC.......................    26,366        491,240
Home Retail Group PLC..........     8,014         60,860
HSBC Holdings PLC..............    74,086      1,365,243
ICAP PLC.......................     6,796         72,967
IMI PLC........................     8,830         96,155
Imperial Chemical Industries
  PLC..........................     9,809        130,298
Imperial Tobacco Group PLC.....     5,049        230,522
Inchcape PLC...................     6,278         53,848
Intercontinental Hotels Group
  PLC..........................     3,034         59,990
International Power PLC........    12,431        114,285
Intertek Group PLC.............     3,887         74,995
Invesco PLC....................     6,523         87,911
Investec PLC...................     4,325         45,115
ITV PLC........................    37,034         77,413
J Sainsbury PLC................    13,130        154,483
Kingfisher PLC.................    21,997         80,130
Land Securities Group PLC......     3,438        117,814
Legal & General Group PLC......    42,837        116,598
Lloyds TSB Group PLC...........    38,287        423,172
LogicaCMG PLC..................    14,465         44,574
Man Group PLC..................    13,669        154,142
Marks & Spencer Group PLC......    12,734        159,683
Mondi PLC......................     1,891         17,915
National Grid PLC..............    19,032        303,995
Next PLC.......................     2,547        101,914
Old Mutual PLC.................    39,147        127,849
Pearson PLC....................     6,841        105,577
Persimmon PLC..................     2,775         54,501
Prudential PLC.................    16,773        256,806
Punch Taverns PLC..............     2,713         54,499
Rank Group.....................     2,646          8,720
Reckitt Benckiser PLC..........     4,473        261,727
Reed Elsevier PLC..............    11,513        144,958
Rentokil Initial PLC...........    26,383         89,711
Resolution PLC.................     6,118         85,070
Reuters Group PLC..............    10,561        138,351
Rio Tinto PLC..................     7,247        624,250
Rolls-Royce Group PLC (Class B)
  (a)..........................    13,984        148,862
Royal & Sun Alliance Insurance
  Group PLC....................    24,575         77,355
Royal Bank of Scotland Group
  PLC..........................    64,168        686,346
SABMiller PLC..................     6,463        183,290
Scottish & Newcastle PLC.......     8,379        104,389
Scottish and Southern Energy
  PLC..........................     6,493        199,883
Severn Trent PLC...............     3,228         92,730
Smith & Nephew PLC.............     9,491        115,535
Smiths Group PLC...............     3,849         83,828
Standard Life PLC..............    17,768        104,436
Tate & Lyle PLC................     5,515         45,225
Taylor Wimpey PLC..............    13,662         76,753
Tesco PLC......................    54,921        491,491
The Sage Group PLC.............    14,480         73,531
Tomkins PLC....................    13,834         64,050
United Utilities PLC...........     8,634        123,133
Vodafone Group.................   371,073      1,334,349
Whitbread PLC..................     2,487         82,185
William Hill PLC...............     6,058         79,422
Wolseley PLC...................     5,110         86,046
WPP Group PLC..................     9,551        128,817
Yell Group PLC.................     8,044         70,306
                                            ------------
TOTAL UNITED KINGDOM...........               19,976,016
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $115,898,380)..........              126,129,433
                                            ------------
PREFERRED STOCKS -- 0.1%
GERMANY -- 0.1%
Porsche AG (Cost $119,395).....        75        158,897
                                            ------------
RIGHTS -- 0.0%(C)
AUSTRALIA -- 0.0% (C)
Newcrest Mining, Ltd. (expiring
  10/04/07)  (a)...............     1,234         11,575
                                            ------------
AUSTRIA-- 0.0% (C)
Raiffeisen International Bank
  Holding AG (expiring
  10/03/07) (a)................       376             --
Wienerberger AG (expiring
  10/11/07) (a)................     1,327             --
                                            ------------
TOTAL AUSTRIA..................                       --
                                            ------------
BELGIUM-- 0.0%(C)
Fortis (expiring 10/09/07)
  (a)..........................     7,999         42,318
                                            ------------
HONG KONG-- 0.0% (C)
Dah Chong Hong (expiring
  10/08/07) (a)................     1,200             --
                                            ------------
ITALY-- 0.0% (C)
Capitalia SpA (expiring
  10/03/07) (a)................    13,409             --
                                            ------------
TOTAL RIGHTS --
  (Cost $52,792)...............                   53,893
                                            ------------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $64,790)...............    64,790         64,790
                                            ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $116,135,357)..........              126,407,013
OTHER ASSETS AND
  LIABILITIES -- 1.0%..........                1,283,852
                                            ------------
NET ASSETS -- 100.0%...........             $127,690,865
                                            ============




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.7% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt



See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
COMMON STOCKS -- 99.4%
JAPAN -- 99.4%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. .....   28,180   $    422,155
                                           ------------
AIRLINES -- 0.3%
All Nippon Airways Co., Ltd. ..   96,000        373,934
Japan Airlines Corp. (a) ......  192,000        415,667
                                           ------------
                                                789,601
                                           ------------
AUTO COMPONENTS -- 2.8%
Aisin Seiki Co., Ltd. .........   16,668        665,184
Bosch Corp. ...................   46,727        226,698
Bridgestone Corp. .............   50,403      1,113,104
Denso Corp. ...................   38,447      1,447,424
FCC Co., Ltd. .................    7,684        138,294
Futaba Industrial Co., Ltd. ...   12,308        316,756
Keihin Corp. ..................    7,156        135,946
NGK Spark Plug Co., Ltd. ......   19,160        297,358
NHK Spring Co., Ltd. ..........   23,340        177,767
Nissin Kogyo Co., Ltd. ........    9,116        262,348
NOK Corp. .....................   16,316        348,975
Showa Corp. ...................   11,912        141,786
Stanley Electric Co., Ltd. ....   16,844        405,668
Sumitomo Rubber Industries,
  Inc. ........................   21,908        275,052
Tokai Rika Co., Ltd. ..........   12,220        339,991
Toyo Tire & Rubber Co., Ltd. ..   49,851        290,398
Toyoda Gosei Co., Ltd. ........    9,468        342,450
Toyota Industries Corp. .......   16,272        700,312
                                           ------------
                                              7,625,511
                                           ------------
AUTOMOBILES -- 6.8%
Daihatsu Motor Co., Ltd. ......   26,464        274,499
Fuji Heavy Industries, Ltd. ...   51,347        225,451
Honda Motor Co., Ltd. .........  112,674      3,781,434
Isuzu Motors, Ltd. ............   95,651        547,219
Mazda Motor Corp. .............   71,123        359,279
Mitsubishi Motors Corp. (a)....  239,173        363,911
Nissan Motor Co., Ltd. ........  170,362      1,704,879
Suzuki Motor Corp. ............   28,492        842,262
Toyota Motor Corp. ............  165,077      9,731,097
Yamaha Motor Co., Ltd. ........   18,716        476,789
                                           ------------
                                             18,306,820
                                           ------------
BEVERAGES -- 0.7%
Asahi Breweries, Ltd. .........   31,684        482,085
ITO EN, Ltd. ..................    9,556        232,638
Kirin Brewery Co., Ltd. .......   67,207        888,185
Takara Holdings, Inc. .........   51,479        302,120
                                           ------------
                                              1,905,028
                                           ------------
BUILDING PRODUCTS -- 1.0%
Aica Kogyo Co., Ltd. ..........   22,084        241,356
Asahi Glass Co., Ltd. .........   71,299        957,762
Daikin Industries, Ltd. .......   19,332        929,496
JS Group Corp. ................   25,872        449,439
                                           ------------
                                              2,578,053
                                           ------------
CAPITAL MARKETS -- 1.9%
Daiwa Securities Group, Inc. ..   99,482        946,253
JAFCO Co., Ltd. ...............    4,712        174,526
Mitsubishi UFJ Securities
  Co. .........................   25,936        226,854
Nomura Holdings, Inc. .........  151,476      2,536,563
Okasan Holdings, Inc. .........   29,107        168,799
SBI E*trade Securities Co.,
  Ltd. ........................      192        181,959
SBI Holdings, Inc. ............      864        226,489
Shinko Securities Co., Ltd. ...   73,587        340,375
Tokai Tokyo Securities Co.,
  Ltd. ........................   68,967        350,786
                                           ------------
                                              5,152,604
                                           ------------
CHEMICALS -- 4.7%
Asahi Kasei Corp. .............   94,859        765,371
Daicel Chemical Industries,
  Ltd. ........................   45,055        356,084
Dainippon Ink and Chemicals,
  Inc. ........................   75,391        333,644
Hitachi Chemical Co., Ltd. ....   12,176        251,428
JSR Corp. .....................   18,760        459,152
Kaneka Corp. ..................   28,224        237,051
Kansai Paint Co., Ltd. ........   28,092        215,181
Kuraray Co., Ltd. .............   36,971        467,703
Mitsubishi Chemical Holdings
  Corp. .......................   83,123        722,714
Mitsubishi Gas Chemical Co.,
  Inc. ........................   28,268        261,752
Mitsubishi Rayon Co., Ltd. ....   50,291        355,926
Mitsui Chemicals, Inc. ........   52,843        524,226
Nifco, Inc. ...................   13,828        330,626
Nissan Chemical Industries,
  Ltd. ........................   22,416        276,363
Nitto Denko Corp. .............   14,884        691,045
Sekisui Chemical Co., Ltd. ....   47,079        345,065
Shin-Etsu Chemical Co., Ltd. ..   29,020      2,003,380
Showa Denko K.K. ..............   90,723        343,125
Sumitomo Chemical Co., Ltd. ...  117,674      1,007,772
Taiyo Nippon Sanso Corp. ......   28,180        252,852
Teijin, Ltd. ..................   73,367        357,857
Tokai Carbon Co., Ltd. ........   27,828        315,020
Toray Industries, Inc. ........  100,758        798,951
Tosoh Corp. ...................   50,599        327,751
Ube Industries, Ltd. ..........   97,543        345,172
Zeon Corp. ....................   24,132        237,512
                                           ------------
                                             12,582,723
                                           ------------
COMMERCIAL BANKS -- 8.6%
Fukuoka Financial Group,
  Inc. ........................   51,000        298,422
Hokuhoku Financial Group,
  Inc. ........................   99,658        281,605
Mitsubishi UFJ Financial Group,
  Inc. ........................  700,000      6,147,024
Mitsui Trust Holdings, Inc. ...   73,981        576,333
Mizuho Financial Group, Inc. ..      764      4,350,911
Resona Holdings, Inc. .........      384        657,723
Shinsei Bank, Ltd. ............  114,726        361,090
Sumitomo Mitsui Financial
  Group, Inc. .................      480      3,735,165
Suruga Bank, Ltd. .............   25,496        311,011
The 77 Bank, Ltd. .............   45,803        307,836
The Awa Bank, Ltd. ............   50,731        250,093
The Bank of Kyoto, Ltd. .......   27,916        338,104
The Bank of Yokohama, Ltd. ....   94,947        654,636
The Chiba Bank, Ltd. ..........   53,063        409,685
The Chugoku Bank, Ltd. ........   22,504        305,427
The Hachijuni Bank, Ltd. ......   49,719        357,498
The Hiroshima Bank, Ltd. ......   66,811        364,218
The Hyakugo Bank, Ltd. ........   49,147        283,733
The Iyo Bank, Ltd. ............   28,180        272,943

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
The Joyo Bank, Ltd. ...........   70,155   $    390,987
The Juroku Bank, Ltd. .........   48,883        272,009
The Musashino Bank, Ltd. ......    5,020        237,873
The Nanto Bank, Ltd. ..........   51,391        243,964
The Nishi-Nippon City Bank,
  Ltd. ........................   52,799        148,277
The Shizuoka Bank, Ltd. .......   45,363        440,161
The Sumitomo Trust & Banking
  Co., Ltd. ...................  121,634        919,010
Yamaguchi Financial Group,
  Inc. ........................   23,076        240,762
                                           ------------
                                             23,156,500
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Dai Nippon Printing Co.,
  Ltd. ........................   47,739        681,541
Meitec Corp. ..................   11,912        349,028
Nissha Printing Co., Ltd. .....    4,536        131,724
Park24 Co., Ltd. ..............   12,000        107,777
Secom Co., Ltd. ...............   19,068        916,803
The Goodwill Group, Inc. (a) ..      288         53,937
Toppan Printing Co., Ltd. .....   47,299        486,499
                                           ------------
                                              2,727,309
                                           ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Epson Toyocom Corp. ...........   25,188        151,327
                                           ------------
COMPUTERS & PERIPHERALS -- 1.7%
Fujitsu, Ltd. .................  165,498      1,168,408
NEC Corp. .....................  167,918        814,661
Seiko Epson Corp. .............   12,176        301,184
Toshiba Corp. .................  237,633      2,216,930
                                           ------------
                                              4,501,183
                                           ------------
CONSTRUCTION & ENGINEERING -- 1.1%
Chiyoda Corp. .................   19,688        354,338
COMSYS Holdings Corp. .........   24,000        262,922
JGC Corp. .....................   22,460        432,543
Kajima Corp. ..................   94,595        324,871
Kyowa Exeo Corp. ..............   22,548        236,233
Maeda Corp. ...................   66,855        258,085
Obayashi Corp. ................   66,679        308,422
Shimizu Corp. .................   67,559        367,120
Taisei Corp. ..................   98,995        286,618
                                           ------------
                                              2,831,152
                                           ------------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. .........   95,607        363,259
                                           ------------
CONSUMER FINANCE -- 1.4%
Acom Co., Ltd. ................    8,422        187,457
Aeon Credit Service Co.,
  Ltd. ........................   10,040        107,807
Aiful Corp. ...................   13,081        204,719
Credit Saison Co., Ltd. .......   14,664        377,389
Mitsubishi UFJ NICOS Co., Ltd.
  (a)..........................   68,282        134,765
NIS Group Co., Ltd. ...........   28,182        102,422
Orient Corp. (a) ..............   73,501         72,852
ORIX Corp. ....................    8,116      1,848,795
Promise Co., Ltd. .............   10,514        255,960
SFCG Co., Ltd. ................    1,178        164,796
Takefuji Corp. ................    9,164        181,663
                                           ------------
                                              3,638,625
                                           ------------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ......   16,448        309,611
                                           ------------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ...   11,692        233,810
                                           ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Benesse Corp. .................    9,028        345,374
                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. ........................  212,370        360,059
                                           ------------
DIVERSIFIED TELECOMMUNICATION -- 1.3%
Nippon Telegraph & Telephone
  Corp. .......................      768      3,585,758
                                           ------------
ELECTRIC UTILITIES -- 3.8%
Chubu Electric Power Co.,
  Inc. ........................   49,963      1,292,353
Funai Electric Co., Ltd. ......    2,695        117,159
Hokkaido Electric Power Co.,
  Inc. ........................   18,628        402,474
Hokuriku Electric Power Co. ...   19,112        373,051
Kyushu Electric Power Co.,
  Inc. ........................   28,976        765,874
Sanyo Electric Co., Ltd. (a) ..  162,422        266,902
Sharp Corp. ...................   71,519      1,296,501
Shikoku Electric Power Co.,
  Inc. ........................   21,072        528,563
The Chugoku Electric Power Co.,
  Inc. ........................   23,648        480,095
The Kansai Electric Power Co.,
  Inc. ........................   57,911      1,321,709
The Okinawa Electric Power Co.,
  Inc. ........................    7,536        478,965
The Tokyo Electric Power Co.,
  Inc. ........................   86,667      2,185,231
Tohoku Electric Power Co.,
  Inc. ........................   34,043        726,649
                                           ------------
                                             10,235,526
                                           ------------
ELECTRICAL EQUIPMENT -- 1.5%
Fuji Electric Holdings Co.,
  Ltd. ........................   69,099        307,600
Fujikura, Ltd. ................   29,107        183,983
Matsushita Electric Works,
  Ltd. ........................   29,151        351,034
Mitsubishi Electric Corp. .....  144,974      1,815,090
Sumitomo Electric Industries,
  Ltd. ........................   59,387        944,905
Ushio, Inc. ...................   16,536        300,484
                                           ------------
                                              3,903,096
                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.2%
Alps Electric Co., Ltd. .......   23,868        286,794
Casio Computer Co., Ltd. ......   18,848        269,737
Dainippon Screen Manufacturing
  Co., Ltd. ...................   25,364        152,605
Hamamatsu Photonics K.K. ......    9,468        273,301
Hirose Electric Co., Ltd. .....    2,708        328,920
Hitachi, Ltd. .................  216,933      1,442,888
Horiba, Ltd. ..................    9,204        386,518
Hoya Corp. ....................   33,732      1,149,671
Ibiden Co., Ltd. ..............    9,996        840,424
Keyence Corp. .................    2,840        629,657
Konica Minolta Holdings,
  Inc. ........................   36,575        619,150
Kyocera Corp. .................   14,092      1,319,574
Murata Manufacturing Co.,
  Ltd. ........................   18,628      1,341,041
Nidec Corp. ...................    5,064        353,553
Nippon Electric Glass Co.,
  Ltd. ........................   33,548        539,615
Oki Electric Industry Co., Ltd.
  (a) .........................  115,166        198,260
Olympus Corp. .................   21,492        881,991
Omron Corp. ...................   21,380        565,102
Shimadzu Corp. ................   28,312        289,483
Taiyo Yuden Co., Ltd. .........   19,776        391,170
TDK Corp. .....................    9,996        876,057
The Furukawa Electric Co.,
  Ltd. ........................   66,899        326,890
Yaskawa Electric Corp. ........   23,604        293,678
Yokogawa Electric Corp. .......   21,864        265,755
                                           ------------
                                             14,021,834
                                           ------------

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
FOOD & STAPLES RETAILING -- 1.2%
Aeon Co., Ltd. ................   52,803   $    745,114
Cawachi, Ltd. .................    9,248        248,457
FamilyMart Co., Ltd. ..........    9,952        259,151
Izumiya Co., Ltd. .............   27,740        155,324
Seven & I Holdings Co., Ltd. ..   66,939      1,719,817
UNY Co., Ltd. .................   24,000        208,877
                                           ------------
                                              3,336,740
                                           ------------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ...........   48,003        601,003
Hokuto Corp. ..................   24,000        394,801
Kikkoman Corp. ................   27,256        410,920
Meiji Dairies Corp. ...........   44,175        249,268
Nissin Food Products Co.,
  Ltd. ........................   12,440        443,455
Sakata Seed Corp. .............   31,684        426,163
Yakult Honsha Co., Ltd. .......   12,264        278,836
                                           ------------
                                              2,804,446
                                           ------------
GAS UTILITIES -- 0.6%
Saibu Gas Co., Ltd. ...........  322,273        753,740
Tokyo Gas Co., Ltd. ...........  187,873        873,904
                                           ------------
                                              1,627,644
                                           ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Miraca Holdings, Inc. .........    9,336        211,453
Terumo Corp. ..................   14,356        723,947
                                           ------------
                                                935,400
                                           ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. ........    2,884        183,800
Mediceo Paltac Holdings Co.,
  Ltd. ........................   16,492        251,793
Suzuken Co., Ltd. .............    7,332        246,705
                                           ------------
                                                682,298
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. .......    6,804        393,989
Round One Corp. ...............       96        212,007
                                           ------------
                                                605,996
                                           ------------
HOUSEHOLD DURABLES -- 3.6%
Daikyo, Inc. ..................   27,256         87,919
Daiwa House Industry Co.,
  Ltd. ........................   45,363        591,220
Haseko Corp. (a) ..............   82,639        197,589
Matsushita Electric Industrial
  Co., Ltd. ...................  172,981      3,241,091
Pioneer Corp. .................   18,760        229,821
Sangetsu Co., Ltd. ............   14,576        316,828
Sekisui House, Ltd. ...........   42,679        536,572
Sony Corp. ....................   89,111      4,315,509
TOTO, Ltd. ....................   28,444        206,006
                                           ------------
                                              9,722,555
                                           ------------
HOUSEHOLD PRODUCTS -- 0.6%
Kao Corp. .....................   43,339      1,292,464
Uni-Charm Corp. ...............    4,844        296,920
                                           ------------
                                              1,589,384
                                           ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. ........................   14,840        576,749
                                           ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings,
  Inc. ........................  116,486        594,507
Keihan Electric Railway Co.,
  Ltd. ........................   68,747        286,907
                                           ------------
                                                881,414
                                           ------------
INSURANCE -- 2.4%
Aioi Insurance Co., Ltd. ......   52,579        305,376
Millea Holdings, Inc. .........   57,647      2,315,604
Mitsui Sumitomo Insurance Co.,
  Ltd. ........................  115,122      1,350,255
Nipponkoa Insurance Co.,
  Ltd. ........................   75,479        655,597
Sompo Japan Insurance, Inc. ...   70,111        803,428
T&D Holdings, Inc. ............   15,710        965,697
                                           ------------
                                              6,395,957
                                           ------------
INTERNET & CATALOG RETAIL -- 0.1%
Rakuten, Inc. .................      576        225,612
                                           ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. ............    1,536        580,933
                                           ------------
IT SERVICES -- 0.8%
CSK Holdings Corp. ............    9,556        373,051
Itochu Techno-Solutions
  Corp. .......................    5,108        179,867
NET One Systems Co., Ltd. .....      192        212,007
Nomura Research Institute,
  Ltd. ........................   13,896        472,402
NTT Data Corp. ................       96        427,353
Otsuka Corp. ..................    2,312        226,547
TIS, Inc. .....................    7,332        142,796
                                           ------------
                                              2,034,023
                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
FUJIFILM Holdings Corp. .......   38,227      1,764,860
Namco Bandai Holdings, Inc. ...   19,332        280,698
Nikon Corp. ...................   24,440        839,351
Sankyo Co., Ltd. ..............    5,240        211,851
Sega Sammy Holdings, Inc. .....   19,631        261,144
Shimano, Inc. .................   11,692        408,658
Yamaha Corp. ..................   16,492        369,229
                                           ------------
                                              4,135,791
                                           ------------
MACHINERY -- 5.8%
Amada Co., Ltd. ...............   44,527        497,089
Amano Corp. ...................   18,936        228,684
Fanuc, Ltd. ...................   16,580      1,688,056
Glory, Ltd. ...................   12,044        382,216
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........   96,311        302,293
JTEKT Corp. ...................   17,108        301,210
Kawasaki Heavy Industries,
  Ltd. ........................  100,978        395,080
Komatsu, Ltd. .................   78,939      2,649,259
Komori Corp. ..................   18,588        454,943
Kubota Corp. ..................   48,663        400,254
Kurita Water Industries,
  Ltd. ........................   12,176        412,871
Makita Corp. ..................   12,176        533,557
Minebea Co., Ltd. .............   47,255        322,936
Mitsubishi Heavy Industries,
  Ltd. ........................  244,676      1,597,632
Mitsui Engineering &
  Shipbuilding Co., Ltd. ......   75,567        427,719
Mori Seiki Co., Ltd. ..........   11,868        306,464
NGK Insulators., Ltd. .........   25,320        814,537
NSK, Ltd. .....................   46,463        407,205
NTN Corp. .....................   45,495        405,446
OKUMA Corp. ...................   23,648        344,599

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
OSG Corp. .....................   14,312   $    148,826
SMC Corp. .....................    5,020        686,559
Sumitomo Heavy Industries,
  Ltd. ........................   48,795        627,464
Tadano, Ltd. ..................   23,780        319,024
The Japan Steel Works, Ltd. ...   28,708        475,992
THK Co., Ltd. .................   14,400        303,613
Toshiba Machine Co., Ltd. .....   22,944        170,761
                                           ------------
                                             15,604,289
                                           ------------
MARINE -- 0.8%
Kawasaki Kisen Kaisha, Ltd. ...   45,759        671,177
Mitsui OSK Lines, Ltd. ........   52,491        849,331
Nippon Yusen K.K. .............   74,995        731,595
                                           ------------
                                              2,252,103
                                           ------------
MEDIA -- 0.9%
Dentsu, Inc. ..................      192        544,207
Fuji Television Network,
  Inc. ........................      192        385,619
Jupiter Telecommunications Co.
  (a) .........................      288        223,359
Nippon Television Network
  Corp. .......................    2,880        370,345
Toho Co, Ltd. .................   14,752        291,154
Tokyo Broadcasting System,
  Inc. ........................   19,200        537,530
                                           ------------
                                              2,352,214
                                           ------------
METALS & MINING -- 5.0%
Daido Steel Co., Ltd. .........   46,199        393,243
Dowa Holdings Co., Ltd. .......   42,767        541,025
JFE Holdings, Inc. ............   43,247      3,060,736
Kobe Steel, Ltd. ..............  238,645        890,133
Mitsubishi Materials Corp. ....   98,027        608,540
Mitsui Mining & Smelting Co.,
  Ltd. ........................   72,839        313,484
Nippon Steel Corp. ............  389,755      2,802,481
Nisshin Steel Co., Ltd. .......   98,951        445,652
Pacific Metals Co., Ltd. ......   22,988        354,369
Sumitomo Metal Industries,
  Ltd. ........................  310,340      1,807,832
Sumitomo Metal Mining Co.,
  Ltd. ........................   48,575      1,178,318
Sumitomo Titanium Corp. .......    2,136        185,901
Toho Titanium Co., Ltd. .......    5,256        192,847
Tokyo Steel Manufacturing Co.,
  Ltd. ........................   14,444        224,041
Yodogawa Steel Works, Ltd. ....   75,963        377,124
                                           ------------
                                             13,375,726
                                           ------------
MULTILINE RETAIL -- 0.4%
Isetan Co., Ltd. ..............   19,684        265,100
Mitsukoshi, Ltd. ..............   52,403        237,378
Ryohin Keikaku Co., Ltd. ......    4,536        260,687
Takashimaya Co., Ltd. .........   26,332        291,904
The Daiei, Inc. (a) ...........   10,602         83,883
                                           ------------
                                              1,138,952
                                           ------------
OFFICE ELECTRONICS -- 2.6%
Brother Industries, Ltd. ......   26,332        336,547
Canon, Inc. ...................  103,558      5,645,426
Ricoh Co., Ltd. ...............   50,555      1,068,110
                                           ------------
                                              7,050,083
                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 1.7%
Cosmo Oil Co., Ltd. ...........   72,927        347,468
Inpex Holdings, Inc. ..........      128      1,313,220
Nippon Mining Holdings, Inc. ..   72,751        729,945
Nippon Oil Corp. ..............  115,430      1,070,850
Osaka Gas Co., Ltd. ...........  169,150        592,683
TonenGeneral Sekiyu K.K. ......   42,547        427,264
                                           ------------
                                              4,481,430
                                           ------------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. ......       96        296,309
OJI Paper Co., Ltd. ...........   72,839        352,115
Sumitomo Forestry Co., Ltd. ...   22,768        187,663
                                           ------------
                                                836,087
                                           ------------
PERSONAL PRODUCTS -- 0.3%
Mandom Corp. ..................   13,916        339,990
Shiseido Co., Ltd. ............   25,232        559,419
                                           ------------
                                                899,409
                                           ------------
PHARMACEUTICALS -- 4.6%
Astellas Pharma, Inc. .........   38,271      1,833,441
Chugai Pharmaceutical Co.,
  Ltd. ........................   25,916        427,445
Daiichi Sankyo Co., Ltd. ......   52,451      1,573,325
Dainippon Sumitomo Pharma Co.,
  Ltd. ........................   27,960        259,629
Eisai Co., Ltd. ...............   19,640        927,229
Hisamitsu Pharmaceutical Co.,
  Inc. ........................    9,204        249,676
Kyowa Hakko Kogyo Co., Ltd. ...   47,563        489,215
Ono Pharmaceutical Co., Ltd. ..    9,732        521,229
Santen Pharmaceutical Co.,
  Ltd. ........................   11,956        298,861
Shionogi & Co., Ltd. ..........   25,496        392,587
Taisho Pharmaceutical Co.,
  Ltd. ........................   22,592        443,924
Takeda Pharmaceutical Co.,
  Ltd. ........................   69,955      4,914,458
Tsumura & Co. .................    4,620         82,145
                                           ------------
                                             12,413,164
                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.9%
Daito Trust Construction Co.,
  Ltd. ........................    7,464        359,523
Heiwa Real Estate Co., Ltd. ...   34,856        240,627
K.K. DaVinci Advisors (a) .....       96         72,032
Leopalace21 Corp. .............   12,044        394,782
Mitsubishi Estate Co., Ltd. ...   94,111      2,692,042
Mitsui Fudosan Co., Ltd. ......   68,923      1,911,615
Sumitomo Realty & Development
  Co., Ltd. ...................   28,843      1,013,135
Tokyo Tatemono Co., Ltd. ......   25,540        325,315
Tokyu Land Corp. ..............   28,664        287,350
Urban Corp. ...................   26,558        430,184
                                           ------------
                                              7,726,605
                                           ------------
ROAD & RAIL -- 3.0%
Central Japan Railway Co. .....       96      1,018,302
East Japan Railway Co. ........      288      2,268,643
Keihin Electric Express Railway
  Co., Ltd. ...................   48,355        313,216
Keisei Electric Railway Co.,
  Ltd. ........................   49,147        272,196
Kintetsu Corp. ................  167,038        518,476
Nagoya Railroad Co., Ltd. .....  124,362        363,306
Nankai Electric Railway Co.,
  Ltd. ........................   94,111        282,296
Nippon Express Co., Ltd. ......   74,555        370,134
Odakyu Electric Railway Co.,
  Ltd. ........................   68,483        441,211
Sagami Railway Co., Ltd. ......  115,254        404,840

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES       VALUE
--------------------              ------       -----
Tobu Railway Co., Ltd. ........   76,007   $    356,856
Tokyu Corp. ...................   75,391        491,616
West Japan Railway Co. ........      192        914,802
                                           ------------
                                              8,015,894
                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
Advantest Corp. ...............   13,916        433,154
Disco Corp. ...................    2,884        160,731
Elpida Memory, Inc. (a) .......    4,976        182,574
Rohm Co., Ltd. ................    9,776        862,726
Sanken Electric Co., Ltd. .....   21,404        104,773
Shinko Electric Industries ....    9,292        206,013
Sumco Corp. ...................    9,546        388,430
Tokyo Electron., Ltd. .........   12,440        787,403
                                           ------------
                                              3,125,804
                                           ------------
SOFTWARE -- 2.3%
Konami Corp. ..................   11,692        318,184
Nintendo Co., Ltd. ............    9,248      4,808,333
NSD Co., Ltd. .................    9,832        155,411
Square Enix Co., Ltd. .........    7,596        250,966
Trend Micro, Inc. .............   11,868        512,837
                                           ------------
                                              6,045,731
                                           ------------
SPECIALTY RETAIL -- 1.5%
Aoyama Trading Co., Ltd. ......   10,084        256,013
Autobacs Seven Co., Ltd. ......    6,980        181,153
Citizen Watch Co., Ltd. .......   40,803        410,105
Culture Convenience Club Co.,
  Ltd. ........................   19,332         67,065
Fast Retailing Co., Ltd. ......    4,976        286,840
Hikari Tsushin, Inc. ..........    2,884         78,986
J Front Retailing Co., Ltd.
  (a) .........................   35,632        350,078
Marui Co., Ltd. ...............   33,116        365,092
Nitori Co., Ltd. ..............    6,110        288,461
Sanrio Co., Ltd. ..............    9,248         95,523
Shimachu Co., Ltd. ............    7,684        203,098
Shimamura Co., Ltd. ...........    2,532        236,656
USS Co., Ltd. .................    5,280        346,598
Yamada Denki Co., Ltd. ........    7,680        759,219
                                           ------------
                                              3,924,887
                                           ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Asics Corp. ...................   22,064        341,084
Gunze, Ltd. ...................   48,223        237,310
Nisshinbo Industries, Inc. ....   25,584        355,238
Onward Kashiyama Co., Ltd. ....   21,580        218,023
The Japan Wool Textile Co.,
  Ltd. ........................   43,031        347,196
Toyobo Co., Ltd. ..............  119,302        279,027
                                           ------------
                                              1,777,878
                                           ------------
TOBACCO -- 0.8%
Japan Tobacco, Inc. ...........      384      2,106,717
                                           ------------
TRADING COMPANIES & DISTRIBUTORS -- 4.4%
Hanwa Co., Ltd. ...............   91,207        461,527
Inaba Denki Sangyo Co., Ltd. ..   11,956        434,518
Itochu Corp. ..................  116,266      1,410,173
Iwatani International Corp. ...   93,451        273,816
Marubeni Corp. ................  120,402      1,103,367
Mitsubishi Corp. ..............  100,407      3,177,685
Mitsui & Co., Ltd. ............  118,202      2,867,309
Sojitz Corp. ..................   60,328        262,262
Sumitomo Corp. ................   83,475      1,611,220
Toyota Tsusho Corp. ...........    9,839        260,913
                                           ------------
                                             11,862,790
                                           ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. ............   44,395        372,484
Mitsubishi Logistics Corp. ....   20,216        284,393
                                           ------------
                                                656,877
                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
KDDI Corp. ....................      288      2,133,426
NTT DoCoMo, Inc. ..............    1,440      2,053,298
Softbank Corp. ................   57,515      1,060,138
                                           ------------
                                              5,246,862
                                           ------------
TOTAL COMMON STOCKS --
  (Cost $260,272,441)..........             266,755,362
                                           ------------
PREFERRED STOCKS -- 0.0% (B)
BEVERAGES -- 0.0% (B)
Ito En, Ltd. (a) ..............    2,866         56,939
                                           ------------
TOTAL PREFERRED STOCKS
  (Cost $65,653)...............                  56,939
                                           ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
UNITED STATES -- 0.0% (B)
STIC Prime Portfolio
  (Cost $91,750)...............   91,750         91,750
                                           ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $260,429,844)..........             266,904,051
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........               1,487,598
                                           ------------
NET ASSETS -- 100.0%...........            $268,391,649
                                           ============




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.



See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.4%
JAPAN -- 99.4%
AUTO COMPONENTS -- 4.7%
FCC Co., Ltd. .................    22,713   $    408,781
Futaba Industrial Co., Ltd. ...    28,494        733,315
Kayaba Industry Co., Ltd. .....   112,902        541,859
Keihin Corp. ..................    17,541        333,235
Musashi Seimitsu Industry Co.,
  Ltd. ........................    17,052        541,145
Nippon Seiki Co., Ltd. ........     9,939        255,356
Nissin Kogyo Co., Ltd. ........    22,734        654,258
Press Kogyo Co., Ltd. .........   112,569        466,856
Showa Corp. ...................    28,539        339,694
Topre Corp. ...................    56,934        505,904
Toyo Tire & Rubber Co., Ltd. ..   114,372        666,254
Toyoda Gosei Co., Ltd. ........    28,398      1,027,133
                                            ------------
                                               6,473,790
                                            ------------
BEVERAGES -- 1.0%
Mikuni Coca-Cola Bottling Co.,
  Ltd. ........................    68,445        764,104
Takara Holdings, Inc. .........   113,937        668,673
                                            ------------
                                               1,432,777
                                            ------------
BIOTECHNOLOGY -- 0.2%
AnGes MG, Inc. (a).............        51        246,098
                                            ------------
BUILDING PRODUCTS -- 3.3%
Aica Kogyo Co., Ltd. ..........    51,219        559,773
Bunka Shutter Co., Ltd. .......   112,577        523,660
Central Glass Co., Ltd. .......   114,309        575,446
Nitto Boseki Co., Ltd. ........   115,020        333,014
Noritz Corp. ..................    39,765        555,254
Sankyo-Tateyama Holdings,
  Inc. ........................   226,467        317,012
Sanwa Shutter Corp. ...........   113,910        637,813
Sekisui Jushi Corp. ...........   112,938        994,707
                                            ------------
                                               4,496,679
                                            ------------
CAPITAL MARKETS -- 2.4%
Asset Managers Co., Ltd. ......       171        202,200
JAFCO Co., Ltd. ...............     8,400        311,125
Japan Asia Investment Co.,
  Ltd. ........................    58,188        287,361
Mito Securities Co., Ltd. .....   114,129        428,672
Monex Beans Holdings, Inc. ....       513        337,198
Okasan Holdings, Inc. .........    58,447        338,948
Sawada Holdings Co., Ltd. (a)..    34,300        192,949
Tokai Tokyo Securities Co.,
  Ltd. ........................   169,721        863,251
Toyo Securities Co., Ltd. .....   113,457        399,514
                                            ------------
                                               3,361,218
                                            ------------
CHEMICALS -- 5.4%
ADEKA Corp. ...................    56,913        596,272
Air Water, Inc. ...............    57,390        638,692
Asahi Organic Chemicals
  Industry Co., Ltd. ..........   169,540        627,953
C. Uyemura & Co., Ltd. ........     5,576        339,849
Fujikura Kasei Co., Ltd. ......    40,338        381,934
Fujimi, Inc. ..................    11,373        233,363
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................   341,811        478,473
Lintec Corp. ..................    22,908        449,137
Nifco, Inc. ...................    28,479        680,931
Nihon Parkerizing Co., Ltd. ...     2,401         28,537
Nippon Soda Co., Ltd. .........    58,065        267,064
Nippon Valqua Industries,
  Ltd. ........................   114,025        392,591
NOF Corp. .....................   112,731        487,131
Okamoto Industries, Inc. ......   170,841        598,608
SK Kaken Co., Ltd. ............       780         27,127
Tokai Carbon Co., Ltd. ........   112,542      1,274,005
                                            ------------
                                               7,501,667
                                            ------------
COMMERCIAL BANKS -- 7.0%
Bank of the Ryukyus, Ltd. .....    22,881        298,608
Kansai Urban Banking Corp. ....    57,000        174,942
Kirayaka Holdings, Inc. .......   114,000        195,261
Kiyo Holdings, Inc. ...........   341,754        496,222
Kyushu-Shinwa Holdings, Inc.
  (a)..........................   402,420        167,945
The Aichi Bank, Ltd. ..........     5,549        477,634
The Awa Bank, Ltd. ............    57,000        280,998
The Bank of Iwate, Ltd. .......     5,756        340,310
The Bank of Kochi, Ltd. .......   113,000        145,407
The Bank of Nagoya, Ltd. ......    56,000        375,394
The Biwako Bank, Ltd. .........   169,049        245,457
The Daishi Bank, Ltd. .........    58,000        233,483
The Fukushima Bank, Ltd. ......   227,478        219,537
The Gifu Bank, Ltd. ...........   228,000        198,235
The Higo Bank, Ltd. ...........    56,000        372,960
The Hokkoku Bank, Ltd. ........    57,000        251,758
The Hyakujushi Bank, Ltd. .....    56,000        275,095
The Kagoshima Bank, Ltd. ......    56,000        399,252
The Keiyo Bank, Ltd. ..........    57,000        316,185
The Nagano Bank, Ltd. .........   169,534        459,893
The Nanto Bank, Ltd. ..........    58,000        275,338
The Ogaki Kyoritsu Bank,
  Ltd. ........................    58,000        316,689
The San-In Godo Bank, Ltd. ....    56,000        443,073
The Senshu Bank, Ltd. .........    60,000        140,851
The Shiga Bank, Ltd. ..........    56,000        385,132
The Shikoku Bank, Ltd. ........    57,000        221,528
The Taiko Bank, Ltd. ..........   110,000        308,916
The Tochigi Bank, Ltd. ........    56,846        317,308
The Tokushima Bank, Ltd. ......    57,305        401,581
The Tokyo Tomin Bank, Ltd. ....    11,505        337,103
The Towa Bank, Ltd. (a)........   113,000        174,882
Tomato Bank, Ltd. .............   171,872        360,137
                                            ------------
                                               9,607,114
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.7%
Arrk Corp. ....................    34,100        227,995
Daiseki Co., Ltd. .............    21,893        609,117
en-japan, Inc. ................        57        232,431
Fullcast Co., Ltd. ............       286        181,524
Intelligence, Ltd. ............       114        171,473
Meitec Corp. ..................    28,344        830,494
Moshi Moshi Hotline, Inc. .....     8,536        418,581
Nippon Kanzai Co., Ltd. .......    22,752        636,973
Nissha Printing Co., Ltd. .....    11,442        332,272
Okamura Corp. .................    55,884        438,754
Oyo Corp. .....................    45,560        576,754
Park24 Co., Ltd. ..............    39,885        358,225
The Goodwill Group, Inc. (a)...       759        142,145
                                            ------------
                                               5,156,738
                                            ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Aiphone Co., Ltd. .............    28,506        476,112
Denki Kogyo Co., Ltd. .........    57,303        395,588

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Epson Toyocom Corp. ...........    57,705   $    346,687
Hitachi Kokusai Electric,
  Inc. ........................    57,634        719,078
                                            ------------
                                               1,937,465
                                            ------------
COMPUTERS & PERIPHERALS -- 1.3%
Mitsumi Electric Co., Ltd. ....    34,257      1,396,908
Wacom Co., Ltd. ...............       171        353,849
                                            ------------
                                               1,750,757
                                            ------------
CONSTRUCTION & ENGINEERING -- 2.1%
Chugai Ro Co., Ltd. ...........   112,522        409,918
Daimei Telecom Engineering
  Corp. .......................     1,229         14,308
Kyowa Exeo Corp. ..............    56,676        593,788
Kyudenko Corp. ................   113,657        639,361
Maeda Corp. ...................   115,158        444,552
Penta-Ocean Construction Co.,
  Ltd. (a).....................   155,889        248,035
Sanki Engineering Co., Ltd. ...    58,196        351,154
Tokyu Construction Co., Ltd. ..    41,542        207,683
                                            ------------
                                               2,908,799
                                            ------------
CONSUMER FINANCE -- 0.6%
Aplus Co., Ltd. (a)............   114,500         81,633
Mitsubishi UFJ NICOS Co., Ltd.
  (a)..........................   114,000        224,997
NIS Group Co., Ltd. ...........    42,795        155,530
OMC Card, Inc. ................    39,762        157,645
Orient Corp. (a)...............   187,500        185,845
                                            ------------
                                                 805,650
                                            ------------
CONTAINERS & PACKAGING -- 0.9%
Fuji Seal International,
  Inc. ........................    22,770        496,915
Rengo Co., Ltd. ...............   114,063        768,585
                                            ------------
                                               1,265,500
                                            ------------
DISTRIBUTORS -- 0.7%
Cross Plus, Inc. ..............     3,000         34,170
Yokohama Reito Co., Ltd. ......   113,580        879,883
                                            ------------
                                                 914,053
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Take And Give Needs Co.,
  Ltd. ........................       388         72,226
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Diamond Lease Co., Ltd. .......    10,189        337,522
Japan Securities Finance Co.,
  Ltd. ........................    45,519        437,717
Osaka Securities Exchange Co.,
  Ltd. ........................        62        273,842
Privee Investment Holdings Co.,
  Ltd. ........................   286,000         94,492
Ricoh Leasing Co., Ltd. .......    17,067        352,425
Sparx Group Co., Ltd. .........       335        139,080
                                            ------------
                                               1,635,078
                                            ------------
ELECTRICAL EQUIPMENT -- 1.7%
Daihen Corp. ..................   112,971        749,440
GS Yuasa Corp. ................   172,287        377,484
Japan Cash Machine Co., Ltd. ..    34,224        291,610
Shinko Electric Co., Ltd. .....   113,826        327,578
Sumitomo Electric Industries,
  Ltd. ........................     2,931         46,635
SWCC Showa Holdings Co.,
  Ltd. ........................   342,075        493,714
                                            ------------
                                               2,286,461
                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.7%
Arisawa Manufacturing Co.,
  Ltd. ........................    28,572        251,401
Enplas Corp. ..................    34,089        438,061
ESPEC Corp. ...................    39,831        269,084
Hakuto Co., Ltd. ..............    40,011        584,432
Horiba, Ltd. ..................    22,665        951,806
Hosiden Corp. .................    39,795        594,425
Japan Aviation Electronics
  Industry, Ltd. ..............    55,971        875,467
Koa Corp. .....................    28,491        403,776
Nidec Sankyo Corp. ............    56,917        381,047
Nihon Dempa Kogyo Co., Ltd. ...    11,295        703,145
Nippon Ceramic Co., Ltd. ......    40,023        609,314
Nippon Chemi-Con Corp. ........    57,432        508,332
Ryoyo Electro Corp. ...........    45,504        657,150
Star Micronics Co., Ltd. ......    22,869        707,852
Toko, Inc. (a).................   170,739        385,968
Yamatake Corp. ................    28,548        955,613
                                            ------------
                                               9,276,873
                                            ------------
FOOD & STAPLES RETAILING -- 1.5%
Ain Pharmaciez, Inc. ..........     5,000         91,510
Cawachi, Ltd. .................    17,235        463,036
Circle K Sunkus Co., Ltd. .....    39,798        617,654
Izumiya Co., Ltd. .............    57,933        324,382
Ministop Co., Ltd. ............    34,194        609,466
                                            ------------
                                               2,106,048
                                            ------------
FOOD PRODUCTS -- 4.9%
Ariake Japan Co., Ltd. ........    22,664        466,029
Fujicco Co., Ltd. .............    57,657        633,643
Hokuto Corp. ..................    45,621        750,467
Kagome Co., Ltd. ..............    39,867        710,580
Katokichi Co., Ltd. ...........    62,700        286,747
Marudai Food Co., Ltd. ........   171,417        611,059
Mitsui Sugar Co., Ltd. ........   113,497        400,641
Nakamuraya Co., Ltd. ..........   113,952        572,658
Nippon Suisan Kaisha, Ltd. ....   101,875        537,653
Nosan Corp. ...................   227,463        591,327
Oriental Yeast Co., Ltd. ......    24,000        136,678
Riken Vitamin Co., Ltd. .......    17,080        445,507
S&B Foods, Inc. ...............     8,000         65,800
Snow Brand Milk Products Co.,
  Ltd. ........................   171,255        524,121
                                            ------------
                                               6,732,910
                                            ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. ........    84,819        407,816
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Asahi Intecc Co., Ltd. ........    11,340        242,053
Fukuda Denshi Co., Ltd. .......    16,986        547,912
Nakanishi, Inc. ...............     5,247        674,722
Paramount Bed Co., Ltd. .......    28,410        380,891
Sysmex Corp. ..................    11,505        443,135
Topcon Corp. ..................    17,219        306,907
                                            ------------
                                               2,595,620
                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Alfresa Holdings Corp. ........     4,900        312,281
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
Doutor Coffee Co., Ltd. .......    36,564        661,245
McDonald's Holdings Co.
  (Japan), Ltd. ...............    32,700        570,043
MOS Food Services, Inc. .......    57,114        783,105
Nissin Healthcare Food Service
  Co., Ltd. ...................    34,308        477,266
Sato Restaurant Systems Co.,
  Ltd. ........................    34,000        211,364
Starbucks Coffee Japan, Ltd. ..       798        379,521

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tokyo Dome Corp. (a)...........   113,085   $    609,596
Zensho Co., Ltd. ..............    39,846        402,219
                                            ------------
                                               4,094,359
                                            ------------
HOUSEHOLD DURABLES -- 2.2%
Clarion Co., Ltd. .............   169,472        219,548
Daikyo, Inc. ..................   113,352        365,636
France Bed Holdings Co.,
  Ltd. ........................   226,734        327,243
Goldcrest Co., Ltd. ...........     8,539        392,000
Juki Corp. ....................    57,450        546,453
Kenwood Corp. .................   228,915        322,430
Misawa Homes Holdings, Inc.
  (a)..........................    23,666        216,670
Rinnai Corp. ..................    17,151        511,480
The Japan General Estate Co.,
  Ltd. ........................    11,523        185,747
                                            ------------
                                               3,087,207
                                            ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Katakura Industries Co.,
  Ltd. ........................    28,380        487,332
                                            ------------
INSURANCE -- 0.3%
Nissay Dowa General Insurance
  Co., Ltd. ...................    57,000        348,398
                                            ------------
INTERNET & CATALOG RETAIL -- 0.5%
Senshukai Co., Ltd. ...........    55,824        701,349
                                            ------------
INTERNET SOFTWARE & SERVICES -- 0.6%
eAccess, Ltd. .................       853        473,168
GMO internet, Inc. (a).........    33,093        108,186
Kakaku.com, Inc. ..............        58        148,259
Telewave, Inc. ................       284        123,462
                                            ------------
                                                 853,075
                                            ------------
IT SERVICES -- 1.4%
INES Corp. ....................    85,360        495,766
NIWS Co HQ, Ltd. (a)...........       570         32,957
Obic Co., Ltd. ................     2,841        550,341
TIS, Inc. .....................    22,737        442,819
Trans Cosmos, Inc. ............    22,767        372,736
                                            ------------
                                               1,894,619
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Mars Engineering Corp. ........    17,058        312,937
Pentax Corp. ..................    20,494        125,086
Roland Corp. ..................    22,776        633,684
                                            ------------
                                               1,071,707
                                            ------------
MACHINERY -- 8.3%
Amano Corp. ...................    40,332        487,077
Asahi Diamond Industrial Co.,
  Ltd. ........................    56,942        404,483
CKD Corp. .....................    34,305        317,653
Daifuku Co., Ltd. .............    29,181        332,874
Fuji Machine Manufacturing Co.,
  Ltd. ........................    22,671        440,548
Furukawa Co., Ltd. ............   170,280        374,567
Glory, Ltd. ...................    28,587        907,208
Hitachi Zosen Corp. (a)........   454,226        683,225
Kitz Corp. ....................    56,502        512,873
Komori Corp. ..................     1,440         35,244
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. ........................    56,740        430,674
Makino Milling Machine Co.,
  Ltd. ........................    55,739        587,364
Nabtesco Corp. ................    56,052        913,285
Nachi-Fujikoshi Corp. .........   113,418        453,613
Nippon Sharyo, Ltd. ...........   170,970        383,517
Nippon Thompson Co., Ltd. .....    56,511        502,145
OKUMA Corp. ...................    57,192        833,402
Ryobi, Ltd. ...................    57,723        374,900
Sintokogio, Ltd. ..............    28,419        426,724
Tadano, Ltd. ..................    55,913        750,109
Tocalo Co., Ltd. ..............    11,436        214,273
Toshiba Machine Co., Ltd. .....    57,009        424,290
Tsubakimoto Chain Co. .........    58,124        386,095
Union Tool Co. ................     5,832        251,504
                                            ------------
                                              11,427,647
                                            ------------
MARINE -- 0.5%
Iino Kaiun Kaisha, Ltd. .......    51,306        724,882
                                            ------------
MEDIA -- 1.7%
Avex Group Holdings, Inc. .....    22,692        296,141
CyberAgent, Inc. ..............       228         98,523
Daiichikosho Co., Ltd. ........    23,081        257,270
Kadokawa Group Holdings,
  Inc. ........................    11,487        283,143
Shochiku Co., Ltd. ............    57,243        437,976
Sky Perfect JSAT Corp. ........     1,566        671,250
Zenrin Co., Ltd. ..............    11,424        286,059
                                            ------------
                                               2,330,362
                                            ------------
METALS & MINING -- 3.3%
Godo Steel, Ltd. ..............    58,440        224,584
Nakayama Steel Works, Ltd. ....   115,212        272,466
Nippon Yakin Kogyo Co., Ltd. ..    26,000        259,740
Pacific Metals Co., Ltd. ......    56,759        874,962
Sanyo Special Steel Co.,
  Ltd. ........................    57,750        481,020
Sumitomo Light Metal
  Industries, Ltd. ............   228,135        402,655
Toho Zinc Co., Ltd. ...........    55,796        514,226
Tokyo Rope Manufacturing Co.,
  Ltd. ........................   228,654        401,583
Yamato Kogyo Co., Ltd. ........    22,848      1,096,561
                                            ------------
                                               4,527,797
                                            ------------
MULTILINE RETAIL -- 1.8%
Hankyu Department Stores.......    58,107        479,446
J Front Retailing Co., Ltd.
  (a)..........................   116,429      1,143,892
Matsuya Co., Ltd. .............    22,908        376,439
Parco Co., Ltd. ...............    34,125        454,842
                                            ------------
                                               2,454,619
                                            ------------
OFFICE ELECTRONICS -- 0.3%
Riso Kagaku Corp. .............    22,647        458,788
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
IB Daiwa Corp. (a).............   286,000         94,492
Itochu Enex Co, Ltd. ..........    91,004        615,581
Japan Petroleum Exploration
  Co. .........................    11,325        840,895
                                            ------------
                                               1,550,968
                                            ------------
PERSONAL PRODUCTS -- 1.1%
Aderans Co., Ltd. .............    28,404        593,937
Mandom Corp. ..................    22,845        558,140
Milbon Co., Ltd. ..............    11,508        326,184
                                            ------------
                                               1,478,261
                                            ------------
PHARMACEUTICALS -- 2.3%
Kaken Pharmaceutical Co.,
  Ltd. ........................    57,428        415,924
Mochida Pharmaceutical Co.,
  Ltd. ........................    57,483        544,268
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................    21,265        434,489
Rohto Pharmaceutical Co.,
  Ltd. ........................    56,493        663,092

See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Torii Pharmaceutical Co.,
  Ltd. ........................    39,800   $    699,004
Toyama Chemical Co., Ltd. (a)..    57,110        339,140
                                            ------------
                                               3,095,917
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.4%
Aeon Mall Co., Ltd. ...........    44,089      1,345,497
Ardepro Co., Ltd. .............       457        118,407
Arealink Co., Ltd. ............       456        201,803
Cosmos Initia Co., Ltd. .......    57,096        238,283
Creed Corp. ...................       113        257,410
Daibiru Corp. .................    40,026        503,218
Heiwa Real Estate Co., Ltd. ...    85,755        592,005
Joint Corp. ...................    11,418        304,771
K.K. DaVinci Advisors (a)......       513        384,923
Pacific Management Corp. ......       171        212,607
Shoei Co., Ltd. ...............    12,798        197,064
Suruga Corp. ..................    16,689        304,716
                                            ------------
                                               4,660,704
                                            ------------
ROAD & RAIL -- 1.1%
Sagami Railway Co., Ltd. ......   228,363        802,144
Sankyu, Inc. ..................   112,830        648,443
                                            ------------
                                               1,450,587
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
Disco Corp. ...................    11,319        630,829
Sumco Techxiv Corp. ...........     5,718        324,641
Tokyo Seimitsu Co., Ltd. ......    11,400        236,891
Ulvac, Inc. ...................    11,502        372,016
                                            ------------
                                               1,564,377
                                            ------------
SOFTWARE -- 1.4%
Aplix Corp. (a)................        57         57,488
Capcom Co., Ltd. ..............    28,434        655,133
DTS Corp. .....................    22,932        431,663
Fuji Soft, Inc. ...............    22,674        463,278
NSD Co., Ltd. .................    22,878        361,624
                                            ------------
                                               1,969,186
                                            ------------
SPECIALTY RETAIL -- 3.1%
AT-Group Co., Ltd. ............     6,000         92,857
Autobacs Seven Co., Ltd. ......    17,088        443,487
Chiyoda Co., Ltd. .............    22,713        326,037
Culture Convenience Club Co.,
  Ltd. ........................    74,028        256,811
EDION Corp. ...................    34,050        378,646
Gulliver International Co.,
  Ltd. ........................     4,563        215,822
Honeys Co., Ltd. ..............    11,882        353,314
K's Holdings Corp. ............    17,202        374,656
Nishimatsuya Chain Co., Ltd. ..    22,866        289,665
Point, Inc. ...................     9,091        313,006
Right On Co., Ltd. ............    11,440        122,740
Sanrio Co., Ltd. ..............    22,905        236,588
Stellar Group Co., Ltd. (a)....   172,000         44,864
T Zone Corp. (a)...............    11,400        172,464
United Arrows, Ltd. ...........    22,929        280,096
Xebio Co., Ltd. ...............    17,061        415,344
                                            ------------
                                               4,316,397
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.4%
Atsugi Co., Ltd. ..............   397,470        518,372
Daidoh, Ltd. ..................    34,311        438,229
Daiwabo Co., Ltd. .............    56,635        112,270
Gunze, Ltd. ...................   114,348        562,718
Himiko Co., Ltd. ..............     7,000         90,684
Sanyo Shokai, Ltd. ............    57,516        422,562
Seiko Corp. ...................    56,649        333,939
The Japan Wool Textile Co.,
  Ltd. ........................    58,170        469,345
Unitika, Ltd. .................   342,084        407,473
                                            ------------
                                               3,355,592
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.5%
Hanwa Co., Ltd. ...............   170,032        860,397
Inaba Denki Sangyo Co., Ltd. ..    22,663        823,643
Inabata & Co., Ltd. ...........    68,375        445,866
Iwatani International Corp. ...   175,422        513,996
MISUMI Group, Inc. ............    28,533        483,757
Okaya & Co., Ltd. .............    28,605        336,003
                                            ------------
                                               3,463,662
                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 1.6%
Japan Airport Terminal Co.,
  Ltd. ........................    39,948        960,363
Mitsui-Soko Co., Ltd. .........   112,686        523,187
The Sumitomo Warehouse Co.,
  Ltd. ........................   112,563        718,352
                                            ------------
                                               2,201,902
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $145,740,832)..........              136,853,312
                                            ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio
  (Cost $100)..................       100            100
                                            ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $145,740,932)..........              136,853,412
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........                  841,487
                                            ------------
NET ASSETS -- 100.0%...........             $137,694,899
                                            ============




(a) Non-income producing security
(b) Amount represents less than 0.05% of net assets.



See accompanying notes to financial statements.

                     (This page is intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


                                                                                        DJ
                                                                         DJ            EURO
                                                                      STOXX 50       STOXX 50
                                                                         ETF            ETF
                                                                    ------------   ------------
ASSETS
  Investments in securities, at value* (Note 2)...................  $184,918,211   $483,781,129
  Investments of cash collateral received for securities loaned,
     at value.....................................................            --     68,585,300
                                                                    ------------   ------------
     Total Investments............................................   184,918,211    552,366,429
  Foreign currency, at value......................................       289,013             --
  Margin deposit on futures.......................................            --             --
  Receivable for investments sold.................................     1,667,100      7,355,013
  Receivable for foreign taxes recoverable........................        81,366        111,887
  Dividends receivable............................................       429,907        131,328
                                                                    ------------   ------------
       TOTAL ASSETS...............................................   187,385,597    559,964,657
                                                                    ------------   ------------

LIABILITIES
  Cash collateral for securities loaned...........................            --     68,585,300
  Payable for investments purchased...............................     1,069,130      4,033,379
  Payable for variation margin on futures contracts...............            --             --
  Due to sub-custodian............................................            --        340,348
  Distributions payable...........................................       931,880      2,045,665
  Deferred foreign taxes payable..................................            --             --
  Accrued advisory fee (Note 3)...................................       126,675        413,096
  Accrued trustees fees (Note 3)..................................         1,828          5,898
                                                                    ------------   ------------
       TOTAL LIABILITIES..........................................     2,129,513     75,423,686
                                                                    ------------   ------------
       NET ASSETS.................................................  $185,256,084   $484,540,971
                                                                    ============   ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)........................................  $168,468,913   $421,360,959
  Undistributed (distributions in excess of) net investment
     income.......................................................       115,185     (2,045,665)
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures............................      (200,091)      (534,026)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0,
       $114,947, $0, $32,259, $0, $0, respectively)...............    16,862,969     65,747,989
     Foreign currency related transactions........................         9,108         11,714
     Futures......................................................            --             --
                                                                    ------------   ------------
       NET ASSETS.................................................  $185,256,084   $484,540,971
                                                                    ============   ============
NET ASSET VALUE PER SHARE
  Net asset value per share.......................................  $      53.69   $      62.12
                                                                    ============   ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).......................................................     3,450,179      7,800,349
                                                                    ============   ============
  Investments in securities, at cost..............................  $168,055,242   $486,618,440
                                                                    ============   ============
  Foreign currency, at cost.......................................  $    286,948   $         --
                                                                    ============   ============




* Includes $0, $65,293,517, $0, $0, $0, $0, $0 respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


        SPDR S&P          SPDR          SPDR S&P         SPDR          SPDR S&P
        EMERGING           S&P          EMERGING          S&P          EMERGING
      ASIA PACIFIC        CHINA         MARKETS         BRIC 40         EUROPE
           ETF             ETF            ETF             ETF            ETF
      ------------    ------------    -----------    ------------    -----------

       $60,807,472    $122,021,540    $43,645,102    $156,304,261    $38,502,738
                --              --             --              --             --
       -----------    ------------    -----------    ------------    -----------
        60,807,472     122,021,540     43,645,102     156,304,261     38,502,738
           184,512         552,472      1,024,817         174,508         52,270
           507,120              --        626,180              --             --
                --              --             --         283,169        228,451
               749              --            579              --          1,615
            86,973         166,921         58,184         220,594        101,846
       -----------    ------------    -----------    ------------    -----------
        61,586,826     122,740,933     45,354,862     156,982,532     38,886,920
       -----------    ------------    -----------    ------------    -----------


                --              --             --              --             --
                --              --        152,783              --        109,021
                --              --          7,350              --             --
                --              --             --              --             --
                --              --             --              --             --
           114,841              --         32,259              --             --
            52,257         101,384         37,485          60,805         36,612
               191             334            153             242            125
       -----------    ------------    -----------    ------------    -----------
           167,289         101,718        230,030          61,047        145,758
       -----------    ------------    -----------    ------------    -----------
       $61,419,537    $122,639,215    $45,124,832    $156,921,485    $38,741,162
       ===========    ============    ===========    ============    ===========

       $48,808,406     $86,554,003    $36,909,262    $138,631,387    $34,639,996
           446,023         654,576        249,988         364,614        132,983
            89,173              (2)       378,664              --         34,103

        12,074,507      35,428,592      7,509,645      17,925,385      3,930,147
             1,428           2,046         15,521              99          3,933
                --              --         61,752              --             --
       -----------    ------------    -----------    ------------    -----------
       $61,419,537    $122,639,215    $45,124,832    $156,921,485    $38,741,162
       ===========    ============    ===========    ============    ===========

       $     87.74    $      94.34    $     75.21    $      30.18    $     64.57
       ===========    ============    ===========    ============    ===========
           700,000       1,300,000        600,000       5,200,000        600,000
       ===========    ============    ===========    ============    ===========
       $48,618,018    $ 86,592,948    $36,103,198    $138,378,876    $34,572,591
       ===========    ============    ===========    ============    ===========
       $   183,669    $    550,538    $ 1,009,618    $    174,384    $    48,998
       ===========    ============    ===========    ============    ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


                                                                                     SPDR S&P
                                                                     SPDR S&P        EMERGING
                                                                     EMERGING     MIDDLE EAST &
                                                                  LATIN AMERICA       AFRICA
                                                                       ETF             ETF
                                                                  -------------   -------------
ASSETS
  Investments in securities, at value (Note 2)..................   $39,311,701     $26,837,403
  Foreign currency, at value....................................            --         701,985
  Receivable for foreign taxes recoverable......................            --              --
  Dividends receivable..........................................        55,427          15,039
                                                                   -----------     -----------
       TOTAL ASSETS.............................................    39,367,128      27,554,427
                                                                   -----------     -----------

LIABILITIES
  Payable for investments purchased.............................            --              --
  Due to custodian..............................................            --          63,885
  Due to sub-custodian..........................................        77,638              --
  Distributions payable.........................................            --              --
  Accrued advisory fee (Note 3).................................        45,443          38,643
  Accrued trustees fees (Note 3)................................           204             142
                                                                   -----------     -----------
       TOTAL LIABILITIES........................................       123,285         102,670
                                                                   -----------     -----------
       NET ASSETS...............................................   $39,243,843     $27,451,757
                                                                   ===========     ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)......................................   $30,020,028     $25,081,413
  Undistributed (distributions in excess of) net investment
     income.....................................................       251,843         266,042
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures..........................        36,533          23,730
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0, $0,
       $0, $0, $0, $0, respectively)............................     8,936,861       2,060,980
     Foreign currency related transactions......................        (1,422)         19,592
                                                                   -----------     -----------
       NET ASSETS...............................................   $39,243,843     $27,451,757
                                                                   ===========     ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.....................................   $     78.49     $     68.63
                                                                   ===========     ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).....................................................       500,000         400,000
                                                                   ===========     ===========
  Investments in securities, at cost............................   $30,374,840     $24,776,423
                                                                   ===========     ===========
  Foreign currency, at cost.....................................   $        --     $   682,609
                                                                   ===========     ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                          SPDR DJ              SPDR
          SPDR          SPDR S&P         WILSHIRE         FTSE/MACQUARIE         SPDR
          S&P        INTERNATIONAL     INTERNATIONAL          GLOBAL           MSCI ACWI
      WORLD EX-US      SMALL CAP        REAL ESTATE     INFASTRUCTURE 100        EX-US
          ETF             ETF               ETF                ETF                ETF
      -----------    -------------    --------------    -----------------    ------------

      $13,492,123     $109,506,106    $1,118,240,181       $45,750,364       $126,407,013
          103,382          712,074         1,407,241           359,297          1,061,963
            5,064            4,346           113,347             9,295             33,465
           31,655          327,995         2,757,573            82,477            281,830
      -----------     ------------    --------------       -----------       ------------
       13,632,224      110,550,521     1,122,518,342        46,201,433        127,784,271
      -----------     ------------    --------------       -----------       ------------


               --          305,199             9,403                --              8,020
               --               --                --                --                 --
               --               --                --                --                 --
               --               --         9,775,799                --                 --
           11,238          128,864         1,499,950            59,655             84,753
               80              352             7,356               242                633
      -----------     ------------    --------------       -----------       ------------
           11,318          434,415        11,292,508            59,897             93,406
      -----------     ------------    --------------       -----------       ------------
      $13,620,906     $110,116,106    $1,111,225,834       $46,141,536       $127,690,865
      ===========     ============    ==============       ===========       ============

      $13,026,000     $108,147,942    $1,138,976,028       $42,900,981       $115,953,647
          164,987          504,245        (2,353,705)          471,621          1,320,620
            9,714          130,481        (7,085,068)           74,838            109,315

          416,148        1,303,917       (18,349,054)        2,689,798         10,271,656
            4,057           29,521            37,633             4,298             35,627
      -----------     ------------    --------------       -----------       ------------
      $13,620,906     $110,116,106    $1,111,225,834       $46,141,536       $127,690,865
      ===========     ============    ==============       ===========       ============

      $     34.05     $      36.71    $        63.83       $     57.68       $      42.56
      ===========     ============    ==============       ===========       ============
          400,000        3,000,000        17,408,917           800,000          3,000,000
      ===========     ============    ==============       ===========       ============
      $13,075,975     $108,202,189    $1,136,589,235       $43,060,566       $116,135,357
      ===========     ============    ==============       ===========       ============
      $    99,964     $    689,364    $    1,401,034       $   355,807       $  1,031,116
      ===========     ============    ==============       ===========       ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


                                                                                       SPDR
                                                                     SPDR        RUSSELL/NORMURA
                                                               RUSSELL/NORMURA      SMALL CAP
                                                                 PRIME JAPAN          JAPAN
                                                                     ETF               ETF
                                                               ---------------   ---------------
ASSETS
  Investments in securities, at value (Note 2)...............    $266,904,051      $136,853,412
  Foreign currency, at value.................................         489,359           703,088
  Dividends receivable.......................................       1,335,236           673,371
                                                                 ------------      ------------
       TOTAL ASSETS..........................................     268,728,646       138,229,871
                                                                 ------------      ------------

LIABILITIES
  Due to custodian...........................................              --           309,247
  Accrued advisory fee (Note 3)..............................         334,044           224,446
  Accrued trustees fees (Note 3).............................           2,953             1,279
                                                                 ------------      ------------
       TOTAL LIABILITIES.....................................         336,997           534,972
                                                                 ------------      ------------
       NET ASSETS............................................    $268,391,649      $137,694,899
                                                                 ============      ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)...................................    $259,677,426      $145,389,263
  Undistributed (distributions in excess of) net investment
     income..................................................       2,031,837         1,188,740
  Accumulated net realized gain (loss) on investments,
     foreign currency transactions and futures...............         190,893              (139)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0
       respectively).........................................       6,474,207        (8,887,520)
     Foreign currency related transactions...................          17,286             4,555
                                                                 ------------      ------------
       NET ASSETS............................................    $268,391,649      $137,694,899
                                                                 ============      ============
NET ASSET VALUE PER SHARE
  Net asset value per share..................................    $      55.91      $      48.31
                                                                 ============      ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)..................................................       4,800,000         2,850,000
                                                                 ============      ============
  Investments in securities, at cost.........................    $260,429,844      $145,740,932
                                                                 ============      ============
  Foreign currency, at cost..................................    $    464,924      $    695,697
                                                                 ============      ============






See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------



                                                                         DJ         DJ EURO
                                                                      STOXX 50      STOXX 50
                                                                        ETF           ETF
                                                                    -----------   -----------
INVESTMENT INCOME
  Dividends (Note 2)..............................................  $ 5,020,850   $15,180,770
  Interest (Note 2)...............................................           --            --
  Securities lending -- net.......................................      102,625       618,948
  Foreign taxes withheld..........................................     (470,286)   (2,141,705)
                                                                    -----------   -----------
  TOTAL INVESTMENT INCOME.........................................    4,653,189    13,658,013
                                                                    -----------   -----------
EXPENSES
  Advisory fee (Note 3)...........................................      389,812     1,254,644
  Trustee fees and expenses (Note 3)..............................       11,584        37,631
  Miscellaneous expenses..........................................           --            --
                                                                    -----------   -----------
  TOTAL EXPENSES BEFORE WAIVERS...................................      401,396     1,292,275
  Expenses waived by Adviser (Note 3).............................           --            --
                                                                    -----------   -----------

  NET EXPENSES....................................................      401,396     1,292,275
                                                                    -----------   -----------
  NET INVESTMENT INCOME (LOSS)....................................    4,251,793    12,365,738
                                                                    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions................   16,740,607    38,971,201
     Futures......................................................           --            --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions (net of
       deferred foreign taxes of $0, $0, $114,947, $0, $32,259,
       $0, $0, $0 respectively)...................................    6,510,669    43,937,804
     Futures......................................................           --            --
                                                                    -----------   -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
       FOREIGN CURRENCY TRANSACTIONS AND FUTURES..................   23,251,276    82,909,005
                                                                    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $27,503,069   $95,274,743
                                                                    ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



        SPDR S&P         SPDR       SPDR S&P        SPDR       SPDR S&P       SPDR S&P
        EMERGING         S&P        EMERGING        S&P        EMERGING       EMERGING
      ASIA PACIFIC      CHINA        MARKETS      BRIC 40       EUROPE     LATIN AMERICA
         ETF(1)         ETF(1)       ETF(1)        ETF(2)       ETF(1)         ETF(1)
      ------------   -----------   ----------   -----------   ----------   -------------

       $   665,026   $   805,304   $  373,966   $   439,879   $  234,351     $  415,544
                --            --        6,104            --           --             --
                --            --           --            --           --             --
           (90,893)          (85)     (30,751)      (12,907)     (31,609)       (25,824)
       -----------   -----------   ----------   -----------   ----------     ----------
           574,133       805,219      349,319       426,972      202,742        389,720
       -----------   -----------   ----------   -----------   ----------     ----------

            85,114       149,963       67,842        78,069       55,660         88,822
               853         1,327          760           517          514          1,071
             5,134           347          670            --        1,168            415
       -----------   -----------   ----------   -----------   ----------     ----------
            91,101       151,637       69,272        78,586       57,342         90,308
                --            --           --       (15,831)          --             --
       -----------   -----------   ----------   -----------   ----------     ----------

            91,101       151,637       69,272        62,755       57,342         90,308
       -----------   -----------   ----------   -----------   ----------     ----------
           483,032       653,582      280,047       364,217      145,400        299,412
       -----------   -----------   ----------   -----------   ----------     ----------



              (537)          992       (2,306)          397       21,686        (11,036)
            52,701            --      350,911            --           --             --


        12,075,935    35,430,638    7,525,166    17,925,484    3,934,080      8,935,439
                --            --       61,752            --           --             --
       -----------   -----------   ----------   -----------   ----------     ----------

        12,128,099    35,431,630    7,935,523    17,925,881    3,955,766      8,924,403
       -----------   -----------   ----------   -----------   ----------     ----------
       $12,611,131   $36,085,212   $8,215,570   $18,290,098   $4,101,166     $9,223,815
       ===========   ===========   ==========   ===========   ==========     ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


                                                                    SPDR S&P
                                                                    EMERGING
                                                                 MIDDLE EAST &     SPDR S&P
                                                                     AFRICA      WORLD EX-US
                                                                     ETF(1)         ETF(3)
                                                                 -------------   -----------
INVESTMENT INCOME
  Dividends (Note 2)...........................................    $  354,571      $210,822
  Interest (Note 2)............................................            70            --
  Foreign taxes withheld.......................................       (12,403)      (20,133)
                                                                   ----------      --------
     TOTAL INVESTMENT INCOME...................................       342,238       190,689
                                                                   ----------      --------
EXPENSES
  Advisory fee (Note 3)........................................        61,939        19,932
  Trustee fees and expenses (Note 3)...........................           627           404
  Miscellaneous expenses.......................................           195           114
                                                                   ----------      --------
  TOTAL EXPENSES...............................................        62,761        20,450
                                                                   ----------      --------
  NET INVESTMENT INCOME (LOSS).................................       279,477       170,239
                                                                   ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions.............        10,295         4,462
     Futures...................................................            --            --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions.............     2,080,572       420,205
                                                                   ----------      --------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
       FOREIGN CURRENCY TRANSACTIONS...........................     2,090,867       424,667
                                                                   ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................    $2,370,344      $594,906
                                                                   ==========      ========




(1) For the period March 20, 2007 (commencement of operations) to September 30, 2007.
(2) For the period June 19, 2007 (commencement of operations) to September 30, 2007.
(3) For the period April 20, 2007 (commencement of operations) to September 30, 2007.
(4) For the period December 15, 2006 (commencement of operations) to September 30, 2007.
(5) For the period January 25, 2007 (commencement of operations) to September 30, 2007.
(6) For the period January 10, 2007 (commencement of operations) to September 30, 2007.
(7) For the period November 9, 2006 (commencement of operations) to September 30, 2007.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                         SPDR DJ             SPDR                                               SPDR
         SPDR S&P        WILSHIRE       FTSE/MACQUARIE        SPDR            SPDR        RUSSELL/NORMURA
      INTERNATIONAL   INTERNATIONAL         GLOBAL         MSCI ACWI    RUSSELL/NORMURA      SMALL CAP
        SMALL CAP      REAL ESTATE    INFASTRUCTURE 100      EX-US        PRIME JAPAN          JAPAN
          ETF(3)          ETF(4)            ETF(5)           ETF(6)          ETF(7)            ETF(7)
      -------------   -------------   -----------------   -----------   ---------------   ---------------

        $  708,138     $ 22,770,418       $  593,845      $ 1,622,820      $3,439,456       $  1,843,791
                --            5,794              160               --              --                 --
           (41,852)      (3,103,923)         (34,539)        (143,333)       (239,735)          (127,901)
        ----------     ------------       ----------      -----------      ----------       ------------
           666,286       19,672,289          559,466        1,479,487       3,199,721          1,715,890
        ----------     ------------       ----------      -----------      ----------       ------------

           157,589        3,211,424          106,123          160,478       1,081,791            517,959
             1,104           38,620            1,146            3,093          19,345              6,857
               287              355               --               81              --                  7
        ----------     ------------       ----------      -----------      ----------       ------------
           158,980        3,250,399          107,269          163,652       1,101,136            524,823
        ----------     ------------       ----------      -----------      ----------       ------------
           507,306       16,421,890          452,197        1,315,835       2,098,585          1,191,067
        ----------     ------------       ----------      -----------      ----------       ------------


           127,420       (6,626,202)          94,262          114,100         125,675         (8,155,363)
                --               --               --               --              --                 --

         1,333,438      (18,311,421)       2,694,096       10,307,283       6,491,493         (8,882,965)
        ----------     ------------       ----------      -----------      ----------       ------------

         1,460,858      (24,937,623)       2,788,358       10,421,383       6,617,168        (17,038,328)
        ----------     ------------       ----------      -----------      ----------       ------------
        $1,968,164     $ (8,515,733)      $3,240,555      $11,737,218      $8,715,753       $(15,847,261)
        ==========     ============       ==========      ===========      ==========       ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                               DJ
                                                                          STOXX 50 ETF
                                                                   --------------------------

                                                                      FOR THE       FOR THE
                                                                    YEAR ENDED     YEAR ENDED
                                                                     9/30/2007     9/30/2006
                                                                   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................  $  4,251,793   $ 1,133,619
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................    16,740,607       201,333
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......     6,510,669     3,961,363
                                                                   ------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................    27,503,069     5,296,315
                                                                   ------------   -----------
  NET EQUALIZATION CREDITS AND CHARGES...........................       (69,157)      332,179
                                                                   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (4,189,162)   (1,464,954)
  Net realized gains.............................................        (9,632)     (117,419)
                                                                   ------------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (4,198,794)   (1,582,373)
                                                                   ------------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................   150,278,141    35,679,112
  Net proceeds from the reinvestment of shares issued............         4,893         2,647
  Cost of shares redeemed........................................   (59,506,527)           --
  Net income equalization........................................        69,157            --
                                                                   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................    90,845,664    35,681,759
                                                                   ------------   -----------
  Net increase (decrease) in net assets during the period........   114,080,782    39,727,880
  Net assets at beginning of period..............................    71,175,302    31,447,422
                                                                   ------------   -----------
NET ASSETS END OF PERIOD(1)......................................  $185,256,084   $71,175,302
                                                                   ============   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................     3,050,000       800,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            97            63
  Shares redeemed................................................    (1,200,000)           --
                                                                   ------------   -----------
  NET INCREASE (DECREASE)........................................     1,850,097       800,063
                                                                   ============   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    115,185   $        --
                                                                   ============   ===========




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                        SPDR S&P         SPDR         SPDR S&P        SPDR
                                        EMERGING          S&P         EMERGING         S&P
                    DJ                ASIA PACIFIC       CHINA        MARKETS        BRIC 40
            EURO STOXX 50 ETF              ETF            ETF           ETF            ETF
      -----------------------------   ------------   ------------   -----------   ------------
                                         FOR THE        FOR THE       FOR THE        FOR THE
         FOR THE         FOR THE         PERIOD         PERIOD         PERIOD        PERIOD
        YEAR ENDED      YEAR ENDED     3/20/2007*-    3/20/2007*-   3/20/2007*-    6/19/2007*-
        9/30/2007       9/30/2006       9/30/2007      9/30/2007     9/30/2007      9/30/2007
      -------------   -------------   ------------   ------------   -----------   ------------

      $  12,365,738   $   5,376,157    $   483,032   $    653,582   $   280,047   $    364,217
         38,971,201      12,944,464         52,164            992       348,605            397

         43,937,804      16,938,792     12,075,935     35,430,638     7,586,918     17,925,484
      -------------   -------------    -----------   ------------   -----------   ------------
         95,274,743      35,259,413     12,611,131     36,085,212     8,215,570     18,290,098
      -------------   -------------    -----------   ------------   -----------   ------------
          2,701,464        (326,888)       411,243        490,966       222,753        307,570
      -------------   -------------    -----------   ------------   -----------   ------------

        (15,108,265)     (4,859,299)            --             --            --             --
                                 --             --             --            --             --
      -------------   -------------    -----------   ------------   -----------   ------------
        (15,108,265)     (4,859,299)            --             --            --             --
      -------------   -------------    -----------   ------------   -----------   ------------

        326,768,376     213,560,512     48,808,406     86,554,003    36,909,262    138,631,387
             12,731           4,501             --             --            --             --
       (156,271,445)   (189,461,023)            --             --            --             --
         (2,701,464)             --       (411,243)      (490,966)     (222,753)      (307,570)
      -------------   -------------    -----------   ------------   -----------   ------------
        167,808,198      24,103,990     48,397,163     86,063,037    36,686,509    138,323,817
      -------------   -------------    -----------   ------------   -----------   ------------
        250,676,140      54,177,216     61,419,537    122,639,215    45,124,832    156,921,485
        233,864,831     179,687,615             --             --            --             --
      -------------   -------------    -----------   ------------   -----------   ------------
      $ 484,540,971   $ 233,864,831    $61,419,537   $122,639,215   $45,124,832   $156,921,485
      =============   =============    ===========   ============   ===========   ============

          5,750,000       4,900,000        700,000      1,300,000       600,000      5,200,000
                216             101             --             --            --             --
         (2,700,000)     (4,500,000)            --             --            --             --
      -------------   -------------    -----------   ------------   -----------   ------------
          3,050,216         400,101        700,000      1,300,000       600,000      5,200,000
      =============   =============    ===========   ============   ===========   ============
      $  (2,045,665)  $          --    $   446,023   $    654,576   $   249,988   $    364,614
      =============   =============    ===========   ============   ===========   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                    SPDR S&P       SPDR S&P
                                                                    EMERGING       EMERGING
                                                                     EUROPE     LATIN AMERICA
                                                                      ETF            ETF
                                                                  -----------   -------------
                                                                    FOR THE        FOR THE
                                                                     PERIOD         PERIOD
                                                                  3/20/2007*-    3/20/2007*-
                                                                   9/30/2007      9/30/2007
                                                                  -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..................................  $   145,400    $   299,412
  Net realized gain (loss) on investments, foreign currency
     transactions and futures...................................       21,686        (11,036)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures.....    3,934,080      8,935,439
                                                                  -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.................................................    4,101,166      9,223,815
                                                                  -----------    -----------
  NET EQUALIZATION CREDITS AND CHARGES..........................      235,319         65,402
                                                                  -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................................           --             --
  Net realized gains............................................           --             --
                                                                  -----------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................           --             --
                                                                  -----------    -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..........................   34,639,996     30,020,028
  Net proceeds from the reinvestment of shares issued...........           --             --
  Cost of shares redeemed.......................................           --             --
  Net income equalization.......................................     (235,319)       (65,402)
                                                                  -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..................................................   34,404,677     29,954,626
                                                                  -----------    -----------
  Net increase (decrease) in net assets during the period.......   38,741,162     39,243,843
  Net assets at beginning of period.............................           --             --
                                                                  -----------    -----------
NET ASSETS END OF PERIOD(1).....................................  $38,741,162    $39,243,843
                                                                  ===========    ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...................................................      600,000        500,000
  Shares issued to shareholders from reinvestment of
     distributions..............................................           --             --
  Shares redeemed...............................................           --             --
                                                                  -----------    -----------
  NET INCREASE (DECREASE).......................................      600,000        500,000
                                                                  ===========    ===========
(1) Including undistributed (distribution in excess of) net
  investment income.............................................  $   132,983    $   251,843
                                                                  ===========    ===========




--------

    *  Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P         SPDR         SPDR S&P             SPDR DJ                  SPDR               SPDR
         EMERGING         S&P       INTERNATIONAL   WILSHIRE INTERNATIONAL      FTSE/MACQUARIE        MSCI ACWI
      MIDDLE EAST &   WORLD EX-US     SMALL CAP           REAL ESTATE        GLOBAL INFASTRUCTURE       EX-US
        AFRICA ETF        ETF            ETF                  ETF                   100 ETF              ETF
      -------------   -----------   -------------   ----------------------   --------------------   ------------
         FOR THE        FOR THE        FOR THE              FOR THE                 FOR THE            FOR THE
          PERIOD         PERIOD         PERIOD              PERIOD                  PERIOD             PERIOD
       3/20/2007*-    4/20/2007*-    4/20/2007*-         12/15/2006*-             1/25/2007*-        1/10/2007*-
        9/30/2007      9/30/2007      9/30/2007            9/30/2007               9/30/2007          9/30/2007
      -------------   -----------   -------------   ----------------------   --------------------   ------------

       $   279,477    $   170,239    $    507,306       $   16,421,890            $   452,197       $  1,315,835
            10,295          4,462         127,420           (6,626,202)                94,262            114,100

         2,080,572        420,205       1,333,438          (18,311,421)             2,694,096         10,307,283
       -----------    -----------    ------------       --------------            -----------       ------------
         2,370,344        594,906       1,968,164           (8,515,733)             3,240,555         11,737,218
       -----------    -----------    ------------       --------------            -----------       ------------
            66,796             --         408,647            3,864,004                276,629            658,602
       -----------    -----------    ------------       --------------            -----------       ------------

                --             --              --          (19,239,701)                    --                 --
                --             --              --                   --                     --                 --
       -----------    -----------    ------------       --------------            -----------       ------------
                --             --              --          (19,239,701)                    --                 --
       -----------    -----------    ------------       --------------            -----------       ------------

        25,081,413     13,026,000     108,147,942        1,138,413,796             42,900,981        115,953,647
                --             --              --              567,472                     --                 --
                --             --              --                   --                     --                 --
           (66,796)            --        (408,647)          (3,864,004)              (276,629)          (658,602)
       -----------    -----------    ------------       --------------            -----------       ------------
        25,014,617     13,026,000     107,739,295        1,135,117,264             42,624,352        115,295,045
       -----------    -----------    ------------       --------------            -----------       ------------
        27,451,757     13,620,906     110,116,106        1,111,225,834             46,141,536        127,690,865
                --             --              --                   --                     --                 --
       -----------    -----------    ------------       --------------            -----------       ------------
       $27,451,757    $13,620,906    $110,116,106       $1,111,225,834            $46,141,536       $127,690,865
       ===========    ===========    ============       ==============            ===========       ============

           400,000        400,000       3,000,000           17,400,000                800,000          3,000,000
                --             --              --                8,917                     --                 --
                --             --              --                   --                     --                 --
       -----------    -----------    ------------       --------------            -----------       ------------
           400,000        400,000       3,000,000           17,408,917                800,000          3,000,000
       ===========    ===========    ============       ==============            ===========       ============
       $   266,042    $   164,987    $    504,245       $   (2,353,705)           $   471,621       $  1,320,620
       ===========    ===========    ============       ==============            ===========       ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                   SPDR              SPDR
                                                             RUSSELL/NORMURA   RUSSELL/NORMURA
                                                               PRIME JAPAN        SMALL CAP
                                                                   ETF            JAPAN ETF
                                                             ---------------   ---------------
                                                                 FOR THE           FOR THE
                                                                  PERIOD            PERIOD
                                                               11/9/2006*-       11/9/2006*-
                                                                9/30/2007         9/30/2007
                                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................    $  2,098,585      $  1,191,067
  Net realized gain (loss) on investments, foreign currency
     transactions and futures..............................         125,675        (8,155,363)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and
     futures...............................................       6,491,493        (8,882,965)
                                                               ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS............................................       8,715,753       (15,847,261)
                                                               ------------      ------------
  NET EQUALIZATION CREDITS AND CHARGES.....................              --           (56,443)
                                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................          (1,530)          (17,720)
  Net realized gains.......................................              --                --
                                                               ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS......................          (1,530)          (17,720)
                                                               ------------      ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.....................     259,677,426       196,611,332
  Net proceeds from the reinvestment of shares issued......              --                --
  Cost of shares redeemed..................................              --       (43,051,452)
  Net income equalization..................................              --            56,443
                                                               ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS....................................     259,677,426       153,616,323
                                                               ------------      ------------
  Net increase (decrease) in net assets during the period..     268,391,649       137,694,899
  Net assets at beginning of period........................              --                --
                                                               ------------      ------------
NET ASSETS END OF PERIOD(1)................................    $268,391,649      $137,694,899
                                                               ============      ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold..............................................       4,800,000         3,750,000
  Shares issued to shareholders from reinvestment of
     distributions.........................................              --                --
  Shares redeemed..........................................              --          (900,000)
                                                               ------------      ------------
  NET INCREASE (DECREASE)..................................       4,800,000         2,850,000
                                                               ============      ============
(1) Including undistributed (distribution in excess of) net
  investment income........................................    $  2,031,837      $  1,188,740
                                                               ============      ============




--------

    *  Commencement of operations



See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                      DJ STOXX 50 ETF
                                            ------------------------------------------------------------------
                                                                                                FOR THE PERIOD
                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    10/15/2002* -
                                             9/30/2007    9/30/2006    9/30/2005   9/30/2004+      9/30/2003
                                            ----------   ----------   ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD......   $  44.48      $ 39.31      $ 33.20      $ 27.89        $25.34(4)
                                             --------      -------      -------      -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............       1.50         1.30(6)      1.01         0.99          1.20
Net realized and unrealized gain (loss)
  (8).....................................       9.22         5.05         6.10         5.16          2.50
                                             --------      -------      -------      -------        ------
Total from investment operations..........      10.72         6.35         7.11         6.15          3.70
                                             --------      -------      -------      -------        ------
Net equalization credits and charges (6)..      (0.03)        0.38         0.00(5)      0.01         (0.49)
                                             --------      -------      -------      -------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................      (1.47)       (1.41)       (1.00)       (0.85)        (0.66)
Net realized gains........................      (0.01)       (0.15)          --           --            --
                                             --------      -------      -------      -------        ------
Total distributions.......................      (1.48)       (1.56)       (1.00)       (0.85)        (0.66)
                                             --------      -------      -------      -------        ------
NET ASSET VALUE, END OF PERIOD............   $  53.69      $ 44.48      $ 39.31      $ 33.20        $27.89
                                             ========      =======      =======      =======        ======
TOTAL RETURN (1)..........................      24.22%       17.40%       21.60%       22.13%        12.79%
Net assets, end of period (in 000's)......   $185,256      $71,175      $31,447      $24,896        $8,421
Ratio of expenses to average net assets...       0.30%        0.33%        0.32%        0.33%         0.35%(2)
Ratio of net investment income (loss) to
  average net assets......................       3.16%        3.13%        2.75%        2.98%         2.96%(2)
Portfolio turnover rate (3)...............          9%          14%           9%           7%            6%





See accompanying notes to financial highlights on page 130 and notes to financial statements.

--------------------------------------------------------------------------------


                             DJ EURO STOXX 50 ETF
      ------------------------------------------------------------------
                                                          FOR THE PERIOD
      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    10/15/2002* -
       9/30/2007    9/30/2006    9/30/2005   9/30/2004+      9/30/2003
      ----------   ----------   ----------   ----------   --------------
       $  49.23     $  41.31     $  33.94      $ 27.97        $ 24.35(4)
       --------     --------     --------      -------        -------

           1.40         1.32(6)      0.94         0.64           0.97
          12.80         7.92         7.39         6.14           3.59
       --------     --------     --------      -------        -------
          14.20         9.24         8.33         6.78           4.56
       --------     --------     --------      -------        -------
           0.35        (0.08)        0.02         0.01          (0.30)
       --------     --------     --------      -------        -------

          (1.66)       (1.24)       (0.98)       (0.82)         (0.64)
             --           --           --           --             --
       --------     --------     --------      -------        -------
          (1.66)       (1.24)       (0.98)       (0.82)         (0.64)
       --------     --------     --------      -------        -------
       $  62.12     $  49.23     $  41.31      $ 33.94        $ 27.97
       ========     ========     ========      =======        =======
          29.76%       22.48%       24.82%       24.21%         17.46%
       $484,541     $233,865     $179,688      $93,325        $85,366
           0.30%        0.33%        0.32%        0.33%          0.35%(2)

           2.86%        2.92%        2.79%        1.92%          2.78%(2)
             11%           6%          15%          11%             6%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                         SPDR S&P           SPDR           SPDR S&P           SPDR           SPDR S&P
                                         EMERGING            S&P           EMERGING            S&P           EMERGING
                                       ASIA PACIFIC         CHINA           MARKETS          BRIC 40          EUROPE
                                            ETF              ETF              ETF              ETF              ETF
                                      --------------   --------------   --------------   --------------   --------------
                                      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                       3/20/2007* -     3/20/2007* -     3/20/2007* -     6/19/2007* -     3/20/2007* -
                                         9/30/2007        9/30/2007        9/30/2007        9/30/2007        9/30/2007
                                      --------------   --------------   --------------   --------------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $ 60.50         $  52.23          $ 55.63         $  24.07          $ 54.38
                                          -------         --------          -------         --------          -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)........         0.64             0.50             0.42             0.07             0.22
Net realized and unrealized gain
  (loss) (8)........................        25.50            40.90            18.49             5.90             9.18
                                          -------         --------          -------         --------          -------
Total from investment operations....        26.14            41.40            18.91             5.97             9.40
                                          -------         --------          -------         --------          -------
Net equalization credits and charges
  (6)...............................         1.10             0.71             0.67             0.14             0.79
                                          -------         --------          -------         --------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............           --               --               --               --               --
Net realized gains..................           --               --               --               --               --
                                          -------         --------          -------         --------          -------
Total distributions.................           --               --               --               --               --
                                          -------         --------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD......      $ 87.74         $  94.34          $ 75.21         $  30.18          $ 64.57
                                          =======         ========          =======         ========          =======
TOTAL RETURN (1)....................        45.03%           80.64%           35.20%           25.38%           18.73%
Net assets, end of period (in
  000's)............................      $61,420         $122,639          $45,125         $156,921          $38,741
Ratio of expenses to average net
  assets............................         0.63%(2)         0.59%(2)         0.60%(2)         0.40%(2)         0.60%(2)
Ratio of expenses to average net
  assets before waiver..............           --               --               --             0.50%(2)           --
Ratio of net investment income
  (loss) to average net assets......         3.33%(2)         2.56%(2)         2.42%(2)         2.31%(2)         1.53%(2)
Portfolio turnover rate (3).........            1%               0%               0%(7)            0%               3%





See accompanying notes to financial highlights on page 130 and notes to financial statements.

--------------------------------------------------------------------------------


                          SPDR S&P                                            SPDR DJ
         SPDR S&P         EMERGING           SPDR           SPDR S&P         WILSHIRE
         EMERGING       MIDDLE EAST &         S&P         INTERNATIONAL    INTERNATIONAL
       LATIN AMERICA       AFRICA         WORLD EX-US       SMALL CAP       REAL ESTATE
            ETF              ETF              ETF              ETF              ETF
      --------------   --------------   --------------   --------------   --------------
      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
       3/20/2007* -     3/20/2007* -     4/20/2007* -     4/20/2007* -     12/15/2006* -
         9/30/2007        9/30/2007        9/30/2007        9/30/2007        9/30/2007
      --------------   --------------   --------------   --------------   --------------
          $ 57.51          $ 59.25          $ 32.57         $  35.59        $    60.28
          -------          -------          -------         --------        ----------

             0.50             0.67             0.41             0.17              1.20
            20.32             8.49             1.07             0.70              3.33
          -------          -------          -------         --------        ----------
            20.82             9.16             1.48             0.87              4.53
          -------          -------          -------         --------        ----------
             0.16             0.22               --             0.25              0.36
          -------          -------          -------         --------        ----------

               --               --               --               --             (1.34)
               --               --               --               --                --
          -------          -------          -------         --------        ----------
               --               --               --               --             (1.34)
          -------          -------          -------         --------        ----------
          $ 78.49          $ 68.63          $ 34.05         $  36.71        $    63.83
          =======          =======          =======         ========        ==========
            36.49%           15.84%            4.56%            3.14%             8.09%
          $39,244          $27,452          $13,621         $110,116        $1,111,226
             0.60%(2)         0.59%(2)         0.35%(2)         0.59%(2)          0.60%(2)

               --               --               --               --                --

             1.98%(2)         2.65%(2)         2.89%(2)         1.89%(2)          3.01%(2)
                2%               1%               0%(7)            2%               16%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                     SPDR                                                  SPDR
                                                FTSE/MACQUARIE         SPDR              SPDR        RUSSELL/NORMURA
                                                    GLOBAL           MSCI ACWI     RUSSELL/NORMURA      SMALL CAP
                                              INFASTRUCTURE 100        EX-US         PRIME JAPAN          JAPAN
                                                     ETF                ETF              ETF               ETF
                                              -----------------   --------------   ---------------   ---------------
                                                FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                 1/25/2007* -      1/10/2007* -      11/9/2006* -      11/9/2006* -
                                                  9/30/2007          9/30/2007        9/30/2007         9/30/2007
                                              -----------------   --------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........       $ 50.41           $  35.60          $  52.65          $  48.70
                                                   -------           --------          --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................          0.59               0.44              0.42              0.53
Net realized and unrealized gain (loss)
  (8).......................................          6.11               6.12              2.84             (0.77)
                                                   -------           --------          --------          --------
Total from investment operations............          6.70               6.56              3.26             (0.24)
                                                   -------           --------          --------          --------
Net equalization credits and charges (6)....          0.57               0.40                --             (0.03)
                                                   -------           --------          --------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................            --                 --              0.00(5)          (0.12)
Net realized gains..........................            --                 --                --                --
                                                   -------           --------          --------          --------
Total distributions.........................            --                 --                --             (0.12)
                                                   -------           --------          --------          --------
NET ASSET VALUE, END OF PERIOD..............       $ 57.68           $  42.56          $  55.91          $  48.31
                                                   =======           ========          ========          ========
TOTAL RETURN (1)............................         14.43%             19.55%             6.19%            (0.57)%
Net assets, end of period (in 000's)........       $46,142           $127,691          $268,392          $137,695
Ratio of expenses to average net assets.....          0.59%(2)           0.35%(2)          0.51%(2)          0.56%(2)
Ratio of net investment income (loss) to
  average net assets........................          2.50%(2)           2.78%(2)          0.97%(2)          1.26%(2)
Portfolio turnover rate (3).................             6%                 1%                0%(7)             2%



--------

    *  Commencement of operations

   (1) Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (2) Annualized

   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (4) The beginning net asset values have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the DJ STOXX 50 ETF and the DJ EURO STOXX 50 ETF was 1:2.536 and 1:2.444, respectively.

   (5) Amount is less than $0.005 per share

   (6) Per share numbers have been calculated using average shares method.

   (7) Amount shown represents less than 0.5%

   (8) The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

    + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. As of September 30, 2007, the Trust offered sixteen (16) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund" and, collectively, as "the Funds"). Accordingly, the financial statements herein relate to the following Funds: DJ STOXX 50 ETF (formerly, streetTRACKS Dow Jones STOXX 50 Fund), DJ EURO STOXX 50 ETF (formerly, streetTRACKS Dow Jones EURO STOXX 50 Fund), SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield or total return of a specified market index. The following two Funds were not operational as of September 30, 2007: SPDR S&P Asia Pacific ETF and SPDR S&P Europe ETF. No financial information is presented for these non-operational Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and or an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustee fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund Shares.

FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


For the year ended September 30, 2007, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN (LOSS)
                                                         RECLASSIFIED TO PAID IN CAPITAL
----------------------------------------------------------------------------------------
DJ STOXX 50 ETF........................................            $16,839,286
DJ EURO STOXX 50 ETF...................................             38,902,048
SPDR S&P Emerging Asia Pacific ETF.....................                     --
SPDR S&P China ETF.....................................                     --
SPDR S&P Emerging Markets ETF..........................                     --
SPDR S&P BRIC 40 ETF...................................                     --
SPDR S&P Emerging Europe ETF...........................                     --
SPDR S&P Emerging Latin America ETF....................                     --
SPDR S&P Emerging Middle East & Africa ETF.............                     --
SPDR S&P World ex-US ETF...............................                     --
SPDR S&P International Small Cap ETF...................                     --
SPDR DJ Wilshire International Real Estate ETF.........                     --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF......                     --
SPDR MSCI ACWI ex-US ETF...............................                     --
SPDR Russell/Nomura PRIME Japan ETF....................                     --
SPDR Russell/Nomura Small Cap Japan ETF................             (8,375,745)


At September 30, 2007, DJ EURO STOXX 50 ETF had capital loss carryforwards of $23,283, which may be utilized to offset any realized capital gains expiring September 30, 2015.

The Funds incurred the following losses during the period November 1, 2006 through September 30, 2007, that are deferred for tax purposes until fiscal 2008:

                                                                 DEFERRED LOSSES
                                                                 ---------------
DJ STOXX 50 ETF................................................    $  (106,255)
DJ EURO STOXX 50 ETF...........................................       (101,263)
SPDR S&P Emerging Asia Pacific ETF.............................             --
SPDR S&P China ETF.............................................             --
SPDR S&P Emerging Markets ETF..................................             --
SPDR S&P BRIC 40 ETF...........................................             --
SPDR S&P Emerging Europe ETF...................................             --
SPDR S&P Emerging Latin America ETF............................             --
SPDR S&P Emerging Middle East & Africa ETF.....................             --
SPDR S&P World ex-US ETF.......................................             --
SPDR S&P International Small Cap ETF...........................             --
SPDR DJ Wilshire International Real Estate ETF.................     (2,570,694)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............             --
SPDR MSCI ACWI ex-US ETF.......................................             --
SPDR Russell/Nomura PRIME Japan ETF............................             --
SPDR Russell/Nomura Small Cap Japan ETF........................             --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


For the year ended September 30, 2007, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2007, was as follows:

                                                                                         LONG-TERM
                                                                   ORDINARY INCOME     CAPITAL GAIN
---------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.................................................     $ 4,198,794            $--
DJ EURO STOXX 50 ETF............................................      15,108,265             --
SPDR S&P Emerging Asia Pacific ETF..............................              --             --
SPDR S&P China ETF..............................................              --             --
SPDR S&P Emerging Markets ETF...................................              --             --
SPDR S&P BRIC 40 ETF............................................              --             --
SPDR S&P Emerging Europe ETF....................................              --             --
SPDR S&P Emerging Latin America ETF.............................              --             --
SPDR S&P Emerging Middle East & Africa ETF......................              --             --
SPDR S&P World ex-US ETF........................................              --             --
SPDR S&P International Small Cap ETF............................              --             --
SPDR DJ Wilshire International Real Estate ETF..................      19,239,701             --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............              --             --
SPDR MSCI ACWI ex-US ETF........................................              --             --
SPDR Russell/Nomura PRIME Japan ETF.............................           1,530             --
SPDR Russell/Nomura Small Cap Japan ETF.........................         222,848             --


The tax character of distributions paid during the year ended September 30, 2006, was as follows:

                                                                                         LONG-TERM
                                                                   ORDINARY INCOME     CAPITAL GAIN
---------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.................................................      $1,209,512         $372,861
DJ EURO STOXX 50 ETF............................................       4,859,299               --


As of September 30, 2007 the components of distributable earnings on a tax basis were as follows:

                                                         UNDISTRIBUTED       UNDISTRIBUTED     NET UNREALIZED
                                                       (OVERDISTRIBUTED)       LONG-TERM        APPRECIATION
                                                        ORDINARY INCOME       CAPITAL GAIN     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.....................................      $   115,147             $--           $ 16,778,279
DJ EURO STOXX 50 ETF................................       (2,045,665)             --             65,350,223
SPDR S&P Emerging Asia Pacific ETF..................          535,196              --             12,075,935
SPDR S&P China ETF..................................          654,576              --             35,430,636
SPDR S&P Emerging Markets ETF.......................          628,680              --              7,586,890
SPDR S&P BRIC 40 ETF................................          364,614              --             17,925,484
SPDR S&P Emerging Europe ETF........................          167,086              --              3,934,080
SPDR S&P Emerging Latin America ETF.................          288,376              --              8,935,439
SPDR S&P Emerging Middle East & Africa ETF..........          289,771              --              2,080,572
SPDR S&P World ex-US ETF............................          174,757              --                420,149
SPDR S&P International Small Cap ETF................          653,997              --              1,314,167
SPDR DJ Wilshire International Real Estate ETF......       (2,353,705)             --            (22,825,794)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...          549,242              --              2,691,313
SPDR MSCI ACWI ex-US ETF............................        1,439,713              --             10,297,505
SPDR Russell/Nomura PRIME Japan ETF.................        2,222,730              --              6,491,493
SPDR Russell/Nomura Small Cap Japan ETF.............        1,188,740              --             (8,883,104)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF and SPDR DJ Wilshire International Real Estate ETF. The following Funds distribute annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty In Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Funds' last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact, if any, to the financial statements has not yet been determined.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
                                                                   -----------
DJ STOXX 50 ETF..................................................      0.29%
DJ EURO STOXX 50 ETF.............................................      0.29
SPDR S&P Emerging Asia Pacific ETF...............................      0.59
SPDR S&P China ETF...............................................      0.59
SPDR S&P Emerging Markets ETF....................................      0.59
SPDR S&P BRIC 40 ETF.............................................      0.50*
SPDR S&P Emerging Europe ETF.....................................      0.59
SPDR S&P Emerging Latin America ETF..............................      0.59
SPDR S&P Emerging Middle East & Africa ETF.......................      0.59
SPDR S&P World ex-US ETF.........................................      0.34
SPDR S&P International Small Cap ETF.............................      0.59
SPDR DJ Wilshire International Real Estate ETF...................      0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF.........................................      0.34
SPDR Russell/Nomura PRIME Japan ETF..............................      0.50
SPDR Russell/Nomura Small Cap Japan ETF..........................      0.55



* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until June 19, 2008.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent. State Street has also been approved to act as the securities lending agent for the Funds and will receive a portion of any lending income.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

TRUSTEES' FEES

Commencing August 11, 2007, the Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and the SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $12,000 plus $4,500 per in person meeting attended and $500 for each meeting attended via telephone or video conference.

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and 200,000 shares for SPDR World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF. Such transactions are only permitted on an in-kind basis, with a separate cash payment (cash component), which is used to equate the transaction to the net asset value per Share of a Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2007, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation as follows:

                                                                      GROSS            GROSS        NET UNREALIZED
                                                 IDENTIFIED        UNREALIZED       UNREALIZED       APPRECIATION
                                                    COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.............................   $  168,149,078      $20,422,872      $ 3,653,739      $ 16,769,133
DJ EURO STOXX 50 ETF........................      487,027,921       69,675,242        4,336,734        65,338,508
SPDR S&P Emerging Asia Pacific ETF..........       48,618,019       12,546,713          357,260        12,189,453
SPDR S&P China ETF..........................       86,592,950       35,533,465          104,875        35,428,590
SPDR S&P Emerging Markets ETF...............       36,103,226        7,729,277          187,401         7,541,876
SPDR S&P BRIC 40 ETF........................      138,378,875       18,216,706          291,320        17,925,386
SPDR S&P Emerging Europe ETF................       34,572,591        4,154,197          224,050         3,930,147
SPDR S&P Emerging Latin America ETF.........       30,374,840        9,351,259          414,398         8,936,861
SPDR S&P Emerging Middle East & Africa ETF..       24,776,423        2,581,748          520,768         2,060,980
SPDR S&P World ex-US ETF....................       13,076,031        1,109,640          693,548           416,092
SPDR S&P International Small Cap ETF........      108,221,500        6,986,101        5,701,495         1,284,606
SPDR DJ Wilshire International Real Estate
  ETF.......................................    1,141,103,608       59,313,824       82,177,251       (22,863,427)
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................       43,063,350        3,239,684          552,670         2,687,014
SPDR MSCI ACWI ex-US ETF....................      116,145,135       13,196,235        2,934,357        10,261,878
SPDR Russell/Nomura PRIME Japan ETF.........      260,429,844       27,947,237       21,473,030         6,474,207
SPDR Russell/Nomura Small Cap Japan ETF.....      145,741,071        8,024,454       16,912,113        (8,887,659)


6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                   CONTRIBUTIONS      REDEMPTIONS
-------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF................................................   $  150,263,274     $ 59,487,912
DJ EURO STOXX 50 ETF...........................................      326,724,761      149,877,484
SPDR S&P Emerging Asia Pacific ETF.............................       23,816,248               --
SPDR S&P China ETF.............................................       86,217,347               --
SPDR S&P Emerging Markets ETF..................................       25,621,530               --
SPDR S&P BRIC 40 ETF...........................................      134,435,621               --
SPDR S&P Emerging Europe ETF...................................       29,422,970               --
SPDR S&P Emerging Latin America ETF............................       23,408,801               --
SPDR S&P Emerging Middle East & Africa ETF.....................       21,813,210               --
SPDR S&P World ex-US ETF.......................................       12,622,567               --
SPDR S&P International Small Cap ETF...........................       99,597,171               --
SPDR DJ Wilshire International Real Estate ETF.................    1,133,577,201               --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............       42,417,198               --
SPDR MSCI ACWI ex-US ETF.......................................      113,401,589               --
SPDR Russell/Nomura PRIME Japan ETF............................      249,783,227               --
SPDR Russell/Nomura Small Cap Japan ETF........................      194,619,098       41,905,248


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


For the year ended September 30, 2007, the Trust had purchases and sales of investment securities as follows:

                                                                     PURCHASES          SALES
------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF.................................................   $ 11,625,107     $ 12,851,189
DJ EURO STOXX 50 ETF............................................     48,611,187       60,859,216
SPDR S&P Emerging Asia Pacific ETF..............................     23,121,024          195,306
SPDR S&P China ETF..............................................        178,558               --
SPDR S&P Emerging Markets ETF...................................     10,064,761          107,003
SPDR S&P BRIC 40 ETF............................................      3,576,198               --
SPDR S&P Emerging Europe ETF....................................      5,635,391          541,942
SPDR S&P Emerging Latin America ETF.............................      7,139,768          510,391
SPDR S&P Emerging Middle East & Africa ETF......................      3,449,471          176,179
SPDR S&P World ex-US ETF........................................        518,293           53,725
SPDR S&P International Small Cap ETF............................      9,623,661        1,339,650
SPDR DJ Wilshire International Real Estate ETF..................    119,904,653      114,625,488
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............      2,118,901        1,603,575
SPDR MSCI ACWI ex-US ETF........................................      3,834,126        1,015,542
SPDR Russell/Nomura PRIME Japan ETF.............................     11,370,059        1,006,085
SPDR Russell/Nomura Small Cap Japan ETF.........................      3,543,326        1,984,160


For the year ended September 30, 2007, the Trust did not pay any commissions to an affiliate of the Adviser for Investment Transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. As of September 30, 2007, DJ EURO STOXX 50 ETF had securities on loan through an unaffiliated securities lending agent. In the future, it is expected that State Street will act as the securities lending agent for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
SPDR Index Shares Funds,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sixteen funds (each a "Fund") comprising the SPDR Index Shares Funds (formally "streetTRACKS Index Shares Funds")(the "Trust") at September 30, 2007, the results of each of their operations, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2007

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING BID/ASK MIDPOINT PRICE VS. NAV

The following charts are provided to show the frequency at which the daily market price on the American Stock Exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

DJ STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (10/21/2002)
  through 9/30/2007.....................    226        73         5        79         30        12


DJ EURO STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (10/21/2002)
  through 9/30/2007.....................    157        49         6        119        65        15


SPDR S&P EMERGING ASIA PACIFIC ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................    23         20         6         9         15         3


--------

* Prior to 11/1/2006, the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SPDR S&P CHINA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................    25         17        11        17         9         11


SPDR S&P EMERGING MARKETS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................    21         12         5        17         12         1


SPDR S&P BRIC 40 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (6/22/2007)
  through 9/30/2007.....................    19         18         9         2         5          0


SPDR S&P EMERGING EUROPE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................    37         12         2         4         3          0


SPDR S&P EMERGING LATIN AMERICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................     7         5          0         6         5          0

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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2007.....................    39         14         4         9         9          1


SPDR S&P WORLD EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2007.....................    16         3          1        10         4          0


SPDR S&P INTERNATIONAL SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2007.....................    51         12         3         8         0          0


SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (12/20/2006)
  through 9/30/2007.....................    90         28         4        13         4          0


SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (1/30/2007)
  through 9/30/2007.....................    38         5          0         3         0          1

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SPDR MSCI ACWI EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (1/17/2007)
  through 9/30/2007.....................    45         11         3        11         3          0


SPDR RUSSELL/NOMURA PRIME JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2007.....................    37         9          3        24         21         4


SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2007.....................    56         43         7        12         19         5

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2007 and held for the six months ended September 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Funds in the secondary market, you will incur customary brokerage commissions and charges.


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                      BEGINNING         ENDING        EXPENSES PAID
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                                  4/1/07         9/30/07      4/1/07 TO 9/30/07
------                                              -------------   -------------   -----------------
DJ STOXX 50 ETF...................................      $1,000        $1,120.57           $1.59
DJ EURO STOXX 50 ETF..............................       1,000         1,146.72            1.61
SPDR S&P Emerging Asia Pacific ETF................       1,000         1,423.20            3.83
SPDR S&P China ETF................................       1,000         1,744.45            4.06
SPDR S&P Emerging Markets ETF.....................       1,000         1,307.77            3.47
SPDR S&P BRIC 40 ETF**............................       1,000         1,253.80            1.28
SPDR S&P Emerging Europe ETF......................       1,000         1,120.42            3.19
SPDR S&P Emerging Latin America ETF...............       1,000         1,320.94            3.49
SPDR S&P Emerging Middle East & Africa ETF........       1,000         1,108.19            3.12
SPDR S&P World ex-US ETF***.......................       1,000         1,045.60            1.61
SPDR S&P International Small Cap ETF***...........       1,000         1,031.40            2.69
SPDR DJ Wilshire International Real Estate ETF....       1,000           969.50            2.96
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.............................................       1,000         1,070.92            3.06
SPDR MSCI ACWI ex-US ETF..........................       1,000         1,121.77            1.86
SPDR Russell/Nomura PRIME Japan ETF...............       1,000           977.96            2.53
SPDR Russell/Nomura Small Cap Japan ETF...........       1,000           909.28            2.68


* Expenses are equal to the Fund's annualized expense ratios of 0.30%, 0.30%, 0.63%, 0.59%, 0.60%, 0.40%, 0.60%, 0.60%, 0.59%, 0.35%, 0.59%, 0.60%, 0.59%,
0.35%, 0.51%, 0.56%, respectively, multiplied by the average account value of the period, multiplied by 183/365 or since inception.

** For the period June 19, 2007 (commencement of operations) to September 30, 2007.

*** For the period April 20, 2007 (commencement of operations) to September 30, 2007.

                                                      BEGINNING         ENDING        EXPENSES PAID
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                            4/1/07         9/30/07      4/1/07 TO 9/30/07
------------                                        -------------   -------------   -----------------
DJ STOXX 50 ETF...................................      $1,000        $1,023.56           $1.52
DJ EURO STOXX 50 ETF..............................       1,000         1,023.56            1.52
SPDR S&P Emerging Asia Pacific ETF................       1,000         1,021.91            3.19
SPDR S&P China ETF................................       1,000         1,022.11            2.99
SPDR S&P Emerging Markets ETF.....................       1,000         1,022.11            3.04
SPDR S&P BRIC 40 ETF..............................       1,000         1,023.06            2.03
SPDR S&P Emerging Europe ETF......................       1,000         1,022.06            3.04
SPDR S&P Emerging Latin America ETF...............       1,000         1,022.06            3.04
SPDR S&P Emerging Middle East & Africa ETF........       1,000         1,022.11            2.99
SPDR S&P World ex-US ETF..........................       1,000         1,023.31            1.78
SPDR S&P International Small Cap ETF..............       1,000         1,022.11            2.99
SPDR DJ Wilshire International Real Estate ETF....       1,000         1,022.06            3.04
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.............................................       1,000         1,022.11            2.99
SPDR MSCI ACWI ex-US ETF..........................       1,000         1,023.31            1.78
SPDR Russell/Nomura PRIME Japan ETF...............       1,000         1,022.51            2.59
SPDR Russell/Nomura Small Cap Japan ETF...........       1,000         1,022.26            2.84


* Expenses (hypothetical expenses if the Fund had been in existence from 4/1/07) are equal to the Fund's annualized expense ratios of 0.30%, 0.30%, 0.63%, 0.59%, 0.60%, 0.40%, 0.60%, 0.60%, 0.59%, 0.35%, 0.59%, 0.60%, 0.59%, 0.35%, 0.51%, and
0.56%, respectively, multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.


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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2007:

QUALIFIED DIVIDEND INCOME

For the fiscal year ended September 30, 2007, a portion of dividends distributed by the Funds are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on the individual's tax bracket. These amounts are noted below:

                                                                     PERCENTAGE
-------------------------------------------------------------------------------
DJ STOXX 50 ETF...................................................     100.00%
DJ EURO STOXX 50 ETF..............................................      99.60
SPDR S&P Emerging Asia Pacific ETF................................         --
SPDR S&P China ETF................................................         --
SPDR S&P Emerging Markets ETF.....................................         --
SPDR S&P BRIC 40 ETF..............................................         --
SPDR S&P Emerging Europe ETF......................................         --
SPDR S&P Emerging Latin America ETF...............................         --
SPDR S&P Emerging Middle East & Africa ETF........................         --
SPDR S&P World ex-US ETF..........................................         --
SPDR S&P International Small Cap ETF..............................         --
SPDR DJ Wilshire International Real Estate ETF....................      68.32
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................         --
SPDR MSCI ACWI ex-US ETF..........................................         --
SPDR Russell/Nomura PRIME Japan ETF...............................     100.00
SPDR Russell/Nomura Small Cap Japan ETF...........................     100.00


For the fiscal year ended September 30, 2007, certain dividends paid by DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, and SPDR Russell/Nomura Small Cap Japan ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2007 form 1099-DIV.


                                       147

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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


FOREIGN TAX CREDIT

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2007, the total amount of foreign taxes that will be passed through are:

                                                                       AMOUNT
-------------------------------------------------------------------------------
DJ STOXX 50 ETF...................................................   $  470,097
DJ EURO STOXX 50 ETF..............................................    2,141,705
SPDR S&P Emerging Asia Pacific ETF................................       67,534
SPDR S&P China ETF................................................           85
SPDR S&P Emerging Markets ETF.....................................       24,075
SPDR S&P BRIC 40 ETF..............................................       12,907
SPDR S&P Emerging Europe ETF......................................       31,609
SPDR S&P Emerging Latin America ETF...............................       25,824
SPDR S&P Emerging Middle East & Africa ETF........................       12,403
SPDR S&P World ex-US ETF..........................................       19,785
SPDR S&P International Small Cap ETF..............................       39,009
SPDR DJ Wilshire International Real Estate ETF....................    2,713,196
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................       34,539
SPDR MSCI ACWI ex-US ETF..........................................      140,679
SPDR Russell/Nomura PRIME Japan ETF...............................      239,735
SPDR Russell/Nomura Small Cap Japan ETF...........................      127,901




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OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll-free) or (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdretfs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.spdretfs.com.

INVESTMENT ADVISORY CONTRACT RENEWAL

At an in-person meeting held on August 22, 2007, the Board of Trustees of the Trust (the "Board") evaluated the proposal to continue the Investment Advisory Agreement with respect to the operational series of the Trust (the "Current ETFs") and to continue the Investment Advisory Agreement with respect to the previously approved non-operational series of the Trust (collectively, the "New ETFs" and, together with the Current ETFs, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Adviser with respect to the Current ETFs and to be provided by the Adviser with respect to the New ETFs, under the Investment Advisory Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and the materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser's responsibilities for managing the investment operations of the Current ETFs and anticipated responsibilities for managing the investment operations of the New ETFs, in accordance with each ETF's investment objective and policies, and applicable legal and regulatory requirements. They appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the ETFs. They also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser's experience in managing equity ETFs. The Board then determined that the nature, extent and quality of services provided by the Adviser to the Trust were necessary and appropriate.


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--------------------------------------------------------------------------------


The Board reviewed the Current ETFs' performance. The Board noted that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective and the Board reviewed each Current ETF's index tracking and tracking error. The Board considered that each Current ETF closely tracked its benchmark index and that the Current ETFs did not generate any taxable gain during the most recent fiscal year. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationships with the current ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the ETFs grow in size and assess whether breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the historical expense ratios of the Current ETFs, estimated expense ratios of the New ETFs, and the unitary fee structure. The Board used an ETF by ETF analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board's conclusions in approving the Investment Advisory Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the Current ETFs and fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the low fee structure of the Trust.

At the meeting, the Board also evaluated the proposal to continue the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser"), with respect to one of the Current ETFs, the SPDR(R) DJ Wilshire International Real Estate ETF (the "International Real Estate ETF"). The Independent Trustees also met separately with their counsel to consider the Sub-Advisory Agreement.

In evaluating the Sub-Advisory Agreement, the Board drew on materials provided to them by the Sub-Adviser and on other materials provided to them by State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the International Real Estate ETF under the Sub-Advisory Agreement, (ii) investment performance of the International Real Estate ETF, (iii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



would be realized if and as the International Real Estate ETF grows and whether fee levels in the Sub-Advisory Agreements reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in REITs and real estate related securities. The Board considered that the International Real Estate ETF satisfactorily tracked its benchmark index and did not distribute any capital gains. In light of the Board's determination that the unitary fee paid to the Adviser by the International Real Estate ETF was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

The Board's conclusions in approving the Sub-Advisory Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the International Real Estate ETF were appropriate; (b) the performance, and more importantly, the index tracking, of the International Real Estate ETF had been satisfactory; (c) the Sub-Adviser's fees for the International Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable;
(d) any additional benefits to the Sub-Adviser were not of a magnitude materially to affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the International Real Estate ETF.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS


                                                                        NUMBER
                                                                          OF
                                             TERM OF                    PORTFO-
                                             OFFICE                      LIOS
                                               AND                      IN FUND
                                   POSI-     LENGTH      PRINCIPAL      COMPLEX       OTHER
                                  TION(S)      OF      OCCUPATION(S)   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS                      WITH       TIME      DURING PAST       BY         HELD BY
AND DATE OF BIRTH                  FUNDS     SERVED       5 YEARS       TRUSTEE      TRUSTEE
-----------------                --------   --------   -------------   --------   -------------
INDEPENDENT TRUSTEES
DAVID M. KELLY                   Indepen-   Unlim-     Retired.           65      Chicago Stock
  c/o SPDR Index Shares Funds    dent       ited                                  Exchange
  State Street Financial Center  Trustee    Elected:                              (Public
  One Lincoln Street                        July                                  Governor/
  Boston, MA 02111-2900                     2004                                  Director);
  10/10/38                                                                        Penson
                                                                                  Worldwide
                                                                                  Inc.
                                                                                  (Director);
                                                                                  Custodial
                                                                                  Trust Co.
                                                                                  (Director);
                                                                                  SPDR Series
                                                                                  Trust
                                                                                  (Trustee).
FRANK NESVET                     Indepen-   Unlim-     Chief              65      SPDR Series
  c/o SPDR Index Shares Funds    dent       ited       Executive                  Trust
  State Street Financial Center  Trustee,   Elected:   Officer,                   (Trustee)
  One Lincoln Street             Chairman   July       Libra Group,
  Boston, MA 02111-2900                     2004       Inc. (1998-
  9/24/43                                              present) (a
                                                       financial
                                                       services
                                                       consulting
                                                       company).
HELEN F. PETERS                  Indepen-   Unlim-     Professor of       65      Federal Home
  c/o SPDR Index Shares Funds    dent       ited       Finance,                   Loan Bank of
  State Street Financial Center  Trustee,   Elected:   Carroll                    Boston
  One Lincoln Street             Chair of   July       School of                  (Director);
  Boston, MA 02111-2900          Audit      2004       Management,                BJ's
  3/22/48                        Commit-               Boston                     Wholesale
                                 tee                   College                    Clubs
                                                       (2003-                     (Director);
                                                       present);                  SPDR Series
                                                       Dean, Boston               Trust
                                                       College                    (Trustee).
                                                       (August 2000-
                                                       2003).
INTERESTED TRUSTEE
JAMES E. ROSS*                   Inter-     Unlim-     President,         74      SPDR Series
  SSgA Funds Management, Inc.    ested      ited       SSgA Funds                 Trust
  State Street Financial Center  Trustee,   Elected    Management,                (Trustee);
  One Lincoln Street             Presi-     Presi-     Inc. (2005-                Select Sector
  Boston, MA 02111               dent       dent:      present);                  SPDR Trust
  6/24/65                                   May        Principal,                 (Trustee);
                                            2005,      SSgA Funds                 State Street
                                            Elected    Management,                Master Funds
                                            Trustee:   Inc. (2001-                (Trustee);
                                            November   present);                  and State
                                            2005       Senior                     Street
                                                       Managing                   Institutional
                                                       Director,                  Investment
                                                       State Street               Trust
                                                       Global                     (Trustee).
                                                       Advisors
                                                       (2006-
                                                       present);
                                                       Principal,
                                                       State Street
                                                       Global
                                                       Advisors
                                                       (2000-2006).

* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

The Statement of Additional Information includes additional information about the Board of Trustees and is available without charge upon request, by calling 1-866-787-2257 (toll-free).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                        NUMBER
                                                                          OF
                                             TERM OF                    PORTFO-
                                             OFFICE                      LIOS
                                               AND                      IN FUND
                                 POSITIO-    LENGTH      PRINCIPAL      COMPLEX       OTHER
                                   N(S)        OF      OCCUPATION(S)   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS                      WITH       TIME      DURING PAST       BY         HELD BY
AND DATE OF BIRTH                  FUNDS     SERVED       5 YEARS       TRUSTEE      TRUSTEE
-----------------                --------   --------   -------------   --------   -------------
OFFICERS
MICHAEL P. RILEY                 Vice       Unlim-     Principal,         N/A          N/A
  SSgA Funds Management, Inc.    Presi-     ited       State Street
  State Street Financial Center  dent       Elected:   Global
  One Lincoln Street                        February   Advisors
  Boston, MA 02111                          2005       (2005-
  3/22/69                                              present);
                                                       Assistant
                                                       Vice
                                                       President,
                                                       State Street
                                                       Bank and
                                                       Trust Company
                                                       (2000-2004).
GARY L. FRENCH                   Trea-      Unlim-     Senior Vice        N/A          N/A
  State Street Bank and Trust    surer      ited       President,
  Company                                   Elected:   State Street
  Two Avenue de Lafayette                   May 2005   Bank and
  Boston, MA 02111                                     Trust Company
  07/04/51                                             (2002-
                                                       present);
                                                       Managing
                                                       Director,
                                                       Deutsche Bank
                                                       (2001-2002).
MATTHEW FLAHERTY                 Assis-     Unlim-     Assistant          N/A          N/A
  State Street Bank and Trust    tant       ited       Vice
  Company                        Trea-      Elected:   President,
  Two Avenue de Lafayette        surer      May 2005   State Street
  Boston, MA 02111                                     Bank and
  2/19/71                                              Trust (1994-
                                                       present).*
CHAD C. HALLETT                  Assis-     Unlim-     Vice               N/A          N/A
  State Street Bank and Trust    tant       ited       President,
  Company                        Trea-      Elected:   State Street
  Two Avenue de Lafayette        surer      May 2006   Bank and
  Boston, MA 02111                                     Trust Company
  1/28/69                                              (2001-
                                                       Present).*



* Served in various capacities during noted time period.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                        NUMBER
                                                                          OF
                                             TERM OF                    PORTFO-
                                             OFFICE                      LIOS
                                               AND                      IN FUND
                                   POSI-     LENGTH      PRINCIPAL      COMPLEX       OTHER
                                  TION(S)      OF      OCCUPATION(S)   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS                      WITH       TIME      DURING PAST       BY         HELD BY
AND DATE OF BIRTH                  FUNDS     SERVED       5 YEARS       TRUSTEE      TRUSTEE
-----------------                --------   --------   -------------   --------   -------------
MARY MORAN ZEVEN                 Secre-     Unlim-     Senior Vice        N/A          N/A
  State Street Bank and Trust    tary       ited       President and
  Company                                   Elected:   Senior
  Two Avenue de Lafayette                   July       Managing
  Boston, MA 02111                          2004       Counsel,
  2/27/61                                              State Street
                                                       Bank and
                                                       Trust Company
                                                       (2002-
                                                       present).
RYAN M. LOUVAR                   Assis-     Unlim-     Vice               N/A          N/A
  State Street Bank and Trust    tant       ited       President and
  Company                        Secre-     Elected:   Counsel,
  Two Avenue de Lafayette        tary       October    State Street
  Boston, MA 02111                          2006       Bank and
  2/18/72                                              Trust Company
                                                       (2005-
                                                       present);
                                                       Counsel,
                                                       BISYS Group,
                                                       Inc. (2000-
                                                       2005) (a
                                                       financial
                                                       services
                                                       company).
MARK E. TUTTLE                   Assis-     Unlim-     Vice               N/A          N/A
  State Street Bank and Trust    tant       ited       President and
  Company                        Secre-     Elected:   Assistant
  Two Avenue de Lafayette        tary       August     Counsel,
  Boston, MA 02111                          2007       State Street
  3/25/70                                              Bank and
                                                       Trust Company
                                                       (2007-
                                                       present);
                                                       Assistant
                                                       Counsel,
                                                       BISYS Group,
                                                       Inc. (2006-
                                                       2007) (a
                                                       financial;
                                                       services
                                                       company);
                                                       Compliance
                                                       Manager,
                                                       BISYS Group,
                                                       Inc. (2005-
                                                       2006); Sole
                                                       Practitioner,
                                                       Mark E.
                                                       Tuttle
                                                       Attorney at
                                                       Law (2004-
                                                       2005);
                                                       Paralegal,
                                                       John Hancock
                                                       Financial
                                                       Services,
                                                       Inc. (2000-
                                                       2004).
JULIE B. PIATELLI                Chief      Unlim-     Principal and      N/A          N/A
  SSgA Funds Management, Inc.    Compli-    ited       Senior
  State Street Financial Center  ance       Elected:   Compliance
  One Lincoln Street             Officer    August     Officer, SSgA
  Boston, MA 02111                          2007       Funds
  8/5/67                                               Management,
                                                       Inc. (2004-
                                                       present);
                                                       Vice
                                                       President,
                                                       State Street
                                                       Global
                                                       Advisors
                                                       (2004-
                                                       present);
                                                       Senior
                                                       Manager,
                                                       Pricewater-
                                                       houseCoopers,
                                                       LLP (1999-
                                                       2004)

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETF's being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KIE)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman  Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member NASD, SIPC is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and Diamonds Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Mark E. Tuttle, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.

State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRETFS.COM

Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

DJ STOXX 50 ETF, DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, S&P International Small Cap ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limted, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(C) 2007 State Street Corporation STISFAR

For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) Frank Nesvet is the registrant's audit committee financial expert. The Board also determined that Mr. Nesvet is not an "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate audit fees billed for professional services rendered by the principal accountant were $178,200 and $38,800, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate tax fees billed for professional services rendered by the principal accountant were $123,200 and $14,800, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2007 and September 30, 2006.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

               or

     b. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     c. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     d. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     e. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate non-audit fees billed by PwC for services rendered to the Trust and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $7,265,000 (estimated) and $5,831,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: November 27, 2007


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer and Principal Financial
    Officer

Date: November 27, 2007